UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22061

Name of Fund:  BlackRock Funds II
                             BlackRock Managed Income Fund
BlackRock Retirement Income 2030 Fund
BlackRock Retirement Income 2040 Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2024

Date of reporting period: 06/30/2024

Item 1 – Reports to Stockholders
(a)    The Reports to Shareholders are attached herewith.
BlackRock Managed Income Fund

Institutional Shares  | BLDIX

Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock Managed Income Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$19	0.38%

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	2.26%	7.79%	3.40%	3.70%
Bloomberg U.S. Aggregate Bond Index...
	(0.71)	2.63	(0.23)	1.35
Customized Reference Benchmark...
	3.92	8.89	4.41	4.90

The Fund's returns shown prior to October 1, 2016, are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Investment Grade Bond Portfolio.

The Customized Reference Benchmark is comprised of the returns of the Bloomberg U.S. Aggregate Bond Index (70%) and the S&P 500® Index (30%).

Key Fund statistics

Net Assets...
$750,243,707
Number of Portfolio Holdings...
1,781
Portfolio Turnover Rate...
36%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of  June 30, 2024)

(as of June 30, 2024)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Investment Companies...
26.3%
Corporate Bonds...
25.5
Asset-Backed Securities...
19.4
Common Stocks...
10.0
Floating Rate Loan Interests...
10.0
Equity-Linked Notes...
5.5
Non-Agency Mortgage-Backed Securities...
1.5
U.S. Treasury Obligations...
1.1
Foreign Agency Obligations...
0.4
Foreign Government Obligations...
0.2
OtherFootnote Reference(b)...
0.1
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
25.7%
AA/Aa...
8.7
A...
25.2
BBB/Baa...
20.4
BB/Ba...
4.6
B...
5.8
CCC/Caa...
0.4
CC/Ca...
0.1
NR...
9.1
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Managed Income Fund

Institutional Shares  | BLDIX

Semi-Annual Shareholder Report — June 30, 2024

BLDIX-06/24-SAR

BlackRock Managed Income Fund

Investor A Shares  | BLADX

Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock Managed Income Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$32	0.63%

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	2.13%	7.52%	3.12%	3.41%
Investor A Shares (with sales charge)...
	(1.95)	3.22	2.28	2.99
Bloomberg U.S. Aggregate Bond Index...
	(0.71)	2.63	(0.23)	1.35
Customized Reference Benchmark...
	3.92	8.89	4.41	4.90

The Fund's returns shown prior to October 1, 2016, are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Investment Grade Bond Portfolio.

The Customized Reference Benchmark is comprised of the returns of the Bloomberg U.S. Aggregate Bond Index (70%) and the S&P 500® Index (30%).

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

Key Fund statistics

Net Assets...
$750,243,707
Number of Portfolio Holdings...
1,781
Portfolio Turnover Rate...
36%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of  June 30, 2024)

(as of June 30, 2024)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Investment Companies...
26.3%
Corporate Bonds...
25.5
Asset-Backed Securities...
19.4
Common Stocks...
10.0
Floating Rate Loan Interests...
10.0
Equity-Linked Notes...
5.5
Non-Agency Mortgage-Backed Securities...
1.5
U.S. Treasury Obligations...
1.1
Foreign Agency Obligations...
0.4
Foreign Government Obligations...
0.2
OtherFootnote Reference(b)...
0.1
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
25.7%
AA/Aa...
8.7
A...
25.2
BBB/Baa...
20.4
BB/Ba...
4.6
B...
5.8
CCC/Caa...
0.4
CC/Ca...
0.1
NR...
9.1
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Managed Income Fund

Investor A Shares  | BLADX

Semi-Annual Shareholder Report — June 30, 2024

BLADX-06/24-SAR

BlackRock Managed Income Fund

Investor C Shares  | BMICX

Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock Managed Income Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$69	1.38%

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	1.75%	6.71%	2.36%	2.65%
Investor C Shares (with sales charge)...
	0.75	5.71	2.36	2.65
Bloomberg U.S. Aggregate Bond Index...
	(0.71)	2.63	(0.23)	1.35
Customized Reference Benchmark...
	3.92	8.89	4.41	4.90

The Fund's returns shown prior to October 1, 2016, are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Investment Grade Bond Portfolio.

The Customized Reference Benchmark is comprised of the returns of the Bloomberg U.S. Aggregate Bond Index (70%) and the S&P 500® Index (30%).

Performance shown prior to the Investor C Shares inception date of October 3, 2016 is that of Class K Shares (which have no distribution or service fees) and was restated to reflect Investor C Shares fees.

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.

Key Fund statistics

Net Assets...
$750,243,707
Number of Portfolio Holdings...
1,781
Portfolio Turnover Rate...
36%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of  June 30, 2024)

(as of June 30, 2024)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Investment Companies...
26.3%
Corporate Bonds...
25.5
Asset-Backed Securities...
19.4
Common Stocks...
10.0
Floating Rate Loan Interests...
10.0
Equity-Linked Notes...
5.5
Non-Agency Mortgage-Backed Securities...
1.5
U.S. Treasury Obligations...
1.1
Foreign Agency Obligations...
0.4
Foreign Government Obligations...
0.2
OtherFootnote Reference(b)...
0.1
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
25.7%
AA/Aa...
8.7
A...
25.2
BBB/Baa...
20.4
BB/Ba...
4.6
B...
5.8
CCC/Caa...
0.4
CC/Ca...
0.1
NR...
9.1
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Managed Income Fund

Investor C Shares  | BMICX

Semi-Annual Shareholder Report — June 30, 2024

BMICX-06/24-SAR

BlackRock Managed Income Fund

Class K Shares  | BLDRX

Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock Managed Income Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$17	0.33%

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	2.17%	7.84%	3.43%	3.76%
Bloomberg U.S. Aggregate Bond Index...
	(0.71)	2.63	(0.23)	1.35
Customized Reference Benchmark...
	3.92	8.89	4.41	4.90

The Fund's returns shown prior to October 1, 2016, are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Investment Grade Bond Portfolio.

The Customized Reference Benchmark is comprised of the returns of the Bloomberg U.S. Aggregate Bond Index (70%) and the S&P 500® Index (30%).

Key Fund statistics

Net Assets...
$750,243,707
Number of Portfolio Holdings...
1,781
Portfolio Turnover Rate...
36%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of  June 30, 2024)

(as of June 30, 2024)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Investment Companies...
26.3%
Corporate Bonds...
25.5
Asset-Backed Securities...
19.4
Common Stocks...
10.0
Floating Rate Loan Interests...
10.0
Equity-Linked Notes...
5.5
Non-Agency Mortgage-Backed Securities...
1.5
U.S. Treasury Obligations...
1.1
Foreign Agency Obligations...
0.4
Foreign Government Obligations...
0.2
OtherFootnote Reference(b)...
0.1
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
25.7%
AA/Aa...
8.7
A...
25.2
BBB/Baa...
20.4
BB/Ba...
4.6
B...
5.8
CCC/Caa...
0.4
CC/Ca...
0.1
NR...
9.1
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Managed Income Fund

Class K Shares  | BLDRX

Semi-Annual Shareholder Report — June 30, 2024

BLDRX-06/24-SAR

BlackRock Retirement Income 2030 Fund

Institutional Shares  | BRICX

Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock Retirement Income 2030 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$13	0.25%

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	Since inception
Institutional Shares ...
	3.43%	9.63%	3.79%
Bloomberg U.S. Aggregate Bond Index...
	(0.71)	2.63	(2.78)
MSCI World Index...
	11.75	20.19	13.09
50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index...
	5.40	11.19	5.11
Net Assets...
$4,580,510
Number of Portfolio Holdings...
2
Portfolio Turnover Rate...
-%

The Fund commenced operations on July 31, 2020.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of  June 30, 2024)

(as of June 30, 2024)

Portfolio composition

Investment Type	Percent of Affiliated Investment Companies
Fixed-Income Funds...
98.0%
Short-Term Securities...
2.0

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Retirement Income 2030 Fund

Institutional Shares  | BRICX

Semi-Annual Shareholder Report — June 30, 2024

BRICX-06/24-SAR

BlackRock Retirement Income 2030 Fund

Investor A Shares  | BRIAX

Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock Retirement Income 2030 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$25	0.50%

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	Since inception
Investor A Shares ...
	3.30%	9.35%	3.53%
Investor A Shares (with sales charge)...
	(2.12)	3.61	2.12
Bloomberg U.S. Aggregate Bond Index...
	(0.71)	2.63	(2.78)
MSCI World Index...
	11.75	20.19	13.09
50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index...
	5.40	11.19	5.11
Net Assets...
$4,580,510
Number of Portfolio Holdings...
2
Portfolio Turnover Rate...
-%

The Fund commenced operations on July 31, 2020.

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of  June 30, 2024)

(as of June 30, 2024)

Portfolio composition

Investment Type	Percent of Affiliated Investment Companies
Fixed-Income Funds...
98.0%
Short-Term Securities...
2.0

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Retirement Income 2030 Fund

Investor A Shares  | BRIAX

Semi-Annual Shareholder Report — June 30, 2024

BRIAX-06/24-SAR

BlackRock Retirement Income 2040 Fund

Institutional Shares  | BRIEX

Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock Retirement Income 2040 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$13	0.25%

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	Since inception
Institutional Shares ...
	3.44%	9.60%	3.85%
Bloomberg U.S. Aggregate Bond Index...
	(0.71)	2.63	(2.78)
MSCI World Index...
	11.75	20.19	13.09
50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index...
	5.40	11.19	5.11
Net Assets...
$4,606,396
Number of Portfolio Holdings...
2
Portfolio Turnover Rate...
-%

The Fund commenced operations on July 31, 2020.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of  June 30, 2024)

(as of June 30, 2024)

Portfolio composition

Investment Type	Percent of Affiliated Investment Companies
Fixed-Income Funds...
97.6%
Short-Term Securities...
2.4

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Retirement Income 2040 Fund

Institutional Shares  | BRIEX

Semi-Annual Shareholder Report — June 30, 2024

BRIEX-06/24-SAR

BlackRock Retirement Income 2040 Fund

Investor A Shares  | BRIDX

Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock Retirement Income 2040 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$25	0.50%

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	Since inception
Investor A Shares ...
	3.31%	9.33%	3.59%
Investor A Shares (with sales charge)...
	(2.12)	3.59	2.18
Bloomberg U.S. Aggregate Bond Index...
	(0.71)	2.63	(2.78)
MSCI World Index...
	11.75	20.19	13.09
50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index...
	5.40	11.19	5.11
Net Assets...
$4,606,396
Number of Portfolio Holdings...
2
Portfolio Turnover Rate...
-%

The Fund commenced operations on July 31, 2020.

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of  June 30, 2024)

(as of June 30, 2024)

Portfolio composition

Investment Type	Percent of Affiliated Investment Companies
Fixed-Income Funds...
97.6%
Short-Term Securities...
2.4

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Retirement Income 2040 Fund

Investor A Shares  | BRIDX

Semi-Annual Shareholder Report — June 30, 2024

BRIDX-06/24-SAR

(b)    Not Applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report
Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report.

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report.

Item 5 – Audit Committee of Listed Registrant – Not Applicable.

Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies
(a) The registrant’s Financial Statements are attached herewith.
(b) The registrant’s Financial Highlights are attached herewith.
June 30, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Semi-Annual
Financial Statements (Unaudited)
BlackRock Funds II
BlackRock Managed Income Fund

Table of Contents
Page
2

Derivative Financial Instruments
3
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited)
June 30, 2024
BlackRock Managed Income Fund
4
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AGL CLO 17 Ltd., Series 2022-17A, Class C,
(3-mo. CME Term SOFR at 2.10% Floor +
2.10%), 7.42%, 01/21/35
(a) (b)
.......... USD 750 $ 750,052
AGL CLO 5 Ltd., Series 2020-5A, Class A1R,
(3-mo. CME Term SOFR at 1.16% Floor +
1.42%), 6.75%, 07/20/34
(a) (b)
.......... 2,400 2,401,920
AGL Core CLO 27 Ltd., Series 2023-27A, Class
A, (3-mo. CME Term SOFR at 1.73% Floor +
1.73%), 7.05%, 10/21/36
(a) (b)
.......... 1,500 1,510,630
AIMCO CLO
(a)(b)
Series 2015-AA, Class CR2, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.58%, 10/17/34 ................ 1,000 1,002,137
Series 2017-AA, Class AR, (3-mo. CME
Term SOFR at 1.05% Floor + 1.31%),
6.64%, 04/20/34 ................ 500 499,566
AIMCO CLO 15 Ltd., Series 2021-15A, Class
C, (3-mo. CME Term SOFR at 1.95% Floor +
2.21%), 7.53%, 10/17/34
(a) (b)
.......... 1,000 1,001,250
AMSR Trust
(b)
Series 2020-SFR1, Class E, 3.22%,
04/17/37 ..................... 1,000 974,067
Series 2020-SFR1, Class F, 3.57%,
04/17/37 ..................... 1,000 975,664
Anchorage Capital CLO 18 Ltd., Series 2021-
18A, Class A1, (3-mo. CME Term SOFR at
0.00% Floor + 1.41%), 6.74%, 04/15/34
(a) (b)
750 750,484
Anchorage Capital CLO 20 Ltd., Series 2021-
20A, Class A1, (3-mo. CME Term SOFR at
1.20% Floor + 1.46%), 6.79%, 01/20/35
(a) (b)
1,000 1,000,956
Anchorage Capital CLO 9 Ltd., Series 2016-9A,
Class BR2, (3-mo. CME Term SOFR at
1.75% Floor + 2.01%), 7.34%, 07/15/32
(a) (b)
750 752,925
Anchorage Capital CLO Ltd., Series 2018-10A,
Class A1A, (3-mo. CME Term SOFR at
1.20% Floor + 1.46%), 6.79%, 10/15/31
(a) (b)
399 399,235
Apidos CLO XXXIV, Series 2020-34A, Class
A1R, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 6.74%, 01/20/35
(a) (b)
..... 1,000 1,001,000
Ares XXXVR CLO Ltd., Series 2015-35RA,
Class A2, (3-mo. CME Term SOFR at 1.40%
Floor + 1.66%), 6.99%, 07/15/30
(a) (b)
..... 1,000 999,683
Bain Capital Credit CLO Ltd.
(a)(b)
Series 2019-2A, Class CR, (3-mo. CME
Term SOFR at 2.10% Floor + 2.36%),
7.68%, 10/17/32 ................ 1,000 1,000,003
Series 2021-3A, Class A, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 6.74%,
07/24/34 ..................... 1,500 1,503,597
Ballyrock CLO 14 Ltd., Series 2020-14A, Class
A1AR, (3-mo. CME Term SOFR at 1.38%
Floor + 1.38%), 0.00%, 07/20/37
(a) (b)
..... 1,000 1,000,000
Bardot CLO Ltd., Series 2019-2A, Class CR,
(3-mo. CME Term SOFR at 1.90% Floor +
2.16%), 7.49%, 10/22/32
(a) (b)
.......... 1,000 1,001,717
Battalion CLO XX Ltd., Series 2021-20A, Class
A, (3-mo. CME Term SOFR at 1.18% Floor +
1.44%), 6.77%, 07/15/34
(a) (b)
.......... 500 501,638
Battalion CLO XXII Ltd., Series 2021-22A,
Class A, (3-mo. CME Term SOFR at 1.18%
Floor + 1.44%), 6.77%, 01/20/35
(a) (b)
..... 1,000 1,002,994
Bayview Financial Revolving Asset Trust,
Series 2005-A, Class A1, (1-mo. CME Term
SOFR at 1.00% Floor + 1.11%), 6.46%,
02/28/40
(a) (b)
..................... 505 462,212
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Benefit Street Partners CLO VIII Ltd., Series
2015-8A, Class A1AR, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%), 6.69%,
01/20/31
(a) (b)
..................... USD 334 $ 333,645
Benefit Street Partners CLO XIX Ltd., Series
2019-19A, Class AR, (3-mo. CME Term
SOFR at 1.18% Floor + 1.18%), 6.50%,
01/15/33
(a) (b)
..................... 1,000 1,000,782
Benefit Street Partners CLO XXV Ltd., Series
2021-25A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 7.29%,
01/15/35
(a) (b)
..................... 1,000 1,007,176
Boyce Park CLO Ltd., Series 2022-1A, Class C,
(3-mo. CME Term SOFR at 2.10% Floor +
2.10%), 7.42%, 04/21/35
(a) (b)
.......... 1,000 999,916
Buckhorn Park CLO Ltd.
(a)(b)
Series 2019-1A, Class B1R, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
7.24%, 07/18/34 ................ 1,000 1,000,941
Series 2019-1A, Class CR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.59%, 07/18/34 ................ 500 500,456
Canyon CLO Ltd.
(a)(b)
Series 2018-1A, Class C, (3-mo. CME Term
SOFR at 1.90% Floor + 2.16%), 7.49%,
07/15/31 ..................... 1,000 1,000,822
Series 2020-2A, Class AR, (3-mo. CME
Term SOFR at 1.19% Floor + 1.45%),
6.78%, 10/15/34 ................ 1,000 1,000,739
Series 2021-4A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 7.29%,
10/15/34 ..................... 450 451,693
Carlyle Global Market Strategies CLO Ltd.,
Series 2016-3A, Class BRR, (3-mo. CME
Term SOFR at 1.60% Floor + 1.86%),
7.19%, 07/20/34
(a) (b)
................ 1,100 1,100,446
Carlyle US CLO Ltd., Series 2017-1A, Class
A2R, (3-mo. CME Term SOFR at 1.60%
Floor + 1.86%), 7.19%, 04/20/31
(a) (b)
..... 675 675,939
CBAM Ltd., Series 2020-13A, Class A, (3-mo.
CME Term SOFR at 1.43% Floor + 1.69%),
7.02%, 01/20/34
(a) (b)
................ 1,000 1,004,572
Cedar Funding XII CLO Ltd., Series 2020-12A,
Class A1R, (3-mo. CME Term SOFR at
1.13% Floor + 1.39%), 6.72%, 10/25/34
(a) (b)
1,500 1,501,500
CIFC Funding 2020-III Ltd., Series 2020-3A,
Class BR, (3-mo. CME Term SOFR at 1.91%
Floor + 1.91%), 7.24%, 10/20/34
(a) (b)
..... 2,000 2,005,662
CIFC Funding 2021-I Ltd., Series 2021-1A,
Class CR, (3-mo. CME Term SOFR at 2.10%
Floor + 2.10%), 7.44%, 07/25/37
(a) (b)
..... 1,000 1,000,000
CIFC Funding 2022-IV Ltd., Series 2022-4A,
Class B, (3-mo. CME Term SOFR at 2.00%
Floor + 2.00%), 7.33%, 07/16/35
(a) (b)
..... 1,000 1,006,608
CIFC Funding Ltd.
(a)(b)
Series 2013-4A, Class A2RR, (3-mo. CME
Term SOFR at 1.30% Floor + 1.56%),
6.89%, 04/27/31 ................ 650 649,509
Series 2018-4A, Class B, (3-mo. CME Term
SOFR at 2.10% Floor + 2.36%), 7.68%,
10/17/31 ..................... 500 500,891
Series 2019-4A, Class A2R, (3-mo. CME
Term SOFR at 1.91% Floor + 1.91%),
7.24%, 10/15/34 ................ 1,000 1,003,381

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Managed Income Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-5A, Class A1R1, (3-mo. CME
Term SOFR at 1.14% Floor + 1.40%),
6.73%, 01/15/35 ................ USD 2,000 $ 2,004,438
Series 2019-5A, Class A2RS, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
7.34%, 01/15/35 ................ 1,500 1,508,544
Clover CLO LLC
(a)(b)
Series 2021-1A, Class A, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 6.69%,
04/22/34 ..................... 2,215 2,215,018
Series 2021-2A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.34%,
07/20/34 ..................... 1,000 1,007,255
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 7.59%,
07/20/34 ..................... 1,000 1,002,896
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class CR, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 7.64%, 07/18/30
(a) (b)
..... 500 499,986
Dryden Senior Loan Fund, Series 2017-47A,
Class CR, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 7.64%, 04/15/28
(a) (b)
..... 500 500,814
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class CR, (3-mo. CME Term SOFR at
1.85% Floor + 2.11%), 7.44%, 04/15/29
(a) (b)
500 500,475
Eaton Vance CLO Ltd., Series 2013-1A, Class
B3R, (3-mo. CME Term SOFR at 2.15%
Floor + 2.41%), 7.74%, 01/15/34
(a) (b)
..... 1,000 1,002,567
Elmwood CLO II Ltd., Series 2019-2A, Class
CR, (3-mo. CME Term SOFR at 2.26% Floor
+ 2.26%), 7.59%, 04/20/34
(a) (b)
......... 700 701,966
Elmwood CLO V Ltd., Series 2020-2A, Class
AR, (3-mo. CME Term SOFR at 1.15% Floor
+ 1.41%), 6.74%, 10/20/34
(a) (b)
......... 1,500 1,504,612
First Franklin Mortgage Loan Trust, Series
2005-FF10, Class A6M, (1-mo. CME Term
SOFR at 0.70% Floor + 0.81%), 6.16%,
11/25/35
(a)
...................... 564 511,464
Flatiron CLO 17 Ltd., Series 2017-1A, Class
CR, (3-mo. CME Term SOFR at 1.90% Floor
+ 2.16%), 7.48%, 05/15/30
(a) (b)
......... 400 400,650
Galaxy XXII CLO Ltd.
(a)(b)
Series 2016-22A, Class ARR, (3-mo. CME
Term SOFR at 1.20% Floor + 1.46%),
6.79%, 04/16/34 ................ 750 752,424
Series 2016-22A, Class BRR, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.29%, 04/16/34 ................ 500 499,962
Generate CLO 9 Ltd.
(a)(b)
Series 9A, Class A, (3-mo. CME Term
SOFR at 1.20% Floor + 1.46%), 6.79%,
10/20/34 ..................... 1,000 1,000,906
Series 9A, Class B1, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.34%,
10/20/34 ..................... 1,500 1,507,405
Series 9A, Class C, (3-mo. CME Term
SOFR at 2.25% Floor + 2.51%), 7.84%,
10/20/34 ..................... 1,000 1,002,205
Gilbert Park CLO Ltd., Series 2017-1A, Class
A, (3-mo. CME Term SOFR at 1.19% Floor +
1.45%), 6.78%, 10/15/30
(a) (b)
.......... 388 387,743
GoldenTree Loan Management US CLO 1
Ltd., Series 2017-1A, Class CR2, (3-mo.
CME Term SOFR at 1.80% Floor + 2.06%),
7.39%, 04/20/34
(a) (b)
................ 2,500 2,503,222
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
GoldenTree Loan Management US CLO 10
Ltd., Series 2021-10A, Class B, (3-mo.
CME Term SOFR at 1.60% Floor + 1.86%),
7.19%, 07/20/34
(a) (b)
................ USD 2,000 $ 2,000,273
Golub Capital Partners CLO 53B Ltd., Series
2021-53A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 7.39%,
07/20/34
(a) (b)
..................... 2,000 2,013,195
Golub Capital Partners CLO 58B Ltd., Series
2021-58A, Class A1, (3-mo. CME Term
SOFR at 1.18% Floor + 1.44%), 6.77%,
01/25/35
(a) (b)
..................... 1,000 1,003,191
Greywolf CLO II Ltd., Series 2013-1A, Class
A2AR, (3-mo. CME Term SOFR at 1.60%
Floor + 1.86%), 7.19%, 04/15/34
(a) (b)
..... 300 300,557
Greywolf CLO VII Ltd., Series 2018-2A, Class
A1, (3-mo. CME Term SOFR at 1.44% Floor
+ 1.44%), 6.76%, 10/20/31
(a) (b)
......... 429 429,798
HalseyPoint CLO 3 Ltd., Series 2020-3A, Class
A1A, (3-mo. CME Term SOFR at 1.45%
Floor + 1.71%), 7.04%, 11/30/32
(a) (b)
..... 1,500 1,501,382
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
A, (3-mo. CME Term SOFR at 1.22% Floor +
1.48%), 6.81%, 04/20/34
(a) (b)
.......... 500 501,000
Invesco CLO Ltd., Series 2021-2A, Class A,
(3-mo. CME Term SOFR at 1.12% Floor +
1.38%), 6.71%, 07/15/34
(a) (b)
.......... 1,000 1,002,103
Juniper Valley Park CLO Ltd.
(a)(b)
Series 2023-1A, Class A1, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 7.17%,
07/20/35 ..................... 1,700 1,712,050
Series 2023-1A, Class AR, (3-mo. CME
Term SOFR at 1.25% Floor + 1.25%),
0.00%, 07/20/36 ................ 1,700 1,700,000
Madison Park Funding XX Ltd., Series 2016-
20A, Class CR, (3-mo. CME Term SOFR at
1.90% Floor + 2.16%), 7.49%, 07/27/30
(a) (b)
1,000 994,873
Madison Park Funding XXXIII Ltd.
(a)(b)
Series 2019-33A, Class BR, (3-mo. CME
Term SOFR at 1.80% Floor + 1.80%),
7.13%, 10/15/32 ................ 1,000 999,333
Series 2019-33A, Class CR, (3-mo. CME
Term SOFR at 2.20% Floor + 2.20%),
7.53%, 10/15/32 ................ 1,000 1,001,794
Madison Park Funding XXXV Ltd., Series 2019-
35A, Class BR, (3-mo. CME Term SOFR at
1.40% Floor + 1.66%), 6.99%, 04/20/32
(a) (b)
750 750,112
Milos CLO Ltd., Series 2017-1A, Class BR,
(3-mo. CME Term SOFR at 1.55% Floor +
1.81%), 7.14%, 10/20/30
(a) (b)
.......... 1,000 999,668
Neuberger Berman Loan Advisers CLO 26 Ltd.,
Series 2017-26A, Class C, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.34%,
10/18/30
(a) (b)
..................... 1,000 998,135
OCP CLO Ltd.
(a)(b)
Series 2020-19A, Class AR, (3-mo. CME
Term SOFR at 1.15% Floor + 1.41%),
6.74%, 10/20/34 ................ 2,500 2,503,109
Series 2021-22A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.31%), 7.64%,
12/02/34 ..................... 500 500,785
Octagon Investment Partners 26 Ltd., Series
2016-1A, Class BR, (3-mo. CME Term
SOFR at 0.26% Floor + 1.86%), 7.19%,
07/15/30
(a) (b)
..................... 500 501,388

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Managed Income Fund
6
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Octagon Investment Partners 41 Ltd.
(a)(b)
Series 2019-2A, Class B1R, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.29%, 10/15/33 ................ USD 1,500 $ 1,500,374
Series 2019-2A, Class CR, (3-mo. CME
Term SOFR at 2.15% Floor + 2.41%),
7.74%, 10/15/33 ................ 1,000 1,002,285
OHA Credit Funding 6 Ltd., Series 2020-6A,
Class AR, (3-mo. CME Term SOFR at 1.14%
Floor + 1.40%), 6.73%, 07/20/34
(a) (b)
..... 1,500 1,501,681
OHA Credit Partners XIII Ltd., Series 2016-13A,
Class BR, (3-mo. CME Term SOFR at 1.70%
Floor + 1.96%), 7.29%, 10/25/34
(a) (b)
..... 1,500 1,511,157
OHA Credit Partners XVI, Series 2021-16A,
Class A, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 6.74%, 10/18/34
(a) (b)
..... 1,500 1,501,757
OHA Loan Funding Ltd., Series 2013-1A, Class
B1R3, (3-mo. CME Term SOFR at 1.90%
Floor + 1.90%), 7.22%, 04/23/37
(a) (b)
..... 1,000 1,009,298
Palmer Square CLO Ltd.
(a)(b)
Series 2014-1A, Class A2R2, (3-mo. CME
Term SOFR at 1.45% Floor + 1.71%),
7.03%, 01/17/31 ................ 1,500 1,500,374
Series 2019-1A, Class A1R, (3-mo. CME
Term SOFR at 1.41% Floor + 1.41%),
6.73%, 11/14/34 ................ 1,000 1,001,069
Series 2019-1A, Class A2R, (3-mo. CME
Term SOFR at 1.96% Floor + 1.96%),
7.28%, 11/14/34 ................ 1,000 1,002,076
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.06% Floor + 2.06%), 7.39%,
07/15/34 ..................... 1,000 1,002,074
Series 2021-4A, Class A, (3-mo. CME Term
SOFR at 1.43% Floor + 1.43%), 6.76%,
10/15/34 ..................... 2,000 2,005,933
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 7.12%,
04/20/35 ..................... 500 501,575
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.05%), 7.37%,
04/20/35 ..................... 500 500,830
Park Avenue Institutional Advisers CLO Ltd.,
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.25% Floor + 2.51%), 7.84%,
07/15/34
(a) (b)
..................... 1,000 1,002,105
Pikes Peak CLO 6, Series 2020-6A, Class BR2,
(3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 7.29%, 05/18/34
(a) (b)
.......... 500 502,560
Pikes Peak CLO 8, Series 2021-8A, Class B,
(3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 7.34%, 07/20/34
(a) (b)
.......... 500 503,224
PPM CLO 4 Ltd., Series 2020-4A, Class CR,
(3-mo. CME Term SOFR at 2.10% Floor +
2.36%), 7.69%, 10/18/34
(a) (b)
.......... 750 750,788
PPM CLO 5 Ltd., Series 2021-5A, Class A,
(3-mo. CME Term SOFR at 1.20% Floor +
1.46%), 6.79%, 10/18/34
(a) (b)
.......... 1,500 1,503,937
Progress Residential Trust
(b)
Series 2020-SFR2, Class A, 2.08%,
06/17/37 ..................... 997 987,668
Series 2020-SFR2, Class B, 2.58%,
06/17/37 ..................... 1,000 991,335
Rad CLO 3 Ltd., Series 2019-3A, Class A,
(3-mo. CME Term SOFR at 1.48% Floor +
1.74%), 7.07%, 04/15/32
(a) (b)
.......... 911 912,666
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Rad CLO 12 Ltd., Series 2021-12A, Class C,
(3-mo. CME Term SOFR at 2.05% Floor +
2.31%), 7.64%, 10/30/34
(a) (b)
.......... USD 1,000 $ 1,001,679
Regatta XI Funding Ltd., Series 2018-1A, Class
B, (3-mo. CME Term SOFR at 0.00% Floor +
1.91%), 7.23%, 07/17/31
(a) (b)
.......... 650 650,947
Rockford Tower CLO Ltd.
(a)(b)
Series 2019-2A, Class CR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.59%, 08/20/32 ................ 500 500,799
Series 2021-3A, Class A1, (3-mo. CME Term
SOFR at 1.18% Floor + 1.44%), 6.77%,
10/20/34 ..................... 1,250 1,251,139
Series 2021-3A, Class C, (3-mo. CME Term
SOFR at 2.15% Floor + 2.41%), 7.74%,
10/20/34 ..................... 1,000 1,001,539
RR 17 Ltd., Series 2021-17A, Class A2, (3-mo.
CME Term SOFR at 1.65% Floor + 1.91%),
7.24%, 07/15/34
(a) (b)
................ 500 502,372
RR LLC, Series 2017-1A, Class A1AB, (3-mo.
CME Term SOFR at 1.15% Floor + 1.41%),
6.74%, 07/15/35
(a) (b)
................ 1,250 1,252,851
RR15 Ltd., Series 2021-15A, Class A2, (3-mo.
CME Term SOFR at 1.45% Floor + 1.71%),
7.04%, 04/15/36
(a) (b)
................ 2,000 2,001,834
RRX 4 Ltd., Series 2021-4A, Class A1, (3-mo.
CME Term SOFR at 1.20% Floor + 1.46%),
6.79%, 07/15/34
(a) (b)
................ 4,000 4,012,172
Signal Peak CLO 10 Ltd., Series 2021-9A,
Class B, (3-mo. CME Term SOFR at 1.70%
Floor + 1.96%), 7.29%, 07/21/34
(a) (b)
..... 2,000 1,998,939
Sixth Street CLO XIX Ltd., Series 2021-19A,
Class B, (3-mo. CME Term SOFR at 1.70%
Floor + 1.96%), 7.29%, 07/20/34
(a) (b)
..... 1,000 1,004,056
Sixth Street CLO XX Ltd., Series 2021-20A,
Class B, (3-mo. CME Term SOFR at 1.65%
Floor + 1.91%), 7.24%, 10/20/34
(a) (b)
..... 750 752,538
Sound Point CLO XXIII, Series 2019-2A, Class
AR, (3-mo. CME Term SOFR at 1.17% Floor
+ 1.43%), 6.76%, 07/15/34
(a) (b)
......... 1,000 1,000,500
Symphony CLO XXVIII Ltd., Series 2021-28A,
Class A, (3-mo. CME Term SOFR at 1.14%
Floor + 1.40%), 6.73%, 10/23/34
(a) (b)
..... 1,000 1,001,304
TCI-Flatiron CLO Ltd.
(a)(b)
Series 2018-1A, Class CR, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
7.34%, 01/29/32 ................ 1,000 1,001,195
Series 2018-1A, Class DR, (3-mo. CME
Term SOFR at 2.75% Floor + 3.01%),
8.34%, 01/29/32 ................ 1,000 1,001,513
TCW CLO Ltd., Series 2021-1A, Class C,
(3-mo. CME Term SOFR at 1.90% Floor +
2.16%), 7.49%, 03/18/34
(a) (b)
.......... 500 500,259
TICP CLO VI Ltd., Series 2016-6A, Class BR2,
(3-mo. CME Term SOFR at 1.50% Floor +
1.76%), 7.09%, 01/15/34
(a) (b)
.......... 1,000 1,001,017
TICP CLO XI Ltd., Series 2018-11A, Class AR,
(3-mo. CME Term SOFR at 1.53% Floor +
1.53%), 6.82%, 04/25/37
(a) (b)
.......... 1,455 1,456,341
TICP CLO XV Ltd., Series 2020-15A, Class A,
(3-mo. CME Term SOFR at 1.28% Floor +
1.54%), 6.87%, 04/20/33
(a) (b)
.......... 1,200 1,201,200
Webster Park CLO Ltd., Series 2015-1A, Class
A1BR, (3-mo. CME Term SOFR at 1.35%
Floor + 1.61%), 6.94%, 07/20/30
(a) (b)
..... 1,000 1,000,871

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Managed Income Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Whitebox CLO III Ltd., Series 2021-3A, Class
A1, (3-mo. CME Term SOFR at 1.22% Floor
+ 1.48%), 6.81%, 10/15/34
(a) (b)
......... USD 2,000 $ 2,002,120
Total Asset-Backed Securities — 17 .4%
(Cost: $ 129,309,874 ) .............................. 130,455,657
Shares
Shares
Common Stocks
Aerospace & Defense — 0.1%
BAE Systems plc .................... 50,522 841,527
Air Freight & Logistics — 0.2%
United Parcel Service, Inc. , Class B ....... 8,174 1,118,612
Banks — 0.4%
Bank Rakyat Indonesia Persero Tbk. PT .... 1,972,400 553,054
Citizens Financial Group, Inc. ........... 32,504 1,171,119
DBS Group Holdings Ltd. .............. 22,390 589,726
M&T Bank Corp. .................... 5,812 879,704
3,193,603
Beverages — 0.1%
Diageo plc ........................ 33,956 1,066,015
Biotechnology — 0.2%
AbbVie, Inc. ....................... 8,639 1,481,761
Building Products — 0.2%
Allegion plc ........................ 10,346 1,222,380
Capital Markets — 0.4%
Charles Schwab Corp. (The) ............ 11,299 832,623
Intercontinental Exchange, Inc. .......... 8,659 1,185,331
Moody's Corp. ...................... 2,159 908,788
2,926,742
Chemicals — 0.2%
Air Liquide SA ...................... 6,519 1,125,097
Commercial Services & Supplies — 0.2%
Republic Services, Inc. ................ 6,374 1,238,723
Construction & Engineering — 0.0%
EMCOR Group, Inc. .................. 27 9,857
MasTec, Inc.
(c)
...................... 58 6,205
MYR Group, Inc.
(c)
................... 39 5,293
Quanta Services, Inc. ................. 51 12,959
34,314
Consumer Staples Distribution & Retail — 0.1%
Wal-Mart de Mexico SAB de CV .......... 261,002 891,501
Diversified REITs — 0.1%
Cromwell European REIT
(d)
............. 34,100 51,127
Essential Properties Realty Trust, Inc. ...... 3,574 99,035
LondonMetric Property plc .............. 111,174 270,734
420,896
Diversified Telecommunication Services — 0.3%
Cellnex Telecom SA
(b) (d)
................ 5,540 180,185
Koninklijke KPN NV .................. 247,600 948,985
TELUS Corp. ...................... 72,444 1,096,682
2,225,852
Electric Utilities — 0.0%
American Electric Power Co., Inc. ......... 264 23,163
Entergy Corp. ...................... 149 15,943
Security
Shares
Shares Value
Electric Utilities (continued)
Evergy, Inc. ........................ 248 $ 13,137
FirstEnergy Corp. ................... 420 16,073
NextEra Energy, Inc. ................. 704 49,850
PG&E Corp. ....................... 1,127 19,678
Pinnacle West Capital Corp. ............ 145 11,075
PPL Corp. ........................ 531 14,682
Southern Co. (The) .................. 445 34,519
Xcel Energy, Inc. .................... 337 17,999
216,119
Electrical Equipment — 0.1%
Eaton Corp. plc ..................... 107 33,550
Emerson Electric Co. ................. 198 21,812
GE Vernova, Inc.
(c)
................... 78 13,378
Generac Holdings, Inc.
(c)
............... 46 6,082
Hubbell, Inc. ....................... 2,675 977,659
nVent Electric plc .................... 110 8,427
Vertiv Holdings Co. , Class A ............ 111 9,609
1,070,517
Energy Equipment & Services — 0.2%
Baker Hughes Co. , Class A ............. 36,336 1,277,937
Financial Services — 0.1%
Mastercard, Inc. , Class A ............... 1,295 571,302
Travelport Finance SARL
(c) (e)
............ 30 80,960
652,262
Food Products — 0.4%
Mondelez International, Inc. , Class A ....... 21,028 1,376,072
Nestle SA (Registered) ................ 17,010 1,736,284
3,112,356
Ground Transportation — 0.2%
Union Pacific Corp. .................. 6,631 1,500,330
Health Care Providers & Services — 0.2%
Envision Healthcare Corp. , (Acquired 11/03/23 ,
cost $ 21,657 )
(c) (f)
.................. 2,678 27,784
UnitedHealth Group, Inc. ............... 3,065 1,560,882
1,588,666
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc. ....... 1,308 152,997
Assura plc ........................ 618,016 313,263
CareTrust REIT, Inc. .................. 11,786 295,829
Community Healthcare Trust, Inc. ......... 1,215 28,419
Healthpeak Properties, Inc. ............. 21,166 414,853
Target Healthcare REIT plc ............. 85,018 84,149
Welltower, Inc. ...................... 1,928 200,994
1,490,504
Household Durables — 0.1%
Taylor Wimpey plc ................... 476,852 853,910
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The) .................... 648 11,385
Industrial REITs — 0.2%
EastGroup Properties, Inc. ............. 504 85,730
ESR Kendall Square REIT Co. Ltd. ........ 23,168 77,556
Goodman Group .................... 5,218 120,379
Prologis, Inc. ....................... 2,503 281,112
Rexford Industrial Realty, Inc. ........... 5,169 230,486
Segro plc ......................... 7,129 80,658
STAG Industrial, Inc. ................. 4,417 159,277
Warehouses De Pauw CVA ............. 9,244 249,668
1,284,866

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Managed Income Fund
8
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance — 0.2%
Assurant, Inc. ...................... 3,468 $ 576,555
Zurich Insurance Group AG ............. 1,662 885,341
1,461,896
Interactive Media & Services — 0.3%
Alphabet, Inc. , Class A ................ 6,747 1,228,966
Meta Platforms, Inc. , Class A ............ 2,558 1,289,795
2,518,761
IT Services — 0.2%
Accenture plc , Class A ................ 3,915 1,187,850
NEXTDC Ltd.
(c)
..................... 4,788 55,900
SUNeVision Holdings Ltd. .............. 331,000 107,839
1,351,589
Machinery — 0.2%
Caterpillar, Inc. ..................... 77 25,649
Otis Worldwide Corp. ................. 12,111 1,165,805
1,191,454
Media — 0.0%
Learfield Communications LLC , (Acquired
09/13/23 , cost $ 9,686 )
(c) (e) (f)
........... 771 41,249
Metals & Mining — 0.0%
Freeport-McMoRan, Inc. ............... 389 18,906
Southern Copper Corp. ................ 207 22,302
41,208
Multi-Utilities — 0.0%
Dominion Energy, Inc. ................. 408 19,992
Public Service Enterprise Group, Inc. ...... 258 19,014
Sempra .......................... 314 23,883
62,889
Office REITs — 0.0%
Boston Properties, Inc. ................ 3,489 214,783
SL Green Realty Corp. ................ 2,192 124,155
338,938
Oil, Gas & Consumable Fuels — 0.3%
Antero Resources Corp.
(c)
.............. 173 5,645
Cameco Corp. ...................... 342 16,826
Chesapeake Energy Corp. ............. 90 7,397
Coterra Energy, Inc. .................. 386 10,295
EQT Corp. ........................ 229 8,468
Kinder Morgan, Inc. .................. 1,328 26,387
Range Resources Corp. ............... 156 5,231
Shell plc .......................... 33,208 1,196,695
Southwestern Energy Co.
(c)
............. 781 5,256
TC Energy Corp. .................... 606 22,967
Uranium Energy Corp.
(c)
............... 544 3,270
Williams Cos., Inc. (The) ............... 29,118 1,237,515
2,545,952
Personal Care Products — 0.1%
L'Oreal SA ........................ 2,446 1,076,645
Pharmaceuticals — 0.7%
AstraZeneca plc .................... 11,335 1,764,101
Novo Nordisk A/S , Class B ............. 13,213 1,890,580
Sanofi SA ......................... 12,162 1,172,941
Zoetis, Inc. , Class A .................. 3,440 596,359
5,423,981
Professional Services — 0.4%
NMG, Inc.
(c)
........................ 265 26,500
Paychex, Inc. ...................... 10,105 1,198,049
Security
Shares
Shares Value
Professional Services (continued)
RELX plc ......................... 33,732 $ 1,543,674
2,768,223
Real Estate Management & Development — 0.1%
CK Asset Holdings Ltd. ................ 67,000 250,987
Corp. Inmobiliaria Vesta SAB de CV , ADR ... 420 12,596
VGP NV .......................... 694 77,359
Vonovia SE ........................ 4,931 140,328
Wharf Real Estate Investment Co. Ltd. ..... 46,000 121,920
603,190
Residential REITs — 0.1%
AvalonBay Communities, Inc. ........... 982 203,166
Mid-America Apartment Communities, Inc. ... 1,412 201,365
Sun Communities, Inc. ................ 2,872 345,617
750,148
Retail REITs — 0.1%
Link REIT ......................... 67,400 261,739
Region RE Ltd.
(g)
.................... 56,220 78,472
340,211
Semiconductors & Semiconductor Equipment — 0.6%
Applied Materials, Inc. ................ 4,598 1,085,082
Taiwan Semiconductor Manufacturing Co. Ltd. 66,000 1,955,423
Texas Instruments, Inc. ................ 8,959 1,742,795
4,783,300
Software — 0.6%
Microsoft Corp. ..................... 6,558 2,931,098
Oracle Corp. ....................... 6,436 908,763
Salesforce, Inc. ..................... 3,659 940,729
4,780,590
Specialized REITs — 0.3%
American Tower Corp. ................ 1,086 211,097
Crown Castle, Inc. ................... 1,993 194,716
Digital Realty Trust, Inc. ............... 1,251 190,214
EPR Properties ..................... 6,451 270,813
Equinix, Inc. ....................... 543 410,834
Extra Space Storage, Inc. .............. 1,375 213,689
Iron Mountain, Inc. ................... 218 19,537
SBA Communications Corp. ............ 1,410 276,783
VICI Properties, Inc. .................. 13,011 372,635
2,160,318
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc. ........................ 8,510 1,792,376
Textiles, Apparel & Luxury Goods — 0.2%
LVMH Moet Hennessy Louis Vuitton SE ..... 1,781 1,367,436
Tobacco — 0.2%
Philip Morris International, Inc. ........... 11,860 1,201,774
Total Common Stocks — 9 .0%
(Cost: $ 61,369,779 ) ............................... 67,448,003
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 1.1%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(b)
.. USD 32 32,620
Boeing Co. (The)
2.85% , 10/30/24 .................. 375 370,809
2.20% , 02/04/26 .................. 1,804 1,695,535
2.70% , 02/01/27 .................. 450 414,853
6.26% , 05/01/27
(b)
................. 1,099 1,106,429

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Managed Income Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
6.30% , 05/01/29
(b)
................. USD 133 $ 134,870
5.15% , 05/01/30 .................. 1,393 1,337,679
6.39% , 05/01/31
(b)
................. 170 173,070
6.53% , 05/01/34
(b)
................. 96 98,294
L3Harris Technologies, Inc.
3.85% , 12/15/26 .................. 100 96,641
4.40% , 06/15/28 .................. 338 328,260
5.05% , 06/01/29 .................. 238 236,327
2.90% , 12/15/29 .................. 42 37,459
5.40% , 07/31/33 .................. 365 363,849
5.35% , 06/01/34 .................. 80 79,429
4.85% , 04/27/35 .................. 46 43,667
Lockheed Martin Corp.
4.75% , 02/15/34 .................. 22 21,420
4.80% , 08/15/34 .................. 30 29,296
4.50% , 05/15/36 .................. 17 15,958
Series B , 6.15% , 09/01/36 ............ 23 24,961
Northrop Grumman Corp., 4.60%, 02/01/29 .. 115 112,908
RTX Corp.
4.13% , 11/16/28 .................. 157 151,128
5.75% , 01/15/29 .................. 205 210,487
2.25% , 07/01/30 .................. 135 115,297
6.10% , 03/15/34 .................. 328 345,255
TransDigm, Inc.
(b)
6.38% , 03/01/29 .................. 195 195,983
6.63% , 03/01/32 .................. 201 203,022
Wesco Aircraft Holdings, Inc., 9.00%, 11/15/26
(b)
(c) (h)
......................... 92 32,200
8,007,706
Air Freight & Logistics — 0.0%
FedEx Corp., 2.40%, 05/15/31 .......... 105 88,911
Automobile Components — 0.0%
Aptiv plc, 3.25%, 03/01/32 ............ 247 214,155
Automobiles — 0.4%
Daimler Truck Finance North America LLC
(b)
5.15% , 01/16/26 .................. 300 298,374
5.00% , 01/15/27 .................. 155 153,876
Ford Motor Co., 3.25%, 02/12/32 ........ 470 388,424
General Motors Co., 6.13%, 10/01/25 ..... 45 45,234
Hyundai Capital America
(b)
1.80% , 10/15/25 .................. 63 60,021
6.25% , 11/03/25 .................. 480 483,603
5.30% , 01/08/29 .................. 105 104,578
6.50% , 01/16/29 .................. 93 97,115
5.80% , 04/01/30 .................. 21 21,378
5.70% , 06/26/30 .................. 203 205,651
6.20% , 09/21/30 .................. 121 125,718
5.40% , 01/08/31 .................. 15 14,901
Nissan Motor Acceptance Co. LLC
(b)
2.00% , 03/09/26 .................. 400 374,432
1.85% , 09/16/26 .................. 228 208,762
2.75% , 03/09/28 .................. 60 53,493
2.45% , 09/15/28 .................. 30 26,017
7.05% , 09/15/28 .................. 19 19,775
Volkswagen Group of America Finance LLC,
5.40%, 03/20/26
(b)
................ 200 199,488
2,880,840
Banks — 4.8%
Bank of America Corp.
(a)
(3-mo. CME Term SOFR + 1.07%), 3.37% ,
01/23/26 ..................... 318 313,599
(1-day SOFR + 1.15%), 1.32% , 06/19/26 . 373 357,412
(1-day SOFR + 1.01%), 1.20% , 10/24/26 . 66 62,262
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.29%), 5.08% , 01/20/27 . USD 550 $ 546,699
(3-mo. CME Term SOFR + 1.32%), 3.56% ,
04/23/27 ..................... 1,003 969,872
(1-day SOFR + 0.96%), 1.73% , 07/22/27 . 416 385,601
(1-day SOFR + 1.05%), 2.55% , 02/04/28 . 1,888 1,762,145
(3-mo. CME Term SOFR + 1.63%), 3.59% ,
07/21/28 ..................... 1,056 1,005,082
(1-day SOFR + 1.06%), 2.09% , 06/14/29 . 312 276,789
Bank of Ireland Group plc, (1-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.25%, 09/16/26
(a) (b)
.......... 330 331,601
Barclays plc
3.65% , 03/16/25 .................. 661 650,882
5.20% , 05/12/26 .................. 209 206,601
(1-day SOFR + 2.21%), 5.83% , 05/09/27
(a)
200 200,293
(1-day SOFR + 1.49%), 5.67% , 03/12/28
(a)
776 777,184
4.84% , 05/09/28 .................. 283 273,254
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.30%), 7.39% ,
11/02/28
(a)
.................... 200 210,724
(USISSO05 + 5.78%), 9.63%
(a) (i)
....... 420 455,318
BNP Paribas SA
(b)
4.38% , 09/28/25 .................. 318 312,263
(1-day SOFR + 1.00%), 1.32% , 01/13/27
(a)
226 210,961
(1-day SOFR + 0.91%), 1.68% , 06/30/27
(a)
200 184,788
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.35%),
8.50%
(a) (i)
..................... 235 240,691
BPCE SA, (1-day SOFR + 1.85%), 5.94%,
05/30/35
(a) (b)
.................... 250 249,005
Citigroup, Inc.
(a)
(1-day SOFR + 2.84%), 3.11% , 04/08/26 . 199 194,963
(1-day SOFR + 0.77%), 1.12% , 01/28/27 . 223 207,981
(3-mo. CME Term SOFR + 1.82%), 3.89% ,
01/10/28 ..................... 400 386,114
(1-day SOFR + 1.28%), 3.07% , 02/24/28 . 51 48,131
(3-mo. CME Term SOFR + 1.65%), 3.67% ,
07/24/28 ..................... 641 611,020
(3-mo. CME Term SOFR + 1.41%), 3.52% ,
10/27/28 ..................... 210 198,490
(1-day SOFR + 1.42%), 2.98% , 11/05/30 . 61 54,330
(1-day SOFR + 1.15%), 2.67% , 01/29/31 . 145 126,266
(1-day SOFR + 2.11%), 2.57% , 06/03/31 . 147 126,174
(1-day SOFR + 1.17%), 2.56% , 05/01/32 . 53 44,168
(1-day SOFR + 1.18%), 2.52% , 11/03/32 . 67 55,049
(1-day SOFR + 1.35%), 3.06% , 01/25/33 . 120 101,929
(1-day SOFR + 1.94%), 3.79% , 03/17/33 . 54 48,116
(1-day SOFR + 2.66%), 6.17% , 05/25/34 . 108 109,835
(1-day SOFR + 2.06%), 5.83% , 02/13/35 . 48 47,500
(1-day SOFR + 1.45%), 5.45% , 06/11/35 . 548 543,706
Commonwealth Bank of Australia, 5.84%,
03/13/34
(b)
..................... 406 405,508
Danske Bank A/S, (1-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.40%), 5.71%, 03/01/30
(a) (b)
.......... 970 972,706
Fifth Third Bancorp
(1-day SOFR + 0.69%), 1.71% , 11/01/27
(a)
85 77,941
3.95% , 03/14/28 .................. 130 124,089
(SOFR Index + 2.19%), 6.36% , 10/27/28
(a)
170 173,706
(1-day SOFR + 2.34%), 6.34% , 07/27/29
(a)
271 277,799
(SOFR Index + 2.13%), 4.77% , 07/28/30
(a)
199 191,400
(1-day SOFR + 1.84%), 5.63% , 01/29/32
(a)
177 175,458
HSBC Holdings plc
(a)
(1-day SOFR + 1.43%), 3.00% , 03/10/26 . 200 196,208
(1-day SOFR + 1.54%), 1.65% , 04/18/26 . 254 245,829
(1-day SOFR + 1.57%), 5.89% , 08/14/27 . 655 659,911

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Managed Income Fund
10
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.06%), 5.60% , 05/17/28 . USD 465 $ 466,818
Huntington Bancshares, Inc., (SOFR Index +
1.87%), 5.71%, 02/02/35
(a)
........... 348 342,596
Intesa Sanpaolo SpA, 5.71%, 01/15/26
(b)
... 200 198,099
JPMorgan Chase & Co.
(a)
(3-mo. CME Term SOFR + 0.70%), 1.04% ,
02/04/27 ..................... 95 88,495
(1-day SOFR + 0.77%), 1.47% , 09/22/27 . 1,044 958,905
(1-day SOFR + 1.99%), 4.85% , 07/25/28 . 71 70,273
(3-mo. CME Term SOFR + 1.38%), 4.01% ,
04/23/29 ..................... 167 159,679
(1-day SOFR + 1.02%), 2.07% , 06/01/29 . 76 67,606
(1-day SOFR + 1.45%), 5.30% , 07/24/29 . 1,848 1,854,201
(1-day SOFR + 1.57%), 6.09% , 10/23/29 . 831 858,606
(1-day SOFR + 1.31%), 5.01% , 01/23/30 . 489 485,250
(1-day SOFR + 1.16%), 5.58% , 04/22/30 . 50 50,792
KeyBank NA, 4.90%, 08/08/32 .......... 250 222,798
KeyCorp
(a)
(SOFR Index + 2.06%), 4.79% , 06/01/33 . 51 46,562
(SOFR Index + 2.42%), 6.40% , 03/06/35 . 449 455,213
Mitsubishi UFJ Financial Group, Inc.
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.67%), 1.64% ,
10/13/27
(a)
.................... 200 184,156
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.83%), 2.34% ,
01/19/28
(a)
.................... 200 185,836
4.05% , 09/11/28 .................. 130 125,481
3.74% , 03/07/29 .................. 59 55,692
Morgan Stanley Bank NA
(a)
(1-day SOFR + 1.08%), 4.95% , 01/14/28 . 665 659,992
(1-day SOFR + 0.87%), 5.50% , 05/26/28 . 601 605,113
National Australia Bank Ltd., 3.91%, 06/09/27 250 242,749
NatWest Group plc
4.80% , 04/05/26 .................. 200 197,522
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.10%), 5.58% ,
03/01/28
(a)
.................... 573 573,448
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.75%),
8.13%
(a) (i)
..................... 200 202,069
PNC Financial Services Group, Inc. (The)
(a)
(SOFR Index + 1.73%), 6.62% , 10/20/27 . 103 105,502
(1-day SOFR + 1.34%), 5.30% , 01/21/28 . 156 155,786
(1-day SOFR + 1.84%), 5.58% , 06/12/29 . 229 231,505
(1-day SOFR + 2.28%), 6.88% , 10/20/34 . 188 204,895
(1-day SOFR + 1.90%), 5.68% , 01/22/35 . 195 196,046
Royal Bank of Canada, 6.00%, 11/01/27 .... 27 27,663
Santander Holdings USA, Inc.
(a)
(1-day SOFR + 1.23%), 6.12% , 05/31/27 . 105 105,434
(1-day SOFR + 2.36%), 6.50% , 03/09/29 . 478 486,872
(1-day SOFR + 2.50%), 6.17% , 01/09/30 . 479 482,726
(1-day SOFR + 2.14%), 6.34% , 05/31/35 . 205 204,412
Sumitomo Mitsui Financial Group, Inc.
5.46% , 01/13/26 .................. 865 864,911
5.52% , 01/13/28 .................. 427 431,614
Toronto-Dominion Bank (The)
5.16% , 01/10/28 .................. 171 170,795
5.52% , 07/17/28 .................. 50 50,621
Truist Financial Corp.
(1-day SOFR + 2.05%), 6.05% , 06/08/27
(a)
467 470,271
1.13% , 08/03/27 .................. 15 13,242
(1-day SOFR + 0.86%), 1.89% , 06/07/29
(a)
34 29,765
(1-day SOFR + 2.45%), 7.16% , 10/30/29
(a)
223 236,795
(1-day SOFR + 1.62%), 5.44% , 01/24/30
(a)
1,072 1,069,208
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.92%), 5.71% , 01/24/35
(a)
USD 227 $ 226,009
US Bancorp
(a)
(1-day SOFR + 1.66%), 4.55% , 07/22/28 . 133 130,013
(1-day SOFR + 2.02%), 5.78% , 06/12/29 . 378 383,723
(1-day SOFR + 1.56%), 5.38% , 01/23/30 . 115 115,308
(1-day SOFR + 2.26%), 5.84% , 06/12/34 . 454 460,312
(1-day SOFR + 1.86%), 5.68% , 01/23/35 . 197 197,756
Wells Fargo & Co.
(a)
(1-day SOFR + 1.32%), 3.91% , 04/25/26 . 615 605,771
(1-day SOFR + 2.00%), 2.19% , 04/30/26 . 275 267,037
(1-day SOFR + 1.51%), 3.53% , 03/24/28 . 142 135,446
(3-mo. CME Term SOFR + 1.57%), 3.58% ,
05/22/28 ..................... 250 238,107
(1-day SOFR + 2.10%), 2.39% , 06/02/28 . 158 145,516
(1-day SOFR + 1.74%), 5.57% , 07/25/29 . 490 494,445
(1-day SOFR + 1.79%), 6.30% , 10/23/29 . 18 18,679
(1-day SOFR + 1.50%), 5.20% , 01/23/30 . 330 328,615
(1-day SOFR + 2.06%), 6.49% , 10/23/34 . 353 376,318
(1-day SOFR + 1.78%), 5.50% , 01/23/35 . 550 548,071
Wells Fargo Bank NA, 5.45%, 08/07/26 .... 253 253,758
Westpac Banking Corp.
(a)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.75%), 2.67% ,
11/15/35 ..................... 14 11,569
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.53%), 3.02% ,
11/18/36 ..................... 42 34,457
36,254,277
Beverages — 0.0%
Anheuser-Busch InBev Worldwide, Inc., 5.00%,
06/15/34 ...................... 141 139,914
Keurig Dr Pepper, Inc.
5.10% , 03/15/27 .................. 6 6,002
Series 10 , 5.20% , 03/15/31 ........... 96 95,808
5.30% , 03/15/34 .................. 44 43,783
285,507
Biotechnology — 0.5%
AbbVie, Inc.
4.80% , 03/15/29 .................. 1,096 1,091,763
3.20% , 11/21/29 .................. 438 401,910
4.95% , 03/15/31 .................. 220 219,428
Amgen, Inc.
5.15% , 03/02/28 .................. 727 726,893
4.05% , 08/18/29 .................. 50 47,824
5.25% , 03/02/33 .................. 357 355,960
Gilead Sciences, Inc.
3.65% , 03/01/26 .................. 698 678,434
5.25% , 10/15/33 .................. 197 198,439
4.60% , 09/01/35 .................. 63 59,523
4.00% , 09/01/36 .................. 142 125,229
3,905,403
Broadline Retail — 0.0%
NMG Holding Co., Inc., 7.13%, 04/01/26
(b)
... 23 22,723
Building Products — 0.1%
Carrier Global Corp., 5.90%, 03/15/34 ..... 78 81,406
Owens Corning, 5.70%, 06/15/34 ........ 352 355,240
Summit Materials LLC, 5.25%, 01/15/29
(b)
... 10 9,632
446,278
Capital Markets — 1.9%
AerCap Ireland Capital DAC, 2.45%, 10/29/26 796 742,536
Apollo Debt Solutions BDC, 6.90%, 04/13/29
(b)
55 55,274
Ares Capital Corp.
5.88% , 03/01/29 .................. 132 130,099

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Managed Income Fund
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
5.95% , 07/15/29 .................. USD 214 $ 210,375
Ares Strategic Income Fund, 6.35%, 08/15/29
(b)
448 444,319
Blackstone Private Credit Fund
4.00% , 01/15/29 .................. 142 129,598
5.95% , 07/16/29
(b)
................. 181 177,265
Blackstone Secured Lending Fund, 5.88%,
11/15/27 ...................... 380 377,239
Blue Owl Capital Corp., 5.95%, 03/15/29 ... 132 129,911
Charles Schwab Corp. (The)
5.88% , 08/24/26 .................. 508 513,838
3.20% , 03/02/27 .................. 155 147,513
(1-day SOFR + 2.50%), 5.85% , 05/19/34
(a)
127 129,479
(1-day SOFR + 2.01%), 6.14% , 08/24/34
(a)
70 72,894
Deutsche Bank AG
4.50% , 04/01/25 .................. 200 197,564
(1-day SOFR + 1.32%), 2.55% , 01/07/28
(a)
240 221,938
(1-day SOFR + 1.59%), 5.71% , 02/08/28
(a)
440 439,418
(1-day SOFR + 3.18%), 6.72% , 01/18/29
(a)
175 180,597
5.41% , 05/10/29 .................. 655 654,022
(1-day SOFR + 2.51%), 6.82% , 11/20/29
(a)
1,064 1,106,546
(1-day SOFR + 3.65%), 7.08% , 02/10/34
(a)
215 218,884
Goldman Sachs Bank USA, (1-day SOFR +
0.78%), 5.28%, 03/18/27
(a)
........... 33 32,892
Goldman Sachs Group, Inc. (The)
(3-mo. CME Term SOFR + 1.46%), 3.27% ,
09/29/25
(a)
.................... 104 103,330
(1-day SOFR + 1.08%), 5.80% , 08/10/26
(a)
402 402,158
(1-day SOFR + 0.79%), 1.09% , 12/09/26
(a)
100 93,479
(1-day SOFR + 0.80%), 1.43% , 03/09/27
(a)
560 522,533
(1-day SOFR + 0.82%), 1.54% , 09/10/27
(a)
150 137,768
(1-day SOFR + 1.73%), 4.48% , 08/23/28
(a)
64 62,548
(3-mo. CME Term SOFR + 1.42%), 3.81% ,
04/23/29
(a)
.................... 75 71,163
2.60% , 02/07/30 .................. 29 25,413
(1-day SOFR + 1.27%), 5.73% , 04/25/30
(a)
90 91,598
(1-day SOFR + 1.09%), 1.99% , 01/27/32
(a)
35 28,404
(1-day SOFR + 1.28%), 2.62% , 04/22/32
(a)
106 89,120
(1-day SOFR + 1.25%), 2.38% , 07/21/32
(a)
20 16,425
(1-day SOFR + 1.26%), 2.65% , 10/21/32
(a)
85 70,663
(1-day SOFR + 1.41%), 3.10% , 02/24/33
(a)
31 26,476
6.45% , 05/01/36 .................. 8 8,529
Intercontinental Exchange, Inc.
3.10% , 09/15/27 .................. 80 75,122
4.00% , 09/15/27 .................. 184 177,906
3.63% , 09/01/28
(b)
................. 305 287,505
1.85% , 09/15/32 .................. 163 126,001
4.60% , 03/15/33 .................. 11 10,497
Lehman Brothers Holdings, Inc., 6.88%,
07/17/37
(c) (e) (h)
................... 203 —
Morgan Stanley
(a)
(1-day SOFR + 0.88%), 1.59% , 05/04/27 . 419 390,617
(1-day SOFR + 1.00%), 2.48% , 01/21/28 . 45 41,960
(3-mo. CME Term SOFR + 1.40%), 3.77% ,
01/24/29 ..................... 98 93,287
(1-day SOFR + 1.59%), 5.16% , 04/20/29 . 5 4,984
(1-day SOFR + 1.63%), 5.45% , 07/20/29 . 140 140,864
(1-day SOFR + 1.83%), 6.41% , 11/01/29 . 543 566,546
(1-day SOFR + 1.45%), 5.17% , 01/16/30 . 438 436,914
(1-day SOFR + 1.26%), 5.66% , 04/18/30 . 500 508,468
(1-day SOFR + 1.02%), 1.93% , 04/28/32 . 35 28,121
(1-day SOFR + 1.18%), 2.24% , 07/21/32 . 39 31,860
(1-day SOFR + 1.29%), 2.94% , 01/21/33 . 70 59,494
(1-day SOFR + 1.36%), 2.48% , 09/16/36 . 100 79,112
Nasdaq, Inc.
5.35% , 06/28/28 .................. 169 170,534
Security
Par (000)
Par (000) Value
Capital Markets (continued)
5.55% , 02/15/34 .................. USD 56 $ 56,076
S&P Global, Inc.
2.50% , 12/01/29 .................. 57 50,466
5.25% , 09/15/33
(b)
................. 81 81,760
UBS AG
2.95% , 04/09/25 .................. 400 392,024
7.50% , 02/15/28 .................. 515 551,036
UBS Group AG
(a)(b)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.40%), 4.88%
(i)
200 183,164
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 4.70% ,
08/05/27 ..................... 700 687,093
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.31%), 4.38%
(i)
400 324,421
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.76%), 9.25%
(i)
400 447,957
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.77%), 5.70% ,
02/08/35 ..................... 479 478,512
14,544,109
Chemicals — 0.2%
DuPont de Nemours, Inc., 4.73%, 11/15/28 .. 581 578,766
Eastman Chemical Co.
5.75% , 03/08/33 .................. 287 289,518
5.63% , 02/20/34 .................. 135 134,169
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
.... 5 5,040
LYB International Finance II BV, 3.50%,
03/02/27 ...................... 17 16,284
LYB International Finance III LLC, 5.50%,
03/01/34 ...................... 49 48,481
Nutrien Ltd., 5.95%, 11/07/25 .......... 178 178,950
Sherwin-Williams Co. (The)
3.45% , 06/01/27 .................. 99 94,282
2.30% , 05/15/30 .................. 22 18,873
1,364,363
Commercial Services & Supplies — 0.1%
Republic Services, Inc., 4.88%, 04/01/29 ... 297 294,534
Waste Management, Inc.
1.15% , 03/15/28 .................. 23 20,086
2.00% , 06/01/29 .................. 191 166,782
481,402
Communications Equipment — 0.1%
Motorola Solutions, Inc.
5.00% , 04/15/29 .................. 355 352,256
2.75% , 05/24/31 .................. 39 33,056
5.40% , 04/15/34 .................. 571 566,069
951,381
Consumer Finance — 1.1%
Ally Financial, Inc.
5.80% , 05/01/25 .................. 178 177,831
5.75% , 11/20/25 .................. 252 250,409
(1-day SOFR + 2.82%), 6.85% , 01/03/30
(a)
1,141 1,172,418
American Express Co., 2.55%, 03/04/27 .... 193 180,386
Capital One Financial Corp.
(1-day SOFR + 1.29%), 2.64% , 03/03/26
(a)
62 60,672
(1-day SOFR + 0.86%), 1.88% , 11/02/27
(a)
35 32,091
3.80% , 01/31/28 .................. 160 152,106
(1-day SOFR + 2.08%), 5.47% , 02/01/29
(a)
225 223,960
(1-day SOFR + 2.64%), 6.31% , 06/08/29
(a)
1,194 1,221,681
(1-day SOFR + 3.07%), 7.62% , 10/30/31
(a)
12 13,211
(1-day SOFR + 1.27%), 2.62% , 11/02/32
(a)
41 33,359
Ford Motor Credit Co. LLC
3.38% , 11/13/25 .................. 455 440,351

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Managed Income Fund
12
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
5.80% , 03/05/27 .................. USD 620 $ 620,014
4.13% , 08/17/27 .................. 200 190,039
7.35% , 11/04/27 .................. 200 208,399
6.80% , 05/12/28 .................. 551 567,659
5.11% , 05/03/29 .................. 400 386,431
General Motors Financial Co., Inc.
1.25% , 01/08/26 .................. 40 37,445
5.40% , 04/06/26 .................. 540 538,771
1.50% , 06/10/26 .................. 39 36,120
4.35% , 01/17/27 .................. 196 190,907
5.40% , 05/08/27 .................. 145 144,920
5.35% , 07/15/27 .................. 195 194,453
5.75% , 02/08/31 .................. 110 110,293
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b) (j)
....... 39 37,790
Synchrony Financial
4.25% , 08/15/24 .................. 200 199,518
4.88% , 06/13/25 .................. 3 2,970
4.50% , 07/23/25 .................. 72 70,787
5.15% , 03/19/29 .................. 570 547,317
Toyota Motor Credit Corp., 1.65%, 01/10/31 .. 53 43,057
8,085,365
Consumer Staples Distribution & Retail — 0.1%
7-Eleven, Inc., 0.95%, 02/10/26
(b)
........ 517 481,357
Containers & Packaging — 0.3%
Berry Global, Inc.
1.57% , 01/15/26 .................. 855 803,280
5.80% , 06/15/31
(b)
................. 551 550,195
Graham Packaging Co., Inc., 7.13%, 08/15/28
(b)
10 9,446
Sonoco Products Co., 2.25%, 02/01/27 .... 135 125,110
WRKCo, Inc.
4.65% , 03/15/26 .................. 443 436,531
4.00% , 03/15/28 .................. 85 81,393
4.90% , 03/15/29 .................. 32 31,796
2,037,751
Diversified REITs — 0.4%
American Homes 4 Rent LP, 5.50%, 07/15/34 215 211,246
Extra Space Storage LP, 5.40%, 02/01/34 ... 536 524,649
Invitation Homes Operating Partnership LP
5.50% , 08/15/33 .................. 21 20,703
2.70% , 01/15/34 .................. 44 34,656
Mid-America Apartments LP, 3.60%, 06/01/27 27 25,889
Prologis LP
4.88% , 06/15/28 .................. 56 55,726
2.88% , 11/15/29 .................. 45 40,482
4.63% , 01/15/33 .................. 38 36,394
4.75% , 06/15/33 .................. 59 56,887
5.13% , 01/15/34 .................. 28 27,670
5.00% , 03/15/34 .................. 46 44,990
Prologis Targeted US Logistics Fund LP, 5.25%,
04/01/29
(b)
..................... 237 237,160
Simon Property Group LP
5.50% , 03/08/33 .................. 142 142,795
6.25% , 01/15/34 .................. 17 17,930
Ventas Realty LP, 5.63%, 07/01/34 ....... 470 465,857
VICI Properties LP
4.38% , 05/15/25 .................. 30 29,602
4.63% , 06/15/25
(b)
................. 12 11,843
4.75% , 02/15/28 .................. 200 195,349
4.13% , 08/15/30
(b)
................. 210 190,988
5.13% , 05/15/32 .................. 570 543,059
2,913,875
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services — 0.3%
AT&T, Inc.
4.35% , 03/01/29 .................. USD 300 $ 290,754
5.40% , 02/15/34 .................. 949 949,010
4.50% , 05/15/35 .................. 50 46,045
Level 3 Financing, Inc., 11.00%, 11/15/29
(b)
.. 26 26,524
Sprint Capital Corp., 6.88%, 11/15/28 ...... 645 683,766
1,996,099
Electric Utilities — 1.7%
American Electric Power Co., Inc., 5.70%,
08/15/25 ...................... 412 412,326
Baltimore Gas & Electric Co., 2.25%, 06/15/31 14 11,664
CenterPoint Energy Houston Electric LLC
Series AG , 3.00% , 03/01/32 .......... 100 86,303
4.95% , 04/01/33 .................. 68 66,200
5.15% , 03/01/34 .................. 25 24,805
Duke Energy Carolinas LLC
2.55% , 04/15/31 .................. 30 25,552
2.85% , 03/15/32 .................. 115 98,524
4.95% , 01/15/33 .................. 24 23,589
4.85% , 01/15/34 .................. 56 54,192
Duke Energy Corp.
2.65% , 09/01/26 .................. 711 672,134
2.55% , 06/15/31 .................. 147 123,069
Duke Energy Florida LLC
2.50% , 12/01/29 .................. 27 23,815
1.75% , 06/15/30 .................. 189 156,820
Duke Energy Progress LLC, 3.40%, 04/01/32 . 180 159,061
Edison International
4.70% , 08/15/25 .................. 390 385,535
5.75% , 06/15/27 .................. 100 100,876
5.25% , 11/15/28 .................. 253 250,783
5.45% , 06/15/29 .................. 662 661,615
6.95% , 11/15/29 .................. 112 119,077
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.66%), 7.88% ,
06/15/54
(a)
.................... 165 170,015
Eversource Energy
4.75% , 05/15/26 .................. 9 8,882
5.45% , 03/01/28 .................. 360 361,063
Exelon Corp.
2.75% , 03/15/27 .................. 40 37,489
5.15% , 03/15/28 .................. 200 199,544
3.35% , 03/15/32 .................. 7 6,137
FirstEnergy Corp.
Series B , 4.15% , 07/15/27
(k)
........... 497 476,896
2.65% , 03/01/30 .................. 324 281,637
Florida Power & Light Co.
5.10% , 04/01/33 .................. 18 17,916
4.80% , 05/15/33 .................. 17 16,529
5.95% , 10/01/33 .................. 24 25,303
5.63% , 04/01/34 .................. 22 22,706
4.95% , 06/01/35 .................. 22 21,411
Georgia Power Co.
5.00% , 02/23/27 .................. 125 124,605
4.70% , 05/15/32 .................. 216 208,745
4.95% , 05/17/33 .................. 31 30,225
5.25% , 03/15/34 .................. 28 27,912
MidAmerican Energy Co., 5.75%, 11/01/35 .. 21 21,551
NextEra Energy Capital Holdings, Inc.
5.75% , 09/01/25 .................. 68 68,147
1.88% , 01/15/27 .................. 20 18,425
3.55% , 05/01/27 .................. 300 286,424
4.63% , 07/15/27 .................. 25 24,591
2.75% , 11/01/29 .................. 37 32,906
5.00% , 02/28/30 .................. 57 56,534

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Managed Income Fund
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
2.44% , 01/15/32 .................. USD 50 $ 40,992
5.05% , 02/28/33 .................. 57 55,402
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.46%), 6.75% ,
06/15/54
(a)
.................... 581 584,332
Northern States Power Co., 2.25%, 04/01/31 . 10 8,431
NRG Energy, Inc.
(b)
2.45% , 12/02/27 .................. 119 107,393
4.45% , 06/15/29 .................. 67 63,264
Ohio Power Co.
5.00% , 06/01/33 .................. 177 170,484
5.65% , 06/01/34 .................. 25 25,104
Series F , 5.85% , 10/01/35 ............ 9 9,059
Pacific Gas & Electric Co.
3.45% , 07/01/25 .................. 14 13,657
3.15% , 01/01/26 .................. 350 337,111
3.30% , 12/01/27 .................. 140 130,503
3.30% , 12/01/27 .................. 10 9,322
3.00% , 06/15/28 .................. 150 137,152
6.10% , 01/15/29 .................. 237 242,561
4.55% , 07/01/30 .................. 707 669,987
5.90% , 06/15/32 .................. 77 77,057
PECO Energy Co., 4.90%, 06/15/33 ...... 83 81,295
Public Service Electric & Gas Co.
4.90% , 12/15/32 .................. 383 376,901
4.65% , 03/15/33 .................. 44 42,409
Southern California Edison Co.
Series 20C , 1.20% , 02/01/26 .......... 154 144,254
4.88% , 02/01/27 .................. 468 464,532
Series G , 2.50% , 06/01/31 ........... 337 282,831
6.00% , 01/15/34 .................. 277 286,613
Southern Co. (The)
Series 21-B , 1.75% , 03/15/28 ......... 150 132,907
4.85% , 06/15/28 .................. 114 112,811
5.50% , 03/15/29 .................. 153 155,014
5.20% , 06/15/33 .................. 119 116,830
4.25% , 07/01/36 .................. 144 127,665
Tampa Electric Co.
4.90% , 03/01/29 .................. 25 24,804
2.40% , 03/15/31 .................. 9 7,574
Virginia Electric & Power Co.
Series B , 3.75% , 05/15/27 ............ 111 106,902
Series A , 3.80% , 04/01/28 ............ 90 86,138
2.30% , 11/15/31 .................. 67 55,131
Vistra Operations Co. LLC
(b)
3.55% , 07/15/24 .................. 518 517,400
5.13% , 05/13/25 .................. 723 718,644
6.88% , 04/15/32 .................. 71 72,077
6.00% , 04/15/34 .................. 170 170,406
12,766,482
Electrical Equipment — 0.0%
NXP BV, 2.65%, 02/15/32 ............. 236 196,209
Energy Equipment & Services — 0.0%
Halliburton Co., 2.92%, 03/01/30 ........ 21 18,781
Entertainment — 0.0%
Netflix, Inc., 4.88%, 06/15/30
(b)
.......... 106 104,333
Financial Services — 0.4%
Block, Inc., 3.50%, 06/01/31 ........... 308 265,698
Blue Owl Credit Income Corp.
7.75% , 01/15/29 .................. 125 129,054
6.60% , 09/15/29
(b)
................. 156 153,886
Fidelity National Information Services, Inc.
1.15% , 03/01/26 .................. 213 198,428
Security
Par (000)
Par (000) Value
Financial Services (continued)
3.75% , 05/21/29 .................. USD 124 $ 117,958
5.10% , 07/15/32 .................. 259 255,761
Fiserv, Inc.
3.20% , 07/01/26 .................. 40 38,385
2.25% , 06/01/27 .................. 106 97,809
3.50% , 07/01/29 .................. 123 113,717
5.45% , 03/15/34 .................. 180 178,873
Global Payments, Inc.
1.20% , 03/01/26 .................. 359 334,143
2.15% , 01/15/27 .................. 12 11,114
2.90% , 11/15/31 .................. 65 54,426
JPMorgan Chase Bank NA, 5.11%, 12/08/26 . 658 657,895
2,607,147
Food Products — 0.0%
Kraft Heinz Foods Co., 3.88%, 05/15/27 .... 239 231,103
Gas Utilities — 0.0%
Atmos Energy Corp.
1.50% , 01/15/31 .................. 26 20,830
5.90% , 11/15/33 .................. 22 22,973
CenterPoint Energy Resources Corp.
5.25% , 03/01/28 .................. 18 18,064
5.40% , 07/01/34 .................. 55 54,460
ONE Gas, Inc.
2.00% , 05/15/30 .................. 9 7,623
4.25% , 09/01/32 .................. 9 8,631
Southern California Gas Co., 2.95%, 04/15/27 96 90,385
222,966
Ground Transportation — 0.2%
Burlington Northern Santa Fe LLC, 3.25%,
06/15/27 ...................... 15 14,345
Canadian National Railway Co.
3.85% , 08/05/32 .................. 12 11,074
5.85% , 11/01/33 .................. 16 16,920
6.25% , 08/01/34 .................. 15 16,326
Norfolk Southern Corp.
2.90% , 06/15/26 .................. 20 19,104
3.80% , 08/01/28 .................. 30 28,711
2.30% , 05/15/31 .................. 16 13,437
Penske Truck Leasing Co. LP
(b)
4.45% , 01/29/26 .................. 100 98,227
5.75% , 05/24/26 .................. 275 275,663
5.88% , 11/15/27 .................. 25 25,359
5.55% , 05/01/28 .................. 21 21,147
6.05% , 08/01/28 .................. 34 34,822
5.35% , 03/30/29 .................. 172 171,915
5.25% , 07/01/29 .................. 200 198,312
Ryder System, Inc.
2.85% , 03/01/27 .................. 135 127,194
6.60% , 12/01/33 .................. 162 172,991
SMBC Aviation Capital Finance DAC, 1.90%,
10/15/26
(b)
..................... 200 184,181
Union Pacific Corp.
2.40% , 02/05/30 .................. 24 21,003
2.80% , 02/14/32 .................. 28 24,158
4.50% , 01/20/33 .................. 12 11,558
2.89% , 04/06/36 .................. 12 9,667
1,496,114
Health Care Equipment & Supplies — 0.4%
Baxter International, Inc.
1.92% , 02/01/27 .................. 37 33,915
1.73% , 04/01/31 .................. 7 5,553
2.54% , 02/01/32 .................. 104 85,295

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Managed Income Fund
14
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
Becton Dickinson & Co.
3.70% , 06/06/27 .................. USD 153 $ 147,201
4.87% , 02/08/29 .................. 463 459,411
Medtronic Global Holdings SCA, 4.25%,
03/30/28 ...................... 61 59,602
Solventum Corp.
(b)
5.45% , 02/25/27 .................. 339 338,669
5.40% , 03/01/29 .................. 830 827,467
5.45% , 03/13/31 .................. 1,015 1,002,254
5.60% , 03/23/34 .................. 258 253,401
3,212,768
Health Care Providers & Services — 0.8%
Ascension Health, Series B, 2.53%, 11/15/29 . 16 14,230
Banner Health, 1.90%, 01/01/31 ......... 128 105,912
Centene Corp.
3.00% , 10/15/30 .................. 42 35,913
2.50% , 03/01/31 .................. 129 105,868
2.63% , 08/01/31 .................. 422 346,554
CommonSpirit Health
6.07% , 11/01/27 .................. 124 126,924
2.78% , 10/01/30 .................. 161 139,445
CVS Health Corp.
5.40% , 06/01/29 .................. 189 189,250
5.13% , 02/21/30 .................. 50 49,456
5.25% , 02/21/33 .................. 8 7,812
5.30% , 06/01/33 .................. 9 8,795
5.70% , 06/01/34 .................. 310 309,163
4.88% , 07/20/35 .................. 9 8,409
Elevance Health, Inc.
4.10% , 03/01/28 .................. 200 193,288
5.15% , 06/15/29 .................. 210 210,562
4.10% , 05/15/32 .................. 56 51,954
5.50% , 10/15/32 .................. 25 25,411
4.75% , 02/15/33 .................. 54 52,146
5.38% , 06/15/34 .................. 506 508,404
5.85% , 01/15/36 .................. 17 17,513
HCA, Inc.
5.38% , 02/01/25 .................. 62 61,790
3.13% , 03/15/27 .................. 465 439,323
3.50% , 09/01/30 .................. 356 321,125
5.45% , 04/01/31 .................. 275 274,802
3.63% , 03/15/32 .................. 100 88,086
5.50% , 06/01/33 .................. 236 234,069
Humana, Inc.
5.38% , 04/15/31 .................. 420 417,770
5.95% , 03/15/34 .................. 83 84,847
Sutter Health
Series 2018 , 3.70% , 08/15/28 ......... 30 28,456
Series 20A , 2.29% , 08/15/30 .......... 70 60,000
5.16% , 08/15/33 .................. 40 40,106
UnitedHealth Group, Inc.
4.70% , 04/15/29 .................. 195 193,464
4.00% , 05/15/29 .................. 6 5,770
4.90% , 04/15/31 .................. 633 627,128
5.00% , 04/15/34 .................. 351 346,440
5,730,185
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc.
3.95% , 01/15/27 .................. 350 338,215
3.95% , 01/15/28 .................. 62 59,350
4.50% , 07/30/29 .................. 11 10,605
4.90% , 12/15/30 .................. 335 327,860
1.88% , 02/01/33 .................. 160 120,372
Security
Par (000)
Par (000) Value
Health Care REITs (continued)
Healthpeak OP LLC
1.35% , 02/01/27 .................. USD 308 $ 279,226
2.88% , 01/15/31 .................. 14 12,081
5.25% , 12/15/32 .................. 169 165,936
Welltower OP LLC
4.00% , 06/01/25 .................. 24 23,612
4.25% , 04/01/26 .................. 69 67,580
3.85% , 06/15/32 .................. 307 276,528
1,681,365
Hotels, Restaurants & Leisure — 0.1%
Cedar Fair LP
5.38% , 04/15/27 .................. 6 5,947
6.50% , 10/01/28 .................. 6 6,007
Expedia Group, Inc., 3.80%, 02/15/28 ..... 35 33,311
GLP Capital LP
5.75% , 06/01/28 .................. 6 6,003
5.30% , 01/15/29 .................. 31 30,543
4.00% , 01/15/30 .................. 22 20,156
4.00% , 01/15/31 .................. 32 28,690
3.25% , 01/15/32 .................. 37 31,093
Hilton Domestic Operating Co., Inc., 6.13%,
04/01/32
(b)
..................... 43 43,209
Las Vegas Sands Corp., 6.00%, 08/15/29 ... 105 105,542
Royal Caribbean Cruises Ltd., 6.25%,
03/15/32
(b)
..................... 337 339,831
650,332
Household Durables — 0.0%
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
16 16,383
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)
1.38% , 01/15/26 .................. 385 360,789
2.45% , 01/15/31 .................. 196 161,369
522,158
Industrial Conglomerates — 0.1%
Foundry JV Holdco LLC
(b)
5.90% , 01/25/30 .................. 200 202,857
6.15% , 01/25/32 .................. 200 203,873
406,730
Insurance — 0.4%
AEGON Funding Co. LLC, 5.50%, 04/16/27
(b)
. 586 583,513
Aon Corp.
2.85% , 05/28/27 .................. 212 198,876
2.05% , 08/23/31 .................. 9 7,266
2.60% , 12/02/31 .................. 318 264,907
5.35% , 02/28/33 .................. 84 83,435
Aon North America, Inc.
5.15% , 03/01/29 .................. 861 858,599
5.30% , 03/01/31 .................. 110 109,680
Marsh & McLennan Cos., Inc.
2.25% , 11/15/30 .................. 28 23,851
2.38% , 12/15/31 .................. 11 9,121
5.75% , 11/01/32 .................. 16 16,666
5.88% , 08/01/33 .................. 21 22,019
5.40% , 09/15/33 .................. 22 22,424
5.15% , 03/15/34 .................. 21 20,949
Met Tower Global Funding, 5.25%, 04/12/29
(b)
758 761,812
2,983,118
Interactive Media & Services — 0.0%
Meta Platforms, Inc.
4.60% , 05/15/28 .................. 186 185,223
3.85% , 08/15/32 .................. 76 70,654

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Managed Income Fund
Schedule of Investments
15
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interactive Media & Services (continued)
4.95% , 05/15/33 .................. USD 38 $ 38,190
294,067
IT Services — 0.0%
Tempo Acquisition LLC, 5.75%, 06/01/25
(b)
.. 7 6,990
Life Sciences Tools & Services — 0.0%
Thermo Fisher Scientific, Inc.
4.95% , 11/21/32 .................. 19 18,830
5.09% , 08/10/33 .................. 25 24,936
5.20% , 01/31/34 .................. 24 24,146
67,912
Machinery — 0.1%
Ingersoll Rand, Inc.
5.18% , 06/15/29 .................. 310 309,988
5.45% , 06/15/34 .................. 555 559,813
Madison IAQ LLC, 5.88%, 06/30/29
(b)
...... 91 84,666
OT Merger Corp., 7.88%, 10/15/29
(b)
...... 44 19,800
Otis Worldwide Corp.
2.29% , 04/05/27 .................. 46 42,644
5.25% , 08/16/28 .................. 55 55,294
2.57% , 02/15/30 .................. 35 30,719
1,102,924
Media — 0.1%
Charter Communications Operating LLC
4.91% , 07/23/25 .................. 204 202,018
6.15% , 11/10/26 .................. 25 25,242
6.10% , 06/01/29 .................. 46 46,150
Comcast Corp.
3.55% , 05/01/28 .................. 50 47,498
4.55% , 01/15/29 .................. 35 34,447
2.65% , 02/01/30 .................. 29 25,677
3.40% , 04/01/30 .................. 83 76,301
4.25% , 10/15/30 .................. 60 57,537
1.95% , 01/15/31 .................. 62 51,205
1.50% , 02/15/31 .................. 37 29,716
5.50% , 11/15/32 .................. 84 85,902
Grupo Televisa SAB, 8.50%, 03/11/32 ..... 8 9,105
Interpublic Group of Cos., Inc. (The)
4.75% , 03/30/30 .................. 26 25,386
2.40% , 03/01/31 .................. 160 133,583
Paramount Global
3.70% , 06/01/28 .................. 31 27,954
4.20% , 05/19/32 .................. 125 102,098
Radiate Holdco LLC
(b)
4.50% , 09/15/26 .................. 47 35,814
6.50% , 09/15/28 .................. 65 32,214
1,047,847
Metals & Mining — 0.3%
Freeport-McMoRan, Inc., 5.40%, 11/14/34 ... 19 18,688
Glencore Canada Corp., 6.20%, 06/15/35 ... 14 14,413
Glencore Funding LLC
(b)
4.00% , 03/27/27 .................. 250 240,990
5.70% , 05/08/33 .................. 30 29,887
6.50% , 10/06/33 .................. 339 353,130
5.63% , 04/04/34 .................. 387 381,058
Newmont Corp., 2.25%, 10/01/30 ........ 72 61,443
Steel Dynamics, Inc., 5.38%, 08/15/34 ..... 95 93,374
Teck Resources Ltd.
3.90% , 07/15/30 .................. 200 185,552
5.40% , 02/01/43 .................. 624 567,590
Vale Overseas Ltd.
3.75% , 07/08/30 .................. 306 275,400
6.13% , 06/12/33 .................. 203 204,624
2,426,149
Security
Par (000)
Par (000) Value
Multi-Utilities — 0.5%
Algonquin Power & Utilities Corp., 5.37%,
06/15/26
(k)
..................... USD 459 $ 456,776
Berkshire Hathaway Energy Co., 1.65%,
05/15/31 ...................... 177 140,843
Consumers Energy Co.
4.90% , 02/15/29 .................. 443 440,980
4.60% , 05/30/29 .................. 121 119,046
Dominion Energy, Inc.
Series C , 3.38% , 04/01/30 ........... 38 34,325
5.38% , 11/15/32 .................. 25 24,783
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.51%),
7.00% , 06/01/54
(a)
............... 80 83,237
NiSource, Inc.
5.25% , 03/30/28 .................. 365 364,604
5.40% , 06/30/33 .................. 45 44,540
5.35% , 04/01/34 .................. 106 103,963
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.45%), 6.95% ,
11/30/54
(a)
.................... 175 175,804
San Diego Gas & Electric Co., 4.95%, 08/15/28 558 555,431
Sempra
5.40% , 08/01/26 .................. 102 101,908
3.25% , 06/15/27 .................. 233 219,917
3.40% , 02/01/28 .................. 117 110,029
3.70% , 04/01/29 .................. 151 141,425
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.79%), 6.88% ,
10/01/54
(a)
.................... 432 429,342
WEC Energy Group, Inc.
4.75% , 01/09/26 .................. 98 96,939
5.60% , 09/12/26 .................. 160 160,605
4.75% , 01/15/28 .................. 9 8,911
3,813,408
Office REITs — 0.0%
Kilroy Realty LP
4.25% , 08/15/29 .................. 60 54,376
3.05% , 02/15/30 .................. 76 64,099
6.25% , 01/15/36 .................. 170 161,335
279,810
Oil, Gas & Consumable Fuels — 2.2%
BP Capital Markets America, Inc.
3.54% , 04/06/27 .................. 6 5,770
4.70% , 04/10/29 .................. 177 174,436
1.75% , 08/10/30 .................. 173 143,615
BP Capital Markets plc, 3.28%, 09/19/27 .... 325 307,975
Cenovus Energy, Inc., 2.65%, 01/15/32 .... 18 14,887
Cheniere Corpus Christi Holdings LLC
5.13% , 06/30/27 .................. 405 404,323
3.70% , 11/15/29 .................. 109 100,717
Cheniere Energy Partners LP
4.00% , 03/01/31 .................. 71 64,568
3.25% , 01/31/32 .................. 112 95,595
5.95% , 06/30/33 .................. 225 228,137
5.75% , 08/15/34
(b)
................. 51 51,203
Cheniere Energy, Inc., 5.65%, 04/15/34
(b)
... 301 301,238
ConocoPhillips Co.
6.95% , 04/15/29 .................. 152 164,754
4.15% , 11/15/34 .................. 9 8,105
Coterra Energy, Inc.
3.90% , 05/15/27 .................. 27 25,972
4.38% , 03/15/29 .................. 8 7,650
DCP Midstream Operating LP
5.63% , 07/15/27 .................. 250 252,820

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Managed Income Fund
16
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
8.13% , 08/16/30 .................. USD 32 $ 36,465
3.25% , 02/15/32 .................. 783 670,712
Devon Energy Corp.
5.85% , 12/15/25 .................. 31 31,077
5.25% , 10/15/27 .................. 50 49,842
4.50% , 01/15/30 .................. 49 47,146
Diamondback Energy, Inc.
3.50% , 12/01/29 .................. 115 106,053
3.13% , 03/24/31 .................. 389 341,912
6.25% , 03/15/33 .................. 566 591,982
5.40% , 04/18/34 .................. 463 458,392
Enbridge, Inc.
5.90% , 11/15/26 .................. 407 411,653
5.70% , 03/08/33 .................. 411 414,232
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.43%), 8.50% ,
01/15/84
(a)
.................... 26 28,029
Energy Transfer LP
3.90% , 07/15/26 .................. 245 237,236
4.40% , 03/15/27 .................. 400 390,154
4.20% , 04/15/27 .................. 270 261,849
4.00% , 10/01/27 .................. 327 313,942
5.55% , 02/15/28 .................. 100 100,811
4.95% , 05/15/28 .................. 200 196,969
6.10% , 12/01/28 .................. 1,121 1,155,135
3.75% , 05/15/30 .................. 122 112,228
6.40% , 12/01/30 .................. 190 199,789
Enterprise Products Operating LLC, 4.15%,
10/16/28 ...................... 386 373,152
EOG Resources, Inc., 4.38%, 04/15/30 .... 15 14,637
EQT Corp.
3.13% , 05/15/26
(b)
................. 15 14,334
3.90% , 10/01/27 .................. 370 353,646
5.00% , 01/15/29 .................. 508 498,389
5.75% , 02/01/34 .................. 242 239,877
Hess Corp., 4.30%, 04/01/27 ........... 1,124 1,095,941
Kinder Morgan, Inc., 4.30%, 03/01/28 ..... 641 622,307
Marathon Oil Corp., 4.40%, 07/15/27 ...... 41 40,087
Marathon Petroleum Corp.
4.70% , 05/01/25 .................. 35 34,714
5.13% , 12/15/26 .................. 30 29,887
Matador Resources Co., 6.50%, 04/15/32
(b)
.. 76 76,006
MPLX LP
4.88% , 06/01/25 .................. 258 255,719
1.75% , 03/01/26 .................. 250 234,928
4.95% , 09/01/32 .................. 20 19,136
5.00% , 03/01/33 .................. 37 35,349
5.50% , 06/01/34 .................. 36 35,453
Occidental Petroleum Corp.
8.50% , 07/15/27 .................. 47 50,351
6.63% , 09/01/30 .................. 55 57,680
7.50% , 05/01/31 .................. 136 150,039
7.88% , 09/15/31 .................. 6 6,729
ONEOK Partners LP, 6.65%, 10/01/36 ..... 20 21,136
ONEOK, Inc.
6.10% , 11/15/32 .................. 27 27,905
6.05% , 09/01/33 .................. 21 21,621
Ovintiv, Inc.
5.38% , 01/01/26 .................. 198 196,984
5.65% , 05/15/28 .................. 430 434,889
Pioneer Natural Resources Co.
1.13% , 01/15/26 .................. 235 220,395
5.10% , 03/29/26 .................. 22 21,951
1.90% , 08/15/30 .................. 14 11,730
2.15% , 01/15/31 .................. 308 258,590
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Sabine Pass Liquefaction LLC
5.63% , 03/01/25 .................. USD 348 $ 347,286
5.00% , 03/15/27 .................. 100 99,157
4.50% , 05/15/30 .................. 96 92,096
Spectra Energy Partners LP, 3.50%, 03/15/25 272 267,901
Targa Resources Corp.
6.15% , 03/01/29 .................. 25 25,805
4.20% , 02/01/33 .................. 18 16,185
6.13% , 03/15/33 .................. 43 44,161
6.50% , 03/30/34 .................. 103 109,070
TransCanada PipeLines Ltd., 4.10%, 04/15/30 21 19,814
Viper Energy, Inc., 7.38%, 11/01/31
(b)
...... 275 284,814
Western Midstream Operating LP, 3.95%,
06/01/25 ...................... 327 320,826
Williams Cos., Inc. (The)
4.00% , 09/15/25 .................. 280 274,584
5.40% , 03/02/26 .................. 223 222,785
3.75% , 06/15/27 .................. 100 95,980
5.30% , 08/15/28 .................. 452 453,385
4.90% , 03/15/29 .................. 37 36,498
16,671,282
Pharmaceuticals — 0.7%
Astrazeneca Finance LLC
4.90% , 02/26/31 .................. 36 35,909
5.00% , 02/26/34 .................. 25 24,862
Bayer US Finance II LLC
(b)
4.25% , 12/15/25 .................. 424 414,790
4.38% , 12/15/28 .................. 360 341,874
Bayer US Finance LLC, 6.13%, 11/21/26
(b)
.. 2,227 2,250,756
Eli Lilly & Co., 4.70%, 02/09/34 ......... 255 250,034
Pfizer Investment Enterprises Pte. Ltd.
4.45% , 05/19/28 .................. 227 223,026
4.65% , 05/19/30 .................. 386 380,467
4.75% , 05/19/33 .................. 503 490,082
Pfizer, Inc., 1.75%, 08/18/31 ........... 32 25,985
Takeda Pharmaceutical Co. Ltd.
5.00% , 11/26/28 .................. 458 454,574
5.30% , 07/05/34 .................. 310 307,768
5,200,127
Professional Services — 0.0%
Verisk Analytics, Inc., 5.25%, 06/05/34 ..... 352 346,591
Real Estate Management & Development — 0.0%
Anywhere Real Estate Group LLC, 5.75%,
01/15/29
(b)
..................... 5 3,077
Residential REITs — 0.1%
AvalonBay Communities, Inc., 5.00%, 02/15/33 247 240,865
Camden Property Trust, 2.80%, 05/15/30 ... 202 179,027
Mid-America Apartments LP, 1.10%, 09/15/26 57 52,066
UDR, Inc., 2.10%, 08/01/32 ............ 75 58,685
530,643
Retail REITs — 0.2%
Kimco Realty OP LLC
1.90% , 03/01/28 .................. 24 21,388
4.60% , 02/01/33 .................. 24 22,509
6.40% , 03/01/34 .................. 50 52,855
Realty Income Corp.
3.40% , 01/15/28 .................. 86 81,062
3.65% , 01/15/28 .................. 200 190,361
2.10% , 03/15/28 .................. 89 79,750
4.70% , 12/15/28 .................. 83 81,484
4.75% , 02/15/29 .................. 510 501,210
3.25% , 01/15/31 .................. 96 84,921
2.85% , 12/15/32 .................. 69 56,866

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Managed Income Fund
Schedule of Investments
17
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Retail REITs (continued)
5.13% , 02/15/34 .................. USD 161 $ 156,280
Regency Centers LP
4.13% , 03/15/28 .................. 14 13,478
5.25% , 01/15/34 .................. 36 35,061
1,377,225
Semiconductors & Semiconductor Equipment — 0.5%
Analog Devices, Inc., 2.10%, 10/01/31 ..... 89 73,675
Broadcom Corp., 3.88%, 01/15/27 ....... 375 362,832
Broadcom, Inc.
4.00% , 04/15/29
(b)
................. 505 481,132
4.75% , 04/15/29 .................. 274 270,245
4.15% , 11/15/30 .................. 8 7,556
2.45% , 02/15/31
(b)
................. 291 245,054
4.15% , 04/15/32
(b)
................. 8 7,381
4.30% , 11/15/32 .................. 356 332,742
3.42% , 04/15/33
(b)
................. 364 313,822
Intel Corp., 4.88%, 02/10/28 ........... 51 50,811
KLA Corp., 4.10%, 03/15/29 ........... 710 689,564
Lam Research Corp., 1.90%, 06/15/30 ..... 35 29,558
Micron Technology, Inc.
5.33% , 02/06/29 .................. 128 128,603
5.88% , 02/09/33 .................. 167 170,600
NVIDIA Corp.
1.55% , 06/15/28 .................. 30 26,738
2.00% , 06/15/31 .................. 66 55,461
NXP BV
3.15% , 05/01/27 .................. 58 54,819
4.30% , 06/18/29 .................. 122 117,197
2.50% , 05/11/31 .................. 163 136,332
3,554,122
Software — 0.6%
Autodesk, Inc.
3.50% , 06/15/27 .................. 239 228,849
2.40% , 12/15/31 .................. 311 258,139
Cloud Software Group, Inc., 9.00%, 09/30/29
(b)
57 55,303
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 . 58 52,295
Oracle Corp.
1.65% , 03/25/26 .................. 770 721,758
2.65% , 07/15/26 .................. 254 240,719
2.30% , 03/25/28 .................. 320 289,313
6.15% , 11/09/29 .................. 217 226,962
2.88% , 03/25/31 .................. 783 676,101
4.90% , 02/06/33 .................. 344 333,691
4.30% , 07/08/34 .................. 42 38,250
3.90% , 05/15/35 .................. 36 31,210
3.85% , 07/15/36 .................. 60 50,579
Roper Technologies, Inc.
3.80% , 12/15/26 .................. 240 231,985
1.40% , 09/15/27 .................. 152 135,331
VMware LLC
1.40% , 08/15/26 .................. 478 440,132
3.90% , 08/21/27 .................. 144 138,161
2.20% , 08/15/31 .................. 308 250,264
Workday, Inc., 3.50%, 04/01/27 ......... 20 19,132
4,418,174
Specialized REITs — 0.2%
American Tower Corp.
4.40% , 02/15/26 .................. 588 577,455
1.45% , 09/15/26 .................. 12 11,011
3.65% , 03/15/27 .................. 13 12,450
5.20% , 02/15/29 .................. 81 80,720
2.30% , 09/15/31 .................. 132 107,694
Crown Castle, Inc.
1.05% , 07/15/26 .................. 160 146,449
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
2.90% , 03/15/27 .................. USD 35 $ 32,849
4.80% , 09/01/28 .................. 6 5,873
5.60% , 06/01/29 .................. 6 6,051
2.25% , 01/15/31 .................. 57 46,878
2.50% , 07/15/31 .................. 84 69,406
5.10% , 05/01/33 .................. 33 31,832
5.80% , 03/01/34 .................. 37 37,375
Equinix, Inc.
1.00% , 09/15/25 .................. 254 240,453
2.00% , 05/15/28 .................. 148 131,063
2.50% , 05/15/31 .................. 132 110,579
3.90% , 04/15/32 .................. 13 11,821
1,659,959
Specialty Retail — 0.2%
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
. 14 12,932
Home Depot, Inc. (The)
4.75% , 06/25/29 .................. 240 238,602
4.85% , 06/25/31 .................. 385 381,978
4.95% , 06/25/34 .................. 395 390,883
5.88% , 12/16/36 .................. 53 56,156
Lowe's Cos., Inc.
3.10% , 05/03/27 .................. 154 145,782
3.65% , 04/05/29 .................. 500 470,346
1,696,679
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC
6.02% , 06/15/26 .................. 102 103,067
6.10% , 07/15/27 .................. 225 230,729
5.40% , 04/15/34 .................. 43 42,548
3.45% , 12/15/51 .................. 21 14,226
HP, Inc., 4.75%, 01/15/28 ............. 48 47,489
438,059
Tobacco — 0.3%
Altria Group, Inc.
6.20% , 11/01/28 .................. 150 155,544
4.80% , 02/14/29 .................. 60 59,011
BAT Capital Corp.
3.22% , 09/06/26 .................. 525 501,055
4.70% , 04/02/27 .................. 489 481,377
5.83% , 02/20/31 .................. 44 44,620
2.73% , 03/25/31 .................. 115 96,980
4.74% , 03/16/32 .................. 120 113,869
6.00% , 02/20/34 .................. 229 231,666
BAT International Finance plc, 5.93%, 02/02/29 255 260,962
1,945,084
Trading Companies & Distributors — 0.4%
Air Lease Corp.
3.38% , 07/01/25 .................. 345 337,115
2.88% , 01/15/26 .................. 331 317,569
1.88% , 08/15/26 .................. 202 187,316
Aviation Capital Group LLC
(b)
1.95% , 09/20/26 .................. 683 629,460
3.50% , 11/01/27 .................. 7 6,553
6.75% , 10/25/28 .................. 608 633,632
GATX Corp.
3.25% , 03/30/25 .................. 380 372,858
5.40% , 03/15/27 .................. 232 232,211
United Rentals North America, Inc., 6.00%,
12/15/29
(b)
..................... 266 267,175
2,983,889

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Managed Income Fund
18
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services — 0.6%
America Movil SAB de CV, 3.63%, 04/22/29 .. USD 262 $ 244,087
Millicom International Cellular SA, 7.38%,
04/02/32
(b)
..................... 225 224,325
Rogers Communications, Inc.
3.20% , 03/15/27 .................. 770 730,789
5.00% , 02/15/29 .................. 62 61,236
3.80% , 03/15/32 .................. 999 892,608
T-Mobile USA, Inc.
2.63% , 04/15/26 .................. 329 312,897
4.75% , 02/01/28 .................. 650 640,076
2.05% , 02/15/28 .................. 186 167,066
4.85% , 01/15/29 .................. 882 871,045
3.88% , 04/15/30 .................. 46 43,002
2.55% , 02/15/31 .................. 13 11,036
2.25% , 11/15/31 .................. 246 201,054
2.70% , 03/15/32 .................. 24 20,079
4,419,300
Total Corporate Bonds — 22 .9%
(Cost: $ 172,757,337 ) .............................. 172,090,994
Equity-Linked Notes
Aerospace & Defense — 0.0%
(b)(d)
BMO Capital Markets Corp. ( General Electric
Co. ) , 16.55% , 07/24/24 .............. 1 109,618
Citigroup, Inc. ( Hexcel Corp. ) , 11.73% , 07/24/24 1 73,163
182,781
Air Freight & Logistics — 0.0%
BMO Capital Markets Corp. ( United Parcel
Service, Inc. ) , 9.80% , 07/23/24
(b) (d)
...... 1 103,303
Automobiles — 0.0%
BMO Capital Markets Corp. ( Ford Motor Co. ) +
0.00%), 18.64% , 07/26/24
(a) (b) (d)
........ 9 108,561
Banks — 0.1%
BMO Capital Markets Corp. ( Bank of America
Corp. ) , 13.67% , 07/16/24
(b) (d)
.......... 3 113,660
BNP Paribas SA (Wells Fargo & Co.)
11.58% , 07/12/24
(b) (d)
............... 1 53,521
14.31% , 07/15/24
(b) (d)
............... 2 133,432
Citigroup, Inc. ( BAWAG Group AG ) ,
12.36% , 07/24/24
(b) (d)
............... 1 111,070
Mizuho Markets Cayman LP ( PNC
Financial Services Group, Inc. (The) ) ,
14.87% , 07/17/24
(b) (d)
............... —
(l)
37,748
Nomura Holdings, Inc. ( JPMorgan Chase &
Co. ) , 9.98% , 07/12/24
(b) (d)
............ 2 383,420
Royal Bank of Canada ( First Horizon Corp. ) ,
20.64% , 07/18/24
(b) (d)
............... 4 58,257
Royal Bank of Canada ( Kotak Mahindra Bank
Ltd. ) , 8.04% , 07/25/24
(b) (d)
............ 1 111,492
1,002,600
Beverages — 0.1%
(b)(d)
Mizuho Markets Cayman LP ( PepsiCo, Inc. ) ,
9.20% , 07/12/24 .................. 1 210,858
Royal Bank of Canada ( Diageo plc ) ,
9.30% , 08/01/24 .................. GBP 8 244,428
455,286
Biotechnology — 0.0%
Wells Fargo & Co. ( Amgen, Inc. ) ,
11.77% , 08/01/24
(b) (d)
............... USD 1 171,867
Broadline Retail — 0.2%
(b)(d)
BNP Paribas SA (Amazon.com, Inc.)
13.10% , 08/01/24
(b) (d)
............... 1 190,833
Security
Par (000)
Par (000) Value
Broadline Retail (continued)
15.37% , 08/05/24
(b) (d)
............... USD 8 $ 1,519,329
1,710,162
Capital Markets — 0.2%
(b)(d)
Barclays Bank plc ( Intercontinental Exchange,
Inc. ) , 8.29% , 08/01/24 .............. —
(l)
55,682
Barclays Bank plc ( Morgan Stanley ) ,
11.05% , 07/18/24 ................. 2 236,179
Barclays Bank plc ( State Street Corp. ) ,
14.35% , 07/15/24 ................. 1 55,023
BNP Paribas SA ( Charles Schwab Corp. (The) ) ,
14.73% , 07/16/24 ................. 1 56,511
BNP Paribas SA ( LPL Financial Holdings, Inc. ) ,
11.16% , 07/26/24 ................. 1 243,063
Mizuho Markets Cayman LP ( Bank of New York
Mellon Corp. (The) ) , 11.37% , 07/17/24 ... 1 38,471
Mizuho Markets Cayman LP ( CME Group, Inc. ) ,
9.87% , 07/26/24 .................. —
(l)
52,706
Nomura Holdings, Inc. ( Moody's Corp. ) ,
13.07% , 07/17/24 ................. —
(l)
95,857
Nomura Holdings, Inc. ( S&P Global, Inc. ) ,
7.76% , 07/26/24 .................. 1 232,133
Royal Bank of Canada ( Goldman Sachs Group,
Inc. (The) ) , 13.05% , 07/16/24 ......... —
(l)
116,021
UBS AG ( Blackstone, Inc. ) , 15.00% , 07/19/24 . 2 222,413
1,404,059
Chemicals — 0.1%
(b)(d)
Citigroup, Inc. ( FMC Corp. ) , 34.85% , 08/05/24 1 58,331
Citigroup, Inc. ( International Flavors &
Fragrances, Inc. ) , 14.49% , 08/07/24 ..... 1 92,950
Nomura Holdings, Inc. ( Corteva, Inc. ) ,
11.28% , 07/17/24 ................. 3 173,105
Royal Bank of Canada ( PPG Industries, Inc. ) ,
10.92% , 07/22/24 ................. 1 160,808
Royal Bank of Canada ( Sherwin-Williams Co.
(The) ) , 11.51% , 07/25/24 ............ —
(l)
107,970
Wells Fargo & Co. ( Ecolab, Inc. ) ,
7.95% , 08/01/24 .................. 1 185,544
778,708
Commercial Services & Supplies — 0.0%
(b)(d)
Citigroup, Inc. ( Waste Management, Inc. ) ,
7.45% , 07/25/24 .................. 1 148,270
Societe Generale SA ( Republic Services, Inc. ) ,
5.74% , 07/31/24 .................. 1 151,064
299,334
Communications Equipment — 0.0%
Wells Fargo & Co. ( Arista Networks, Inc. ) ,
25.86% , 07/31/24
(b) (d)
............... 1 269,009
Construction & Engineering — 0.0%
Nomura Holdings, Inc. ( Budimex SA ) ,
10.77% , 07/17/24
(b) (d)
............... 1 184,101
Construction Materials — 0.0%
Barclays Bank plc ( Vulcan Materials Co. ) ,
10.87% , 07/17/24
(b) (d)
............... —
(l)
86,345
Consumer Finance — 0.1%
(b)(d)
Barclays Bank plc ( PROG Holdings, Inc. ) ,
12.95% , 07/15/24 ................. 1 223,266
Citigroup, Inc. ( American Express Co. ) ,
11.99% , 07/22/24 ................. 1 185,669
Royal Bank of Canada ( Ally Financial, Inc. ) ,
21.23% , 07/19/24 ................. 2 73,355
482,290

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Managed Income Fund
Schedule of Investments
19
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail — 0.2%
Barclays Bank plc ( Tesco plc ) ,
10.43% , 08/06/24
(b) (d)
............... GBP 24 $ 92,180
BNP Paribas SA ( Sprouts Farmers Market,
Inc. ) , 16.29% , 07/17/24
(b) (d)
........... USD 1 76,894
BNP Paribas SA ( Walmart, Inc. ) ,
7.57% , 08/15/24
(b) (d)
................ 1 75,477
Citigroup, Inc. ( Walmart, Inc. ) , 7.70% , 07/01/24 4 232,438
JPMorgan Structured Products BV ( Target
Corp. ) , 10.37% , 08/16/24
(b) (d)
.......... 1 151,546
Mizuho Markets Cayman LP ( Costco Wholesale
Corp. ) , 10.62% , 07/17/24
(b) (d)
.......... —
(l)
191,689
Royal Bank of Canada ( Walmart, Inc. ) ,
4.67% , 08/15/24
(b) (d)
................ 5 337,670
Wells Fargo & Co. ( Sysco Corp. ) ,
10.44% , 08/01/24
(b) (d)
............... 1 92,720
1,250,614
Diversified Telecommunication Services — 0.1%
(b)(d)
Nomura Holdings, Inc. ( AT&T, Inc. ) ,
13.64% , 07/26/24 ................. 20 349,584
Nomura Holdings, Inc. ( Verizon
Communications, Inc. ) , 14.10% , 07/22/24 . 9 381,602
731,186
Electrical Equipment — 0.0%
Barclays Bank plc ( Eaton Corp. plc ) ,
16.81% , 08/01/24
(b) (d)
............... 1 220,476
Electronic Equipment, Instruments & Components — 0.1%
(b)(d)
BNP Paribas SA ( Corning, Inc. ) ,
9.56% , 07/25/24 .................. 1 57,066
Citigroup, Inc. ( Amphenol Corp. ) ,
9.23% , 07/24/24 .................. 2 232,944
Nomura Holdings, Inc. ( TE Connectivity Ltd. ) ,
10.13% , 07/26/24 ................. 1 154,312
444,322
Energy Equipment & Services — 0.0%
(b)(d)
Citigroup, Inc. ( Baker Hughes Co. ) ,
12.21% , 07/19/24 ................. 3 117,140
Citigroup, Inc. ( Schlumberger NV ) ,
15.67% , 07/22/24 ................. 2 104,582
Royal Bank of Canada ( Schlumberger NV ) ,
17.62% , 07/26/24 ................. 1 36,639
258,361
Entertainment — 0.1%
(b)(d)
BNP Paribas SA (Netflix, Inc.)
10.53% , 07/19/24
(b) (d)
............... 1 402,520
15.41% , 07/19/24
(b) (d)
............... —
(l)
93,675
496,195
Financial Services — 0.1%
(b)(d)
Barclays Bank plc ( Fidelity National Information
Services, Inc. ) , 13.89% , 08/05/24 ....... 3 201,491
BNP Paribas SA ( PayPal Holdings, Inc. ) ,
19.96% , 08/05/24 ................. 3 170,376
Royal Bank of Canada ( Fiserv, Inc. ) ,
7.19% , 07/26/24 .................. 1 176,603
548,470
Food Products — 0.1%
(b)(d)
Nomura Holdings, Inc. ( General Mills, Inc. ) ,
13.95% , 07/26/24 ................. 2 116,860
Nomura Holdings, Inc. ( Post Holdings, Inc. ) ,
8.41% , 08/01/24 .................. 1 109,082
Royal Bank of Canada ( Archer-Daniels-Midland
Co. ) , 14.88% , 07/25/24 .............. 2 108,161
Royal Bank of Canada ( Conagra Brands, Inc. ) ,
12.14% , 08/09/24 ................. 4 119,246
Security
Par (000)
Par (000) Value
Food Products (continued)
Wells Fargo & Co. ( Hershey Co. (The) ) ,
11.96% , 07/26/24 ................. USD —
(l)
$ 56,471
509,820
Ground Transportation — 0.1%
(b)(d)
Citigroup, Inc. ( Uber Technologies, Inc. ) ,
21.31% , 08/01/24 ................. 1 38,565
Citigroup, Inc. ( Union Pacific Corp. ) ,
11.42% , 07/26/24 ................. 1 207,370
Royal Bank of Canada ( CSX Corp. ) ,
9.31% , 07/19/24 .................. 4 145,266
Royal Bank of Canada ( Lyft, Inc. ) ,
37.59% , 08/08/24 ................. 3 37,975
429,176
Health Care Equipment & Supplies — 0.1%
(b)(d)
Citigroup, Inc. ( Intuitive Surgical, Inc. ) ,
13.13% , 07/22/24 ................. —
(l)
172,529
Nomura Holdings, Inc. ( Boston Scientific Corp. ) ,
8.78% , 07/26/24 .................. 4 266,587
Nomura Holdings, Inc. ( Zimmer Biomet
Holdings, Inc. ) , 13.12% , 07/17/24 ....... 2 168,665
607,781
Health Care Providers & Services — 0.4%
(b)(d)
Barclays Bank plc ( Humana, Inc. ) ,
17.70% , 08/01/24 ................. —
(l)
57,775
Barclays Bank plc ( McKesson Corp. ) ,
7.73% , 08/05/24 .................. —
(l)
238,593
BNP Paribas SA ( Elevance Health, Inc. ) ,
9.26% , 07/19/24 .................. 1 560,625
BNP Paribas SA ( Tenet Healthcare Corp. ) ,
23.55% , 07/31/24 ................. 2 219,522
Mizuho Markets Cayman LP ( UnitedHealth
Group, Inc. ) , 11.12% , 07/16/24 ......... 1 746,210
Nomura Holdings, Inc. ( Cardinal Health, Inc. ) ,
14.50% , 07/17/24 ................. 2 175,190
Nomura Holdings, Inc. ( Cigna Group (The) ) ,
10.88% , 07/17/24 ................. 1 263,381
Royal Bank of Canada ( McKesson Corp. ) ,
9.35% , 08/01/24 .................. —
(l)
93,877
Societe Generale SA ( Centene Corp. ) ,
12.36% , 07/26/24 ................. 3 179,148
Societe Generale SA ( HCA Healthcare, Inc. ) ,
13.32% , 07/26/24 ................. 1 270,501
2,804,822
Health Care REITs — 0.0%
BNP Paribas SA ( Welltower, Inc. ) ,
9.11% , 07/31/24
(b) (d)
................ 1 131,047
Hotels, Restaurants & Leisure — 0.3%
Barclays Bank plc ( Aristocrat Leisure Ltd. ) ,
14.55% , 07/17/24
(b) (d)
............... 1 173,344
Barclays Bank plc ( Booking Holdings, Inc. ) ,
12.32% , 08/05/24
(b) (d)
............... —
(l)
340,621
Barclays Bank plc ( Compass Group plc ) ,
11.50% , 08/06/24
(b) (d)
............... GBP 3 90,245
Barclays Bank plc ( InterContinental Hotels
Group plc ) , 10.40% , 08/06/24
(b) (d)
....... 1 95,922
BNP Paribas SA ( Texas Roadhouse, Inc. ) ,
12.65% , 07/26/24
(b) (d)
............... USD 1 92,593
Citigroup, Inc. ( Hilton Worldwide Holdings, Inc. )
+ 0.00%), 8.46% , 07/26/24
(a) (b) (d)
........ 1 229,319
Citigroup, Inc. ( Royal Caribbean Cruises Ltd. ) ,
11.54% , 07/26/24
(b) (d)
............... 1 161,990
JPMorgan Structured Products BV ( Marriott
International, Inc. ) , 11.74% , 08/01/24
(b) (d)
.. 1 246,802

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Managed Income Fund
20
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Mizuho Markets Cayman LP ( MGM Resorts
International ) , 16.81% , 08/02/24
(b) (d)
..... USD 2 $ 98,119
Nomura Holdings, Inc. ( Chipotle Mexican Grill,
Inc. ) , 10.24% , 07/26/24
(b) (d)
........... —
(l)
144,995
Royal Bank of Canada (Wynn Resorts Ltd.)
17.35% , 08/07/24
(b) (d)
............... 1 51,884
17.59% , 08/09/24
(b) (d)
............... 3 225,741
Societe Generale SA ( Aramark ) ,
13.04% , 08/08/24
(b) (d)
............... 3 112,151
Societe Generale SA ( Domino's Pizza, Inc. ) ,
14.30% , 07/24/24
(b) (d)
............... —
(l)
36,779
Societe Generale SA ( Hilton Worldwide
Holdings, Inc. ) , 10.58% , 07/12/24
(b) (d)
..... —
(l)
38,478
Wells Fargo & Co. ( Domino's Pizza, Inc. ) ,
15.27% , 07/24/24
(b) (d)
............... —
(l)
164,906
Wells Fargo & Co. ( McDonald's Corp. ) ,
7.51% , 07/26/24
(b) (d)
................ 1 149,448
2,453,337
Household Products — 0.1%
(b)(d)
Citigroup, Inc. ( Procter & Gamble Co. (The) ) ,
5.27% , 07/22/24 .................. 2 381,494
UBS AG ( Colgate-Palmolive Co. ) ,
8.40% , 07/26/24 .................. 2 189,635
571,129
Insurance — 0.1%
(b)(d)
Barclays Bank plc ( Marsh & McLennan Cos,
Inc. ) , 6.13% , 07/19/24 .............. 1 150,588
Barclays Bank plc ( Travelers Cos., Inc. (The) ) ,
8.18% , 07/19/24 .................. —
(l)
53,076
JPMorgan Structured Products BV ( Prudential
Financial, Inc. ) , 18.37% , 08/30/24 ....... GBP 9 84,413
Mizuho Markets Cayman LP ( Progressive Corp.
(The) ) , 10.52% , 07/12/24 ............ USD —
(l)
92,138
Nomura Holdings, Inc. ( Chubb Ltd. ) ,
9.65% , 07/25/24 .................. 1 340,880
Nomura Holdings, Inc. ( W R Berkley Corp. ) ,
8.22% , 07/19/24 .................. 1 110,430
Societe Generale SA ( Arthur J Gallagher &
Co. ) , 9.46% , 07/26/24 .............. 1 151,911
983,436
Interactive Media & Services — 0.4%
(b)(d)
BNP Paribas SA ( Meta Platforms, Inc. ) ,
16.26% , 07/29/24 ................. 1 388,238
BNP Paribas SA ( Pinterest, Inc. ) ,
17.98% , 07/17/24 ................. 5 193,078
JPMorgan Structured Products BV ( Meta
Platforms, Inc. ) , 16.41% , 07/26/24 ...... —
(l)
172,992
Mizuho Markets Cayman LP ( Meta Platforms,
Inc. ) , 18.42% , 07/26/24 .............. 1 553,443
Societe Generale SA ( Alphabet, Inc. ) ,
14.31% , 07/26/24 ................. 7 1,325,046
2,632,797
IT Services — 0.0%
(b)(d)
BNP Paribas SA ( Cognizant Technology
Solutions Corp. ) , 11.78% , 07/17/24 ...... 2 150,429
Citigroup, Inc. ( International Business Machines
Corp. ) , 8.40% , 07/24/24 ............. 1 147,760
298,189
Leisure Products — 0.0%
Royal Bank of Canada ( Polaris, Inc. ) ,
14.88% , 07/25/24
(b) (d)
............... 1 67,764
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services — 0.1%
(b)(d)
BNP Paribas SA ( Thermo Fisher Scientific,
Inc. ) , 8.69% , 07/26/24 .............. USD —
(l)
$ 172,569
Royal Bank of Canada ( Danaher Corp. ) ,
9.77% , 07/25/24 .................. 1 217,286
389,855
Machinery — 0.1%
(b)(d)
Citigroup, Inc. ( Caterpillar, Inc. ) ,
10.42% , 08/01/24 ................. 1 288,782
Nomura Holdings, Inc. ( Pentair plc ) ,
11.01% , 07/26/24 ................. 1 108,077
Nomura Holdings, Inc. ( Westinghouse Air Brake
Technologies Corp. ) , 9.15% , 07/26/24 .... 1 107,778
Nomura Holdings, Inc. ( Xylem, Inc. ) ,
9.51% , 07/17/24 .................. 1 183,517
Royal Bank of Canada ( Westinghouse Air Brake
Technologies Corp. ) , 8.84% , 07/26/24 .... —
(l)
35,449
723,603
Media — 0.1%
Citigroup, Inc. ( Comcast Corp. ) ,
11.35% , 07/26/24
(b) (d)
............... 10 375,535
Metals & Mining — 0.0%
Barclays Bank plc ( ArcelorMittal SA ) ,
14.06% , 08/01/24
(b) (d)
............... EUR 2 49,405
Oil, Gas & Consumable Fuels — 0.1%
(b)(d)
Barclays Bank plc ( Shell plc ) , 8.77% , 07/30/24 GBP 5 169,194
BNP Paribas SA ( Suncor Energy, Inc. ) ,
16.52% , 07/31/24 ................. EUR —
(l)
90,573
JPMorgan Structured Products BV ( BP plc ) ,
10.01% , 07/31/24 ................. GBP 27 163,414
Societe Generale SA ( Exxon Mobil Corp. ) ,
10.00% , 07/30/24 ................. USD 4 471,267
Wells Fargo & Co. ( Occidental Petroleum
Corp. ) , 13.30% , 08/05/24 ............ 1 38,032
932,480
Passenger Airlines — 0.0%
BMO Capital Markets Corp. ( United Airlines
Holdings, Inc. ) , 22.05% , 07/18/24
(b) (d)
..... 1 55,620
Pharmaceuticals — 0.2%
(b)(d)
Barclays Bank plc ( Johnson & Johnson ) ,
10.46% , 07/17/24 ................. 1 184,689
Citigroup, Inc. ( Elanco Animal Health, Inc. ) ,
21.62% , 08/07/24 ................. 5 76,925
Citigroup, Inc. ( Merck KGaA ) , 8.86% , 07/30/24 2 211,248
Nomura Holdings, Inc. ( Zoetis, Inc. ) ,
13.93% , 07/17/24 ................. 1 187,533
Wells Fargo & Co. ( Eli Lilly & Co. ) ,
15.49% , 08/08/24 ................. 1 476,329
1,136,724
Professional Services — 0.0%
Barclays Bank plc ( Automatic Data Processing,
Inc. ) , 10.23% , 07/26/24
(b) (d)
........... 1 218,401
Real Estate Management & Development — 0.0%
Barclays Bank plc ( CBRE Group, Inc. ) ,
10.41% , 07/26/24
(b) (d)
............... 2 132,993
Semiconductors & Semiconductor Equipment — 0.3%
(b)(d)
BNP Paribas SA ( Applied Materials, Inc. ) ,
19.44% , 08/15/24 ................. 1 230,380
Citigroup, Inc. ( Lam Research Corp. ) ,
14.47% , 07/26/24 ................. —
(l)
240,090
JPMorgan Structured Products BV ( NVIDIA
Corp. ) , 19.13% , 07/15/24 ............ 1 915,368

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Managed Income Fund
Schedule of Investments
21
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
Mizuho Markets Cayman LP ( KLA Corp. ) ,
19.12% , 07/26/24 ................. USD —
(l)
$ 153,945
Mizuho Markets Cayman LP ( Monolithic Power
Systems, Inc. ) , 24.72% , 07/31/24 ....... —
(l)
96,102
Nomura Holdings, Inc. ( QUALCOMM, Inc. ) ,
16.70% , 07/17/24 ................. 1 193,150
Societe Generale SA ( Advanced Micro Devices,
Inc. ) , 32.17% , 08/01/24 .............. 1 215,982
2,045,017
Software — 0.5%
(b)(d)
Barclays Bank plc ( Roper Technologies, Inc. ) ,
9.54% , 07/23/24 .................. —
(l)
56,484
BMO Capital Markets Corp. ( Synopsys, Inc. ) ,
14.35% , 07/16/24 ................. —
(l)
96,819
Citigroup, Inc. ( Envestnet, Inc. ) ,
26.07% , 08/05/24 ................. 1 75,346
Citigroup, Inc. ( Salesforce, Inc. ) ,
17.04% , 07/16/24 ................. 1 196,480
Citigroup, Inc. ( ServiceNow, Inc. ) ,
11.47% , 07/26/24 ................. —
(l)
296,693
Mizuho Markets Cayman LP ( Cadence Design
Systems, Inc. ) , 11.50% , 07/24/24 ....... 1 155,735
Mizuho Markets Cayman LP ( Zscaler, Inc. ) ,
25.02% , 07/17/24 ................. 1 161,704
Nomura Holdings, Inc. ( Roper Technologies,
Inc. ) , 6.45% , 07/23/24 .............. —
(l)
153,077
Royal Bank of Canada ( Atlassian Corp. ) ,
23.13% , 08/01/24 ................. 1 125,868
Royal Bank of Canada ( Box, Inc. ) ,
7.93% , 07/16/24 .................. 3 90,513
Royal Bank of Canada ( ServiceNow, Inc. ) ,
16.03% , 07/26/24 ................. —
(l)
58,654
Societe Generale SA ( Microsoft Corp. ) ,
9.26% , 07/26/24 .................. 6 2,493,215
3,960,588
Specialty Retail — 0.2%
(b)(d)
BMO Capital Markets Corp. ( Ross Stores, Inc. ) ,
9.42% , 07/16/24 .................. 1 93,587
BMO Capital Markets Corp. ( Williams-Sonoma,
Inc. ) , 28.29% , 07/12/24 .............. —
(l)
72,431
Citigroup, Inc. ( Abercrombie & Fitch Co. ) ,
36.37% , 07/18/24 ................. —
(l)
89,296
Citigroup, Inc. ( Dick's Sporting Goods, Inc. ) ,
19.21% , 07/18/24 ................. —
(l)
89,402
JPMorgan Structured Products BV ( TJX Cos.,
Inc. (The) ) , 5.55% , 07/12/24 .......... 2 193,967
Mizuho Markets Cayman LP ( Gap, Inc. (The) ) ,
32.55% , 07/17/24 ................. 3 62,524
Mizuho Markets Cayman LP ( Ulta Beauty, Inc. ) ,
15.02% , 07/17/24 ................. —
(l)
147,810
Nomura Holdings, Inc. ( O'Reilly Automotive,
Inc. ) , 8.14% , 07/26/24 .............. —
(l)
147,035
Royal Bank of Canada ( Best Buy Co., Inc. ) ,
20.95% , 07/16/24 ................. 1 95,478
Royal Bank of Canada ( Burlington Stores, Inc. ) ,
19.11% , 07/16/24 ................. —
(l)
94,172
1,085,702
Technology Hardware, Storage & Peripherals — 0.3%
(b)(d)
Mizuho Markets Cayman LP ( Western Digital
Corp. ) , 26.02% , 07/31/24 ............ 2 128,949
Royal Bank of Canada ( HP, Inc. ) ,
23.44% , 07/16/24 ................. 2 82,873
Societe Generale SA ( Seagate Technology
Holdings plc ) , 24.58% , 07/26/24 ........ 1 135,656
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
Wells Fargo & Co. ( Apple, Inc. ) ,
11.53% , 08/01/24 ................. USD 8 $ 1,645,620
1,993,098
Textiles, Apparel & Luxury Goods — 0.0%
(b)(d)
BNP Paribas SA ( adidas AG ) , 15.48% , 07/31/24 EUR 1 125,590
Mizuho Markets Cayman LP ( Ralph Lauren
Corp. ) , 10.12% , 07/15/24 ............ USD —
(l)
77,358
Nomura Holdings, Inc. ( Deckers Outdoor
Corp. ) , 15.61% , 07/16/24 ............ —
(l)
88,732
291,680
Tobacco — 0.0%
(b)(d)
JPMorgan Structured Products BV ( British
American Tobacco plc ) , 18.55% , 07/25/24 . GBP 3 92,721
Mizuho Markets Cayman LP ( Philip Morris
International, Inc. ) , 10.22% , 07/23/24 .... USD 2 229,237
321,958
Trading Companies & Distributors — 0.0%
Nomura Holdings, Inc. ( WW Grainger, Inc. ) ,
10.57% , 08/01/24
(b) (d)
............... —
(l)
70,039
Wireless Telecommunication Services — 0.0%
BMO Capital Markets Corp. ( T-Mobile US, Inc. ) ,
10.74% , 07/26/24
(b) (d)
............... 2 275,700
Total Equity-Linked Notes — 4 .9%
(Cost: $ 36,471,405 ) ............................... 36,735,726
Fixed Rate Loan Interests
Health Care Technology — 0.0%
Cotiviti, Inc., Term Loan , 7.63%
,
05/01/31 ... 172 170,997
Media — 0.0%
AVSC Holding Corp., 1st Lien Term Loan B3 ,
5.00% - 15.00%
,
10/15/26 ............ 54 55,912
Clear Channel International BV, Term Loan ,
7.50%
,
08/12/27
(e)
................. 60 58,350
114,262
Total Fixed Rate Loan Interests — 0 .0%
(Cost: $ 285,343 ) ................................. 285,259
Floating Rate Loan Interests
Aerospace & Defense — 0.3%
(a)
Amentum Government Services Holdings
LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 4.00%),
9.34%
,
02/15/29 .................. 125 125,097
Atlas CC Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.86%
,
05/25/28 ............ 425 309,421
Atlas CC Acquisition Corp., 1st Lien Term Loan
C , (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.86%
,
05/25/28 ............ 79 57,186
Bleriot US Bidco, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.58%
,
10/30/28 .................. 90 89,861
Cobham Ultra SeniorCo SARL, Facility Term
Loan B , (6-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 9.26%
,
08/03/29 ....... 88 85,134
Dynasty Acquisition Co., Inc., Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.84%
,
08/24/28 ............ 490 491,716

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Managed Income Fund
22
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Dynasty Acquisition Co., Inc., Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.84%
,
08/24/28 ............ USD 190 $ 190,252
Ovation Parent, Inc., Term Loan , (3-mo. CME
Term SOFR at 0.75% Floor + 3.50%),
8.83%
,
04/21/31 .................. 94 94,470
Peraton Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.19%
,
02/01/28 .................. 250 250,313
Peraton Corp., 2nd Lien Term Loan B1 , (3-mo.
CME Term SOFR at 0.75% Floor + 7.75%),
13.18%
,
02/01/29 ................. 73 72,926
Setanta Aircraft Leasing DAC, Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 7.08%
,
11/05/28 ............. 72 72,360
TransDigm, Inc., Term Loan J , (3-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
7.84%
,
02/28/31 .................. 188 188,649
TransDigm, Inc., Term Loan K , (3-mo. CME
Term SOFR at 0.00% Floor + 2.75%),
8.08%
,
03/22/30 .................. 425 425,701
2,453,086
Automobile Components — 0.2%
(a)
Champions Holdco, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.75%),
10.08%
,
02/23/29 ................. 384 385,440
Clarios Global LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
8.34%
,
05/06/30 .................. 425 425,108
Clarios Global LP, Term Loan B , 06/05/30
(m)
.. 3 3,004
Gates Corp., Term Loan B5 , 06/04/31
(m)
..... 169 169,105
Tenneco, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
10.43%
,
11/17/28 ................. 145 138,890
1,121,547
Automobiles — 0.0%
(a)
Dealer Tire Financial LLC, Term Loan B3 ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.09%
,
12/14/27 ............ 187 186,274
Dealer Tire Financial LLC, Term Loan B4 ,
07/02/31
(e) (m)
..................... 138 137,653
323,927
Beverages — 0.1%
(a)
Naked Juice LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.68% - 8.69%
,
01/24/29 ............ 429 396,742
Naked Juice LLC, 2nd Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.43%
,
01/24/30 ................. 200 159,383
556,125
Broadline Retail — 0.1%
(a)
Fanatics Commerce Intermediate Holdco LLC,
Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 3.25%), 8.71%
,
11/24/28 ... 100 99,562
StubHub Holdco Sub LLC, Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 4.75%),
10.09%
,
03/15/30 ................. 553 551,737
Woof Holdings, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.35%
,
12/21/27 .................. 31 25,469
676,768
Security
Par (000)
Par (000) Value
Building Products — 0.1%
(a)
AZZ, Inc., Term Loan , (1-mo. CME Term SOFR
at 0.50% Floor + 3.25%), 8.59%
,
05/13/29 . USD 45 $ 45,306
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.84%
,
11/03/28 .................. 85 84,964
Cornerstone Building Brands, Inc., Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.68%
,
04/12/28 ............ 48 46,855
CP Atlas Buyer, Inc., Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%), 4.25%
- 9.19%
,
11/23/27 ................. 145 140,801
CP Iris Holdco I, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.84%
,
10/02/28 ............ 69 68,269
CPG International LLC, Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.94%
,
04/28/29 .................. 73 72,751
Wilsonart LLC, Term Loan E , (3-mo. CME
Term SOFR at 1.00% Floor + 3.25%),
8.68%
,
12/31/26 .................. 340 339,821
798,767
Capital Markets — 0.3%
(a)
Aretec Group, Inc., Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
9.34%
,
08/09/30 .................. 76 75,761
Ascensus Group Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.96%
,
08/02/28 ....... 383 382,594
Axalta Coating Systems Dutch Holding B BV,
Term Loan B6 , (3-mo. CME Term SOFR at
0.50% Floor + 2.00%), 7.33%
,
12/20/29 .. 255 255,346
Azalea TopCo, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
8.84%
,
04/30/31 .................. 104 103,870
Castlelake Aviation One DAC, Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.84% , 10/22/26 .......... 166 166,626
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.09% , 10/22/27 .......... 44 44,380
Edelman Financial Engines Center, LLC, Term
Loan , 04/07/28
(m)
.................. 129 129,315
Focus Financial Partners LLC, Term Loan B4 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.84%
,
06/30/28 ............ 173 173,209
Focus Financial Partners LLC, Term Loan B7 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.09%
,
06/30/28 ............ 92 92,248
Grant Thornton Advisors LLC, Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 8.60%
,
06/02/31 ............ 34 34,085
ION Trading Finance Ltd., Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
9.35%
,
04/01/28 .................. 45 44,582
Learning Care Group (US) No. 2 Inc., Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 4.00%), 9.33% - 9.34%
,
08/11/28 .. 16 15,970
Osaic Holdings, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 4.00%),
9.34%
,
08/17/28 .................. 289 289,608
OVG Business Services LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 8.35%
,
06/25/31 ............ 69 68,785
1,876,379

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Managed Income Fund
Schedule of Investments
23
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals — 0.3%
(a)
ARC Falcon I, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.94%
,
09/30/28 .................. USD 91 $ 90,477
Aruba Investments Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75%
Floor + 4.00%), 9.44%
,
11/24/27 ....... 32 31,348
Ascend Performance Materials Operations
LLC, Term Loan , (6-mo. CME Term SOFR at
0.75% Floor + 4.75%), 10.07%
,
08/27/26 .. 41 40,490
Chemours Co. (The), Term Loan B3 , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.84%
,
08/18/28 .................. 84 83,941
CPC Acquisition Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.35%
,
12/29/27 ............ 29 23,843
Derby Buyer LLC, Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.84%
,
11/01/30 .................. 230 231,358
Ecovyst Catalyst Technologies LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 7.59%
,
06/12/31 ............ 137 137,233
Element Solutions, Inc., Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.34%
,
12/18/30 .................. 194 194,181
HB Fuller Co., Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
7.34%
,
02/15/30 .................. 91 90,559
Herens Holdco SARL, Facility Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 9.36%
,
07/03/28 ............ 73 70,534
Ineos US Finance LLC, Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
0.00%
,
02/18/30 .................. 40 39,432
LSF11 A5 Holdco LLC, Term Loan , (1-mo. CME
Term SOFR + 3.50%), 0.00%
,
07/31/24 ... 168 186,864
Momentive Performance Materials, Inc., Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.50%), 9.84%
,
03/29/28
(e)
...... 275 273,981
Nouryon Finance BV, Term Loan B1 , (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
8.83%
,
04/03/28 .................. 215 214,834
Olympus Water US Holding Corp., Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.85%
,
06/20/31 ............ 114 114,541
OQ Chemicals International Holding GmbH,
Term Loan B2 , (3-mo. CME Term SOFR at
0.00% Floor + 3.50%), 8.92%
,
10/14/24 .. 109 100,666
Potters Industries LLC, Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.08%
,
12/14/27 .................. 48 48,045
Project Omega Super Senior, Term Loan ,
12/31/30
(m)
...................... 22 21,185
SCIH Salt Holdings, Inc., 1st Lien Term Loan
B1 , (3-mo. CME Term SOFR at 0.75% Floor
+ 3.50%), 8.83%
,
03/16/27 ........... 44 43,848
Sparta US HoldCo LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.59%
,
08/02/30 ............ 173 172,927
WR Grace Holdings LLC, Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.59%
,
09/22/28 .................. 246 246,682
2,456,969
Security
Par (000)
Par (000) Value
Commercial Services & Supplies — 0.4%
(a)
Action Environmental Group, Inc., (The),
Delayed Draw Term Loan , 10/24/30
(e) (m)
... USD 7 $ 7,034
Action Environmental Group, Inc., (The), Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 4.00%), 9.33%
,
10/24/30
(e)
...... 44 44,108
Allied Universal Holdco LLC, Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.19%
,
05/12/28 .................. 602 599,840
Aramark Intermediate HoldCo Corp., Term Loan
B7 , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.00%), 7.34%
,
04/06/28 ........... 81 80,666
Aramark Intermediate HoldCo Corp., Term Loan
B8 , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.00%), 7.34%
,
06/22/30 ........... 175 174,733
Asplundh Tree Expert LLC, Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
7.19%
,
09/07/27 .................. 141 141,242
Clean Harbors, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
7.21%
,
10/08/28 .................. 133 133,494
Covanta Holding Corp., Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.84%
,
11/30/28 .................. 169 168,817
Covanta Holding Corp., Term Loan C , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.84%
,
11/30/28 .................. 13 13,161
Garda World Security Corp., Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
9.59%
,
02/01/29 .................. 33 33,081
GFL Environmental Inc., Term Loan B ,
07/03/31
(e) (m)
..................... 73 73,000
GFL Environmental, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.83%
,
05/31/27 .................. 124 123,874
JFL-Tiger Acquisition Co., Inc., Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.83%
,
10/17/30 ............ 39 38,837
LABL, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 5.00%),
10.44%
,
10/29/28 ................. 124 122,302
Minimax Viking GmbH, Facility Term Loan B1 ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.75%), 8.21%
,
07/31/28 ............ 14 13,912
PECF USS Intermediate Holding III Corp., Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 9.84%
,
12/15/28 ....... 116 76,724
Prime Security Services Borrower LLC, 1st
Lien Term Loan , (3-mo. CME Term SOFR at
0.00% Floor + 2.25%), 7.58%
,
10/13/30 .. 60 59,793
Ryan LLC, Term Loan , (1-mo. CME Term SOFR
at 0.50% Floor + 3.50%), 8.84%
,
11/14/30 . 9 9,002
Tempo Acquisition, LLC, Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
7.59%
,
08/31/28 .................. 431 431,855
TruGreen LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 4.00%),
9.44%
,
11/02/27 .................. 203 195,326
Vestis Corp., Term Loan B1 , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
7.58%
,
02/22/31 .................. 153 151,728

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Managed Income Fund
24
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Viad Corp., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 4.25%),
9.59%
,
07/30/28 .................. USD 136 $ 135,829
2,828,358
Communications Equipment — 0.0%
(a)
Ciena Corp. Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
7.34%
,
10/24/30 .................. 163 163,647
ViaSat, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.84% , 03/02/29 .......... 83 73,761
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.94% , 05/30/30 .......... 42 36,991
274,399
Construction & Engineering — 0.1%
(a)
AECOM, Term Loan B , (1-mo. CME
Term SOFR at 0.00% Floor + 1.88%),
7.20%
,
04/17/31 .................. 118 118,615
Brand Industrial Services, Inc., Term Loan C ,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.50%), 0.00%
,
08/01/30 ... 429 430,660
Legence Holdings LLC, Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.50%),
8.94%
,
12/16/27 .................. 36 35,778
Pike Corp., Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
8.46%
,
01/21/28 .................. 190 190,240
Propulsion (BC) Newco LLC, Term Loan ,
09/14/29
(m)
...................... 22 22,050
USIC Holdings, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.50%),
8.94% - 9.10%
,
05/12/28 ............ 195 187,990
985,333
Construction Materials — 0.2%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 2.00%), 7.34%
,
01/31/31 .. 199 199,169
New AMI I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.34%
,
03/08/29 ................. 90 86,365
Oscar AcquisitionCo LLC, Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.58%
,
04/29/29 .................. 185 184,618
Quikrete Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.84%
,
04/14/31 ............ 55 54,948
Quikrete Holdings, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 7.59%
,
03/19/29 ............ 40 39,597
Smyrna Ready Mix Concrete LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.84%
,
04/02/29
(e)
........... 35 35,425
Standard Building Solutions, Inc., Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 7.34%
,
09/22/28 ............ 135 135,383
Summit Materials LLC, Term Loan B2 , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
7.80%
,
01/12/29 .................. 51 51,190
White Cap Supply Holdings, LLC, Term Loan C ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 8.59%
,
10/19/29 ............ 426 426,427
1,213,122
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail — 0.0%
US Foods, Inc., Term Loan B
(a)
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 7.46% , 09/13/26 .......... USD 149 $ 148,995
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 7.34% , 11/22/28 ........... 45 45,337
194,332
Containers & Packaging — 0.1%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75%
Floor + 3.50%), 8.84%
,
12/01/27 ....... 470 470,620
Mauser Packaging Solutions Holding Co., Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 8.84%
,
04/15/27 ....... 155 155,093
Pregis TopCo LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
9.34%
,
07/31/26 .................. 29 28,835
Reynolds Consumer Products LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 7.19%
,
02/04/27 ............ 13 13,312
Trident TPI Holdings, Inc., Term Loan B3 ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.00%), 0.00%
,
09/30/24 ............ 109 108,974
776,834
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.34%
,
10/28/27
(a)
................. 207 188,929
Diversified Consumer Services — 0.2%
(a)
Ascend Learning LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.94%
,
12/11/28 ............. 42 41,692
Bright Horizons Family Solutions LLC, Term
Loan B , (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 7.71%
,
11/24/28 ....... 180 180,233
Kuehg Corp., Term Loan , (3-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.83%
,
06/12/30 .................. 122 122,606
Sotheby's, Term Loan , (3-mo. CME Term SOFR
at 0.50% Floor + 4.50%), 10.09%
,
01/15/27 301 275,197
Spring Education Group, Inc., Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 9.33%
,
09/29/30 ............ 160 160,394
Veritas US, Inc., Term Loan B , (1-mo. CME
Term SOFR at 1.00% Floor + 5.00%),
10.46%
,
09/01/25 ................. 76 65,677
Wand Newco 3, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 9.09%
,
01/30/31 ............ 251 252,524
WCG Purchaser Corp., Term Loan , (1-mo.
CME Term SOFR at 1.00% Floor + 3.50%),
8.84%
,
01/08/27 .................. 110 109,782
1,208,105
Diversified Telecommunication Services — 0.2%
(a)
Altice Financing SA, Term Loan , (3-mo.
LIBOR USD at 0.00% Floor + 2.75%),
8.34%
,
01/31/26
(e)
................. 82 75,559
Connect Finco SARL, Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.84% , 12/11/26 ........... 85 84,235
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.84% , 09/27/29 .......... 85 79,779

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Managed Income Fund
Schedule of Investments
25
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Iridium Satellite LLC, Term Loan B4 , (1-mo.
CME Term SOFR at 0.75% Floor + 2.25%),
7.59%
,
09/20/30 .................. USD 69 $ 68,684
Level 3 Financing, Inc., Term Loan B1 , (1-mo.
CME Term SOFR at 2.00% Floor + 6.56%),
11.90%
,
04/15/29 ................. 48 46,740
Level 3 Financing, Inc., Term Loan B2 , (1-mo.
CME Term SOFR at 2.00% Floor + 6.56%),
11.90%
,
04/15/30 ................. 48 46,834
Lumen Technologies, Inc., Term Loan ,
12/31/30
(m)
...................... 15 12,317
Lumen Technologies, Inc., Term Loan B1 ,
(1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 7.81%
,
04/15/29 ............ 58 39,690
Lumen Technologies, Inc., Term Loan B2 ,
(1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 7.81%
,
04/15/30 ............ 59 39,435
Orbcomm, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
9.71% - 9.86%
,
09/01/28 ............ 87 74,767
Radiate Holdco LLC, Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.71%
,
09/25/26 .................. 222 179,645
UPC Financing Partnership, Facility Term Loan
AX , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 8.44%
,
01/31/29 ........... 69 68,157
Virgin Media Bristol LLC, Facility Term Loan Q ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 8.69%
,
01/31/29 ............ 44 41,965
Zayo Group Holdings, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
8.46%
,
03/09/27 .................. 543 471,182
1,328,989
Electric Utilities — 0.0%
(a)
Hamilton Projects Acquiror LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.09%
,
05/31/31 ............ 29 29,156
NRG Energy, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
7.34%
,
04/16/31 .................. 92 91,724
Vistra Operations Co. LLC, Term Loan ,
12/20/30
(m)
...................... 45 45,007
165,887
Electrical Equipment — 0.0%
Arcline FM Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
4.75%), 10.35%
,
06/23/28
(a)
........... 299 298,937
Electronic Equipment, Instruments & Components — 0.0%
(a)
Celestica, Inc., Term Loan B , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
7.10%
,
06/20/31
(e)
................. 42 41,947
Coherent Corp., Term Loan B1 , (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%),
7.84%
,
07/02/29 .................. 212 211,405
253,352
Security
Par (000)
Par (000) Value
Entertainment — 0.4%
(a)
AMC Entertainment Holdings, Inc., Term Loan
B1 , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 8.44%
,
04/22/26 ........... USD 205 $ 193,718
Aristocrat Technologies, Inc., Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.68%
,
05/24/29 ............ 24 23,542
City Football Group Ltd., Term Loan ,
(3-mo. CME Term SOFR + 3.00%),
0.00%
,
07/26/24 .................. (1) 185,898
Creative Artists Agency LLC, Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 8.59%
,
11/27/28 ............. 412 413,535
Formula One Management Ltd., Facility 1st
Lien Term Loan B , (3-mo. CME Term SOFR
at 0.50% Floor + 2.25%), 7.58%
,
01/15/30 . 216 216,315
Live Nation Entertainment, Inc., Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 7.19%
,
10/19/26 ............ 242 241,539
Motion Acquisition Ltd., Facility Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.83%
,
11/12/29 ............. 187 186,485
NEP Group, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.71%
,
08/19/26 .................. 269 253,825
Playtika Holding Corp., Term Loan B1 , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
8.21%
,
03/13/28 .................. 181 180,453
SMG US Midco 2, Inc., 1st Lien Term Loan ,
(6-mo. CME Term SOFR at 0.00% Floor +
2.50%), 8.24%
,
01/23/25 ............ 136 135,745
UFC Holdings LLC, 1st Lien Term Loan B3 ,
(3-mo. CME Term SOFR at 0.75% Floor +
2.75%), 8.34%
,
04/29/26 ............ 156 156,499
William Morris Endeavor Entertainment
LLC, 1st Lien Term Loan B1 , (1-mo. CME
Term SOFR at 0.00% Floor + 0.00%),
8.21%
,
05/18/25 .................. 305 305,152
WMG Acquisition Corp., Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.34%
,
01/24/31 .................. 427 427,170
2,919,876
Financial Services — 0.3%
(a)
ABG Intermediate Holdings 2 LLC, 1st Lien
Term Loan B1 , (1-mo. CME Term SOFR at
0.50% Floor + 2.75%), 0.00%
,
12/21/28 .. 222 222,239
Belron Finance LLC, Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
7.84%
,
10/30/26 .................. 57 56,926
Belron Finance US LLC, Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
1.93%), 7.51% , 04/13/28 .......... 157 156,704
(3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.68% , 04/18/29 .......... 170 170,629
Boost Newco Borrower LLC, Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
8.33%
,
01/31/31 .................. 311 310,956
Cogeco Communications Finance LP, Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 7.96%
,
09/01/28 ....... 97 93,543
CPI Holdco B LLC, Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
7.34%
,
05/17/31 .................. 100 99,844

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Managed Income Fund
26
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
Deerfield Dakota Holding LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00%
Floor + 3.75%), 9.08%
,
04/09/27 ....... USD 427 $ 426,568
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.75%
Floor + 6.75%), 12.35%
,
04/07/28 ...... 133 132,667
HIG Finance 2 Ltd., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.84%
,
02/15/31 .................. 157 156,819
LBM Acquisition LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.19%
,
12/17/27 ............ 50 50,304
Lions Gate Capital Holdings LLC, Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 7.69%
,
03/24/25 ............ 96 95,666
Sotera Health Holdings LLC, Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.59%
,
05/30/31 .................. 300 299,001
WEX, Inc., Term Loan B-1 , (1-mo. CME Term
SOFR + 2.00%), 0.00%
,
03/31/28 ...... 85 85,046
2,356,912
Food Products — 0.2%
(a)
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.75%), 9.21%
,
10/01/25 .. 114 108,220
B&G Foods, Inc., Term Loan B4 , (1-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
7.84%
,
10/10/26 .................. 18 18,336
Chobani LLC, Term Loan
(1-mo. CME Term SOFR at 1.00% Floor +
3.25%), 8.71% , 10/25/27 .......... 327 327,640
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 9.08% , 10/25/27 .......... 51 50,935
Froneri International Ltd., Facility 1st Lien Term
Loan B2 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 7.69%
,
01/29/27 ....... 450 449,221
H-Food Holdings LLC, Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.69%),
9.30%
,
05/23/25 .................. 39 28,631
Nomad Foods Ltd., Facility Term Loan B5 ,
(6-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.81%
,
11/12/29 ............. 105 105,173
Triton Water Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.85%
,
03/31/28 ............ 95 94,654
Utz Quality Foods LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 8.09%
,
01/20/28 ............ 300 300,878
1,483,688
Ground Transportation — 0.1%
(a)
AIT Worldwide Logistics Holdings, Inc., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.75% Floor + 4.75%), 10.18%
,
04/06/28 .. 44 44,020
Avis Budget Car Rental LLC, Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 7.21%
,
08/06/27 ............ 126 124,280
Genesee & Wyoming, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.33%
,
04/10/31 .................. 343 342,527
Hertz Corp. (The), Term Loan B , (3-mo. CME
Term SOFR at 0.50% Floor + 3.25%),
8.86%
,
06/30/28 .................. 46 41,409
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
Hertz Corp. (The), Term Loan C , (3-mo. CME
Term SOFR at 0.50% Floor + 3.25%),
8.86%
,
06/30/28 .................. USD 9 $ 8,045
SIRVA Worldwide, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.50%), 11.09% - 11.11%
,
08/04/25
(e)
.... 45 31,278
Uber Technologies, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
8.09%
,
03/03/30 .................. 245 246,475
838,034
Health Care Equipment & Supplies — 0.2%
(a)
Bausch + Lomb Corp., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.69% , 05/10/27 .......... 388 383,076
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 9.34% , 09/29/28 .......... 62 61,343
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.69%
,
11/03/28 .................. 301 300,550
Insulet Corp., Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
8.34%
,
05/04/28 .................. 58 58,219
Medline Borrower LP, Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 2.75%),
8.09%
,
10/23/28 .................. 583 583,992
1,387,180
Health Care Providers & Services — 0.2%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 8.71%
,
09/29/28 ....... 135 135,575
CNT Holding I Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.83%
,
11/08/27 ............. 254 254,566
Concentra Health Services, Inc., Term Loan B ,
06/26/31
(e) (m)
..................... 16 16,040
Electron Bidco, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.46%
,
11/01/28 .................. 296 296,073
Ensemble RCM LLC, Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
8.33%
,
08/01/29 .................. 85 84,439
EyeCare Partners LLC, Term Loan A , (3-mo.
CME Term SOFR at 0.00% Floor + 5.75%),
11.08%
,
08/31/28 ................. 23 22,757
EyeCare Partners LLC, Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 4.61%),
10.04%
,
11/30/28 ................. 112 67,972
EyeCare Partners LLC, Term Loan C , (3-mo.
CME Term SOFR at 0.00% Floor + 6.75%),
12.18%
,
11/30/28
(e)
................ 6 1,000
Medical Solutions Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 8.69%
,
11/01/28 ....... 40 29,876
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 7.00%), 12.44%
,
11/01/29 ...... 110 74,616
Medline Borrower LP, Term Loan , 10/23/28
(m)
. 255 255,000
Option Care Health, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.59%
,
10/27/28 ............ 131 131,565
Surgery Center Holdings, Inc., Term Loan
(b)
(1-mo. CME Term SOFR + 3.50%),
0.00% , 12/19/30 ................ 153 153,316

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Managed Income Fund
Schedule of Investments
27
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
(1-mo. CME Term SOFR + 3.50%),
8.09% , 12/19/30 ................ USD 62 $ 62,093
Vizient, Inc., Term Loan B7 , (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.69%
,
05/16/29 .................. 75 75,133
1,660,021
Health Care Technology — 0.3%
(a)
Athenahealth Group, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.59%
,
02/15/29 .................. 482 480,320
Cotiviti Holdings, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.59%
,
05/01/31 .................. 359 356,980
Gainwell Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.43%
,
10/01/27 ............ 288 278,204
PointClickCare Technologies, Inc., Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.00%), 8.33%
,
12/29/27 ............ 109 109,408
Polaris Newco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.59%
,
06/02/28 .................. 554 553,416
Waystar Technologies, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR + 4.00%),
0.00%
,
07/31/24 .................. 74 73,932
Zelis Cost Management Buyer, Inc., Term Loan
B2 , 09/28/29
(m)
................... 129 129,325
1,981,585
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP, Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
7.59%
,
05/18/30
(a)
................. 128 127,977
Hotels, Restaurants & Leisure — 0.6%
(a)
1011778 BC Unlimited Liability Co., Term Loan
B6 , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 7.09%
,
09/20/30 ........... 181 180,389
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 9.21%
,
02/02/26 ....... 208 203,131
Alterra Mountain Co., Term Loan B , 05/31/30
(m)
20 20,088
Alterra Mountain Co., Term Loan B5 , (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
8.84%
,
05/31/30 .................. 93 93,324
Bally's Corp., Facility Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.84%
,
10/02/28 .................. 182 172,371
Caesars Entertainment, Inc., Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.10%
,
02/06/30 ............ 95 94,661
Caesars Entertainment, Inc., Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.10%
,
02/06/31 ............ 430 429,518
Carnival Corp., Term Loan , (1-mo. CME
Term SOFR at 0.75% Floor + 2.75%),
8.09%
,
08/08/27 .................. 91 91,279
Cedar Fair LP, Term Loan B , 05/01/31
(m)
.... 46 45,856
Churchill Downs, Inc., Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.44%
,
03/17/28 .................. 215 215,137
Fertitta Entertainment LLC, Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.08%
,
01/27/29 ............ 596 596,706
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Flutter Entertainment plc, Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
7.58%
,
11/25/30 .................. USD 309 $ 309,253
Four Seasons Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 2.00%), 7.34%
,
11/30/29 ....... 385 386,585
Hilton Domestic Operating Co., Inc., Term Loan
B4 , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 7.10%
,
11/08/30 ........... 244 243,833
IRB Holding Corp., Term Loan B , (1-mo. CME
Term SOFR at 0.75% Floor + 2.75%),
8.19%
,
12/15/27 .................. 273 273,188
Light & Wonder International, Inc., Term Loan
B1 , (1-mo. CME Term SOFR at 0.50% Floor
+ 2.75%), 8.08%
,
04/14/29 ........... 143 143,142
Light and Wonder International, Inc., Term Loan
B2 , 04/14/29
(m)
................... 6 5,996
Packers Holdings LLC, Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.69%
,
03/09/28 .................. 69 37,549
Penn Entertainment, Inc., Facility Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.19%
,
05/03/29 ............ 219 219,421
Playa Resorts Holding BV, Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
8.09%
,
01/05/29 .................. 37 37,435
Scientific Games Holdings LP , Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 8.32%
,
04/04/29 ............ 57 56,857
Seaworld Parks & Entertainment, Inc., Term
Loan B2 , (1-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 7.84%
,
08/25/28 ....... 39 39,408
Station Casinos LLC, Facility Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 7.59%
,
03/14/31 ............ 339 338,757
Whatabrands LLC, Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 2.75%),
8.09%
,
08/03/28 .................. 386 385,838
Wyndham Hotels & Resorts, Inc., Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 7.09%
,
05/24/30 ............ 127 127,292
4,747,014
Household Durables — 0.2%
(a)
ACProducts Holdings, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.85%
,
05/17/28 .................. 168 142,198
Hunter Douglas Holding BV, Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.84%
,
02/26/29 ............ 320 316,702
SWF Holdings I Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.46%
,
10/06/28 ............ 301 256,688
Weber-Stephen Products LLC, Term Loan B ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.71%
,
10/30/27 ............ 414 383,411
1,098,999

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Managed Income Fund
28
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
— 0.0%
(a)
Calpine Construction Finance Co. LP, Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 7.34%
,
07/31/30 ....... USD 82 $ 82,077
Calpine Corp., Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
7.34%
,
01/31/31 .................. 43 42,732
Constellation Renewables LLC, Term Loan ,
(3-mo. CME Term SOFR at 1.00% Floor +
2.50%), 8.11%
,
12/15/27 ............. 143 143,560
268,369
Industrial Conglomerates — 0.1%
EMRLD Borrower LP, Term Loan B
(a)
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.84% , 05/31/30 .......... 244 243,667
06/18/31
(m)
...................... 216 215,730
459,397
Insurance — 0.5%
(a)
Alliant Holdings Intermediate LLC, Term Loan
B6 , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 8.84%
,
11/06/30 ........... 641 642,645
AmWINS Group, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 2.25%),
7.71%
,
02/19/28 .................. 427 426,260
AssuredPartners, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.84%
,
02/14/31 .................. 555 555,725
Baldwin Insurance Group Holdings LLC (The),
Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.25%), 8.59%
,
05/26/31
(e)
. 74 73,965
Hub International Ltd., Term Loan , (3-mo. CME
Term SOFR at 0.75% Floor + 3.25%), 8.57%
- 8.58%
,
06/20/30 ................. 488 488,445
Jones DesLauriers Insurance Management,
Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 3.50%),
8.83%
,
03/15/30 .................. 81 80,757
Ryan Specialty Group LLC, Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 2.75%),
8.09%
,
09/01/27 .................. 217 217,524
Truist Insurance Holdings LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 8.58%
,
05/06/31 ....... 427 427,380
USI, Inc., Term Loan
(3-mo. CME Term SOFR + 3.25%), 8.09% -
0.00% , 09/30/24 ................ 73 72,605
09/30/24
(m)
...................... 140 139,941
USI, Inc., Term Loan B , (3-mo. CME Term
SOFR + 3.00%), 0.00%
,
09/30/24 ...... 306 305,365
3,430,612
IT Services — 0.4%
(a)
Asurion LLC, 2nd Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
10.71%
,
01/31/28 ................. 69 64,008
Asurion LLC, 2nd Lien Term Loan B4 , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
10.71%
,
01/20/29 ................. 49 45,065
Asurion LLC, Term Loan B11 , (1-mo. CME
Term SOFR at 0.00% Floor + 4.25%),
9.69%
,
08/19/28 .................. 127 126,337
Security
Par (000)
Par (000) Value
IT Services (continued)
Asurion LLC, Term Loan B8 , (1-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
8.71%
,
12/23/26 .................. USD 73 $ 72,778
Asurion LLC, Term Loan B9 , 07/31/27
(m)
..... 175 171,386
Camelot US Acquisition LLC, Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
8.09%
,
01/31/31 .................. 309 309,116
Central Parent LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.58%
,
07/06/29 .................. 342 336,854
Epicor Software Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.59%
,
05/30/31 ............ 229 229,368
Epicor Software Corp., Delayed Draw Term
Loan , 05/30/31
(m)
.................. 24 24,584
Fortress Intermediate 3, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 0.00%),
9.10%
,
06/27/31
(e)
................. 57 57,000
Go Daddy Operating Co. LLC, Term Loan B6 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 7.34%
,
11/09/29 ............. 105 105,332
Go Daddy Operating Co. LLC, Term Loan B7 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 7.09%
,
05/30/31 ............ 309 308,504
Magenta Buyer LLC, 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
8.25%), 13.84%
,
07/27/29 ............ 121 35,399
Mitchell International, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.59%
,
06/17/31 ............ 344 340,560
Mitchell International, Inc., 2nd Lien Term Loan ,
06/07/32
(m)
...................... 54 53,696
Modena Buyer LLC, Term Loan , 07/01/31
(m)
.. 80 77,975
Sedgwick Claims Management Services, Inc.,
Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.75%), 9.09%
,
02/24/28 .. 409 408,694
Venga Finance SARL, Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 4.75%),
10.36%
,
06/28/29 ................. 85 85,329
2,851,985
Leisure Products — 0.0%
(a)
Fender Musical Instruments Corp., Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.44%
,
12/01/28 ............ 40 39,040
Hayward Industries, Inc., 1st Lien Term Loan ,
05/30/28
(m)
...................... 60 59,590
98,630
Life Sciences Tools & Services — 0.1%
(a)
Avantor Funding, Inc., Term Loan B6 , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
7.44%
,
11/08/27 .................. 71 70,979
Catalent Pharma Solutions, Inc., Term Loan B3 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 7.46%
,
02/22/28 ............ 185 185,197
Fortrea Holdings, Inc., Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.09%
,
07/01/30 .................. 19 18,868
Icon plc, Term Loan , (3-mo. CME Term SOFR
at 0.50% Floor + 2.00%), 7.33%
,
07/03/28 . 46 46,511
Icon plc., Term Loan , (3-mo. CME Term SOFR
at 0.50% Floor + 2.00%), 7.33%
,
07/03/28 . 12 11,588

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Managed Income Fund
Schedule of Investments
29
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services (continued)
Iqvia, Inc., Term Loan B4 , (3-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
7.33%
,
01/02/31 .................. USD 127 $ 127,778
Maravai Intermediate Holdings LLC, Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 8.33%
,
10/19/27 ............ 156 154,385
Parexel International, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.71%
,
11/15/28 ............. 310 310,681
Star Parent, Inc., Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 3.75%),
9.08%
,
09/27/30 .................. 125 124,503
1,050,490
Machinery — 0.5%
(a)
Albion Financing 3 SARL, Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 5.25%),
10.84%
,
08/17/26 ................. 186 186,328
Barnes Group, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
7.83%
,
08/30/30 .................. 189 189,266
Clark Equipment Co., Term Loan , (1-mo. CME
Term SOFR + 2.00%), 0.00%
,
04/20/29 ... 10 10,000
Clark Equipment Co., Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
7.68%
,
04/20/29 .................. 76 75,707
Columbus McKinnon Corp., Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.83%
,
05/14/28 .................. 60 59,862
Filtration Group Corp., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.96%
,
10/21/28 .................. 320 321,662
Generac Power Systems, Inc., Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 7.19%
,
12/13/26 ............ 20 19,988
Husky Injection Molding Systems Ltd., Term
Loan , (6-mo. CME Term SOFR at 0.00%
Floor + 5.00%), 10.33%
,
02/15/29 ...... 553 554,168
Indicor LLC, 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.50% Floor + 3.25%),
8.58%
,
11/22/29 .................. 342 343,225
Madison IAQ LLC, Term Loan , (1-mo.
LIBOR USD at 0.50% Floor + 2.75%),
8.09%
,
06/21/28 .................. 386 385,649
Osmosis Buyer Ltd., Delayed Draw Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.58% - 9.59%
,
07/31/28 ....... 181 181,136
Osmosis Buyer Ltd., Term Loan B , 07/31/28
(m)
85 85,101
SPX Flow, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.84%
,
04/05/29 .................. 185 185,892
TK Elevator Midco GmbH, Facility Term Loan
B2 , (6-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 8.79%
,
04/30/30 ........... 552 554,660
Vertiv Group Corp., Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.34%
,
03/02/27 .................. 209 209,286
WEC US Holdings Ltd., Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
8.09%
,
01/27/31 .................. 140 140,031
Security
Par (000)
Par (000) Value
Machinery (continued)
Zurn LLC, 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
7.46%
,
10/04/28 .................. USD 75 $ 75,684
3,577,645
Media — 0.1%
(a)
Altice France SA, Term Loan B14 , (3-mo.
CME Term SOFR at 0.00% Floor + 5.50%),
10.83%
,
08/15/28 ................. 228 167,132
AVSC Holding Corp., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 1.00% Floor +
3.25%), 8.69%
,
03/03/25 ............ 99 98,053
Charter Communications Operating LLC, Term
Loan B4 , (3-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 7.33%
,
12/07/30 ....... 86 84,874
Clear Channel Outdoor Holdings, Inc., Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 9.46%
,
08/21/28 ....... 48 47,907
CSC Holdings LLC, Term Loan , (1-mo.
LIBOR USD at 0.00% Floor + 2.50%),
7.94%
,
04/15/27 .................. 154 127,385
DirecTV Financing LLC, Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 5.00%),
10.46%
,
08/02/27 ................. 60 60,154
ECL Entertainment LLC, Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
9.34%
,
08/31/30 .................. 59 58,972
Gray Television, Inc., Term Loan F , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
10.59%
,
01/01/38 ................. 35 33,206
Learfield Communications LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 2.00%
Floor + 5.50%), 10.84% 06/30/28 ....... 86 86,120
Sinclair Television Group, Inc., Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 9.19%
,
04/21/29 ............ 36 24,270
Ziggo Financing Partnership, Facility Term Loan
I , (1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.94%
,
04/30/28 ............ 78 75,314
863,387
Oil, Gas & Consumable Fuels — 0.2%
(a)
Freeport LNG investments LLLP, Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 9.09%
,
12/21/28 ............ 472 471,211
GIP Pilot Acquisition Partners LP, Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.83%
,
10/04/30 ............ 18 18,375
M6 ETX Holdings II Midco LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.94%
,
09/19/29 ............ 43 43,361
Medallion Midland Acquisition LP, Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.84%
,
10/18/28 ............ 212 212,715
New Fortress Energy Inc., Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 5.00%),
10.33%
,
10/30/28 ................. 179 173,983
Oryx Midstream Services Permian Basin LLC,
Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 0.00%), 8.44%
,
10/05/28 .. 227 226,528
1,146,173

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Managed Income Fund
30
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Passenger Airlines — 0.1%
(a)
AAdvantage Loyalty IP Ltd., Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 4.75%),
10.34%
,
04/20/28 ................. USD 168 $ 172,866
Air Canada, Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
7.85%
,
03/21/31 .................. 150 149,671
American Airlines, Inc., Term Loan
(6-mo. CME Term SOFR at 0.00% Floor +
1.75%), 7.07% , 01/29/27 .......... 129 128,406
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 8.19% , 02/15/28 .......... 88 87,265
(6-mo. CME Term SOFR at 1.00% Floor +
2.50%), 7.77% , 06/04/29 .......... 166 165,585
Mileage Plus Holdings LLC, Term Loan , (3-mo.
CME Term SOFR at 1.00% Floor + 5.25%),
0.00%
,
06/21/27 .................. 166 168,819
United AirLines, Inc., Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
8.09%
,
02/22/31 .................. 158 157,745
WestJet Airlines Ltd., Term Loan , (1-mo. CME
Term SOFR at 1.00% Floor + 3.00%),
8.44%
,
12/11/26 .................. 6 6,114
1,036,471
Pharmaceuticals — 0.2%
(a)
Amneal Pharmaceuticals LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.50%), 10.84%
,
05/04/28 ............ 125 125,967
Amynta Agency Borrower, Inc., 1st Lien Term
Loan
(3-mo. CME Term SOFR + 4.25%),
9.09% , 02/28/28 ................ 139 139,199
(3-mo. CME Term SOFR + 4.25%),
9.55% , 02/28/28 ................ 158 158,446
Bausch Health Cos., Inc., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 5.25%),
10.69%
,
02/01/27 ................. 102 92,887
Elanco Animal Health, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
7.19%
,
08/01/27 .................. 180 179,525
Jazz Pharmaceuticals plc, Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 8.46%
,
05/05/28 ............ 247 247,166
Jazz Pharmaceuticals, Inc., Term Loan B ,
05/05/28
(m)
...................... 66 65,999
Organon & Co., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%),
7.83%
,
05/19/31 .................. 131 130,560
Perrigo Co. plc, Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.69%
,
04/20/29 .................. 79 78,600
Precision Medicine Group LLC, Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.00%), 8.43%
,
11/18/27 ............. 97 96,803
1,315,152
Professional Services — 0.4%
(a)
AlixPartners LLP, Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%),
7.96%
,
02/04/28 .................. 197 197,230
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.96%
,
06/02/28 .................. 432 425,244
CoreLogic, Inc., 2nd Lien Term Loan ,
06/04/29
(m)
...................... 130 126,750
Security
Par (000)
Par (000) Value
Professional Services (continued)
Dayforce, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
7.84%
,
03/03/31
(e)
................. USD 300 $ 300,375
Dun & Bradstreet Corp. (The), Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 8.10%
,
01/18/29 ............ 808 807,579
Element Materials Technology Group US
Holdings, Inc., Delayed Draw 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 9.68%
,
07/06/29 ....... 53 52,850
Element Materials Technology Group US
Holdings, Inc., Term Loan B , (3-mo. CME
Term SOFR at 0.50% Floor + 4.25%),
9.68%
,
07/06/29 .................. 117 117,802
FleetCor Technologies Operating Co. LLC, Term
Loan B4 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 7.19%
,
04/28/28 ....... 297 296,953
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 10.08%
,
04/29/29 ............ 99 80,239
Trans Union LLC, Term Loan B7 , (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
7.34%
,
12/01/28 .................. 428 427,767
Trans Union LLC, Term Loan B8 , (1-mo. CME
Term SOFR + 1.75%), 0.00%
,
06/24/31 ... 79 79,043
2,911,832
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC, Term
Loan
(a)
(1-mo. CME Term SOFR + 3.25%), 8.34% -
0.00% , 07/31/24
(e)
............... 50 49,864
07/31/24
(e) (m)
..................... 55 54,931
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 8.21% , 08/21/25 .......... 4 4,151
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.09% , 01/31/30
(e)
......... 42 42,105
151,051
Semiconductors & Semiconductor Equipment — 0.1%
(a)
Entegris, Inc., Term Loan B , (3-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
7.08%
,
07/06/29 .................. 160 160,169
MKS Instruments, Inc., Term Loan B
08/17/29
(m)
...................... 26 25,995
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.83% , 08/17/29 .......... 147 146,509
Synaptics, Inc., Term Loan , (3-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.85%
,
12/02/28 .................. 42 41,919
374,592
Software — 0.8%
(a)
Applied Systems, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.83%
,
02/24/31 ............ 370 372,355
Barracuda Parent LLC, 1st Lien Term Loan ,
(6-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.81%
,
08/15/29 ............ 129 129,109
CCC Intelligent Solutions, Inc., Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.71%
,
09/21/28 ............ 341 340,702
Cloud Software Group, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 9.83%
,
03/21/31 ....... 122 122,248

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Managed Income Fund
Schedule of Investments
31
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Cloud Software Group, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.33%
,
03/30/29 .................. USD 857 $ 855,288
Cloudera, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.19%
,
10/08/28
(e)
................. 80 80,120
Cloudera, Inc., 2nd Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.44%
,
10/08/29 ................. 83 82,066
DS Admiral Bidco LLC, Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
9.59%
,
06/24/31
(e)
................. 58 57,420
E2open LLC, Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.96%
,
02/04/28 .................. 30 30,013
Ellucian Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.94%
,
10/09/29 ............ 307 308,162
Gen Digital, Inc., Term Loan B1 , (1-mo. CME
Term SOFR at 0.50% Floor + 1.75%),
7.09%
,
09/12/29 .................. 301 299,521
Genesys Cloud Services Holdings I LLC, Term
Loan
(1-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.84% , 12/01/27 .......... 267 268,331
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.21% , 12/01/27 .......... 85 85,317
Helios Software Holdings, Inc., Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 9.08%
,
07/18/30 ............ 74 74,545
Informatica LLC, Term Loan B , (1-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
7.59%
,
10/27/28 .................. 468 469,072
McAfee Corp., Term Loan B1 , (1-mo. CME
Term SOFR at 0.50% Floor + 3.25%),
8.59%
,
03/01/29 .................. 340 338,921
MH Sub I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.59%
,
05/03/28 .................. 258 258,040
MH Sub I LLC, 2nd Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 6.25%),
11.59%
,
02/23/29 ................. 78 77,761
Planview Parent, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 9.08%
,
12/17/27 ............ 28 27,930
Proofpoint, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.34%
,
08/31/28 .................. 404 404,334
RealPage, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.46%
,
04/24/28 .................. 438 425,329
Sabre GLBL, Inc., Term Loan B1 , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.96%
,
12/17/27 .................. 45 40,619
Sabre GLBL, Inc., Term Loan B2 , (1-mo.
LIBOR USD at 0.50% Floor + 3.50%),
8.96%
,
12/17/27 .................. 71 63,668
Severin Acquisition LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 8.33%
,
08/01/27 ............ 127 126,906
SS&C Technologies Holdings, Inc., Term Loan
B8 , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.00%), 7.34%
,
05/09/31 ........... 127 127,004
Security
Par (000)
Par (000) Value
Software (continued)
UKG, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
8.58%
,
02/10/31 .................. USD 467 $ 468,226
Voyage Australia Pty. Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 9.09%
,
07/20/28 ............ 21 21,083
VS Buyer LLC, Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
8.58%
,
04/12/31 .................. 386 386,122
6,340,212
Specialty Retail — 0.1%
(a)
EG Group Ltd., Facility Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.84%
,
03/31/26
(e)
................. 48 47,877
LS Group Opco Acquisition LLC, Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 8.34%
,
04/23/31 ............ 49 48,978
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.75% Floor + 3.75%), 9.09%
,
05/04/28 .. 319 318,947
Peer Holding III BV, Facility Term Loan
B5 , (3-mo. CME Term SOFR + 3.00%),
0.00%
,
06/20/31 .................. 75 75,032
PetSmart LLC, Term Loan , (1-mo. CME
Term SOFR at 0.75% Floor + 3.75%),
9.19%
,
02/11/28 .................. 157 156,410
Restoration Hardware, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.96% , 10/20/28 .......... 72 68,841
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.69% , 10/20/28 .......... 60 58,522
774,607
Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc., Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
9.09%
,
03/08/30
(a)
................. 33 32,642
Trading Companies & Distributors — 0.1%
(a)
Beacon Roofing Supply, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.34%
,
05/19/28 .................. 136 136,305
Core & Main LP, Term Loan C , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
7.59%
,
02/09/31 .................. 50 49,906
Core & Main LP, Term Loan D , (3-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
7.34%
,
07/27/28 .................. 308 308,210
Foundation Building Materials, Inc., Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 9.33%
,
01/29/31 ............ 245 243,572
Gulfside Supply, Inc., Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 0.00%),
8.33%
,
06/17/31
(e)
................. 54 54,000
TMK Hawk Parent Corp., Term Loan B , (1-mo.
CME Term SOFR at 1.00% Floor + 5.25%),
10.59%
,
06/30/29
(e)
................ 78 53,336
845,329
Transportation Infrastructure — 0.1%
(a)
Apple Bidco LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.21% , 09/22/28 .......... 163 162,830
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.84% , 09/22/28 .......... 95 95,356

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Managed Income Fund
32
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Transportation Infrastructure (continued)
Brown Group Holding LLC, Term Loan ,
06/07/28
(m)
...................... USD 117 $ 116,549
Brown Group Holdings LLC, Facility Term Loan
B2 , 07/02/29
(m)
................... 80 79,698
OLA Netherlands BV, Term Loan , (1-mo. CME
Term SOFR at 0.75% Floor + 6.25%),
11.69%
,
12/15/26
(e)
................ 122 121,629
Rand Parent LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
9.58%
,
03/17/30 .................. 32 31,530
607,592
Wireless Telecommunication Services — 0.0%
(a)
Gogo Intermediate Holdings LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.21%
,
04/30/28 ............ 82 82,079
SBA Senior Finance II LLC, Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.35%
,
01/25/31 .................. 159 158,606
240,685
Total Floating Rate Loan Interests — 8 .9%
(Cost: $ 67,508,872 ) ............................... 66,958,284
Foreign Agency Obligations
Mexico — 0.4%
Petroleos Mexicanos
6.88% , 08/04/26 .................. 2,221 2,171,028
5.95% , 01/28/31 .................. 131 105,291
6.70% , 02/16/32 .................. 636 532,122
2,808,441
Total Foreign Agency Obligations — 0 .4%
(Cost: $ 2,759,286 ) ............................... 2,808,441
Foreign Government Obligations
Hungary — 0.0%
Hungary Government Bond , 5.25%
,
06/16/29
(b)
414 406,238
Mexico — 0.1%
United Mexican States
5.00% , 05/07/29 .................. 200 195,187
3.50% , 02/12/34 .................. 517 420,580
615,767
Romania — 0.1%
Romania Government Bond , 5.88%
,
01/30/29
(b)
648 643,747
Total Foreign Government Obligations — 0 .2%
(Cost: $ 1,684,850 ) ............................... 1,665,752
Shares
Shares
Investment Companies
(n)
BlackRock Allocation Target Shares - BATS
Series A ........................ 4,748,824 44,686,431
BlackRock Floating Rate Income Portfolio,
Class K Shares , Class K Shares ....... 793,099 7,677,201
BlackRock GNMA Portfolio, Class K Shares ,
Class K Shares ................... 7,464,112 57,921,511
BlackRock High Equity Income Fund, Class K
Shares , Class K Shares ............. 1,325,089 37,606,027
Security
Shares
Shares Value
Investment Companies
(n)
(continued)
iShares Core Dividend Growth ETF ....... 513,552 $ 29,585,731
Total Investment Companies — 23 .6%
(Cost: $ 182,948,926 ) .............................. 177,476,901
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.4%
(b)
CHNGE Mortgage Trust, Series 2022-2, Class
A1, 3.76%, 03/25/67
(a)
.............. USD 752 704,074
CIM Trust, Series 2023-I2, Class A1, 6.64%,
12/25/67
(k)
...................... 326 326,239
COLT Mortgage Loan Trust
Series 2022-5, Class A1, 4.55%, 04/25/67
(a)
227 224,784
Series 2022-9, Class A1, 6.79%, 12/25/67
(k)
631 633,171
Ellington Financial Mortgage Trust, Series
2021-2, Class A1, 0.93%, 06/25/66
(a)
..... 114 93,133
GCAT Trust, Series 2022-NQM3, Class A1,
4.35%, 04/25/67
(a)
................. 782 758,833
J.P. Morgan Mortgage Trust, Series 2022-
DSC1, Class A1, 4.75%, 01/25/63
(a)
..... 782 742,629
MFA Trust, Series 2023-NQM2, Class A1,
4.40%, 03/25/68
(k)
................. 339 328,096
MFRA Trust, Series 2022-CHM1, Class A1,
3.88%, 09/25/56
(k)
................. 646 615,698
Mill City Mortgage Loan Trust
(k)
Series 2023-NQM1, Class A1, 6.05%,
10/25/67 ..................... 130 130,234
Series 2023-NQM2, Class A1, 6.24%,
12/25/67 ..................... 197 196,257
OBX Trust
(k)
Series 2022-NQM7, Class A1, 5.11%,
08/25/62 ..................... 316 310,296
Series 2022-NQM8, Class A1, 6.10%,
09/25/62 ..................... 163 162,349
Series 2022-NQM9, Class A1A, 6.45%,
09/25/62 ..................... 1,092 1,092,247
PRKCM Trust, Series 2022-AFC2, Class A1,
5.33%, 08/25/57
(a)
................. 854 839,383
SG Residential Mortgage Trust, Series 2022-2,
Class A1, 5.35%, 08/25/62
(k)
.......... 937 923,897
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A1A, 4.10%, 07/25/57
(k)
..... 957 905,496
Verus Securitization Trust
(k)
Series 2022-3, Class A1, 4.13%, 02/25/67 . 573 534,226
Series 2022-INV2, Class A1, 6.79%,
10/25/67 ..................... 818 820,745
10,341,787
Total Non-Agency Mortgage-Backed Securities — 1 .4%
(Cost: $ 10,197,060 ) ............................... 10,341,787
Beneficial Interest
(000)
Other Interests
(o)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc., Capital Trust
VII
(c) (e) (h)
........................ 15 —
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... —

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Managed Income Fund
Schedule of Investments
33
(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Preferred Securities
Capital Trusts — 0.1%
Capital Markets — 0.1%
Charles Schwab Corp. (The)
(a)(i)
Series I , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.17%),
4.00% ....................... USD 510 $ 478,511
Series H , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.08%),
4.00% ....................... 7 5,978
484,489
Total Preferred Securities — 0 .1%
(Cost: $ 479,392 ) ................................. 484,489
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Bonds ,
2.38% , 01/15/25 .................. 3,796 3,761,394
U.S. Treasury Inflation Linked Notes ,
0.25% , 01/15/25 .................. 3,875 3,794,748
Total U.S. Treasury Obligations — 1 .0%
(Cost: $ 7,630,623 ) ............................... 7,556,142
Shares
Shares
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International (Issued/
Exercisable 07/14/22 , 1 Share for 1
Warrant, Expires 04/26/27 , Strike Price USD
10.00 )
(c) (e)
....................... 394 —
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels — 0 .0%
California Resources Corp. (Issued/Exercisable
10/23/20 , 1 Share for 1 Warrant, Expires
10/27/24 , Strike Price USD 36.00 )
(c)
..... 52 $ 927
Total Warrants — 0 .0%
(Cost: $ — ) ..................................... 927
Total Long-Term Investments — 89.8%
(Cost: $ 673,402,747 ) .............................. 674,308,362
Short-Term Securities
Money Market Funds — 10.9%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.19%
(n) (p)
.................. 81,546,645 81,546,645
Total Short-Term Securities — 10 .9%
(Cost: $ 81,546,645 ) ............................... 81,546,645
Total Investments — 100 .7%
(Cost: $ 754,949,392 ) .............................. 755,855,007
Liabilities in Excess of Other Assets — (0.7) % ............. (5,611,300)
Net Assets — 100.0% ...............................
$ 750,243,707
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Non-income producing security.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $69,033, representing less than 0.05% of its net assets as of period end, and an original cost of $31,343.
(g)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)
Issuer filed for bankruptcy and/or is in default.
(i)
Perpetual security with no stated maturity date.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(l)
Rounds to less than 1,000.
(m)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)
Affiliate of the Fund.
(o)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(p)
Annualized 7-day yield as of period end.

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Managed Income Fund
34
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
Shares
Held at
06/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 26,641,869 $ 54,904,776
(a)
$ — $ — $ — $ 81,546,645 81,546,645 $ 1,176,225 $ —
SL Liquidity Series, LLC, Money
Market Series
(b)
........ — — — — — — — 2,050
(c)
—
BlackRock Allocation Target
Shares - BATS Series A .. 51,703,127 — (7,500,000) (520,184) 1,003,488 44,686,431 4,748,824 1,553,054 —
BlackRock Floating Rate
Income Portfolio, Class K
Shares , Class K Shares .. — 7,677,934 — — (733) 7,677,201 793,099 252,959 —
BlackRock GNMA Portfolio,
Class K Shares , Class K
Shares .............. 58,424,382 1,108,435 — — (1,611,306) 57,921,511 7,464,112 1,108,455 —
BlackRock High Equity Income
Fund, Class K Shares , Class
K Shares ............ 24,918,753 12,199,336 — — 487,938 37,606,027 1,325,089 924,535 3
BlackRock High Yield Bond
Portfolio, Class K Shares
(b)
1,492 — (1,485) 42 (49) — — — —
iShares Core Dividend Growth
ETF ................ 23,687,904 14,116,088 (9,919,014) 1,468,353 232,400 29,585,731 513,552 236,264 —
iShares iBoxx $ High Yield
Corporate Bond ETF
(b)
... 14,839,997 — (14,838,642) 62,001 (63,356) — — 36,891 —
$ 1,010,212 $ 48,382 $ 259,023,546 $ 5,290,433 $ 3
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Managed Income Fund
Schedule of Investments
35
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 321 09/06/24 $ 45,248 $ 350,310
U.S. Treasury 10-Year Note ................................................... 1,514 09/19/24 166,303 1,858,121
S&P 500 E-Mini Index ....................................................... 2 09/20/24 552 (2,591)
U.S. Treasury 5-Year Note .................................................... 360 09/30/24 38,346 267,318
2,473,158
Short Contracts
GBP Currency ............................................................ 158 09/16/24 12,491 121,383
JPY Currency ............................................................ 9 09/16/24 708 19,101
140,484
$ 2,613,642
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Bank of America Corp. ................ 1 .00 % Quarterly 06/20/29 USD 760 $ 14,406 $ 17,762 $ (3,356)
Markit CDX North American High Yield Index
Series 42.V1 ..................... 5 .00 Quarterly 06/20/29 USD 2,754 (175,376) (166,479) (8,897)
Markit CDX North American Investment Grade
Index Series 42.V1 ................ 1 .00 Quarterly 06/20/29 USD 1,139 (23,593) (22,734) (859)
Markit CDX North American Investment Grade
Index Series 42.V1 ................ 1 .00 Quarterly 06/20/29 USD 44 905 951 (46)
$ (183,658) $ (170,500) $ (13,158)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Energy Transfer LP .... 1 .00 % Quarterly 06/20/29 BBB USD 170 $ 2,346 $ 2,906 $ (560)
iTraxx Europe Main Index
Series 41.V1 ....... 1 .00 Quarterly 06/20/29 A- EUR 2,320 44,815 43,418 1,397
Verizon Communications,
Inc. ............. 1 .00 Quarterly 06/20/29 BBB+ USD 40 673 738 (65)
$ 47,834 $ 47,062 $ 772
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
AutoZone, Inc. ............ 1 .00 % Quarterly Bank of America NA 06/20/29 USD 170 $ (5,158) $ (5,324) $ 166
AutoZone, Inc. ............ 1 .00 Quarterly Citibank NA 06/20/29 USD 400 (12,135) (12,091) (44)
Conagra Brands, Inc. ....... 1 .00 Quarterly Bank of America NA 06/20/29 USD 224 (4,899) (4,098) (801)

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Managed Income Fund
36
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Conagra Brands, Inc. ....... 1 .00 % Quarterly Bank of America NA 06/20/29 USD 95 $ (2,082) $ (1,742) $ (340)
Dow Chemical Co. (The) ..... 1 .00 Quarterly Bank of America NA 06/20/29 USD 170 (2,645) (2,485) (160)
Dow Chemical Co. (The) ..... 1 .00 Quarterly Morgan Stanley & Co. International plc 06/20/29 USD 400 (6,223) (5,847) (376)
DR Horton, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 USD 170 (3,671) (3,841) 170
DR Horton, Inc. ........... 1 .00 Quarterly Barclays Bank plc 06/20/29 USD 400 (8,637) (8,411) (226)
Lowe's Cos., Inc. .......... 1 .00 Quarterly Bank of America NA 06/20/29 USD 170 (4,760) (4,691) (69)
Lowe's Cos., Inc. .......... 1 .00 Quarterly Bank of America NA 06/20/29 USD 400 (11,201) (11,038) (163)
Tyson Foods, Inc. ......... 1 .00 Quarterly Bank of America NA 06/20/29 USD 400 (7,183) (6,572) (611)
Tyson Foods, Inc. ......... 1 .00 Quarterly Bank of America NA 06/20/29 USD 170 (3,053) (2,793) (260)
$ – $ – $ –
$ (71,647) $ (68,933) $ (2,714)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Verizon Communications,
Inc. ............. 1 .00 % Quarterly Deutsche Bank AG 12/20/24 BBB+ USD 796 $ 3,094 $ 1,033 $ 2,061
Ally Financial, Inc. ..... 5 .00 Quarterly Citibank NA 06/20/29 BBB- USD 82 12,836 13,149 (313)
Ally Financial, Inc. ..... 5 .00 Quarterly Citibank NA 06/20/29 BBB- USD 41 6,418 6,565 (147)
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 182 2,459 2,635 (176)
AT&T, Inc. ........... 1 .00 Quarterly Deutsche Bank AG 06/20/29 BBB USD 49 662 709 (47)
Broadcom, Inc. ....... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 183 4,069 4,042 27
Broadcom, Inc. ....... 1 .00 Quarterly Citibank NA 06/20/29 BBB USD 102 2,268 2,259 9
Broadcom, Inc. ....... 1 .00 Quarterly Citibank NA 06/20/29 BBB USD 102 2,268 2,259 9
Energy Transfer LP .... 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB USD 390 5,383 6,685 (1,302)
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 81 12,159 12,452 (293)
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 35 5,254 5,261 (7)
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 38 5,704 5,839 (135)
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 58 8,710 8,768 (58)
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 35 5,254 5,227 27
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 92 13,810 14,060 (250)
Ford Motor Co. ....... 5 .00 Quarterly Deutsche Bank AG 06/20/29 BBB- USD 33 4,923 4,996 (73)
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 183 1,287 1,758 (471)
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 58 408 455 (47)
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 38 267 349 (82)
General Motors Co. .... 5 .00 Quarterly Bank of America NA 06/20/29 BBB USD 182 30,908 31,695 (787)
General Motors Co. .... 5 .00 Quarterly Bank of America NA 06/20/29 BBB USD 91 15,454 15,705 (251)
General Motors Co. .... 5 .00 Quarterly Bank of America NA 06/20/29 BBB USD 58 9,832 9,881 (49)
Goldman Sachs Group, Inc.
(The) ............ 1 .00 Quarterly Bank of America NA 06/20/29 BBB+ USD 95 1,654 1,878 (224)
Goldman Sachs Group, Inc.
(The) ............ 1 .00 Quarterly Bank of America NA 06/20/29 BBB+ USD 192 3,344 4,155 (811)
Goldman Sachs Group, Inc.
(The) ............ 1 .00 Quarterly Bank of America NA 06/20/29 BBB+ USD 190 3,309 3,845 (536)
Goldman Sachs Group, Inc.
(The) ............ 1 .00 Quarterly Bank of America NA 06/20/29 BBB+ USD 38 662 722 (60)
HCA, Inc. ........... 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB- USD 187 36,995 36,905 90
HCA, Inc. ........... 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB- USD 167 33,039 32,958 81
JPMorgan Chase & Co. . 1 .00 Quarterly Bank of America NA 06/20/29 A- USD 94 2,291 2,408 (117)
JPMorgan Chase & Co. . 1 .00 Quarterly Bank of America NA 06/20/29 A- USD 189 4,607 4,933 (326)
Kinder Morgan, Inc. .... 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 79 1,454 1,469 (15)
Kinder Morgan, Inc. .... 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 110 2,025 2,134 (109)
Morgan Stanley ....... 1 .00 Quarterly Bank of America NA 06/20/29 A- USD 187 3,613 3,952 (339)
Morgan Stanley ....... 1 .00 Quarterly Bank of America NA 06/20/29 A- USD 183 3,536 4,048 (512)

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Managed Income Fund
Schedule of Investments
37
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Morgan Stanley ....... 1 .00 % Quarterly Bank of America NA 06/20/29 A- USD 93 $ 1,797 $ 1,963 $ (166)
Morgan Stanley ....... 1 .00 Quarterly Bank of America NA 06/20/29 A- USD 57 1,101 1,184 (83)
Teck Resources Ltd. .... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 269 50,083 45,243 4,840
T-Mobile USA, Inc. ..... 5 .00 Quarterly Deutsche Bank AG 06/20/29 BBB USD 20 4,068 4,008 60
Verizon Communications,
Inc. ............. 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 769 12,941 14,532 (1,591)
Verizon Communications,
Inc. ............. 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 90 1,515 1,665 (150)
Wells Fargo & Co. ..... 1 .00 Quarterly Bank of America NA 06/20/29 BBB+ USD 187 3,719 4,205 (486)
Wells Fargo & Co. ..... 1 .00 Quarterly Bank of America NA 06/20/29 BBB+ USD 93 1,850 2,088 (238)
Wells Fargo & Co. ..... 1 .00 Quarterly Bank of America NA 06/20/29 BBB+ USD 80 1,591 1,735 (144)
Williams Cos., Inc. (The) . 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 78 1,266 1,276 (10)
Williams Cos., Inc. (The) . 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 201 3,263 3,627 (364)
Williams Cos., Inc. (The) . 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 110 1,786 2,035 (249)
$ 334,936 $ 338,750 $ (3,814)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination Barclays Bank plc 09/20/24 USD 300 $ 372 $ (1,327) $ 1,699
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination BNP Paribas SA 09/20/24 USD 625 445 (4,179) 4,624
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination BNP Paribas SA 09/20/24 USD 1,000 13,319 (67) 13,386
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination Barclays Bank plc 12/20/24 USD 294 (19) (85) 66
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/24 USD 300 2,222 (1,208) 3,430
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/24 USD 2,250 1,235 (2,661) 3,896
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/24 USD 1,206 (1,346) (347) (999)
$ 16,228 $ (9,874) $ 26,102

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Managed Income Fund
38
Derivative Financial Instruments Categorized by Risk Exposure
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 5 .34%
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
.......................................................... $ 65,775 $ (189,213) $ 1,397 $ (13,783)
OTC Swaps ................................................................... 338,750 (78,807) 34,641 (15,067)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ 140,484 $ 2,475,749 $ — $ 2,616,233
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 1,397 — — — — 1,397
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 346,290 — — 27,101 — 373,391
$ — $ 347,687 $ — $ 140,484 $ 2,502,850 $ — $ 2,991,021
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 2,591 $ — $ — $ — $ 2,591
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 13,783 — — — — 13,783
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 83,001 — — 10,873 — 93,874
$ — $ 96,784 $ 2,591 $ — $ 10,873 $ — $ 110,248
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended June 30, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 6,072 $ 3,506 $ (5,232,675) $ — $ (5,223,097)
Options purchased
(a)
..................... — (23,308) (483,059) — — — (506,367)
Options written ........................ — 4,605 292,871 — — — 297,476
Swaps .............................. — (99,192) — — (26,386) — (125,578)
$ — $ (117,895) $ (184,116) $ 3,506 $ (5,259,061) $ — $ (5,557,566)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (109,473) $ 493,336 $ (3,838,289) $ — $ (3,454,426)
Swaps .............................. — (12,412) — — 26,102 — 13,690
$ — $ (12,412) $ (109,473) $ 493,336 $ (3,812,187) $ — $ (3,440,736)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Managed Income Fund
Schedule of Investments
39
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 253,181,216
Average notional value of contracts — short ................................................................................. $ 20,441,454
Options
Average value of option contracts purchased ................................................................................ $ 11,915
Average value of option contracts written ................................................................................... $ 8,953
Average notional value of swaption contracts purchased ......................................................................... $ —
(a)
Average notional value of swaption contracts written ........................................................................... $ —
(a)
Credit default swaps
Average notional value — buy protection ................................................................................... $ 7,579,663
Average notional value — sell protection ................................................................................... $ 5,633,097
Total return swaps
Average notional value ............................................................................................... $ 4,050,000
(a)
Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 3,188 $ 835,060
Swaps — centrally cleared .............................................................................. 2,465 —
Swaps — OTC
(a)
..................................................................................... 373,391 93,874
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 379,044 $ 928,934
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(5,653) (835,060)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 373,391 $ 93,874
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statement of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)
Bank of America NA .............................. $ 205,716 $ (51,636) $ — $ — $ 154,080
Barclays Bank plc ................................ 24,647 (13,092) — — 11,555
BNP Paribas SA ................................. 18,010 (4,246) — — 13,764
Citibank NA .................................... 24,250 (12,595) — — 11,655
Deutsche Bank AG ............................... 12,867 (120) — — 12,747
JPMorgan Chase Bank NA .......................... 80,575 (747) — — 79,828
Morgan Stanley & Co. International plc .................. 7,326 (7,326) — — —
$ 373,391 $ (89,762) $ — $ — $ 283,629

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Managed Income Fund
40
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)
Bank of America NA .............................. $ 51,636 $ (51,636) $ — $ — $ —
Barclays Bank plc ................................ 13,092 (13,092) — — —
BNP Paribas SA ................................. 4,246 (4,246) — — —
Citibank NA .................................... 12,595 (12,595) — — —
Deutsche Bank AG ............................... 120 (120) — — —
JPMorgan Chase Bank NA .......................... 747 (747) — — —
Morgan Stanley & Co. International plc .................. 11,438 (7,326) — — 4,112
$ 93,874 $ (89,762) $ — $ — $ 4,112
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 130,455,657 $ — $ 130,455,657
Common Stocks
Aerospace & Defense .................................... — 841,527 — 841,527
Air Freight & Logistics .................................... 1,118,612 — — 1,118,612
Banks ............................................... 2,050,823 1,142,780 — 3,193,603
Beverages ........................................... — 1,066,015 — 1,066,015
Biotechnology ......................................... 1,481,761 — — 1,481,761
Building Products ....................................... 1,222,380 — — 1,222,380
Capital Markets ........................................ 2,926,742 — — 2,926,742
Chemicals ............................................ — 1,125,097 — 1,125,097
Commercial Services & Supplies ............................. 1,238,723 — — 1,238,723
Construction & Engineering ................................ 34,314 — — 34,314
Consumer Staples Distribution & Retail ........................ 891,501 — — 891,501
Diversified REITs ....................................... 150,162 270,734 — 420,896
Diversified Telecommunication Services ........................ 1,096,682 1,129,170 — 2,225,852
Electric Utilities ........................................ 216,119 — — 216,119
Electrical Equipment ..................................... 1,070,517 — — 1,070,517
Energy Equipment & Services .............................. 1,277,937 — — 1,277,937
Financial Services ...................................... 571,302 — 80,960 652,262
Food Products ......................................... 1,376,072 1,736,284 — 3,112,356
Ground Transportation ................................... 1,500,330 — — 1,500,330
Health Care Providers & Services ............................ 1,560,882 27,784 — 1,588,666
Health Care REITs ...................................... 1,093,092 397,412 — 1,490,504
Household Durables ..................................... — 853,910 — 853,910
Independent Power and Renewable Electricity Producers ............ 11,385 — — 11,385
Industrial REITs ........................................ 756,605 528,261 — 1,284,866
Insurance ............................................ 576,555 885,341 — 1,461,896
Interactive Media & Services ............................... 2,518,761 — — 2,518,761
IT Services ........................................... 1,187,850 163,739 — 1,351,589
Machinery ............................................ 1,191,454 — — 1,191,454
Media ............................................... — — 41,249 41,249
Metals & Mining ........................................ 41,208 — — 41,208
Multi-Utilities .......................................... 62,889 — — 62,889
Office REITs .......................................... 338,938 — — 338,938
Oil, Gas & Consumable Fuels ............................... 1,349,257 1,196,695 — 2,545,952

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Managed Income Fund
Schedule of Investments
41
Level 1 Level 2 Level 3 Total
Personal Care Products .................................. $ — $ 1,076,645 $ — $ 1,076,645
Pharmaceuticals ....................................... 596,359 4,827,622 — 5,423,981
Professional Services .................................... 1,198,049 1,570,174 — 2,768,223
Real Estate Management & Development ....................... 12,596 590,594 — 603,190
Residential REITs ....................................... 750,148 — — 750,148
Retail REITs .......................................... — 340,211 — 340,211
Semiconductors & Semiconductor Equipment .................... 2,827,877 1,955,423 — 4,783,300
Software ............................................. 4,780,590 — — 4,780,590
Specialized REITs ...................................... 2,160,318 — — 2,160,318
Technology Hardware, Storage & Peripherals .................... 1,792,376 — — 1,792,376
Textiles, Apparel & Luxury Goods ............................ — 1,367,436 — 1,367,436
Tobacco ............................................. 1,201,774 — — 1,201,774
Corporate Bonds
Aerospace & Defense .................................... — 8,007,706 — 8,007,706
Air Freight & Logistics .................................... — 88,911 — 88,911
Automobile Components .................................. — 214,155 — 214,155
Automobiles .......................................... — 2,880,840 — 2,880,840
Banks ............................................... — 36,254,277 — 36,254,277
Beverages ........................................... — 285,507 — 285,507
Biotechnology ......................................... — 3,905,403 — 3,905,403
Broadline Retail ........................................ — 22,723 — 22,723
Building Products ....................................... — 446,278 — 446,278
Capital Markets ........................................ — 14,544,109 — 14,544,109
Chemicals ............................................ — 1,364,363 — 1,364,363
Commercial Services & Supplies ............................. — 481,402 — 481,402
Communications Equipment ................................ — 951,381 — 951,381
Consumer Finance ...................................... — 8,085,365 — 8,085,365
Consumer Staples Distribution & Retail ........................ — 481,357 — 481,357
Containers & Packaging .................................. — 2,037,751 — 2,037,751
Diversified REITs ....................................... — 2,913,875 — 2,913,875
Diversified Telecommunication Services ........................ — 1,996,099 — 1,996,099
Electric Utilities ........................................ — 12,766,482 — 12,766,482
Electrical Equipment ..................................... — 196,209 — 196,209
Energy Equipment & Services .............................. — 18,781 — 18,781
Entertainment ......................................... — 104,333 — 104,333
Financial Services ...................................... — 2,607,147 — 2,607,147
Food Products ......................................... — 231,103 — 231,103
Gas Utilities ........................................... — 222,966 — 222,966
Ground Transportation ................................... — 1,496,114 — 1,496,114
Health Care Equipment & Supplies ........................... — 3,212,768 — 3,212,768
Health Care Providers & Services ............................ — 5,730,185 — 5,730,185
Health Care REITs ...................................... — 1,681,365 — 1,681,365
Hotels, Restaurants & Leisure .............................. — 650,332 — 650,332
Household Durables ..................................... — 16,383 — 16,383
Independent Power and Renewable Electricity Producers ............ — 522,158 — 522,158
Industrial Conglomerates .................................. — 406,730 — 406,730
Insurance ............................................ — 2,983,118 — 2,983,118
Interactive Media & Services ............................... — 294,067 — 294,067
IT Services ........................................... — 6,990 — 6,990
Life Sciences Tools & Services .............................. — 67,912 — 67,912
Machinery ............................................ — 1,102,924 — 1,102,924
Media ............................................... — 1,047,847 — 1,047,847
Metals & Mining ........................................ — 2,426,149 — 2,426,149
Multi-Utilities .......................................... — 3,813,408 — 3,813,408
Office REITs .......................................... — 279,810 — 279,810
Oil, Gas & Consumable Fuels ............................... — 16,671,282 — 16,671,282
Pharmaceuticals ....................................... — 5,200,127 — 5,200,127
Professional Services .................................... — 346,591 — 346,591
Real Estate Management & Development ....................... — 3,077 — 3,077
Residential REITs ....................................... — 530,643 — 530,643
Retail REITs .......................................... — 1,377,225 — 1,377,225
Semiconductors & Semiconductor Equipment .................... — 3,554,122 — 3,554,122
Software ............................................. — 4,418,174 — 4,418,174
Specialized REITs ...................................... — 1,659,959 — 1,659,959
Fair Value Hierarchy as of Period End (continued)

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Managed Income Fund
42
Level 1 Level 2 Level 3 Total
Specialty Retail ........................................ $ — $ 1,696,679 $ — $ 1,696,679
Technology Hardware, Storage & Peripherals .................... — 438,059 — 438,059
Tobacco ............................................. — 1,945,084 — 1,945,084
Trading Companies & Distributors ............................ — 2,983,889 — 2,983,889
Wireless Telecommunication Services ......................... — 4,419,300 — 4,419,300
Equity-Linked Notes ...................................... — 36,735,726 — 36,735,726
Fixed Rate Loan Interests
Health Care Technology .................................. — 170,997 — 170,997
Media ............................................... — 55,912 58,350 114,262
Floating Rate Loan Interests
Aerospace & Defense .................................... — 2,453,086 — 2,453,086
Automobile Components .................................. — 1,121,547 — 1,121,547
Automobiles .......................................... — 186,274 137,653 323,927
Beverages ........................................... — 556,125 — 556,125
Broadline Retail ........................................ — 676,768 — 676,768
Building Products ....................................... — 798,767 — 798,767
Capital Markets ........................................ — 1,876,379 — 1,876,379
Chemicals ............................................ — 2,182,988 273,981 2,456,969
Commercial Services & Supplies ............................. — 2,704,216 124,142 2,828,358
Communications Equipment ................................ — 274,399 — 274,399
Construction & Engineering ................................ — 985,333 — 985,333
Construction Materials .................................... — 1,177,697 35,425 1,213,122
Consumer Staples Distribution & Retail ........................ — 194,332 — 194,332
Containers & Packaging .................................. — 776,834 — 776,834
Distributors ........................................... — 188,929 — 188,929
Diversified Consumer Services .............................. — 1,208,105 — 1,208,105
Diversified Telecommunication Services ........................ — 1,253,430 75,559 1,328,989
Electric Utilities ........................................ — 165,887 — 165,887
Electrical Equipment ..................................... — 298,937 — 298,937
Electronic Equipment, Instruments & Components ................. — 211,405 41,947 253,352
Entertainment ......................................... — 2,919,876 — 2,919,876
Financial Services ...................................... — 2,356,912 — 2,356,912
Food Products ......................................... — 1,483,688 — 1,483,688
Ground Transportation ................................... — 806,756 31,278 838,034
Health Care Equipment & Supplies ........................... — 1,387,180 — 1,387,180
Health Care Providers & Services ............................ — 1,642,981 17,040 1,660,021
Health Care Technology .................................. — 1,981,585 — 1,981,585
Hotel & Resort REITs .................................... — 127,977 — 127,977
Hotels, Restaurants & Leisure .............................. — 4,747,014 — 4,747,014
Household Durables ..................................... — 1,098,999 — 1,098,999
Independent Power and Renewable Electricity Producers ............ — 268,369 — 268,369
Industrial Conglomerates .................................. — 459,397 — 459,397
Insurance ............................................ — 3,356,647 73,965 3,430,612
IT Services ........................................... — 2,794,985 57,000 2,851,985
Leisure Products ....................................... — 98,630 — 98,630
Life Sciences Tools & Services .............................. — 1,050,490 — 1,050,490
Machinery ............................................ — 3,577,645 — 3,577,645
Media ............................................... — 863,387 — 863,387
Oil, Gas & Consumable Fuels ............................... — 1,146,173 — 1,146,173
Passenger Airlines ...................................... — 1,036,471 — 1,036,471
Pharmaceuticals ....................................... — 1,315,152 — 1,315,152
Professional Services .................................... — 2,611,457 300,375 2,911,832
Real Estate Management & Development ....................... — 4,151 146,900 151,051
Semiconductors & Semiconductor Equipment .................... — 374,592 — 374,592
Software ............................................. — 6,202,672 137,540 6,340,212
Specialty Retail ........................................ — 726,730 47,877 774,607
Textiles, Apparel & Luxury Goods ............................ — 32,642 — 32,642
Trading Companies & Distributors ............................ — 737,993 107,336 845,329
Transportation Infrastructure ............................... — 485,963 121,629 607,592
Wireless Telecommunication Services ......................... — 240,685 — 240,685
Foreign Agency Obligations ................................. — 2,808,441 — 2,808,441
Foreign Government Obligations .............................. — 1,665,752 — 1,665,752
Investment Companies .................................... 177,476,901 — — 177,476,901
Non-Agency Mortgage-Backed Securities ........................ — 10,341,787 — 10,341,787
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Managed Income Fund
Schedule of Investments
43
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Other Interests .......................................... $ — $ — $ — $ —
Preferred Securities ....................................... — 484,489 — 484,489
U.S. Treasury Obligations ................................... — 7,556,142 — 7,556,142
Warrants .............................................. 927 — — 927
Short-Term Securities
Money Market Funds ...................................... 81,546,645 — — 81,546,645
$ 303,257,413 $ 450,687,388 $ 1,910,206 $ 755,855,007
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 8,937 $ — $ 8,937
Foreign currency exchange contracts ............................ 140,484 — — 140,484
Interest rate contracts ....................................... 2,475,749 27,101 — 2,502,850
Liabilities
Credit contracts ........................................... — (27,851) — (27,851)
Equity contracts ........................................... (2,591) — — (2,591)
Interest rate contracts ....................................... — (999) — (999)
$ 2,613,642 $ 7,188 $ — $ 2,620,830
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities
(unaudited)
June 30, 2024
2024
BlackRock Semi-Annual Financial Statements
44
BlackRock
Managed
Income Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 496,831,461
Investments, at value — affiliated
(b)
.......................................................................................... 259,023,546
Cash ............................................................................................................. 720,062
Cash pledged: –
Collateral — OTC derivatives ............................................................................................ 60,032
Futures contracts .................................................................................................... 4,551,000
Centrally cleared swaps ................................................................................................ 732,991
Foreign currency, at value
(c)
............................................................................................... 325,001
Receivables: –
Investments sold .................................................................................................... 1,099,299
Swaps .......................................................................................................... 2,688
Capital shares sold ................................................................................................... 567,956
Dividends — unaffiliated ............................................................................................... 111,428
Dividends — affiliated ................................................................................................. 539,574
Interest — unaffiliated ................................................................................................. 4,513,958
From the Manager ................................................................................................... 58,763
Variation margin on futures contracts ....................................................................................... 3,188
Variation margin on centrally cleared swaps .................................................................................. 2,465
Swap premiums paid ................................................................................................... 338,750
Unrealized appreciation on: –
OTC swaps ........................................................................................................ 34,641
Prepaid e xpenses ..................................................................................................... 65,133
Total a ssets .........................................................................................................
769,581,936
LIABILITIES
Payables: –
Investments purchased ................................................................................................ 16,055,344
Capital shares redeemed ............................................................................................... 1,582,114
Income dividend distributions ............................................................................................ 34,851
Interest expense .................................................................................................... 5,086
Investment advisory fees .............................................................................................. 177,609
Trustees' and Officer's fees ............................................................................................. 1,229
Professional fees .................................................................................................... 100,107
Service and distribution fees ............................................................................................. 79,349
Variation margin on futures contracts ....................................................................................... 835,060
Other accrued expenses ............................................................................................... 373,606
Swap premiums received ................................................................................................ 78,807
Unrealized depreciation on: –
OTC swaps ........................................................................................................ 15,067
Total li abilities ........................................................................................................
19,338,229
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 750,243,707
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 831,840,907
Accumulated loss ..................................................................................................... (81,597,200)
NET ASSETS ........................................................................................................
$ 750,243,707
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 490,453,821
(b)
  Investments, at cost — affiliated ................................................................................... $ 264,495,571
(c)
  Foreign currency, at cost ....................................................................................... $ 325,631
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2024
45
Statement of Assets and Liabilities
BlackRock
Managed
Income Fund
NET ASSET VALUE
Institutional
Net assets .........................................................................................................
$ 363,840,986
Shares outstanding ...................................................................................................
38,805,800
Net asset value .....................................................................................................
$ 9.38
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Investor A
Net assets .........................................................................................................
$ 294,873,579
Shares outstanding ...................................................................................................
31,439,964
Net asset value .....................................................................................................
$ 9.38
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Investor C
Net assets .........................................................................................................
$ 19,942,432
Shares outstanding ...................................................................................................
2,124,230
Net asset value .....................................................................................................
$ 9.39
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Class K
Net assets .........................................................................................................
$ 71,586,710
Shares outstanding ...................................................................................................
7,614,277
Net asset value .....................................................................................................
$ 9.40
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
See notes to financial statements.

Statement of Operations
(unaudited)
Six Months Ended June 30, 2024
2024
BlackRock Semi-Annual Financial Statements
46
See notes to financial statements.
BlackRock
Managed
Income Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 1,297,134
Dividends — affiliated ................................................................................................. 5,288,383
Interest — unaffiliated ................................................................................................. 15,744,975
Securities lending income — affiliated — net ................................................................................. 2,050
Foreign taxes withheld ................................................................................................ (68,040)
Foreign withholding tax claims ........................................................................................... 31,989
Total investment income .................................................................................................
22,296,491
EXPENSES
Investment advisory .................................................................................................. 1,291,686
Service and distribution — class specific .................................................................................... 473,886
Transfer agent — class specific .......................................................................................... 242,886
Accounting services .................................................................................................. 208,034
Administration ..................................................................................................... 153,836
Professional ....................................................................................................... 125,404
Administration — class specific .......................................................................................... 73,810
Custodian ......................................................................................................... 54,836
Registration ....................................................................................................... 51,831
Printing and postage ................................................................................................. 25,979
Trustees and Officer .................................................................................................. 4,977
Miscellaneous ...................................................................................................... 44,087
Total expenses excluding interest expense .....................................................................................
2,751,252
Interest expense .................................................................................................... 2,877
Total expenses .......................................................................................................
2,754,129
Less: –
Administration fees waived ............................................................................................. (153,836)
Administration fees waived by the Manager — class specific ....................................................................... (73,791)
Fees waived and/or reimbursed by the Manager ............................................................................... (579,670)
Transfer agent fees waived and/or reimbursed by the Manager — class specific .......................................................... (76,167)
Total expenses after fees waived and/or reimbursed ..............................................................................
1,870,665
Net investment income ..................................................................................................
20,425,826
REALIZED AND UNREALIZED GAIN (LOSS) $ (4,693,429)
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 3,208,668
Investments — affiliated ............................................................................................. 1,010,212
Capital gain distributions from underlying funds — affiliated ...................................................................... 3
Foreign currency transactions ......................................................................................... 6,182
Futures contracts .................................................................................................. (5,223,097)
Options written ................................................................................................... 297,476
Swaps ......................................................................................................... (125,578)
A
(826,134)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (483,464)
Investments — affiliated ............................................................................................. 48,382
Foreign currency translations .......................................................................................... 8,523
Futures contracts .................................................................................................. (3,454,426)
Swaps ......................................................................................................... 13,690
A
(3,867,295)
Net realized and unrealized loss ............................................................................................
(4,693,429)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 15,732,397

Statements of Changes in Net Assets
47
Statements of Changes in Net Assets
BlackRock Managed Income Fund
Six Months Ended
06/30/24 (unaudited)
Year Ended
12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 20,425,826  $ 37,411,561
Net realized loss .................................................................................. (826,134) (36,491,376)
Net change in unrealized appreciation (depreciation) .......................................................... (3,867,295) 70,640,249
Net increase in net assets resulting from operations ............................................................. 15,732,397  71,560,434
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ..................................................................................... (7,852,955) (17,308,536)
Investor A ...................................................................................... (6,287,619) (15,115,111)
Investor C ...................................................................................... (362,175) (901,543)
Class K ....................................................................................... (1,630,481) (3,877,758)
Decrease in net assets resulting from distributions to shareholders ................................................... (16,133,230) (37,202,948)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... 9,888,642  (60,513,230)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 9,487,809  (26,155,744)
Beginning of period .................................................................................. 740,755,898  766,911,642
End of period ......................................................................................
$ 750,243,707  $ 740,755,898
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Financial Statements
48
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Managed Income Fund
Institutional
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of period ............
$ 9.38  $ 8.95  $ 10.31  $ 10.28  $ 10.08  $ 9.56
Net investment income
(a)
....................
0 .26  0 .47  0 .38  0 .33  0 .35  0 .39
Net realized and unrealized gain (loss) ...........
( 0 .05 ) 0 .43  ( 1 .34 ) 0 .24  0 .21  0 .52
Net increase (decrease) from investment operations ... 0.21  0.90  (0.96) 0.57  0.56  0.91
Distributions
(b)
– – – – – –
From net investment income .................
( 0 .21 ) ( 0 .47 ) ( 0 .39 ) ( 0 .34 ) ( 0 .34 ) ( 0 .39 )
From net realized gain ......................
—  —  ( 0 .01 ) ( 0 .20 ) ( 0 .02 ) —
Total distributions ........................... (0.21) (0.47) (0.40) (0.54) (0.36) (0.39)
Net asset value, end of period ................. $ 9.38  $ 9.38  $ 8.95  $ 10.31  $ 10.28  $ 10.08
Total Return
(c)
Based on net asset value ..................... 2.26%
(d)
10.31% (9.27)% 5.61% 5.78% 9.63%
Ratios to Average Net Assets
(e)
Total expen ses ............................
0.64%
(f)
0.63% 0.60% 0.61% 0.62% 0.59%
Total expenses after fees waived and/or reimbursed ...
0.38%
(f)
0.39% 0.41% 0.40% 0.38% 0.34%
Net investment income ......................
5.66%
(f)
5.12% 4.06% 3.17% 3.51% 3.90%
Supplemental Data
Net assets, end of period (000) ................. $ 363,841  $ 342,754  $ 340,824  $ 447,218  $ 317,679  $ 199,220
Portfolio turnover rate
(g)
....................... 36% 65% 60% 45% 76% 71%
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Portfolio turnover rate (including equity-linked notes) ....................... 52% 95% 103% 88% 94% 91%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
49
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Managed Income Fund
Investor A
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of period ............
$ 9.38  $ 8.95  $ 10.31  $ 10.28  $ 10.08  $ 9.56
Net investment income
(a)
....................
0 .25  0 .44  0 .36  0 .30  0 .32  0 .36
Net realized and unrealized gain (loss) ...........
( 0 .05 ) 0 .43  ( 1 .34 ) 0 .24  0 .22  0 .52
Net increase (decrease) from investment operations ... 0.20  0.87  (0.98) 0.54  0.54  0.88
Distributions
(b)
– – – – – –
From net investment income .................
( 0 .20 ) ( 0 .44 ) ( 0 .37 ) ( 0 .31 ) ( 0 .32 ) ( 0 .36 )
From net realized gain ......................
—  —  ( 0 .01 ) ( 0 .20 ) ( 0 .02 ) —
Total distributions ........................... (0.20) (0.44) (0.38) (0.51) (0.34) (0.36)
Net asset value, end of period ................. $ 9.38  $ 9.38  $ 8.95  $ 10.31  $ 10.28  $ 10.08
Total Return
(c)
Based on net asset value ..................... 2.13%
(d)
10.03% (9.51)% 5.36% 5.51% 9.36%
Ratios to Average Net Assets
(e)
Total expen ses ............................
0.85%
(f)
0.83% 0.81% 0.82% 0.83% 0.80%
Total expenses after fees waived and/or reimbursed ...
0.63%
(f)
0.64% 0.66% 0.65% 0.62% 0.59%
Net investment income ......................
5.41%
(f)
4.87% 3.83% 2.91% 3.27% 3.65%
Supplemental Data
Net assets, end of period (000) ................. $ 294,874  $ 303,048  $ 322,849  $ 401,138  $ 261,322  $ 190,848
Portfolio turnover rate
(g)
....................... 36% 65% 60% 45% 76% 71%
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Portfolio turnover rate (including equity-linked notes) ....................... 52% 95% 103% 88% 94% 91%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Financial Statements
50
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Managed Income Fund
Investor C
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of period ............
$ 9.39  $ 8.96  $ 10.31  $ 10.29  $ 10.09  $ 9.56
Net investment income
(a)
....................
0 .22  0 .38  0 .29  0 .23  0 .25  0 .29
Net realized and unrealized gain (loss) ...........
( 0 .06 ) 0 .42  ( 1 .33 ) 0 .23  0 .21  0 .53
Net increase (decrease) from investment operations ... 0.16  0.80  (1.04) 0.46  0.46  0.82
Distributions
(b)
– – – – – –
From net investment income .................
( 0 .16 ) ( 0 .37 ) ( 0 .30 ) ( 0 .24 ) ( 0 .24 ) ( 0 .29 )
From net realized gain ......................
—  —  ( 0 .01 ) ( 0 .20 ) ( 0 .02 ) —
Total distributions ........................... (0.16) (0.37) (0.31) (0.44) (0.26) (0.29)
Net asset value, end of period ................. $ 9.39  $ 9.39  $ 8.96  $ 10.31  $ 10.29  $ 10.09
Total Return
(c)
Based on net asset value ..................... 1.75%
(d)
9.18% (10.12)% 4.50% 4.72% 8.65%
Ratios to Average Net Assets
(e)
Total expen ses ............................
1.62%
(f)
1.60% 1.59% 1.59% 1.60% 1.58%
Total expenses after fees waived and/or reimbursed ...
1.38%
(f)
1.39% 1.41% 1.40% 1.37% 1.34%
Net investment income ......................
4.65%
(f)
4.12% 3.08% 2.18% 2.54% 2.89%
Supplemental Data
Net assets, end of period (000) ................. $ 19,942  $ 21,541  $ 23,296  $ 29,565  $ 26,419  $ 23,347
Portfolio turnover rate
(g)
....................... 36% 65% 60% 45% 76% 71%
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Portfolio turnover rate (including equity-linked notes) ....................... 52% 95% 103% 88% 94% 91%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
51
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Managed Income Fund
Class K
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of period ............
$ 9.41  $ 8.98  $ 10.33  $ 10.30  $ 10.11  $ 9.58
Net investment income
(a)
....................
0 .27  0 .47  0 .39  0 .34  0 .36  0 .39
Net realized and unrealized gain (loss) ...........
( 0 .07 ) 0 .43  ( 1 .33 ) 0 .23  0 .20  0 .53
Net increase (decrease) from investment operations ... 0.20  0.90  (0.94) 0.57  0.56  0.92
Distributions
(b)
– – – – – –
From net investment income .................
( 0 .21 ) ( 0 .47 ) ( 0 .40 ) ( 0 .34 ) ( 0 .35 ) ( 0 .39 )
From net realized gain ......................
—  —  ( 0 .01 ) ( 0 .20 ) ( 0 .02 ) —
Total distributions ........................... (0.21) (0.47) (0.41) (0.54) (0.37) (0.39)
Net asset value, end of period ................. $ 9.40  $ 9.41  $ 8.98  $ 10.33  $ 10.30  $ 10.11
Total Return
(c)
Based on net asset value ..................... 2.17%
(d)
10.35% (9.10)% 5.66% 5.72% 9.78%
Ratios to Average Net Assets
(e)
Total expen ses ............................
0.56%
(f)
0.54% 0.52% 0.52% 0.52% 0.50%
Total expenses after fees waived and/or reimbursed ...
0.33%
(f)
0.34% 0.36% 0.35% 0.33% 0.29%
Net investment income ......................
5.71%
(f)
5.17% 4.13% 3.22% 3.58% 3.97%
Supplemental Data
Net assets, end of period (000) ................. $ 71,587  $ 73,413  $ 79,942  $ 102,690  $ 83,808  $ 59,493
Portfolio turnover rate
(g)
....................... 36% 65% 60% 45% 76% 71%
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Portfolio turnover rate (including equity-linked notes) ....................... 52% 95% 103% 88% 94% 91%
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2024
BlackRock Semi-Annual Financial Statements
52
1. ORGANIZATION
BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business  trust. BlackRock Managed Income Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor
A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities and payment-in-kind interest, are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its  Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as
“Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2024 , if any, are disclosed in the  Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(unaudited) (continued)
53
Notes to Financial Statements
Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements
54
from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)
55
Notes to Financial Statements
issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-
indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Equity-Linked Notes: Equity-linked notes seek to generate income and provide exposure to the performance of an underlying security, group of securities or exchange-
traded funds (the “underlying reference instrument”). In an equity-linked note, a fund purchases a note from a bank or broker-dealer and in return, the issuer provides for interest payments during the term of the note. At maturity or when the security is sold, a fund will either settle by taking physical delivery of the underlying reference instrument or by receipt of a cash settlement amount equal to the value of the note at termination or maturity. The use of equity-linked notes involves the risk that the value of the note changes unfavorably due to movements in the value of the underlying reference instrument. Equity-linked notes are considered general unsecured contractual obligations of the bank or broker-dealer. A fund must rely on the creditworthiness of the issuer for its investment returns.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements
56
risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
Forward Commitments, When-Issued and Delayed Delivery Securities: The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Fund to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statement of Assets and Liabilities and Statement
of Operations.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s  Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

Notes to Financial Statements
(unaudited) (continued)
57
Notes to Financial Statements
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal

Notes to Financial Statements
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BlackRock Semi-Annual Financial Statements
58
to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The
Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited ("BSL")
(collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of the Fund for which BIL and
BSL, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.35%
$1 billion - $2 billion ..................................................................................................... 0.34
$2 billion - $3 billion ..................................................................................................... 0.33
Greater than $3 billion ................................................................................................... 0.32

Notes to Financial Statements
(unaudited) (continued)
59
Notes to Financial Statements
Service and Distribution Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing
Service and Distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended June 30, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended June 30, 2024, the following table shows the class specific administration fees borne directly by each share class of the Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended June 30, 2024, the Fund did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended June 30, 2024, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
For the six months ended June 30, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Other Fees: For the six months  ended  June 30, 2024 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund's Investor
A Shares for a total of $2,312 .
For the six months ended June 30, 2024, affiliates received CDSCs as follows:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025.
The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not "interested persons" of the Trust, as defined in the 1940 Act
("Independent Trustees") , or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% — %
Investor C ................................................................................................. 0.25 0.75
Share Class
Service and
Distribution
Fees - Class
Specific
Investor A ........................................................................................................ $ 370,306
Investor C ........................................................................................................ 103,580
$ 473,886
Average Daily Net Assets Administration Fees
First $500 million 0.0425%
$500 million - $1 billion 0.0400
$1 billion - $2 billion 0.0375
$2 billion - $4 billion 0.0350
$4 billion - $13 billion 0.0325
Greater than $13 billion 0.0300
Institutional Investor A Investor C Class K Total
Administration fees - class specific .......................................... $ 34,945 $ 29,624 $ 2,072 $ 7,169 $ 73,810
Institutional Investor A Investor C Class K Total
Reimbursed Amount .................................................... $ 396 $ 1,505 $ 245 $ 124 $ 2,270
Institutional Investor A Investor C Class K Total
Transfer agent fees - class specific .......................................... $ 156,180 $ 77,356 $ 7,333 $ 2,017 $ 242,886
Investor A $ 6,086
Investor C 93

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements
60
made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2024, the amount waived was $16,444.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2024, the Manager waived $200,897 in investment advisory fees pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit Other Expenses (“expense limitation”) through June 30, 2025. Other expenses include accounting, transfer agency, custody, professional and registration fees and exclude dividend expense, interest expense, and certain other fund expenses that constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2024, the Manager waived and/
or reimbursed investment advisory fees of $362,329 pursuant to this arrangement, which is included in fees waived and/or reimbursed by the Manager in the Statement of
Operations.
The Fund also had a waiver of administration fees, which is included in Administration fees waived in the Statement of Operations. For the six months ended June 30, 2024, the amount was $153,836.
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by Manager—class specific, respectively, in the Statement of Operations. For the six months ended June 30, 2024, class specific expense waivers and/or reimbursements were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee, is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral, (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2024, the Fund paid BIM $392 for securities lending agent services.
Institutional .............................................................................................................
0.09%
Investor A ..............................................................................................................
0.09
Investor C ..............................................................................................................
0.09
Class K ...............................................................................................................
0.04
Share Class
Administration Fees
Waived by the Manager
— Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
— Class Specific
Institutional .................................................................................... $ 34,945 $ 68,726
Investor A ..................................................................................... 29,605 3,272
Investor C ..................................................................................... 2,072 2,152
Class K ...................................................................................... 7,169 2,017
$ 73,791 $ 76,167

Notes to Financial Statements
(unaudited) (continued)
61
Notes to Financial Statements
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2024, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2024, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended June 30, 2024, purchases and sales of investments, excluding short-term securities and equity-linked notes, were as follows:
For the six months ended June 30, 2024, purchases and sales related to equity-linked notes were $124,682,956 and $124,424,755.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
As of December 31, 2023, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $(82,034,480).
As of June 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior
Purchases ............................................................................................................... $ 41,887
Sales ................................................................................................................... —
Net Realized Gain .......................................................................................................... —
Other Securities
Fund Name Purchases Sales
BlackRock Managed Income Fund .......................................................................... $ 235,392,575 $ 277,366,889
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Managed Income Fund ...................................... $ 756,207,597 $ 16,353,951 $ (14,085,711) $ 2,268,240

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements
62
to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2024, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. The

Notes to Financial Statements
(unaudited) (continued)
63
Notes to Financial Statements
Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Fund may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate
(“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates
LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/24
Year Ended
12/31/23
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Managed Income Fund
Institutional
Shares sold .............................................
6,217,733 $ 58,025,339 13,818,510 $ 126,148,136
Shares issued in reinvestment of distributions ........................
840,951 7,845,935 1,869,945 17,048,030
Shares redeemed .........................................
(4,786,380) (44,729,392) (17,228,745) (156,725,602)
2,272,304 $ 21,141,882 (1,540,290) $ (13,529,436)
Investor A
Shares sold and automatic conversion of shares .......................
3,389,592 $ 31,653,973 6,240,758 $ 57,015,347
Shares issued in reinvestment of distributions ........................
671,229 6,264,339 1,653,646 15,078,108
Shares redeemed .........................................
(4,912,014) (45,825,339) (11,660,675) (106,207,705)
(851,193) $ (7,907,027) (3,766,271) $ (34,114,250)
Investor C
Shares sold .............................................
77,967 $ 726,793 253,178 $ 2,319,275
Shares issued in reinvestment of distributions ........................
38,688 361,260 98,617 899,781
Shares redeemed and automatic conversion of shares ..................
(285,465) (2,665,665) (658,525) (6,029,834)
(168,810) $ (1,577,612) (306,730) $ (2,810,778)
Class K
Shares sold .............................................
584,082 $ 5,462,029 1,131,375 $ 10,340,153
Shares issued in reinvestment of distributions ........................
158,540 1,483,031 386,068 3,530,369
Shares redeemed .........................................
(931,994) (8,713,661) (2,620,340) (23,929,288)
(189,372) $ (1,768,601) (1,102,897) $ (10,058,766)
1,062,929 $ 9,888,642 (6,716,188) $ (60,513,230)

Additional Information
2024
BlackRock Semi-Annual Financial Statements
64
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent trustees of the Trust is paid by the Trust, on behalf of the Funds.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
65
Additional Information
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
2024
BlackRock Semi-Annual Financial Statements
66
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds II (the “Trust”) met on April 16, 2024 (the
“April Meeting”) and May 16-17, 2024 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the
Trust, on behalf of BlackRock Managed Income Fund (the “Fund”), and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board also considered the approval to continue (i) the sub-advisory agreement between the Manager and BlackRock International Limited (“BIL”) with respect to the Fund (the “BIL Sub-Advisory
Agreement”); and (ii) the sub-advisory agreement between the Manager and BlackRock (Singapore) Limited (“BSL” and, together with BIL, the “Sub-Advisors”) with respect to the Fund (the “BSL Sub-Advisory Agreement”). The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement, the BIL Sub-Advisory
Agreement and the BSL Sub-Advisory Agreement are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members
(the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock's and the Fund's operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and
(g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of
BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
67
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered
BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk &
Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund's custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisors with respect to the Fund facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the
Fund and its shareholders.
B. The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting.
In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of
December 31, 2023, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and the respective Morningstar Category (“Morningstar Category”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for each of the one-, three- and five-year periods reported, the Fund ranked in the first quartile against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2024
BlackRock Semi-Annual Financial Statements
68
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. In addition, the Board noted that, the Fund is party to an expense limitation agreement pursuant to which BlackRock has agreed to waive and/or reimburse certain operating and other expenses to a specified amount of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The
Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the
Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of (i) the Advisory Agreement between the Manager and the Trust, on behalf of the Fund; (ii) the BIL Sub-Advisory Agreement between the Manager and BIL, with respect to the Fund; and (iii) the BSL Sub-Advisory Agreement between the Manager and
BSL, with respect to the Fund, each for a one-year term ending June 30, 2025. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the
Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Glossary of Terms Used in this Report
69
Glossary of Terms Used in this Report
Currency Abbreviation
EUR Euro
GBP British Pound
JPY Japanese Yen
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CLO Collateralized Loan Obligation
DAC Designated Activity Company
ETF Exchange-Traded Fund
LIBOR London Interbank Offered Rate
OTC Over-the-counter
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

June 30, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Semi-Annual
Financial Statements (Unaudited)
BlackRock Funds II
BlackRock Retirement Income 2030 Fund
BlackRock Retirement Income 2040 Fund

Table of Contents
Page

Additional Financial Information:
Schedule of Investments (unaudited) .......................................................................................... 28
Statement of Assets and Liabilities (unaudited) .................................................................................... 105

Schedule of Investments
(unaudited)
June 30, 2024
BlackRock Retirement Income 2030 Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security Shares Value
Investment Companies
Fixed Income Funds — 99.0%
BlackRock Multi-Asset Income Portfolio, Class
K Shares
(a)
..................... 452,679 $ 4,535,848
Total Long-Term Investments — 99.0%
(Cost: $4,792,062) ............................... 4,535,848
Security Shares Value
Short-Term Securities
Money Market Funds — 2.0%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 5.19%
(a)(b )
.................. 92,383 $ 92,383
Total Short-Term Securities — 2.0%
(Cost: $92,383) ................................. 92,383
Total Investments — 101.0%
(Cost: $4,884,445)
(c )
.............................. 4,628,231
Liabilities in Excess of Other Assets — (1.0) % ............ (47,721)
Net Assets — 100.0% .............................. $ 4,580,510
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
(c)
Cost for U.S. federal income tax purposes.
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
Shares
Held at
06/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 41,753 $ 50,630
(a)
$ — $ — $ — $ 92,383 92,383 $ 1,764 $ —
BlackRock Multi-Asset Income
Portfolio, Class K Shares . 4,622,971 — (105,000) (7,480) 25,357 4,535,848 452,679 141,166 —
$ (7,480) $ 25,357 $ 4,628,231 $ 142,930 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Retirement Income 2030 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies .................................... $ 4,535,848 $ — $ — $ 4,535,848
Short-Term Securities
Money Market Funds ...................................... 92,383 — — 92,383
$ 4,628,231 $ — $ — $ 4,628,231

Schedule of Investments
(unaudited)
June 30, 2024
BlackRock Retirement Income 2040 Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security Shares Value
Investment Companies
Fixed Income Funds — 98.9%
BlackRock Multi-Asset Income Portfolio, Class
K Shares
(a)
..................... 454,744 $ 4,556,536
Total Long-Term Investments — 98.9%
(Cost: $4,818,453) ............................... 4,556,536
Security Shares Value
Short-Term Securities
Money Market Funds — 2.4%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 5.19%
(a)(b )
.................. 110,430 $ 110,430
Total Short-Term Securities — 2.4%
(Cost: $110,430) ................................ 110,430
Total Investments — 101.3%
(Cost: $4,928,883)
(c )
.............................. 4,666,966
Liabilities in Excess of Other Assets — (1.3) % ............ (60,570)
Net Assets — 100.0% .............................. $ 4,606,396
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
(c)
Cost for U.S. federal income tax purposes.
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
Shares
Held at
06/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 79,366 $ 31,064
(a)
$ — $ — $ — $ 110,430 110,430 $ 2,248 $ —
BlackRock Multi-Asset Income
Portfolio, Class K Shares . 4,538,346 — — — 18,190 4,556,536 454,744 140,198 —
$ — $ 18,190 $ 4,666,966 $ 142,446 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Retirement Income 2040 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies .................................... $ 4,556,536 $ — $ — $ 4,556,536
Short-Term Securities
Money Market Funds ...................................... 110,430 — — 110,430
$ 4,666,966 $ — $ — $ 4,666,966

Statements of Assets and Liabilities
(unaudited)

June 30, 2024

Statements of Assets and Liabilities
See notes to financial statements.
BlackRock
Retirement
Income 2030
Fund
BlackRock
Retirement
Income 2040
Fund
ASSETS
Investments, at value — affiliated
(a)
........................................................................... $ 4,628,231 $ 4,666,966
Receivables: – –
Capital shares sold .................................................................................... — 51
Dividends — affiliated .................................................................................. 25,073 25,182
From the Manager .................................................................................... 17,142 17,094
Prepaid e xpenses ...................................................................................... 31,741 31,760
Total a ssets ..........................................................................................
4,702,187 4,741,053
LIABILITIES
Payables: – –
Accounting services fees ................................................................................ 23,356 23,355
Capital shares redeemed ................................................................................ — 197
Custodian fees ....................................................................................... 816 783
Income dividend distributions ............................................................................. 33,438 25,103
Other affiliate fees .................................................................................... 6 —
Printing and postage fees ............................................................................... 38,579 38,299
Professional fees ..................................................................................... 23,924 45,178
Registration fees ..................................................................................... 13 12
Transfer agent fees ................................................................................... 978 856
Other accrued expenses ................................................................................ 567 874
Total li abilities .........................................................................................
121,677 134,657
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 4,580,510 $ 4,606,396
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 4,921,506 $ 4,889,640
Accumulated loss ...................................................................................... (340,996) (283,244)
NET ASSETS .........................................................................................
$ 4,580,510 $ 4,606,396
(a)
  Investments, at cost — affiliated ..................................................................... $ 4,884,445 $ 4,928,883

Statements of Assets and Liabilities
(unaudited) (continued)
June 30, 2024
2024
BlackRock Semi-Annual Financial Statements

See notes to financial statements.
BlackRock
Retirement
Income 2030
Fund
BlackRock
Retirement
Income 2040
Fund
NET ASSET VALUE
Institutional
Net assets .........................................................................................
$ 4,346,201 $ 4,477,814
Shares outstanding ...................................................................................
50,877.94 48,889.48
Net asset value .....................................................................................
$ 85.42 $ 91.59
Shares authorized ...................................................................................
Unlimited Unlimited
Par value ......................................................................................... $ 0.001 $ 0.001
Investor A
Net assets .........................................................................................
$ 234,309 $ 128,582
Shares outstanding ...................................................................................
2,742.78 1,403.90
Net asset value .....................................................................................
$ 85.43 $ 91.59
Shares authorized ...................................................................................
Unlimited Unlimited
Par value ......................................................................................... $ 0.001 $ 0.001

Statements of Operations
(unaudited)

Six Months Ended June 30, 2024

Statements of Operations
BlackRock
Retirement
Income 2030
Fund
BlackRock
Retirement
Income 2040
Fund
INVESTMENT INCOME – –
Dividends — affiliated .................................................................................. $ 142,930 $ 142,446
Interest — unaffiliated .................................................................................. 33 32
Total investment income ..................................................................................
142,963 142,478
EXPENSES
Professional ........................................................................................ 45,125 45,425
Accounting services ................................................................................... 24,087 24,086
Printing and postage .................................................................................. 18,861 18,824
Registration ........................................................................................ 17,517 17,517
Trustees and Officer ................................................................................... 3,099 3,098
Investment advisory ................................................................................... 2,281 2,276
Custodian .......................................................................................... 1,095 1,040
Administration ...................................................................................... 969 967
Administration — class specific ........................................................................... 457 455
Service and distribution — class specific ..................................................................... 295 159
Transfer agent — class specific ........................................................................... 228 55
Miscellaneous ....................................................................................... 3,876 3,651
Total e xpenses ........................................................................................
117,890 117,553
Less: – –
Administration fees waived .............................................................................. (969) (967)
Administration fees waived by the Manager — class specific ........................................................ (454) (453)
Fees waived and/or reimbursed by the Manager ................................................................ (110,189) (110,177)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ........................................... (223) (50)
Total ex penses after fees waived and/or reimbursed ...............................................................
6,055 5,906
Net investment income ...................................................................................
136,908 136,572
REALIZED AND UNREALIZED GAIN (LOSS) $ 17,877 $ 18,190
Net realized loss from:
Investments — affiliated .............................................................................. $ (7,480) $ —
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated .............................................................................. 25,357 18,190
Net realized and unrealized gain ............................................................................
17,877 18,190
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................................
$ 154,785 $ 154,762
See notes to financial statements.

Statements of Changes in Net Assets

2024
BlackRock Semi-Annual Financial Statements

See notes to financial statements.
BlackRock Retirement Income 2030 Fund BlackRock Retirement Income 2040 Fund
Six Months Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Six Months Ended
06/30/24
(unaudited)
Year Ended
12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 136,908 $ 257,390 $ 136,572 $ 253,562
Net realized gain (loss) ............................................ (7,480) 5,622 — 2,806
Net change in unrealized appreciation (depreciation) ........................ 25,357 203,818 18,190 203,074
Net increase in net assets resulting from operations ...........................
154,785 466,830 154,762 459,442
DISTRIBUTIONS TO SHAREHOLDERS
(a)
From net investment income:
Institutional ................................................... (190,636) (250,004) (146,287) (252,097)
Investor A .................................................... (10,128) (13,008) (4,048) (6,984)
Return of capital: – – – –
Institutional ................................................... — (92,306) — (13,944)
Investor A .................................................... — (4,803) — (386)
Decrease in net assets resulting from distributions to shareholders .................
(200,764) (360,121) (150,335) (273,411)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .........
9,816 11,952 25,020 (9,789)
NET ASSETS
Total increase (decrease) in net assets ................................... (36,163) 118,661 29,447 176,242
Beginning of period ................................................
4,616,673 4,498,012 4,576,949 4,400,707
End of period ....................................................
$ 4,580,510 $ 4,616,673 $ 4,606,396 $ 4,576,949
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Retirement Income 2030 Fund
Institutional
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Period from
07/31/20
(a)
to 12/31/20
Net asset value, beginning of period .........................
$ 86.28  $ 84.29  $ 103.18  $ 103.74  $ 100.00
Net investment income
(b)
.................................
2 .56  4 .83  4 .20  4 .09  1 .69
Net realized and unrealized gain (loss) ........................
0 .33  3 .91  (16.13) 2 .85  5 .14
Net increase (decrease) from investment operations ................ 2.89  8.74  (11.93) 6.94  6.83
Distributions
(c)
– – – – –
From net investment income ..............................
( 3 .75 ) ( 4 .93 ) ( 4 .31 ) ( 5 .42 ) ( 1 .74 )
From net realized gain ...................................
—  —  —  ( 0 .11 ) —
Return of capital ....................................... —  ( 1 .82 ) ( 2 .65 ) ( 1 .97 ) ( 1 .35 )
Total distributions ........................................ (3.75) (6.75) (6.96) (7.50) (3.09)
Net asset value, end of period .............................. $ 85.42  $ 86.28  $ 84.29  $ 103.18  $ 103.74
Total Return
(d)
Based on net asset value .................................. 3.43%
(e)
10.85% (11.74)% 6.87% 6.96%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .........................................
5.15%
(g)
5.06% 4.87% 5.91% 3.86%
(g) (h)
Total expenses after fees waived and/or reimbursed ................
0.25%
(g)
0.25% 0.25% 0.25% 0.25%
(g)
Net investment income ...................................
6.02%
(g)
5.72% 4.64% 3.92% 4.05%
(g)
Supplemental Data
Net assets, end of period (000) .............................. $ 4,346  $ 4,382  $ 4,267  $ 5,044  $ 5,070
Portfolio turnover rate ..................................... — % — % 1% 5% 2%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 6.72%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Financial Statements

BlackRock Retirement Income 2030 Fund
Investor A
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Period from
07/31/20
(a)
to 12/31/20
Net asset value, beginning of period .........................
$ 86.29  $ 84.29  $ 103.19  $ 103.74  $ 100.00
Net investment income
(b)
.................................
2 .46  4 .62  3 .97  3 .76  1 .63
Net realized and unrealized gain (loss) ........................
0 .32  3 .92  (16.14) 2 .93  5 .10
Net increase (decrease) from investment operations ................ 2.78  8.54  (12.17) 6.69  6.73
Distributions
(c)
– – – – –
From net investment income ..............................
( 3 .64 ) ( 4 .78 ) ( 4 .17 ) ( 5 .22 ) ( 1 .67 )
From net realized gain ...................................
—  —  —  ( 0 .11 ) —
Return of capital ....................................... —  ( 1 .76 ) ( 2 .56 ) ( 1 .91 ) ( 1 .32 )
Total distributions ........................................ (3.64) (6.54) (6.73) (7.24) (2.99)
Net asset value, end of period .............................. $ 85.43  $ 86.29  $ 84.29  $ 103.19  $ 103.74
Total Return
(d)
Based on net asset value .................................. 3.30%
(e)
10.59% (11.98)% 6.62% 6.86%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .........................................
5.45%
(g)
5.44% 5.40% 6.58% 4.13%
(g) (h)
Total expenses after fees waived and/or reimbursed ................
0.50%
(g)
0.50% 0.50% 0.50% 0.50%
(g)
Net investment income ...................................
5.77%
(g)
5.47% 4.39% 3.61% 3.93%
(g)
Supplemental Data
Net assets, end of period (000) .............................. $ 234  $ 234  $ 231  $ 286  $ 137
Portfolio turnover rate ..................................... — % — % 1% 5% 2%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 7.00%.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Retirement Income 2040 Fund
Institutional
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Period from
07/31/20
(a)
to 12/31/20
Net asset value, beginning of period .........................
$ 91.50  $ 87.78  $ 105.46  $ 104.44  $ 100.00
Net investment income
(b)
.................................
2 .73  5 .06  4 .31  4 .14  1 .71
Net realized and unrealized gain (loss) ........................
0 .36  4 .12  (16.36) 2 .88  5 .21
Net increase (decrease) from investment operations ................ 3.09  9.18  (12.05) 7.02  6.92
Distributions
(c)
– – – – –
From net investment income ..............................
( 3 .00 ) ( 5 .17 ) ( 4 .43 ) ( 5 .47 ) ( 1 .76 )
From net realized gain ...................................
—  —  —  ( 0 .07 ) ( 0 .04 )
Return of capital ....................................... —  ( 0 .29 ) ( 1 .20 ) ( 0 .46 ) ( 0 .68 )
Total distributions ........................................ (3.00) (5.46) (5.63) (6.00) (2.48)
Net asset value, end of period .............................. $ 91.59  $ 91.50  $ 87.78  $ 105.46  $ 104.44
Total Return
(d)
Based on net asset value .................................. 3.44%
(e)
10.83% (11.57)% 6.87% 7.02%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .........................................
5.16%
(g)
5.17% 4.91% 5.88% 3.88%
(g) (h)
Total expenses after fees waived and/or reimbursed ................
0.25%
(g)
0.25% 0.25% 0.25% 0.25%
(g)
Net investment income ...................................
6.01%
(g)
5.71% 4.62% 3.91% 4.07%
(g)
Supplemental Data
Net assets, end of period (000) .............................. $ 4,478  $ 4,449  $ 4,279  $ 5,146  $ 5,078
Portfolio turnover rate ..................................... — % 1% — % — % 2%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 6.78%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Financial Statements

BlackRock Retirement Income 2040 Fund
Investor A
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Period from
07/31/20
(a)
to 12/31/20
Net asset value, beginning of period .........................
$ 91.50  $ 87.78  $ 105.45  $ 104.43  $ 100.00
Net investment income
(b)
.................................
2 .61  4 .84  4 .08  3 .87  1 .63
Net realized and unrealized gain (loss) ........................
0 .37  4 .12  (16.36) 2 .89  5 .17
Net increase (decrease) from investment operations ................ 2.98  8.96  (12.28) 6.76  6.80
Distributions
(c)
– – – – –
From net investment income ..............................
( 2 .89 ) ( 4 .97 ) ( 4 .24 ) ( 5 .23 ) ( 1 .67 )
From net realized gain ...................................
—  —  —  ( 0 .07 ) ( 0 .04 )
Return of capital ....................................... —  ( 0 .27 ) ( 1 .15 ) ( 0 .44 ) ( 0 .66 )
Total distributions ........................................ (2.89) (5.24) (5.39) (5.74) (2.37)
Net asset value, end of period .............................. $ 91.59  $ 91.50  $ 87.78  $ 105.45  $ 104.43
Total Return
(d)
Based on net asset value .................................. 3.31%
(e)
10.56% (11.78)% 6.60% 6.90%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .........................................
5.45%
(g)
5.47% 5.29% 6.35% 4.16%
(g) (h)
Total expenses after fees waived and/or reimbursed ................
0.50%
(g)
0.50% 0.50% 0.50% 0.50%
(g)
Net investment income ...................................
5.76%
(g)
5.46% 4.37% 3.66% 3.93%
(g)
Supplemental Data
Net assets, end of period (000) .............................. $ 129  $ 128  $ 122  $ 147  $ 144
Portfolio turnover rate ..................................... — % 1% — % — % 2%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 7.06%.
See notes to financial statements.

Notes to Financial Statements
(unaudited)

Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund seeks to achieve its investment objective by investing primarily in BlackRock Multi-Asset Income Portfolio ("Multi-Asset Income"). The unaudited Schedule of
Investments and Statement of Assets and Liabilities as of June 30, 2024 for Multi-Asset Income are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements. Multi-Asset Income's audited financial statements as of July 31, 2023 are available, without charge, on the U.S. Securities and Exchange
Commission's (“SEC's”) website at www.sec.gov .
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional Shares are sold only to certain eligible investors. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries.
Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The Funds intend to make monthly cash distributions to shareholders, which may consist of net investment income, and net realized and unrealized gains on investments and/or return of capital.
The character of distributions is determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. The portion of distributions that exceeds a Fund’s current and accumulated earnings and profits, which are measured on a tax basis, will constitute a non-taxable return of capital.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security
Fund Name Herein Referred To As
Diversification
Classification
BlackRock Retirement Income 2030 Fund ........................................ Retirement Income 2030 Diversified
BlackRock Retirement Income 2040 Fund ........................................ Retirement Income 2040 Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charges
("CDSC")
Conversion Privilege
Institutional Shares ........................................... No No None
Investor A Shares ............................................ Yes No
(a)
None

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements

will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
Service and Distribution Fees: The Trust, on behalf of each Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fees compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.100%
$1 billion - $3 billion ..................................................................................................... 0.094
$3 billion - $5 billion ..................................................................................................... 0.090
$5 billion - $10 billion .................................................................................................... 0.087
Greater than $10 billion ................................................................................................... 0.085
Share Class Service Fees
Investor A .............................................................................................................. 0.25%

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
For the six months ended June 30, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Administration: The Trust, on behalf of each Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended June 30, 2024, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the  six months  ended June 30, 2024, the Funds  did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended June 30, 2024, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the six months ended June 30, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not "interested persons" of the Trust, as defined in the 1940 Act ("Independent Trustees"), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended June 30, 2024, the amounts waived were as follows:
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Fund Name Investor A
Retirement Income 2030 ..................................................................................................... $ 295
Retirement Income 2040 ..................................................................................................... 159
Average Daily Net Assets Administration Fees
First $500 million 0.0425%
$500 million - $1 billion 0.0400
$1 billion - $2 billion 0.0375
$2 billion - $4 billion 0.0350
$4 billion - $13 billion 0.0325
Greater than $13 billion 0.0300
Fund Name Institutional Investor A Total
Retirement Income 2030 ................................................................................ $ 433 $ 24 $ 457
Retirement Income 2040 ................................................................................ 442 13 455
Fund Name Institutional Investor A Total
Retirement Income 2030 ................................................................................ $ 15 $ 6 $ 21
Retirement Income 2040 ................................................................................ 21 24 45
Fund Name Institutional Investor A Total
Retirement Income 2030 ................................................................................ $ 166 $ 62 $ 228
Retirement Income 2040 ................................................................................ 29 26 55
Fund Name Amounts Waived
Retirement Income 2030 ................................................................................................ $ 26
Retirement Income 2040 ................................................................................................ 33
Fund Name Institutional Investor A
Retirement Income 2030 ......................................................................................... 0.25% 0.50%
Retirement Income 2040 ......................................................................................... 0.25 0.50

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended June 30, 2024, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:
The following Funds also had a waiver of administration fees, which are included in administration fees waived in the Statements of Operations. For the six months ended
June 30, 2024, the amounts were as follows:
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the six months ended June 30, 2024, class specific expense waivers and/or reimbursements were as follows:
With respect to the contractual expense limitation, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective July 31, 2027, the repayment arrangement between each Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under each Fund’s contractual caps on net expenses will be terminated.
As of June 30, 2024, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement were as follows:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
Fund Name
Retirement Income 2030 .................................................................................................... $ 110,163
Retirement Income 2040 .................................................................................................... 110,144
Fund Name
Retirement Income 2030 ................................................................................................ $ 969
Retirement Income 2040 ................................................................................................ 967
Fund Name/Share Class
Administration Fees
Waived by the Manager
— Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
— Class Specific
Retirement Income 2030
Institutional .................................................................................... $ 430 $ 16 1
Investor A ..................................................................................... 24 62
$ 454 $ 22 3
Retirement Income 2040
Institutional .................................................................................... 440 24
Investor A ..................................................................................... 13 26
$ 453 $ 50
Expiring December 31,
2024 2025 2026
Retirement Income 2030
Fund Level ..................................................................... $ 216,240 $ 215,654 $ 111,132
Institutional ..................................................................... 1,231 1,216 591
Investor A ...................................................................... 821 361 86
Retirement Income 2040
Fund Level ..................................................................... 216,031 217,427 111,111
Institutional ..................................................................... 1,533 1,008 464
Investor A ...................................................................... 208 94 39

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
During the period ended June 30, 2024, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the  Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
5. PURCHASES AND SALES
For the six months ended June 30, 2024, purchases and sales of investments in the underlying funds, excluding short-term securities, were as follows:
6. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of June 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of December 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of June 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
7. BANK BORROWINGS
The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2024, the Funds did not borrow under the credit agreement.
8.  PRINCIPAL RISKS
In the normal course of business, each Fund invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Other Securities
Fund Name Sales
Retirement Income 2030 ................................................................................................. $ 105,000
Retirement Income 2040 ................................................................................................. —
Fund Name
Non-Expiring
Capital Loss
Carryforwards
Retirement Income 2030 ................................................................................................. $ (13,446)
Retirement Income 2040 ................................................................................................. (7,564)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Retirement Income 2030 ............................................ $ 4,884,445 $ – $ (256,214) $ (256,214)
Retirement Income 2040 ............................................ 4,928,883 – (261,917) (261,917)

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Funds may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate
(“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates
LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
9. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Six Months Ended
06/30/24
Year Ended
12/31/23
Fund Name/Share Class
Shares Amount Shares Amount
Retirement Income 2030
Institutional
Shares sold ..........................................
93 $ 7,972 162 $ 13,604
Shares redeemed ......................................
(6) (505) — —
87 $ 7,467 162 $ 13,604
Investor A
Shares sold ..........................................
264 $ 22,557 23 $ 2,000
Shares redeemed ......................................
(236) (20,208) (43) (3,652)
28 $ 2,349 (20) $ (1,652)
115 $ 9,816 142 $ 11,952
Retirement Income 2040
Institutional
Shares sold ..........................................
275 $ 25,304 130 $ 11,707
Shares redeemed ......................................
(5) (439) (254) (22,538)
270 $ 24,865 (124) $ (10,831)
Investor A
Shares sold ..........................................
2 $ 155 36 $ 3,230
Shares redeemed ......................................
— — (25) (2,188)
2 $ 155 11 $ 1,042
272 $ 25,020 (113) $ (9,789)

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
As of June 30, 2024, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Fund Name Institutional Investor A
Retirement Income 2030 ......................................................................................... 48,676 1,324
Retirement Income 2040 ......................................................................................... 48,619 1,381

Additional Information
2024
BlackRock Semi-Annual Financial Statements

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent trustees of the Trust is paid by the Trust, on behalf of the Funds.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)

Additional Information
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania 19103
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, Delaware 19809

Disclosure of Investment Advisory Agreement
2024
BlackRock Semi-Annual Financial Statements

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds II (the “Trust”) met on April 16, 2024 (the “April
Meeting”) and May 16-17, 2024 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Trust, on behalf of BlackRock Retirement Income 2030 Fund (“Retirement Income 2030 Fund”) and BlackRock Retirement Income 2040 Fund (“Retirement Income 2040 Fund,” and together with Retirement Income 2030 Fund, the “Funds” and each, a “Fund”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), each Fund’s investment advisor.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for each Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members
(the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreement. In considering the renewal of the Agreement, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreement, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreement. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers;
(e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds;
and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of
BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

Disclosure of Investment Advisory Agreement
(continued)

Disclosure of Investment Advisory Agreement
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered
BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk &
Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the
Funds by third-parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
B. The Investment Performance of the Funds
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the April
Meeting. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2023, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, with respect to each Fund, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and the respective Morningstar Category (“Morningstar Category”). The Board and its
Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for each of the one-year, three-year and since-inception periods reported, each Fund ranked in the fourth quartile against its Morningstar
Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for each Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed each Fund’s underperformance relative to its Morningstar Category during the applicable periods.
The Board was informed that, among other things, underperformance was driven by the weakness of dividend-oriented equities relative to the strength of broader equities which the peer group holds. The Board and BlackRock discussed BlackRock’s strategy for improving each Fund’s investment performance. Discussions covered topics such as performance attribution, each Fund’s investment personnel, and the resources appropriate to support each Fund’s investment processes.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with the Funds
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the
Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2023 compared to

Disclosure of Investment Advisory Agreement
(continued)
2024
BlackRock Semi-Annual Financial Statements

available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the varying fee structures for fund of funds can limit the value of advisory fee comparisons. The Board noted that each Fund’s contractual management fee rate ranked in the third quartile, and that each Fund’s actual management fee rate and total expense ratio ranked in the first and fourth quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the pertinent Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on each Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Funds in a variety of ways as the assets of the Funds increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The
Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2025. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the
Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and, in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Additional Financial Information
Schedule of Investments (UNAUDITED)
June 30, 2024
Statement of Assets and Liabilities (UNAUDITED)
June 30, 2024
BlackRock Funds II
BlackRock Multi-Asset Income Portfolio

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited)
June 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AB BSL CLO 2 Ltd., Series 2021-2A, Class A,
(3-mo. CME Term SOFR at 1.10% Floor +
1.36%), 6.69%, 04/15/34
(a)(b)
.......... USD 15,000 $ 15,012,588
Accredited Mortgage Loan Trust, Series 2004-4,
Class M2, (1-mo. CME Term SOFR at 1.58%
Floor + 1.69%), 5.51%, 01/25/35
(a)
...... 180 182,311
AGL CLO 13 Ltd., Series 2021-13A, Class B,
(3-mo. CME Term SOFR at 1.65% Floor +
1.91%), 7.24%, 10/20/34
(a)(b)
.......... 1,000 1,002,500
AGL CLO 3 Ltd., Series 2020-3A, Class C,
(3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 7.74%, 01/15/33
(a)(b)
.......... 2,000 2,003,695
AGL CLO 5 Ltd., Series 2020-5A, Class A1R,
(3-mo. CME Term SOFR at 1.16% Floor +
1.42%), 6.75%, 07/20/34
(a)(b)
.......... 4,000 4,003,200
AGL CLO 9 Ltd., Series 2020-9A, Class BR,
(3-mo. CME Term SOFR at 2.00% Floor +
2.00%), 7.32%, 04/20/37
(a)(b)
.......... 1,000 1,009,135
AGL Core CLO 27 Ltd., Series 2023-27A, Class
A, (3-mo. CME Term SOFR at 1.73% Floor +
1.73%), 7.05%, 10/21/36
(a)(b)
.......... 7,000 7,049,608
AIMCO CLO
(a)(b)
Series 2015-AA, Class BR2, (3-mo. CME
Term SOFR at 1.60% Floor + 1.86%),
7.18%, 10/17/34 ................ 1,500 1,503,000
Series 2015-AA, Class CR2, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.58%, 10/17/34 ................ 3,000 3,006,410
Series 2015-AA, Class DR2, (3-mo. CME
Term SOFR at 3.05% Floor + 3.31%),
8.63%, 10/17/34 ................ 4,500 4,508,953
AIMCO CLO 11 Ltd., Series 2020-11A, Class
CR, (3-mo. CME Term SOFR at 2.00% Floor
+ 2.26%), 7.58%, 10/17/34
(a)(b)
......... 4,500 4,509,578
AIMCO CLO 12 Ltd., Series 2020-12A, Class
BR, (3-mo. CME Term SOFR at 1.70% Floor
+ 1.70%), 7.02%, 01/17/32
(a)(b)
......... 10,000 10,005,915
AIMCO CLO 15 Ltd., Series 2021-15A, Class
C, (3-mo. CME Term SOFR at 1.95% Floor +
2.21%), 7.53%, 10/17/34
(a)(b)
.......... 1,500 1,501,875
Allegro CLO VI Ltd., Series 2017-2A, Class B,
(3-mo. CME Term SOFR at 1.50% Floor +
1.76%), 7.08%, 01/17/31
(a)(b)
.......... 1,000 1,000,723
AMMC CLO 21 Ltd., Series 2017-21A, Class A,
(3-mo. CME Term SOFR at 1.25% Floor +
1.51%), 6.84%, 11/02/30
(a)(b)
.......... 729 729,753
AMSR Trust
(b)
Series 2019-SFR1, Class G, 4.86%,
01/19/39 ..................... 1,900 1,790,289
Series 2019-SFR1, Class H, 6.04%,
01/19/39 ..................... 2,417 2,319,034
Series 2020-SFR1, Class E, 3.22%,
04/17/37 ..................... 10,250 9,984,186
Series 2020-SFR1, Class F, 3.57%,
04/17/37 ..................... 19,850 19,366,932
Series 2020-SFR1, Class G, 4.31%,
04/17/37 ..................... 7,500 7,301,323
Series 2020-SFR2, Class E2, 4.28%,
07/17/37 ..................... 2,000 1,953,058
Series 2020-SFR2, Class I, 5.25%, 07/17/37 9,400 9,032,646
Series 2020-SFR4, Class G2, 4.87%,
11/17/37 ..................... 3,441 3,325,854
Series 2021-SFR3, Class F, 3.23%,
10/17/38 ..................... 11,000 10,001,368
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Anchorage Capital CLO 11 Ltd., Series 2019-
11A, Class C1R2, (3-mo. CME Term SOFR
at 2.40% Floor + 2.40%), 7.74%, 07/22/37
(a)
(b)
............................ USD 700 $ 700,000
Anchorage Capital CLO 15 Ltd., Series 2020-
15A, Class AR, (3-mo. CME Term SOFR at
1.20% Floor + 1.46%), 6.79%, 07/20/34
(a)(b)
7,000 7,009,162
Anchorage Capital CLO 18 Ltd., Series 2021-
18A, Class A1, (3-mo. CME Term SOFR at
0.00% Floor + 1.41%), 6.74%, 04/15/34
(a)(b)
1,000 1,000,646
Anchorage Capital CLO 20 Ltd.
(a)(b)
Series 2021-20A, Class A1, (3-mo. CME
Term SOFR at 1.20% Floor + 1.46%),
6.79%, 01/20/35 ................ 1,300 1,301,242
Series 2021-20A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 7.39%,
01/20/35 ..................... 1,500 1,506,487
Anchorage Capital CLO 25 Ltd., Series 2022-
25A, Class C, (3-mo. CME Term SOFR at
2.35% Floor + 2.35%), 7.67%, 04/20/35
(a)(b)
5,000 5,005,007
Anchorage Capital CLO 9 Ltd., Series 2016-9A,
Class BR2, (3-mo. CME Term SOFR at
1.75% Floor + 2.01%), 7. 34%, 07/15/32
(a)(b)
1,000 1,003,900
Anchorage Capital CLO Ltd.
(a)(b)
Series 2018-10A, Class A1A, (3-mo. CME
Term SOFR at 1.20% Floor + 1.46%),
6.79%, 10/15/31 ................ 6,104 6,108,303
Series 2018-10A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.34%,
10/15/31 ..................... 3,000 3,009,699
Series 2018-10A, Class D, (3-mo. CME Term
SOFR at 3.15% Floor + 3.41%), 8.74%,
10/15/31 ..................... 1,500 1,501,208
Apidos CLO XII, Series 2013-12A, Class AR,
(3-mo. CME Term SOFR at 1.08% Floor +
1.34%), 6.67%, 04/15/31
(a)(b)
.......... 2,047 2,051,169
Apidos CLO XV
(a)(b)
Series 2013-15A, Class CRR, (3-mo. CME
Term SOFR at 1.85% Floor + 2.11%),
7.44%, 04/20/31 ................ 3,000 3,005,688
Series 2013-15A, Class DRR, (3-mo. CME
Term SOFR at 2.70% Floor + 2.96%),
8.29%, 04/20/31 ................ 2,000 2,001,235
Apidos CLO XX, Series 2015-20A, Class BRR,
(3-mo. CME Term SOFR at 1.95% Floor +
2.21%), 7.54%, 07/16/31
(a)(b)
.......... 1,750 1,752,631
Api dos CLO XXII, Series 2015-22A, Class CR,
(3-mo. CME Term SOFR at 2.95% Floor +
3.21%), 8.54%, 04/20/31
(a)(b)
.......... 1,000 1,004,227
Apidos CLO XXIX
(a)(b)
Series 2018-29A, Class A2, (3-mo. CME
Term SOFR at 1.55% Floor + 1.81%),
7.14%, 07/25/30 ................ 1,000 1,000,281
Series 2018-29A, Class B, (3-mo. CME Term
SOFR at 1.90% Floor + 2.16%), 7.49%,
07/25/30 ..................... 1,000 1,001,893
Apidos CLO XXXIII, Series 2020-33A, Class
AR, (3-mo. CME Term SOFR at 1.15% Floor
+ 1.41%), 6.73%, 10/24/34
(a)(b)
......... 1,300 1,303,857
Ap idos CLO XXXIV, Series 2020-34A, Class
A1R, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 6.74%, 01/20/35
(a)(b)
..... 14,000 14,014,000
Apidos CLO XXXIX Ltd., Series 2022-39A,
Class C, (3-mo. CME Term SOFR at 2.25%
Floor + 2.25%), 7.57%, 04/21/35
(a)(b)
..... 1,000 1,001,456

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Apidos CLO XXXVI, Series 2021-36A, Class D,
(3-mo. CME Term SOFR at 2.90% Floor +
3.16%), 8.49%, 07/20/34
(a)(b)
.......... USD 1,000 $ 1,001,550
Apidos Loan Fund Ltd.
(a)(b)
Series 2024-1A, Class A1, (3-mo. CME Term
SOFR at 1.27% Floor + 1.27%), 6.59%,
04/25/35 ..................... 2,000 2,003,237
Series 2024-1A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 7.07%,
04/25/35 ..................... 1,500 1,503,974
Arbour CLO DAC, (3-mo. EURIBOR at 0.00%
Floor + 3.80%), 7.58%, 05/15/38
(a)(c)
..... EUR 500 543,929
Ares L CLO Ltd., Series 2018-50A, Class BR,
(3-mo. CME Term SOFR at 1.60% Floor +
1.86%), 7.19%, 01/15/32
(a)(b)
.......... USD 6,000 5,999,341
Ares LIII CLO Ltd., Series 2019-53A, Class C,
(3-mo. CME Term SOFR at 2.65% Floor +
2.91%), 8.23%, 04/24/31
(a)(b)
.......... 4,500 4,505,643
Ares LV CLO Ltd., Series 2020-55A, Class BR,
(3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 7.29%, 07/15/34
(a)(b)
.......... 1,000 1,003,038
Ares LVIII CLO Ltd., Series 2020-58A, Class
BR, (3-mo. CME Term SOFR at 1.85% Floor
+ 1.85%), 7.18%, 01/15/35
(a)(b)
......... 1,000 1,000,004
Ares XLVII CLO Ltd., Series 2018-47A, Class
SUB, (3-mo. LIBOR USD + 0.00%), 5.59%,
04/15/30
(a)(b)
..................... 4,500 1,056,092
Ares XLVIII CLO Ltd., Series 2018-48A, Class
C, (3-mo. CME Term SOFR at 1.80% Floor +
2.06%), 7.39%, 07/20/30
(a)(b)
.......... 1,000 1,001,840
Ares XXXVR CLO Ltd., Series 2015-35RA,
Class A2, (3-mo. CME Term SOFR at 1.40%
Floor + 1.66%), 6.99%, 0 7/15/30
(a)(b)
..... 1,500 1,499,525
Arini European CLO I DAC, Series 1X, Class D,
(3-mo. EURIBOR at 6.04% Floor + 6.04%),
9.96%, 07/15/36
(a)(c)
................ EUR 410 452,227
Arini European CLO II DAC, Series 2X, Class
D, (3-mo. EURIBOR at 4.20% Floor +
4.20%), 8.06%, 04/15/38
(a)(c)
.......... 500 539,421
Assurant CLO I Ltd., Series 2017-1A, Class DR,
(3-mo. CME Term SOFR at 3.30% Floor +
3.56%), 8.89%, 10/20/34
(a)(b)
.......... USD 1,500 1,501,556
Atlas Senior Loan Fund VII Ltd., Series 2016-
7A, Class A2R, (3-mo. CME Term SOFR at
1.55% Floor + 1.81%), 7.15%, 11/27/31
(a)(b)
5,500 5,493,879
Atlas Senior Loan Fund XI Ltd., Series 2018-
11A, Class A1L, (3-mo. CME Term SOFR at
0.00% Floor + 1.36%), 6.69%, 07/26/31
(a)(b)
1,468 1,470,297
Atlas Senior Loan Fund XII Ltd., Series 2018-
12A, Class A1, (3-mo. CME Term SOFR at
1.18% Floor + 1.44%), 6.76%, 10/24/31
(a)(b)
1,411 1,412,617
Atrium XIV LLC, Series 14A, Class C, (3-mo.
CME Term SOFR at 1.95% Floor + 2.21%),
7.54%, 08/23/30
(a)(b)
................ 1,000 1,001,314
Atrium XV, Series 15A, Class B, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
7.34%, 01/23/31
(a)(b)
................ 1,000 1,002,940
Aurium CLO VIII DAC, Series 8X, Class D,
(3-mo. EURIBOR at 3.00% Floor + 3.00%),
6.70%, 06/23/34
(a)(c)
................ EUR 250 266,044
Avoca CLO XV DAC, Series 15X, Class ER,
(3-mo. EURIBOR at 4.13% Floor + 4.13%),
8.04%, 04/15/31
(a)(c)
................ 670 703,036
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Bain Capital Credit CLO Ltd.
(a)(b)
Series 2019-2A, Class DR, (3-mo. CME
Term SOFR at 3.15% Floor + 3.41%),
8.73%, 10/17/32 ................ USD 1,000 $ 1,001,018
Series 2021-3A, Class A, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 6.74%,
07/24/34 ..................... 6,750 6,766,189
Series 2021-7A, Class C, (3-mo. CME Term
SOFR at 2.10% Floor + 2.36%), 7.69%,
01/22/35 ..................... 2,250 2,256,663
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 7.18%,
04/18/35 ..................... 5,000 4,997,929
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.20%), 7.53%,
04/18/35 ..................... 7,000 7,009,192
Series 2022-1A, Class D, (3-mo . CME Term
SOFR at 3.20% Floor + 3.20%), 8.53%,
04/18/35 ..................... 2,500 2,439,858
Ballyrock CLO 14 Ltd.
(a)(b)
Series 2020-14A, Class A1AR, (3-mo. CME
Term SOFR at 1.38% Floor + 1.38%),
0.00%, 07/20/37 ................ 5,000 5,000,000
Series 2020-14A, Class A2, (3-mo. CME
Term SOFR at 1.96% Floor + 1.96%),
7.29%, 01/20/34 ................ 2,000 2,009,124
Series 2020-14A, Class A2R, (3-mo. CME
Term SOFR at 1.70% Floor + 1.70%),
0.00%, 07/20/37 ................ 1,000 1,000,000
Ballyrock CLO 15 Ltd., Se ries 2021-1A, Class
B, (3-mo. CME Term SOFR at 2.05% Floor +
2.31%), 7.64%, 04/15/34
(a)(b)
.......... 1,500 1,503,985
Ballyrock CLO 22 Ltd.
(a)(b)
Series 2024-22A, Class A1A, (3-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
6.86%, 04/15/37 ................ 5,000 5,035,162
Series 2024-22A, Class B, (3-mo. CME Term
SOFR at 2.35% Floor + 2.35%), 7.67%,
04/15/37 ..................... 1,000 1,013,537
Ballyrock CLO Ltd.
(a)(b)
Series 2019-2A, Class A1RR, (3-mo. CME
Term SOFR at 1.40% Floor + 1.40%),
6.72%, 02/20/36 ................ 3,000 3,002,824
Series 2020-2A, Class BR, (3-mo. CME
Term SOFR at 1.95% Floor + 2.21%),
7.54%, 10/20/31 ................ 4,500 4,508,929
Series 2020-2A, Class CR, (3-mo. CME
Term SOFR at 2.95% Floor + 3.21%),
8.54%, 10/20/31 ................ 2,000 2,002,843
Bardot CLO Ltd., Series 2019-2A, Class CR,
(3-mo. CME Term SOFR at 1.90% Floor +
2.16%), 7.49%, 10/22/32
(a)(b)
.......... 3,250 3,255,581
Battalion CLO 18 Ltd., Series 2020-18A, Class
DR, (3-mo. CME Term SOFR at 3.45% Floor
+ 3.71%), 9.04%, 10/15/36
(a)(b)
......... 2,000 1,952,158
Battalion CLO X Ltd., Series 2016-10A, Class
BR2, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 7.63%, 01/25/35
(a)(b)
..... 2,000 1,996,476
Battalion CLO XIX Ltd.
(a)(b)
Series 2021-19A, Class C, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 7.59%,
04/15/34 ..................... 3,000 2,990,945
Series 2021-19A, Class D, (3-mo. CME Term
SOFR at 3.25% Floor + 3.51%), 8.84%,
04/15/34 ..................... 3,000 2,907,102

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Battalion CLO XVI Ltd., Series 2019-16A, Class
AR, (3-mo. CME Term SOFR at 1.12% Floor
+ 1.38%), 6.71%, 12/19/32
(a)(b)
......... USD 5,000 $ 5,023,86 8
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2005-HE1, Class M2, (1-mo. CME
Term SOFR at 1.25% Floor + 1.36%),
6.04%, 01/25/35 ................ 313 316,278
Series 2006-HE7, Class 1A2, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%),
5.80%, 09/25/36 ................ 352 346,924
Series 2007-HE2, Class 22A, (1-mo. CME
Term SOFR at 0.14% Floor + 0.25%),
5.60%, 03/25/37 ................ 1,923 1,765,161
Series 2007-HE2, Class 23A, (1-mo. CME
Term SOFR at 0.14% Floor + 0.25%),
5.60%, 03/25/37 ................ 1,677 1,559,596
Series 2007-HE3, Class 2 A, (1-mo. CME
Term SOFR at 0.14% Floor + 0.25%),
5.60%, 04/25/37 ................ 3,266 4,862,670
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE3, Class M2, (1-mo. CME
Term SOFR at 1.73% Floor + 1.84%),
5.71%, 04/25/34
(a)
................. 1,366 1,332,124
Benefit Street Partners CLO VIII Ltd., Series
2015-8A, Class A1AR, (3-mo. CME Term
SOFR at 1.1 0% Floor + 1.36%), 6.69%,
01/20/31
(a)(b)
..................... 1,001 1,000,934
Benefit Street Partners CLO XIX Ltd., Series
2019-19A, Class AR, (3-mo. CME Term
SOFR at 1.18% Floor + 1.18%), 6.50%,
01/15/33
(a)(b)
..................... 17,000 17,013,287
Benefit Street Partners CLO XV Ltd.
(a)(b)
Series 2018-15A, Class A1, (3-mo. CME
Term SOFR at 1.15% Floor + 1.41%),
6.74%, 07/18/31 ................ 1,779 1,779,428
Series 2018-15A, Class A1R, (3-mo. CME
Term SOFR at 1.39% Floor + 1.39%),
0.00%, 07/15/37 ................ 2,200 2,200,000
Series 2018-15A, Class A2A, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.29%, 07/18/31 ................ 1,000 1,002,593
Benefit Street Partners CLO XXIV Ltd., Series
2021-24A, Class A, (3-mo. CME Term SOFR
at 1.17% Floor + 1.43%), 6.76%, 10/20/34
(a)
(b)
............................ 2, 000 2,001,993
Benefit Street Partners CLO XXVIII Ltd., Series
2022-28A, Class B1, (3-mo. CME Term
SOFR at 2.85% Floor + 2.85%), 8.17%,
10/20/35
(a)(b)
..................... 1,750 1,762,176
Birch Grove CLO 3 Ltd.
(a)(b)
Series 2021-3A, Class B1, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 7.39%,
01/19/35 ..................... 7,500 7,549,090
Series 2021-3A, Class C, (3-mo. CME Term
SOFR at 2.25% Floor + 2.51%), 7.84%,
01/19/35 ..................... 5,000 5,010,462
BlueMountain CLO DAC, Series 2021-1X,
Class E, (3-mo. EURIBOR at 5.41% Floor +
5.41%), 9.32%, 04/15/34
(a)(c)
.......... EUR 300 320,794
BlueMountain CLO Ltd., Series 2013-2A, Class
A1R, (3-mo. CME Term SOFR at 1.18%
Floor + 1.44%), 6.77%, 10/22/30
(a)(b)
..... USD 449 449,650
BlueMountain Fuji Eur CLO IV DAC, Series 4X,
Class ER, (3-mo. EURIBOR at 6.21% Floor
+ 6.21%), 10.02%, 02/25/34
(a)(c)
........ EUR 700 752,862
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Bridge Street CLO II Ltd.
(a)(b)
Series 2021-1A, Class A1A, (3-mo. CME
Term SOFR at 1.23% Floor + 1.49%),
6.82%, 07/20/34 ................ USD 11,000 $ 11,010,232
Series 2021-1A, Class A2, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.34%,
07/20/34 ..................... 5,000 5,034,600
Bridge Street CLO IV Ltd., Series 2024-1A,
Class A, (3-mo. CME Term SOFR at 1.60%
Floor + 1.60%), 6.92%, 04/20/37
(a)(b)
..... 1,000 1,006,847
Bridgepoint CLO 1 DAC, Series 1X, Class D,
(3-mo. EURIBOR at 4.25% Floor + 4.25%),
8.16%, 01/15/34
(a)(c)
................ EUR 750 811,810
Bryant Park Funding Ltd., Series 2024-23A,
Class A1A, (3-mo. CME Term SOFR at
1.57% Floor + 1.57%), 6.90%, 05/15/37
(a)(b)
USD 3,000 3,018,341
Buckhorn Park CLO Ltd.
(a)(b)
Series 2019-1A, Class B1R, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
7.24%, 07/18/34 ................ 9,000 9,008,473
Series 2019-1A, Class CR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.59%, 07/18/34 ................ 2,500 2,502,279
Cairn CLO XVI DAC, Series 2023-16X, Class
D, (3-mo. EURIBOR at 5.20% Floor +
5.20%), 9.14%, 01/15/37
(a)(c)
.......... EUR 215 233,137
Canyon Capital CLO Ltd.
(a)(b)
Series 2016-1A, Class CR, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
7.49%, 07/15/31 ................ USD 1,500 1,501,520
Series 2016-2A, Class BR, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
7.34%, 10/15/31 ................ 1,250 1,251,538
Series 2017-1A, Class CR, (3 -mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.59%, 07/15/30 ................ 5,000 5,000,145
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.20%), 7.53%,
04/15/35 ..................... 2,000 1,998,017
Canyon CLO Ltd.
(a)(b)
Series 2018-1A, Class C, (3-mo. CME Term
SOFR at 1.90% Floor + 2.16%), 7.49%,
07/15/31 ..................... 1,000 1,000,822
Series 2020-1A, Class CR, (3-mo. CME
Term SOFR at 2.05% Floor + 2.31%),
7.64%, 07/15/34 ................ 1,000 1,002,931
Series 2020-1A, Class DR, (3-mo. CME
Term SOFR at 3.15% Floor + 3.41%),
8.74%, 07/15/34 ................ 1,000 1,000,924
Series 2020-3A, Class C, (3-mo. CME Term
SOFR at 2.50% Floor + 2.76%), 8.09%,
01/15/34 ..................... 1,000 1,002,860
Carlyle C17 CLO Ltd., Series C17A, Class BR,
(3-mo. CME Term SOFR at 1.85% Floor +
2.11%), 7.44%, 04/30/31
(a)(b)
.......... 1,000 997,052
Carlyle US CLO Ltd.
(a)(b)
Series 2017-1A, Class A2R, (3-mo. CME
Term SOFR at 1.60% Floor + 1.86%),
7.19%, 04/20/31 ................ 2,700 2,703,757
Series 2019-3A, Class A2RR, (3-mo. CME
Term SOFR at 2.05% Floor + 2.05%),
7.37%, 04/20/37 ................ 5,000 5,039,551
Carrington Mortgage Loan Trust, Series 2006-
FRE1, Class A4, (1-mo. CME Term SOFR at
0.25% Floor + 0.36%), 5.71%, 04/25/36
(a)
. 2,876 2,537,919

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
CarVal CLO I Ltd., Series 2018-1A, Class D,
(3-mo. CME Term SOFR at 0.00% Floor +
3.15%), 8.48%, 07/16/31
(a)(b)
.......... USD 1,995 $ 2,007,332
CarVal CLO III Ltd., Series 2019-2A, Class CR,
(3-mo. CME Term SOFR at 2.21% Floor +
2.21%), 7.54%, 07/20/32
(a)(b)
.......... 7,000 7,012,195
CarVal CLO IV Ltd.
(a)(b)
Series 2021-1A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.34%,
07/20/34 ..................... 6,500 6,506,943
Series 2021-1A, Class D, (3-mo. CME Term
SOFR at 3.25% Floor + 3.51%), 8.84%,
07/20/34 ..................... 5,000 5,010,615
CarVal CLO VC Ltd.
(a)(b)
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 7.79%,
10/15/34 ..................... 2,000 2,005,410
Series 2021-2A, Class D, (3-mo. CME Term
SOFR at 3.25% Floor + 3.51%), 8.84%,
10/15/34 ..................... 3,000 3,009,919
Catskill Park CLO Ltd., Series 2017-1A, Class
C, (3-mo. CME Term SOFR at 3.70% Floor +
3.96%), 9.29%, 04/20/29
(a)(b)
.......... 1,000 1,000,783
CBAM Ltd.
(a)(b)
Series 2017-1A, Class A1, (3-mo. CME Term
SOFR at 0.00% Floor + 1.51%), 6.84%,
07/20/30 ..................... 471 470,694
Series 2020-13A, Class A, (3-mo. CME Term
SOFR at 1.43% Floor + 1.69%), 7.02%,
01/20/34 ..................... 4,000 4,018,287
Cedar Funding IV CLO Ltd., Series 2014-4A,
Class BRR, (3-mo. CME Term SOFR at
0.26% Floor + 1.91%), 7.24%, 07/23/34
(a)(b)
5,000 4,998,840
Cedar Funding IX CLO Ltd., Series 2018-9A,
Class SUB, 0.00%, 04/20/31
(a)(b)
........ 3,950 1,251,185
Cedar Funding V CLO Ltd., Series 2016-5A,
Class A1R, (3-mo. CME Term SOFR at
1.10% Floor + 1.36%), 6.68%, 07/17/31
(a)(b)
1,546 1,546,627
Cedar Funding VI CLO Ltd., Series 2016-6A,
Class DRR, (3-mo. CME Term SOFR at
3.31% Floor + 3.57%) , 8.90%, 04/20/34
(a)(b)
1,950 1,950,821
CIFC European Funding CLO I DAC, Series 1X,
Class DR, (3-mo. EURIBOR at 3.20% Floor
+ 3.20%), 7.11%, 07/15/32
(a)(c)
......... EUR 200 214,887
CIFC European Funding CLO III DAC, Series
3X, Class E, (3-mo. EURIBOR at 5.61%
Floor + 5.61%), 9.52%, 01/15/34
(a)(c)
..... 200 215,281
CIFC Funding 2019-VI Ltd., Series 2019-6A,
Class BR, (3-mo. CME Term SOFR at 1.80%
Floor + 1.80%), 7.13%, 07/16/37
(a) (b)
..... USD 10,000 9,990,730
CIFC Funding 2020-III Ltd., Series 2020-3A,
Class BR, (3-mo. CME Term SOFR at 1.91%
Floor + 1.91%), 7.24%, 10/20/34
(a)(b)
..... 2,000 2,005,662
CIFC Funding 2021-I Ltd., Series 2021-1A,
Class CR, (3-mo. CME Term SOFR at 2.10%
Floor + 2.10%), 7.44%, 07/25/37
(a)(b)
..... 9,500 9,500,000
CIFC Funding Ltd.
(a)(b)
Series 2013-4A, Class A2RR, (3-mo. CME
Term SOFR at 1.30% Floor + 1.56%),
6.89%, 04/27/31 ................ 1,700 1,698,714
Series 2014-2RA, Class A3, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
7.48%, 04/24/30 ................ 500 501,367
Series 2014-3A, Class CR2, (3 -mo. CME
Term SOFR at 0.00% Floor + 2.61%),
7.94%, 10/22/31 ................ 1,000 1,000,595
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2014-4RA, Class A1AR, (3-mo. CME
Term SOFR at 1.17% Floor + 1.43%),
6.75%, 01/17/35 ................ USD 6,000 $ 6,020,543
Series 2015-1A, Class CRR, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
7.49%, 01/22/31 ................ 1,000 1,001,784
Series 2016-1A, Class BRR, (3-mo. CME
Term SOFR at 1.96% Floor + 1.96%),
7.29%, 10/21/31 ................ 7,000 6,999,330
Series 2018-1A, Class B, ( 3-mo. CME Term
SOFR at 0.00% Floor + 1.66%), 6.99%,
04/18/31 ..................... 1,000 1,001,117
Series 2018-4A, Class A1, (3-mo. CME Term
SOFR at 1.15% Floor + 1.41%), 6.73%,
10/17/31 ..................... 2,586 2,594,486
Series 2018-4A, Class B, (3-mo. CME Term
SOFR at 2.10% Floor + 2.36%), 7.68%,
10/17/31 ..................... 2,000 2,003,563
Series 2019-5A, Class A1R1, (3-mo. CME
Term SOFR at 1.14% Floor + 1.40%),
6.73%, 01/15/35 ................ 16,500 16,536,614
Series 2019-5A, Class A2R S, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
7.34%, 01/15/35 ................ 2,200 2,212,532
Series 2019-6A, Class D1R, (3-mo. CME
Term SOFR at 3.30% Floor + 3.30%),
8.63%, 07/16/37 ................ 1,150 1,150,411
Series 2020-4A, Class A, (3-mo. CME Term
SOFR at 1.58% Floor + 1.58%), 6.91%,
01/15/34 ..................... 2,500 2,507,254
Series 2021-3A, Class D, (3-mo. CME Term
SOFR at 3.00% Floor + 3.26%), 8.59%,
07/15/36 ..................... 1,500 1,503,119
Series 2021-6A, Class A, (3-mo . CME Term
SOFR at 1.40% Floor + 1.40%), 6.73%,
10/15/34 ..................... 600 601,248
Series 2024-3A, Class B, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 7.18%,
07/21/37 ..................... 5,000 5,042,155
Citigroup Mortgage Loan Trust, Inc., Series
2006-WFH2, Class M3, (1-mo. CME Term
SOFR at 0.47% Floor + 0.58%), 5.92%,
08/25/36
(a)
...................... 2,900 2,690,732
Clear Creek CLO Ltd.
(a)(b)
Series 2015-1A, Class AR, (3-mo. CME
Term SOFR at 1.20% Floor + 1.46%),
6.79%, 10/20/30 ................ 2,611 2,611,874
Series 2015-1A, Class BR, (3-mo. CME
Term SOFR at 1.60% Floor + 1.86%),
7.19%, 10/20/30 ................ 3,000 3,004,542
Clover CLO LLC
(a)(b)
Series 2018-1A, Class A1RR, (3-mo. CME
Term SOFR at 1.53% Floor + 1.53%),
6.85%, 04/20/37 ................ 5,300 5,302,979
Series 2018-1A, Class B1RR, (3-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
7.27%, 04/20/37 ................ 3,000 3,024,745
Series 2018-1A, Class CRR, (3-mo. CME
Term SOFR at 2.45% Floor + 2.45%),
7.77%, 04/20/37 ................ 2,500 2,534,086
Series 2018-1A, Class D1RR, (3-mo. CME
Term SOFR at 3.45% Floor + 3.45%),
8.77%, 04/20/37 ................ 1,000 1,014,800
Series 2020-1A, Class CR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.59%, 04/15/34 ................ 4,000 4,005,476

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2020-1A, Class DR, (3-mo. CME
Term SOFR at 3.00% Floor + 3.26%),
8.59%, 04/15/34 ................ USD 3,100 $ 3,102,235
Series 2021-1A, Class A, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 6.69%,
04/22/34 ..................... 3,000 3,000,024
Series 2021-2A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.34%,
07/20/34 ..................... 14,000 14,101,570
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 7.59%,
07/20/34 ..................... 5,000 5,014,482
Series 2021-2A, Class D, (3- mo. CME Term
SOFR at 3.05% Floor + 3.31%), 8.64%,
07/20/34 ..................... 2,500 2,505,076
Series 2021-2A, Class E, (3-mo. CME Term
SOFR at 6.50% Floor + 6.76%), 12.09%,
07/20/34 ..................... 1,325 1,331,539
Series 2021-3A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.34%,
01/25/35 ..................... 5,000 5,041,947
Series 2021-3A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.31%), 7.64%,
01/25/35 ..................... 3,000 3,005,677
Series 2021-3A, Class D, (3-mo . CME Term
SOFR at 3.10% Floor + 3.36%), 8.69%,
01/25/35 ..................... 1,000 1,003,593
Clover CLO Ltd., Series 2019-2A, Class AR,
(3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 6.69%, 10/25/33
(a)(b)
.......... 7,300 7,308,392
Conseco Finance Corp.
(a)
Series 1996-5, Class M1, 8.05%, 07/15/27 . 188 193,116
Series 1997-7, Class M1, 7.03%, 07/15/28 . 1,210 1,173,070
Contego CLO VII DAC, Series 7X, Class D,
(3-mo. EURIBOR at 3.95% Floor + 3.95%),
7.84%, 05/14/32
(a)(c)
................ EUR 200 216,641
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (1-mo.
CME Term SOFR at 0.34% Floor + 0.45%),
5.80%, 07/25/37
(a)(b)
................ USD 1,169 746,422
Cumulus Static CLO DAC, Series 2024-1X,
Class D, (3-mo. EURIBOR at 3.70% Floor +
3.70% ), 7.53%, 11/15/33
(a)(c)
.......... EUR 166 179,008
CVC Cordatus Loan Fund XXII DAC, Series
22X, Class D, (3-mo. EURIBOR at 3.15%
Floor + 3.15%), 6.87%, 12/15/34
(a)(c)
..... 200 214,939
CVC Cordatus Loan Fund XXVII DAC, Series
27X, Class D2, (3-mo. EURIBOR at 6.58%
Floor + 6.58%), 10.49%, 04/15/35
(a)(c)
.... 400 433,482
CVC Cordatus Loan Fund XXX DAC, Series
30X, Class D, (3-mo. EURIBOR at 4.00%
Floor + 4.00%), 7.87%, 05/15/37
(a)(c)
..... 500 546,798
Deer Creek CLO Ltd., Series 2017-1A, Class A,
(3-mo. CME Term SOFR at 0.00% Floor +
1.44%), 6.77%, 10/20/30
(a)(b)
.......... USD 376 376,583
Diameter Capital CLO 1 Ltd., Series 2021-1A,
Class A1A, (3-mo. CME Term SOFR at
1.50% Floor + 1.50%), 6.83%, 07/15/36
(a)(b)
9,250 9,258,708
Diameter Capital CLO 6 Ltd., Series 2024-6A,
Class A1, (3-mo. CME Term SOFR at 1.61%
Floor + 1.61%), 6.94%, 04/15/37
(a)(b)
..... 5,000 5,023,595
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class CR, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 7.64%, 07/18/30
(a)(b)
..... 2,000 1,999,944
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Dryden 61 CLO Ltd., Series 2018-61A, Class
CR, (3-mo. CME Term SOFR at 1.75% Floor
+ 2.01%), 7.33%, 01/17/32
(a)(b)
......... USD 8,000 $ 7,981,340
Dryden Senior Loan Fund, Series 2017-47A,
Class CR, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 7.64%, 04/15/28
(a)(b)
..... 5,250 5,258,543
Eaton Vance CLO Ltd.
(a)(b)
Series 2013-1A, Class B3R, (3-mo. CME
Term SOFR at 2.15% Floor + 2.41%),
7.74%, 01/15/34 ................ 3,500 3,508,983
Series 2019-1A, Class AR2, (3-mo. CME
Term SOFR at 1.51% Floor + 1.51%),
6.84%, 07/15/37 ................ 2,500 2,517,503
Series 2019-1A, Class D1R2, (3-mo. CME
Term SOFR at 3.35% Floor + 3.35%),
8.68%, 07/15/37 ................ 1,645 1,644,844
Series 2020-1A, Class CR, (3-mo. CME
Term SOFR at 2.31% Floor + 2.31%),
7.64%, 10/15/34 ................ 3,500 3,505,244
Series 2020-1A, Class DR, (3-mo. CME
Term SOFR at 3.36% Floor + 3.36%),
8.69%, 10/15/34 ................ 3,000 3,002,766
Elevation CLO Ltd., Series 2017-8A, Class C,
(3-mo. CME Term SOFR at 0.00% Floor +
2.31%), 7.64%, 10/25/30
(a)(b)
.......... 3,000 3,005,451
Elmwood CLO I Ltd.
(a)(b)
Series 2019-1A, Class A1RR, (3-mo. CME
Term SOFR at 1.52% Floor + 1.52%),
6.83%, 04/20/37 ................ 2,500 2,502,569
Series 2019-1A, Class DRR, (3-mo. CME
Term SOFR at 3.75% Floor + 3.75%),
9.06%, 04/20/37 ................ 2,000 2,061,764
Elmwood CLO II Ltd., Series 2019-2A, Class
BR, (3-mo. CME Term SOFR at 1.91% Floor
+ 1.91%), 7.24%, 04/20/34
(a)(b)
......... 2,000 2,010,628
Elmwood CLO IX Ltd., Series 2021-2A, Class
C, (3-mo. CME Term SOFR at 1.90% Floor +
2.16%), 7.49%, 07/20/34
(a)(b)
.......... 1,500 1,502,854
Elmwood CLO V Ltd., Series 2020-2A, Class
DR, (3-mo. CME Term SOFR at 3.10% Floor
+ 3.36%), 8.69%, 10/20/34
(a)(b)
......... 2,000 2,005,169
Elmwood CLO VII Ltd., Series 2020-4A, Class
AR, (3-mo. CME Term SOFR at 1.63% Floor
+ 1.63% ), 6.95%, 01/17/34
(a)(b)
......... 4,000 4,013,298
Elmwood CLO X Ltd., Series 2021-3A, Class
A1R, (3-mo. CME Term SOFR at 1.27%
Floor + 1.27%), 6.59%, 07/20/37
(a)(b)
..... 3,000 3,006,385
Elmwood CLO XI Ltd., Series 2021-4A, Class
D, (3-mo. CME Term SOFR at 2.95% Floor +
3.21%), 8.54%, 10/20/34
(a)(b)
.......... 2,000 2,004,177
Empower CLO Ltd., Series 2024-1A, Class A1,
(3-mo. CME Term SOFR at 1.60% Floor +
1.60%), 6.91%, 04/25/37
(a)(b)
.......... 2,500 2,517,514
Fidelity Grand Harbour CLO DAC, Series 2023-
1X, Class D, (3-mo. EURIBOR at 5.90%
Floor + 5.90%), 9.73%, 08/15/36
(a)(c)
..... EUR 238 262,102
First Franklin Mortgage Loan Trust
(a)
Series 2006-FF13, Class A1, (1-mo. CME
Term SOFR at 0.24% Floor + 0.35%),
5.70%, 10/25/36 ................ USD 2,977 1,941,339
Series 2006-FF13, Class A2C, (1-mo. CME
Term SOFR at 0.32% Floor + 0.43%),
5.78%, 10/25/36 ................ 1,745 1,125,853
Series 2006-FF17, Class A5, (1-mo. CME
Term SOFR at 0.15% Floor + 0.26%),
5.61%, 12/25/36 ................ 2,065 1,699,130

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2006-FFH1, Class M1, (1-mo. CME
Term SOFR at 0.56% Floor + 0.67%),
6.01%, 01/25/36 ................ USD 3,920 $ 3,778,459
FirstKey Homes Trust
(b)
Series 2022-SFR1, Class E1, 5.00%,
05/19/39 ..................... 6,000 5,737,951
Series 2022-SFR2, Class E1, 4.50%,
07/17/39 ..................... 6,382 5,979,285
Flatiron CLO 17 Ltd.
(a)(b)
Series 2017-1A, Class AR, (3-mo. CME
Term SOFR at 0.98% Floor + 1.24%),
6.56%, 05/15/30 ................ 1,105 1,106,900
Series 2017-1A, Class CR, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
7.48%, 05/15/30 ................ 1,000 1,001,626
Flatiron CLO 21 Ltd.
(a)(b)
Series 2021-1A, Class C, (3-mo. CME Term
SOFR at 1.85% Floor + 2.11%), 7.44%,
07/19/34 ..................... 2,000 2,005,749
Series 2021-1A, Class D, (3-mo. CME Term
SOFR at 2.90% Floor + 3.16%), 8.49%,
07/19/34 ..................... 2,500 2,503,726
Flatiron CLO 28 Ltd.
(a)(b)
Series 2024-1A, Class A1, (3-mo. CME Term
SOFR at 1.32% Floor + 1.32%), 6.59%,
07/15/36 ..................... 7,000 7,030,912
Series 2024-1A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 6.92%,
07/15/36 ..................... 2,000 2,003,591
Flatiron CLO LLC, Series 2023-1A, Class A,
(3-mo. CME Term SOFR at 1.80% Floor +
1.80%), 7.12%, 04/17/36
(a)(b)
.......... 4,000 4,026,869
FRTKL, Series 2021-SFR1, Class F, 3.17%,
09/17/38
(b)
...................... 2,900 2,601,703
FS Rialto Issuer LLC, Series 2022-FL7, C lass
A, (1-mo. CME Term SOFR at 2.90% Floor +
2.90%), 8.23%, 10/19/39
(a)(b)
.......... 4,500 4,527,568
Galaxy Xxiv CLO Ltd., Series 2017-24A, Class
CR, (3-mo. CME Term SOFR at 2.45% Floor
+ 2.45%), 7.77%, 04/15/37
(a)(b)
......... 750 756,380
Galaxy XXVII CLO Ltd., Series 2018-27A, Class
A, (3-mo. CME Term SOFR at 0.26% Floor +
1.28%), 6.61%, 05/16/31
(a)(b)
.......... 1,901 1,902,954
Generate CLO 16 Ltd., Series 2024-16A, Class
B, (3-mo. CME Term SOFR at 1.85% Floor +
1.85%), 7.17%, 07/20/37
(a)( b)
.......... 4,000 4,000,000
Generate CLO 2 Ltd., Series 2A, Class AR,
(3-mo. CME Term SOFR at 1.15% Floor +
1.41%), 6.74%, 01/22/31
(a)(b)
.......... 5,392 5,391,957
Generate CLO 5 Ltd.
(a)(b)
Series 5A, Class BR, (3-mo. CME Term
SOFR at 2.00% Floor + 2.00%), 7.32%,
07/22/37 ..................... 1,500 1,510,959
Series 5A, Class D1R, (3-mo. CME Term
SOFR at 3.70% Floor + 3.70%), 9.02%,
07/22/37 ..................... 2,000 2,024,672
Generate CLO 6 Ltd., Series 6A, Class CR,
(3-mo. CME Term SOFR at 2.45% Floor +
2.71%), 8.04%, 01/22/35
(a)(b)
.......... 1,000 1,001,688
Generate CLO 7 Ltd., Series 7A, Class A1R,
(3-mo. CME Term SOFR at 1.62% Floor +
1.62%), 6.92%, 04/22/37
(a)(b)
.......... 3,00 0 3,025,591
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Generate CLO 9 Ltd.
(a)(b)
Series 9A, Class B1, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.34%,
10/20/34 ..................... USD 8,500 $ 8,541,963
Series 9A, Class C, (3-mo. CME Term
SOFR at 2.25% Floor + 2.51%), 7.84%,
10/20/34 ..................... 3,000 3,006,615
Gilbert Park CLO Ltd., Series 2017-1A, Class
A, (3-mo. CME Term SOFR at 1.19% Floor +
1.45%), 6.78%, 10/15/30
(a)(b)
.......... 1,163 1,163,229
GoldenTree Loan Management US CLO 1
Ltd., Series 2017-1A, Class CR2, (3-mo.
CME Term SOFR at 1.80% Floor + 2.06%),
7.39%, 04/20/34
(a)(b)
................ 9,500 9,512,243
GoldenTree Loan Management US CLO 10
Ltd.
(a)(b)
Series 2021-10A, Class A, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%), 6.69%,
07/20/34 ..................... 3,000 3,007,489
Series 2021-10A, Class B, (3-mo. CME Term
SOFR at 1.60% Floor + 1.86%), 7.19%,
07/20/34 ..................... 1,000 1,000,136
GoldenTree Loan Management US CLO 3 Ltd.,
Series 2018-3A, Class AJ, (3-mo. CME Term
SOFR at 0.00% Floor + 1.56%), 6.89%,
04/20/30
(a)(b)
..................... 2,000 2,009,984
GoldenTree Loan Management US CLO 4
Ltd., Series 2019-4A, Class CR, (3-mo.
CME Term SOFR at 2.00% Floor + 2.26%),
7.58%, 04/24/31
(a)(b)
................ 1,000 1,002,087
GoldenTree Loan Management US CLO 5
Ltd.
(a)(b)
Series 2019-5A, Class CR, (3-mo. CME
Term SOFR at 2.05% Floor + 2.31%),
7.64%, 10/20/32 ................ 2,000 2,003,361
Series 2019-5A, Class DR, (3-mo. CME
Term SOFR at 3.15% Floor + 3.41%),
8.74%, 10/20/32 ................ 1,000 1,001,962
GoldenTree Loan Management US CLO 6
Ltd., Series 2019-6A, Class BR, (3-mo.
CME Term SOFR at 1.80% Floor + 1.80%),
7.12%, 04/20/35
(a)(b)
................ 800 800,432
GoldentTree Loan Management US CLO 1
Ltd.
(a)(b)
Series 2021-11A, Class C, (3-mo. CME Term
SOFR at 1.95% Floor + 2.21%), 7.54%,
10/20/34 ..................... 3,000 3,003,750
Series 2021-11A, Class D, (3-mo. CME Term
SOFR at 3.00% Floor + 3.26%), 8.59%,
10/20/34 ..................... 1,000 1,002,102
Golub Capital Partners CLO 41B-R Ltd., Series
2019-41A, Class AR, (3-mo. CME Term
SOFR at 1.32% Floor + 1.58%), 6.91%,
01/20/34
(a)(b)
..................... 2,500 2,503,251
Golub Capital Partners CLO 52B Ltd., Series
2020-52A, Class BR, (3-mo. CME Term
SOFR at 2.00% Fl oor + 2.00%), 7.32%,
04/20/37
(a)(b)
..................... 2,000 2,020,860
Golub Capital Partners CLO 53B Ltd., Series
2021-53A, Class B, (3-mo. CME Term SOFR
at 1.80% Floor + 2.06%), 7.39%, 07/20/34
(a)
(b)
............................ 5,915 5,954,025
Golub Capital Partners CLO 58B Ltd., Series
2021-58A, Class A1, (3-mo. CME Term
SOFR at 1.18% Floor + 1.44%), 6.77%,
01/25/35
(a)(b)
..................... 1,000 1,003,191

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Golub Capital Partners CLO 75B Ltd., Series
2024-75A, Class A1, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 0.00%,
07/25/37
(a)(b)
..................... USD 2,000 $ 2,000,291
Greene King Finance plc
(a)
Series B1,  (Sterling Overnight Index
Average + 1.92%), 7.13%, 12/15/34 ... GBP 100 107,483
Series B2,  (Sterling Overnight Index
Average at 0.83% Floor + 2.20%), 7.41%,
03/15/36
(c)
.................... 100 108,083
Greenpoint Manufactured Housing, Series
2000-1, Class A4, 8.14%, 03/20/30
(a)
..... USD 3,972 2,567,186
Greywolf CLO III Ltd., Series 2020-3RA, Class
BR, (3-mo. CME Term SOFR at 2.45% Floor
+ 2.71%), 8.03%, 04/15/33
(a)(b)
......... 3,000 3,001,526
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (1-mo. CME
Term SOFR at 0.70% Floor + 0.81%),
6.16%, 12/25/35
(a)
............... 1,025 436,255
Series 2006-4, Class 1A1, 4.12%, 03/25/36
(a)
2,459 1,609,300
Series 2006-5, Class 1A1, (1-mo. CME Term
SOFR at 0.36% Floor + 0.47%), 5.82%,
03/25/36
(a)
.................... 3,350 970,732
Series 2006-18, Class AF6, 6.18%,
11/25/36
(d)
.................... 3,219 766,177
GSAMP Trust
(a)
Series 2006-FM3, Class A1, (1-mo. CME
Term SOFR at 0.14% Floor + 0.25%),
5.60%, 11/25/36 ................ 6,285 2,922,584
Series 2006-HE6, Class A4, (1-mo. CME
Term SOFR at 0.48% Floor + 0.59%),
5.94%, 08/25/36 ................ 1,313 1,027,450
GT Loan Financing I Ltd., Series 2013-1A,
Class CR, (3-mo. CME Term SOFR at 0.00%
Floor + 2.36%), 7.69%, 07/28/31
(a)(b)
..... 1,000 1,000,950
HalseyPoint CLO 3 Ltd., Series 2020-3A, Class
A1A, (3-mo. CME Term SOFR at 1.45%
Floor + 1.71%), 7.04%, 11/30/ 32
(a)(b)
..... 11,000 11,010,138
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
C, (3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 7.74%, 04/20/34
(a)(b)
.......... 1,750 1,754,002
HalseyPoint CLO 5 Ltd.
(a)(b)
Series 2021-5A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 7.39%,
01/30/35 ..................... 3,500 3,517,071
Series 2021-5A, Class D, (3-mo. CME Term
SOFR at 3.50% Floor + 3.76%), 9.09%,
01/30/35 ..................... 3,000 3,006,910
HalseyPoint CLO 6 Ltd., Series 2022-6A, Class
A1, (3-mo. CME Term SOFR at 2.45% Floor
+ 2.45%), 7.77%, 10/20/34
(a)(b)
......... 1,000 1,005,500
Halseypoint CLO 7 Ltd., Series 2023-7A, Class
A, (3-mo. CME Term SOFR at 2.25% Floor +
2.25%), 7.57%, 07/20/36
(a )(b)
.......... 1,600 1,611,351
HalseyPoint CLO I Ltd.
(a)(b)
Series 2019-1A, Class A1A1, (3-mo. CME
Term SOFR at 1.35% Floor + 1.61%),
6.94%, 01/20/33 ................ 11,050 11,117,395
Series 2019-1A, Class B1, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 7.79%,
01/20/33 ..................... 2,500 2,511,500
Harvest CLO XVI DAC, Series 16X, Class ER,
(3-mo. EURIBOR at 5.57% Floor + 5.57%),
9.48%, 10/15/31
(a)(c)
................ EUR 235 251,891
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Harvest CLO XXXII DAC, Series 32X, Class D,
(3-mo. EURIBOR at 3.60% Floor + 3.60%),
7.30%, 07/25/37
(a)(c)
................ EUR 418 $ 447,657
H enley CLO IV DAC, Series 4X, Class E,
(3-mo. EURIBOR at 5.25% Floor + 5.25%),
9.13%, 04/25/34
(a)(c)
................ 300 319,349
Henley CLO X DAC, Series 10X, Class D,
(3-mo. EURIBOR at 3.75% Floor + 3.75%),
7.49%, 07/20/37
(a)(c)
................ 242 262,914
Invesco CLO Ltd.
(a)(b)
Series 2021-2A, Class D, (3-mo. CME Term
SOFR at 2.90% Floor + 3.16%), 8.49%,
07/15/34 ..................... USD 500 500,560
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 7.12%,
04/20/35 ..................... 3,125 3,119,907
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.15% Floor + 2.15%), 7.47%,
04/20/35 ..................... 5,000 5,000,709
Invesco Euro CLO III DAC, Series 3X, Class F,
(3-mo. EURIBOR at 8.07% Floor + 8.07%),
11.98%, 07/15/32
(a)(c)
............... EUR 165 172,802
Invitation Homes Trust, Series 2018-SFR4,
Class A, (1-mo. CME Term SOFR at 1.10%
Floor + 1.21%), 6.54%, 01/17/38
(a)(b)
..... USD 2,603 2,606,074
J.P. Morgan Mortgage Acquisition Trust, Series
2006-CH1, Class M7, (1-mo. CME Term
SOFR at 1.20% Floor + 1.31%) , 6.66%,
07/25/36
(a)
...................... 2,975 2,540,679
Juniper Valley Park CLO Ltd.
(a)(b)
Series 2023-1A, Class A1, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 7.17%,
07/20/35 ..................... 2,650 2,668,785
Series 2023-1A, Class AR, (3-mo. CME
Term SOFR at 1.25% Floor + 1.25%),
0.00%, 07/20/36 ................ 2,650 2,650,000
KKR CLO 18 Ltd., Series 18, Class CR, (3-mo.
CME Term SOFR at 2.10% Floor + 2.36%),
7.69%, 07/18/30
(a)(b)
................ 8,050 8,059,201
KKR CLO 27 Ltd.
(a)(b)
Series 27A, Class BR, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 7.18%,
10/15/32 ..................... 4,250 4,251,058
Series 27A, Class CR, (3-mo. CME Term
SOFR at 2.25% Floor + 2.25%), 7.58%,
10/15/32 ..................... 1,450 1,452,303
KKR CLO 35 Ltd., Series 35A, Class B, (3-mo.
CME Term SOFR at 1.70% Floor + 1.96%),
7.29%, 10/20/34
(a)(b)
................ 3,657 3,658,982
KKR CLO 41 Ltd., Series 2022-41A, Class D,
(3-mo. CME Term SOFR at 3.25% Floor +
3.25%), 8.58%, 04/15/35
(a)(b)
.......... 5,250 5,149,848
LCM XXV Ltd., Series 25A, Class B2, (3-mo.
CME Term SOFR at 1.65% Floor + 1.91%),
7.24%, 07/20/30
(a)(b)
................ 350 350,384
Lehman XS Trust, Series 2007-20N, Class A1,
(1-mo. CME Term SOFR at 0.00% Floor +
2.41%), 7.76%, 12/25/37
(a)
........... 5,419 5,134,811
Long Beach Mortgage Loan Trust
(a)
Series 2005-3, Class 1A, (1-mo. CME Term
SOFR at 0.52% Floor + 0.63%), 5.98%,
08/25/45 ..................... 1,499 1,439,340
Series 2006-4, Class 1A, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 5.76%,
05/25/36 ..................... 20,457 10,604,778

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2006-6, Class 2A3, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 5.76%,
07/25/36 ..................... USD 5,635 $ 2,137,004
Series 2006-7, Class 1A, (1 -mo. CME Term
SOFR at 0.31% Floor + 0.42%), 5.77%,
08/25/36 ..................... 6,041 3,048,147
Series 2006-WL3, Class 2A4, (1-mo. CME
Term SOFR at 0.60% Floor + 0.71%),
6.06%, 01/25/36 ................ 1,313 1,138,657
Madison Park Funding XLVI Ltd., Series 2020-
46A, Class B1R, (3-mo. CME Term SOFR at
1.65% Floor + 1.91%), 7.24%, 10/15/34
(a)(b)
750 752,733
Madison Park Funding XX Ltd.
(a)(b)
Series 2016-20A, Class CR, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
7.49%, 07/27/30 ................ 4,080 4,059,081
Series 2016-20A, Class DR, (3-mo. CME
Term SOFR at 0.00% Floor + 3.26%),
8.59%, 07/27/30 ................ 1,315 1,317,021
Madison Park Funding XXIX Ltd., Series 2018-
29A, Class CR, (3-mo. CME Term SOFR at
2.25% Floor + 2.25%), 7.58%, 10/18/30
(a)(b)
5,450 5,455,078
Madison Park Funding XXVII Ltd.
(a)(b)
Series 2018-27A, Class B, (3-mo. CME Term
SOFR at 0.26% Floor + 2.06%), 7.39%,
04/20/30 ..................... 1,600 1,599,361
Series 2018-27A, Class C, (3-mo. CME Term
SOFR at 0.26% Floor + 2.86%), 8.19%,
04/20/30 ..................... 1,000 1,000,245
Madison Park Funding XXXIII Ltd.
(a)(b)
Series 2019-33A, Class BR, (3-mo. CME
Term SOFR at 1.80% Floor + 1.80%),
7.13%, 10/15/32 ................ 6,000 5,995,999
Series 2019-33A, Class CR, (3-mo. CME
Term SOFR at 2.20% Floor + 2.20%),
7.53%, 10/15/32 ................ 4,750 4,758,521
Series 2019-33A, Class DR, (3-mo. CME
Term SOFR at 3.10% Floor + 3.10%),
8.43%, 10/15/32 ................ 2,000 2,004,674
Madison Park Funding XXXIV Ltd., Series
2019-34A, Class DR, (3-mo. CME Term
SOFR at 3.35% Floor + 3.61%), 8.94%,
04/25/32
(a)(b)
..................... 2,250 2,260,260
Marathon CLO Ltd., Series 2020-15A, Class
A1R3, (3-mo. CME Term SOFR at 1.45%
Floor + 1.45%), 0.00%, 08/15/37
(a)(b)
..... 5,000 5,000,000
Marble Point CLO XI Ltd., Series 2017-2A,
Class B, (3-mo. CME Term SOFR at 1.50%
Floor + 1.76%), 7.09%, 12/18/30
(a )(b)
..... 1,500 1,501,456
Margay CLO I DAC, Series 1X, Class D, (3-mo.
EURIBOR at 6.40% Floor + 6.40%), 10.31%,
07/15/36
(a)(c)
..................... EUR 100 110,201
Marino Park CLO DAC, Series 1X, Class D,
(3-mo. EURIBOR at 5.67% Floor + 5.67%),
9.59%, 01/16/34
(a)(c)
................ 100 107,292
MASTR Asset-Backed Securities Trust, Series
2006-AM2, Class A4, (1-mo. CME Term
SOFR at 0.52% Floor + 0.63%), 5.98%,
06/25/36
(a)(b)
..................... USD 1,781 1,601,937
MidOcean Credit CLO XII Ltd., Series 2023-
12A, Class DR, (3-mo. CME Term SOFR at
3.75% Floor + 3.7 5%), 9.08%, 04/18/36
(a)(b)
2,500 2,519,799
MidOcean Credit CLO XIV Ltd., Series 2024-
14A, Class A1, (3-mo. CME Term SOFR at
1.58% Floor + 1.58%), 6.87%, 04/15/37
(a)(b)
10,000 10,078,427
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Milos CLO Ltd., Series 2017-1A, Class BR,
(3-mo. C ME Term SOFR at 1.55% Floor +
1.81%), 7.14%, 10/20/30
(a)(b)
.......... USD 5,862 $ 5,860,051
Morgan Stanley Mortgage Loan Trust, Series
2007-1XS, Class 2A3, 6.42%, 09/25/46
(d)
.. 582 120,215
Neuberger Berman CLO XVIII Ltd., Series
2014-18A, Class CR2, (3-mo. CME Term
SOFR at 0.00% Floor + 3.26%), 8.59%,
10/21/30
(a)(b)
..................... 1,250 1,250,375
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class ERR, (3-mo. CME Term SOFR at
6.50% Floor + 6.76% ), 12.09%, 07/15/34
(a)(b)
2,600 2,611,203
Neuberger Berman CLO XXI Ltd., Series 2016-
21A, Class DR2, (3-mo. CME Term SOFR at
3.30% Floor + 3.56%), 8.89%, 04/20/34
(a)(b)
1,000 1,003,242
Neuberger Berman Loan Advisers CLO 29 Ltd.,
Series 2018-29A, Class D, (3-mo. CME Term
SOFR at 3.10% Floor + 3.36%), 8.69%,
10/19/31
(a)(b)
..................... 500 501,229
Neuberger Berman Loan Advisers CLO 36
Ltd., Series 2020-36A, Class BR2, (3-mo.
CME Term SOFR at 1.80% Floor + 1.80%),
7.12%, 04/20/33
(a)(b)
................ 1,700 1,698,203
Neuberger Berman Loan Advisers CLO 37
Ltd., Series 2020-37A, Class CR, (3-mo.
CME Term SOFR at 1.80% Floor + 2.06%),
7.39%, 07/20/31
(a)(b)
................ 1,563 1,561,549
Neuberger Berman Loan Advisers CLO 40 Ltd.,
Series 2021-40A, Class C, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.34%,
04/16/33
(a)(b)
..................... 1,000 1,000,983
Neuberger Berman Loan Advisers CLO 43 Ltd.,
Series 2021-43A, Class A, (3-mo. CME Term
SOFR at 1.13% Floor + 1.39%), 6.71%,
07/17/35
(a)(b)
..................... 2,750 2,754,150
Neuberger Berman Loan Advisers CLO 45 Ltd.,
Series 2021-45A, Class A, (3-mo. CME Term
SOFR a t 1.13% Floor + 1.39%), 6.72%,
10/14/35
(a)(b)
..................... 12,250 12,277,484
Neuberger Berman Loan Advisers Euro CLO,
Series 2021-1X, Class E, (3-mo. EURIBOR
at 5.52% Floor + 5.52%), 9.41%, 04/17/34
(a)
(c)
............................ EUR 188 201,851
Neuberger Berman Loan Advisers E uro CLO
6 DAC, Series 2024-6X, Class D, (3-mo.
EURIBOR at 3.75% Floor + 3.75%), 7.49%,
07/15/37
(a)(c)
..................... 293 315,734
New Residential Mortgage Loan Trust, Series
2022-SFR2, Class F, 4.00%, 09/04/39
(b)
... USD 5,006 4,308,575
Newark BSL CLO 1 Ltd., Series 2016-1A, Class
A1R, (3-mo. CME Term SOFR at 1.10%
Floor + 1.36%), 6.69%, 12/21/29
(a)(b)
..... 2,927 2,930,209
NYACK Park CLO Ltd.
(a)(b)
Series 2021-1A, Class A, (3-mo. CME Term
SOFR at 1.38% Floor + 1.38%), 6.71%,
10/20/34 ..................... 4,418 4,426,603
Series 2021-1A, Class C, (3-mo. CME Term
SOFR at 2.21% Floor + 2.21%), 7.54%,
10/20/34 ..................... 2,500 2,505,254
Oaktree CLO Ltd.
(a)(b)
Series 2019-3A, Class BR, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
7.34%, 10/20/34 ................ 11,000 11,011,562
Series 2020-1A, Class BR, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
7.24%, 07/15/34 ................ 3,500 3,509,350

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-2A, Class A, (3-mo. CME Term
SOFR at 1.18% Floor + 1.44%), 6.77%,
01/15/35 ..................... USD 1,000 $ 1,000,615
Series 2024-26A, Class B, (3-mo. CME Term
SOFR at 1.95% Floor + 1.95%), 7.28%,
04/20/37 ..................... 3,000 2,999,603
Oakwood Mortgage Investors, Inc.
Series 1998-D, Class M1, 7.42%, 01/15/29
(b)
333 323,427
Series 1999-C, Class A2, 7.48%, 08/15/27 . 1,831 1,424,244
Series 2001-D, Class A3, 5.90%, 09/17/31
(a)
283 124,106
OCP CLO Ltd.
(a)(b)
Series 2015-10A, Class CR2, (3-mo. CME
Term SOFR at 2.31% Floor + 2.31%),
7.64%, 01/26/34 ................ 3,700 3,709,259
Series 2015-10A, Class DR2, (3-mo. CME
Term SOFR at 3.21% Floor + 3.21%),
8.54%, 01/26/34 ................ 2,000 1,992,249
Series 2016-11A, Class A1R2, (3-mo. CME
Term SOFR at 1.42% Floor + 1.42%),
6.74%, 04/26/36 ................ 1,000 1,000,950
Series 2018-15A, Class A3, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.29%, 07/20/31 ................ 1,000 1,000,713
Series 2019-16A, Class CR, (3-mo. CME
Term SOFR at 2.11% Floor + 2.11%),
7.41%, 04/10/33 ................ 2,500 2,478,852
Series 2019-17A, Class CR, (3-mo. CME
Term SOFR at 2.26% Floor + 2.26%),
7.59%, 07/20/32 ................ 6,000 6,006,822
Series 2019-17A, Class CR2, (3-mo. CME
Term SOFR at 2.00% Floor + 2.00%),
0.00%, 07/20/37 ................ 1,000 1,000,000
Series 2020-19A, Class CR, (3-mo. CME
Term SOFR at 2.10% Floor + 2.36%),
7.69%, 10/20/34 ................ 7,500 7,512,951
Series 2020-20A, Class B1R, (3-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
7.24%, 04/18/37 ................ 8,000 8,075,373
Series 2021-22A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.31%), 7.64%,
12/02/34 ..................... 4,500 4,507,065
Series 2021-22A, Class D, (3-mo. CME Term
SOFR at 3.10% Floor + 3.36%), 8.69%,
12/02/34 ..................... 1,250 1,253,252
OCP Euro CLO DAC
(a)(c)
Series 2017-2X, Class E, (3-mo. EURIBOR
at 5.00% Floor + 5.00%), 8.91%,
01/15/32 ..................... EUR 298 320,477
Series 2017-2X, Class F, (3-mo. EURIBOR
at 6.40% Floor + 6.40%), 10.31%,
01/15/32 ..................... 200 215,116
Octagon Investment Partners 26 Ltd.
(a)(b)
Series 2016-1A, Class BR, (3-mo. CME
Term SOFR at 0.26% Floor + 1.86%),
7.19%, 07/15/30 ................ USD 6,000 6,016,662
Series 2016-1A, Class CR, (3-mo. CME
Term SOFR at 2.06% Floor + 2.06%),
7.39%, 07/15/30 ................ 2,250 2,231,517
Octagon Investment Partners 34 Ltd., Series
2017-1A, Class B1, (3-mo. CME Term SOFR
at 1.40% Floor + 1.66%), 6.99%, 01/20/30
(a)
(b)
............................ 2,000 2,002,082
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Octagon Investment Partners 35 Ltd., Series
2018-1A, Class C, (3-mo. CME Term SOFR
at 2.60% Floor + 2.86%), 8.19%, 01/20/31
(a)
(b)
............................ USD 1,000 $ 985,124
Octagon Investment Partners 40 Ltd., Series
2019-1A, Class C1R, (3-mo. CME Term
SOFR at 2.15% Floor + 2.41%), 7.74%,
01/20/35
(a)(b)
..................... 3,000 3,005,867
Octagon Investment Partners 41 Ltd.
(a)(b)
Series 2019-2A, Class B1R, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.29%, 10/15/33 ................ 8,500 8,502,119
Series 2019-2A, Class CR, (3-mo. CME
Term SOFR at 2.15% Floor + 2.41%),
7.74%, 10/15/33 ................ 3,800 3,808,682
Octagon Loan Funding Ltd.
(a)(b)
Series 2014-1A, Class ARR, (3-mo. CME
Term SOFR at 1.18% Floor + 1.44%),
6.77%, 11/18/31 ................ 12,389 12,404,623
Series 2014-1A, Class BRR, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.29%, 11/18/31 ................ 1,500 1,501,444
OHA Credit Funding 1 Ltd., Series 2018-1A,
Class CR, (3-mo. CME Term SOFR at 2.45%
Floor + 2.45%), 7.76%, 04/20/37
(a)(b)
..... 1,000 1,013 ,506
OHA Credit Funding 10 Ltd., Series 2021-10A,
Class B, (3-mo. CME Term SOFR at 1.65%
Floor + 1.91%), 7.24%, 01/18/36
(a)(b)
..... 2,000 2,014,075
OHA Credit Funding 2 Ltd.
(a)(b)
Series 2019-2A, Class CR, (3-mo. CME
Term SOFR at 2.20% Floor + 2.46%),
7.79%, 04/21/34 ................ 1,500 1,503,248
Series 2019-2A, Class DR, (3-mo. CME
Term SOFR at 3.30% Floor + 3.56%),
8.89%, 04/21/34 ................ 1,000 1,003,471
OHA Credit Funding 3 Ltd., S eries 2019-3A,
Class AR, (3-mo. CME Term SOFR at 1.14%
Floor + 1.40%), 6.73%, 07/02/35
(a)(b)
..... 2,000 2,002,507
OHA Credit Funding 6 Ltd.
(a)(b)
Series 2020-6A, Class BR, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
7.24%, 07/20/34 ................ 5,000 5,032,871
Series 2020-6A, Class DR, (3-mo. CME
Term SOFR at 3.15% Floor + 3.41%),
8.74%, 07/20/34 ................ 1,000 1,002,535
OHA Credit Funding 9 Ltd., Series 2021-9A,
Class D, (3-mo. CME Term SOFR at 2.95%
Floor + 3.21%), 8.54%, 07/19/35
(a)(b)
..... 500 501,025
OHA Credit Partners VII Ltd., Series 2012-7A,
Class D1R3, (3-mo. CME Term SOFR at
2.90% Floor + 3.16%), 8.49%, 02/20/34
(a)(b)
5,970 5,979,178
OHA Credit Partners XI Ltd.
(a)(b)
Series 2015-11A, Class B1R2, (3-mo. CME
Term SOFR at 1.80% Floor + 1.80%),
7.12%, 04/20/37 ................ 1,750 1,760,764
Series 2015-11A, Class D1R2, (3-mo. CME
Term SOFR at 3.10% Floor + 3.10%),
8.42%, 04/20/37 ................ 2,000 2,000,811
OHA Credit Partners XII Ltd.
(a)(b)
Series 2015-12A, Class B1R2, (3-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
7.28%, 04/23/37 ................ 2,000 2,008,524
Series 2015-12A, Class CR2, (3-mo. CME
Term SOFR at 2.40% Floor + 2.40%),
7.73%, 04/23/37 ................ 2,000 2,026,434

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
OHA Credit Partners XIV Ltd.
(a)(b)
Series 2017-14A, Class B, (3-mo. CME Term
SOFR at 0.00% Floor + 1.76%), 7.09%,
01/21/30 ..................... USD 1,000 $ 1,000,500
Series 2017-14A, Class B1R, (3-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
0.00%, 07/21/37 ................ 3,000 3,000,000
Series 2017-14A, Class C, (3-mo. CME Term
SOFR at 0.00% Floor + 2.06%), 7.39%,
01/21/30 ..................... 1,500 1,502,719
OHA Credit Partners XVI, S eries 2021-16A,
Class A, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 6.74%, 10/18/34
(a)(b)
..... 13,500 13,515,810
OHA Loan Funding Ltd.
(a)(b)
Series 2013-1A, Class B1R3, (3-mo. CME
Term SOFR at 1.90% Floor + 1.90%),
7.22%, 04/23/37 ................ 1,000 1,009,298
Series 2015-1A, Class DR3, (3-mo. CME
Term SOFR at 3.20% Floor + 3.46%),
8.79%, 01/19/37 ................ 4,750 4,752,812
Series 2016-1A, Class CR2, (3-mo. CME
Term SOFR at 2.10% Floor + 2.10%),
7.44%, 07/20/37 ................ 3,265 3,262,701
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class BR3, (3-mo. CME
Term SOFR at 2.11% Floor + 2.11%),
7.43%, 10/17/31 ................ 2,950 2,955,631
Series 2014-1A, Class A2R2, (3-mo. CME
Term SOFR at 1.45% Floor + 1.71%),
7.03%, 01/17/31 ................ 6,650 6,651,658
Series 2015-2A, Class A1R2, (3-mo. CME
Term SOFR at 1.10% Floor + 1.36%),
6.69%, 07/20/30 ................ 3,436 3,439,157
Series 2019-1A, Class A1R, (3-mo. CME
Term SOFR at 1.41% Floor + 1.41%),
6.73%, 11/14/34 ................ 7,000 7,007,484
Series 2019-1A, Class A2R, (3-mo. CME
Term SOFR at 1.96% Floor + 1.96%),
7.28%, 11/14/34 ................ 7,000 7,014,530
Series 2019-1A, Class BR, (3-mo. CME
Term SOFR at 2.26% Floor + 2.26%),
7.58%, 11/14/34 ................ 2,500 2,505,508
Series 2019-1A, Class CR, (3-mo. CME
Term SOFR at 3.31% Floor + 3.31%),
8.63%, 11/14/34 ................ 3,750 3,759,728
Series 2020-3A, Class BR2, (3-mo. CME
Term SOFR at 2.65% Floor + 2.65%),
7.97%, 11/15/36 ................ 2,000 2,022,553
Series 2021-1A, Class B, (3-mo. CME Term
SOFR at 1.96% Floor + 1.96%), 7.29%,
04/20/34 ..................... 7,000 7,005,237
Series 2021-2A, Class C, (3- mo. CME Term
SOFR at 2.06% Floor + 2.06%), 7.39%,
07/15/34 ..................... 2,000 2,004,147
Series 2021-2A, Class D, (3-mo. CME Term
SOFR at 3.16% Floor + 3.16%), 8.49%,
07/15/34 ..................... 4,000 4,014,038
Series 2021-3A, Class B, (3-mo. CME Term
SOFR at 1.91% Floor + 1.91%), 7.24%,
01/15/35 ..................... 7,000 7,029,162
Series 2021-3A, Class C, (3-mo. CME Term
SOFR at 2.21% Floor + 2.21%), 7.54%,
01/15/35 ..................... 5,000 5,009,113
Series 2021-3A, Class D, (3-mo . CME Term
SOFR at 3.21% Floor + 3.21%), 8.54%,
01/15/35 ..................... 2,000 2,003,226
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-4A, Class B, (3-mo. CME Term
SOFR at 1.91% Floor + 1.91%), 7.24%,
10/15/34 ..................... USD 7,250 $ 7,277,465
Series 2021-4A, Class C, (3-mo. CME Term
SOFR at 2.21% Floor + 2.21%), 7.54%,
10/15/34 ..................... 4,850 4,863,653
Series 2021-4A, Class D, (3-mo. CME Term
SOFR at 3.21% Floor + 3.21%), 8.54%,
10/15/34 ..................... 7,000 7,011,096
Series 2022-1A, Class B, (3-mo . CME Term
SOFR at 1.80% Floor + 1.80%), 7.12%,
04/20/35 ..................... 1,000 1,003,150
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.05%), 7.37%,
04/20/35 ..................... 3,500 3,505,813
Series 2022-1A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.05%), 8.37%,
04/20/35 ..................... 3,250 3,257,012
Palmer Square European CLO DAC
(a)(c)
Series 2022-2X, Class DR, (3-mo. EURIBOR
at 4.00% Floor + 4.00%), 7.91%,
01/15/38 ..................... EUR 373 404,665
Series 2023-1X, Class D, (3-mo. EURIBOR
at 6.20% Floor + 6.20%), 10.11%,
07/15/36 ..................... 276 301,493
Park Avenue Institutional Advisers CLO Ltd.
(a)(b)
Series 2016-1A, Class A2R, (3-mo. CME
Term SOFR at 1.80% Floor + 2.06%),
7.39%, 08/23/31 ................ USD 2,600 2,609,119
Series 2018-1A, Class A2R, (3-mo. CME
Term SOFR at 1.60% Floor + 1.86%),
7.19%, 10/20/31 ................ 4,700 4,716,346
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.25% Floor + 2.51%), 7.84%,
07/15/34 ..................... 6,000 6,012,629
Penta CLO DAC, Series 2024-17X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
0.00%, 08/15/38
(a)(c)
................ EUR 459 491,566
Pikes Peak CLO 2
(a)(b)
Series 2018-2A, Class B1R, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
7.34%, 10/18/34 ................ USD 5,000 5,017,828
Series 2018-2A, Class CR, (3-mo. CME
Term SOFR at 2.25% Floor + 2.51%),
7.84%, 10/18/34 ................ 2,350 2,353,886
Pikes Peak CLO 3, Series 2019-3A, Class
BRR, (3-mo. CME Term SOFR at 1.70%
Floor + 1.96%), 7.29%, 10/25/34
(a)(b)
..... 1,600 1,607,063
Pikes Peak CLO 6
(a)(b)
Series 2020-6A, Class AR2, (3-mo. CME
Term SOFR at 1.17% Floor + 1.43%),
6.76%, 05/18/34 ................ 2,000 2,001,385
Series 2020-6A, Class BR2, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.29%, 05/18/34 ................ 1,000 1,005,121
Pikes Peak CLO 8, Series 2021-8A, Class B,
(3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 7.34%, 07/20/34
(a)(b)
.......... 2,000 2,012,897
Pikes Peak CLO 9, Series 2021-9A, Class B,
(3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 7.34%, 10/27/34
(a)(b)
.......... 7,0 00 7,051,168
Post CLO Ltd.
(a)(b)
Series 2021-1A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.34%,
10/15/34 ..................... 10,000 10,035,049

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-1A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 7.79%,
10/15/34 ..................... USD 3,500 $ 3,501,970
Series 2021-1A, Class D, (3-mo. CME Term
SOFR at 3.30% Floor + 3.56%), 8.89%,
10/15/34 ..................... 1,200 1,184,800
Series 2022-1A, Class D, (3-mo. CME Term
SOFR at 3.20% Floor + 3.20%), 8.52%,
04/20/35 ..................... 1,750 1,732,615
PPM CLO 4 Ltd.
(a)(b)
Series 2020-4A, Class AR, (3-mo. CME
Term SOFR at 1.19% Floor + 1.45%),
6.78%, 10/18/34 ................ 6,000 6,020,712
Series 2020-4A, Class BR, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
7.24%, 10/18/34 ................ 3,000 3,006,081
Prima Capital CRE Securitization Ltd., Series
2015-4A, Class C, 4.00%, 08/24/49
(b)
.... 2,191 2,171,092
Progress Residential Trust
(b)
Series 2021-SFR10, Class G, 4.86%,
12/17/40 ..................... 5,826 4,936,360
Series 2021-SFR8, Class G, 4.01%,
10/17/38 ..................... 10,000 8,935,740
Series 2022-SFR5, Class E1, 6.62%,
06/17/39 ..................... 2,000 1,982,903
Providus CLO V DAC, Series 5X, Class D,
(3-mo. EURIBOR at 2.95% Floor + 2.95%),
6.78%, 02/15/35
(a)(c)
................ EUR 500 530,616
Rad CLO 2 Ltd.
(a)(b)
Series 2018-2A, Class AR, (3-mo. CME
Term SOFR at 1.08% Floor + 1.34%),
6.67%, 10/15/31 ................ USD 4,002 4,003,738
Series 2018-2A, Class BR, (3-mo. CME
Term SOFR at 1.50% Floor + 1.76%),
7.09%, 10/15/31 ................ 5,000 5,002,389
Rad CLO 22 Ltd., Series 2023-22A, Class A1,
(3-mo. CME Term SOFR at 1.83% Floor +
1.83%), 7.20%, 01/20/37
(a)(b)
.......... 1,730 1,744,318
Rad CLO 3 Ltd.
(a)(b)
Series 2019-3A, Class A, (3-mo. CME Term
SOFR at 1.48% Floor + 1.74%), 7.07%,
04/15/32 ..................... 14,117 14,146,330
Series 2019-3A, Class BR, (3-mo. CME
Term SOFR at 1.55% Floor + 1.81%),
7.14%, 04/15/32 ................ 4,000 4,007,050
Rad CLO 5 Ltd., Series 2019-5A, Class BR,
(3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 7.28%, 07/24/32
(a)(b)
.......... 3,000 3,006,526
Rad CLO 7 Ltd., Series 2020-7A, Class A1R,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 6.67%, 04/17/36
(a)(b)
.......... 1,00 0 1,001,000
Rad CLO 9 Ltd., Series 2020-9A, Class A1,
(3-mo. CME Term SOFR at 1.40% Floor +
1.66%), 6.99%, 01/15/34
(a)(b)
.......... 1,250 1,251,792
Rad CLO 10 Ltd.
(a)(b)
Series 2021-10A, Class C, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.34%,
04/23/34 ..................... 3,750 3,759,800
Series 2021-10A, Class D, (3-mo. CME Term
SOFR at 2.75% Floor + 3.01%), 8.34%,
04/23/34 ..................... 2,000 2,002,643
Rad CLO 12 Ltd.
(a)(b)
Series 2021-12A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.31%), 7.64%,
10/30/34 ..................... 1,375 1,377,309
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-12A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.31%), 8.64%,
10/30/34 ..................... USD 3,375 $ 3,379,394
Rad CLO 14 Ltd.
(a)(b)
Series 2021-14A, Class C, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 7.59%,
01/15/35 ..................... 3,500 3,505,512
Series 2021-14A, Class D, (3-mo. CME Term
SOFR at 3.00% Floor + 3.26%), 8.59%,
01/15/35 ..................... 1,000 996,099
Rad CLO 15 Ltd.
(a)(b)
Series 2021-15A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.91%), 7.24%,
01/20/34 ..................... 7,250 7,262,317
Series 2021-15A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.31%), 7.64%,
01/20/34 ..................... 1,650 1,651,858
Series 2021-15A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.31%), 8.64%,
01/20/34 ..................... 2,900 2,908,384
Rad CLO 18 Ltd., Series 2023-18A, Class A1,
(3-mo. CME Term SOFR at 1.95% Floor +
1.95%), 7.28%, 04/15/36
(a)(b)
.......... 3,750 3,781,035
Regatta VI Funding Ltd., Series 2016-1A, Class
CR2, (3-mo. CME Term SOFR at 2.15%
Floor + 2.41%), 7.74%, 04/20/34
(a)(b)
..... 1,000 1,002,076
Regatta VII Funding Ltd., Series 2016-1A,
Class CR2, (3-mo. CME Term SOFR at
2.05% Floor + 2.31%), 7.66%, 06/2 0/34
(a)(b)
750 751,858
Regatta XII Funding Ltd., Series 2019-1A,
Class AR, (3-mo. CME Term SOFR at 1.10%
Floor + 1.36%), 6.69%, 10/15/32
(a)(b)
..... 10,000 10,021,384
Regatta XIII Funding Ltd., Series 2018-2A,
Class B, (3-mo. CME Term SOFR at 0.00%
Floor + 2.36%), 7.69%, 07/15/31
(a)(b)
..... 1,250 1,251,778
Regatta XVI Funding Ltd., Series 2019-2A,
Class B, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 7.64%, 01/15/33
(a)(b)
..... 6,700 6,738,230
Regatta XVII Funding Ltd., Series 2020-1A,
Class C, (3-mo. CME Term SOFR at 2.55%
Floor + 2.81%), 8.14%, 10/15/ 33
(a)(b)
..... 500 501,041
Regatta XXIII Funding Ltd.
(a)(b)
Series 2021-4A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.31%), 7.64%,
01/20/35 ..................... 3,000 3,005,400
Series 2021-4A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.31%), 8.64%,
01/20/35 ..................... 2,000 2,004,222
Regatta XXIV Funding Ltd., Series 2021-5A,
Class A1, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 6.74%, 01/20/35
(a)(b)
..... 5,500 5,503,096
Regatta XXVIII Funding Ltd., Series 2024-2A,
Class A1, (3-mo. CME Term SOFR at 1.55%
Floor + 1.55%), 6.87%, 0 4/25/37
(a)(b)
..... 2,500 2,508,750
Riserva CLO Ltd., Series 2016-3A, Class CRR,
(3-mo. CME Term SOFR at 1.80% Floor +
2.06%), 7.39%, 01/18/34
(a)(b)
.......... 1,000 999,504
Rockfield Park CLO DAC
(a)(c)
Series 1X, Class C, (3-mo. EURIBOR at
3.00% Floor + 3.00%), 6.18%, 07/16/34 EUR 400 425,460
Series 1X, Class D, (3-mo. EURIBOR at
5.95% Floor + 5.95%), 9.87%, 07/16/34 357 386,333

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class BR2A, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
7.24%, 04/20/34 ................ USD 3,500 $ 3,497,855
Series 2017-3A, Class C, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 7.39%,
10/20/30 ..................... 2,300 2,302,808
Series 2018-1A, Class B, (3 -mo. CME Term
SOFR at 1.72% Floor + 1.98%), 7.31%,
05/20/31 ..................... 1,000 1,001,837
Series 2018-2A, Class A, (3-mo. CME Term
SOFR at 1.16% Floor + 1.42%), 6.75%,
10/20/31 ..................... 2,927 2,929,596
Series 2018-2A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 7.39%,
10/20/31 ..................... 1,125 1,127,159
Series 2018-2A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 7.79%,
10/20/31 ..................... 700 701,023
Series 2019-2A, Class CR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.59%, 08/20/32 ................ 5,500 5,508,794
Series 2021-2A, Class C, (3-mo. C ME Term
SOFR at 2.10% Floor + 2.36%), 7.69%,
07/20/34 ..................... 2,000 2,002,431
Series 2021-2A, Class D, (3-mo. CME Term
SOFR at 3.25% Floor + 3.51%), 8.84%,
07/20/34 ..................... 1,250 1,251,896
Series 2021-3A, Class C, (3-mo. CME Term
SOFR at 2.15% Floor + 2.41%), 7.74%,
10/20/34 ..................... 3,000 3,004,616
RR 14 Ltd., Series 2021-14A, Class A1, (3-mo.
CME Term SOFR at 1.38% Floor + 1.38%),
6.71%, 04/15/36
(a)(b)
................ 1,500 1,502,764
RR 20 Ltd. , Series 2022-20A, Class B, (3-mo.
CME Term SOFR at 2.50% Floor + 2.50%),
7.83%, 07/15/37
(a)(b)
................ 1,000 1,002,494
RR 28 Ltd., Series 2024-28RA, Class A1R,
(3-mo. CME Term SOFR at 1.55% Floor +
1.55%), 6.84%, 04/15/37
(a)(b)
.......... 7,500 7,505,144
RRX 4 Ltd.
(a)(b)
Series 2021-4A, Class A1, (3-mo. CME Term
SOFR at 1.20% Floor + 1.46%), 6.79%,
07/15/34 ..................... 11,000 11,033,470
Series 2021-4A, Class A2, (3-mo. CME Term
SOFR at 1.85% Floor + 2.11%), 7.44%,
07/15/34 ..................... 1,250 1,261,281
Signal Peak CLO 1 Ltd., Series 2014-1A, Class
BR3, (3-mo. CME Term SOFR at 1.80%
Floor + 2.06%), 7.38%, 04/17/34
(a)(b)
..... 630 629,673
Signal Peak CLO 10 Ltd.
(a)(b)
Series 2021-9A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 7.29%,
07/21/34 ..................... 9,500 9,494,962
Series 2021-9A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.31%), 7.64%,
07/21/34 ..................... 2,000 2,003,691
Signal Peak CLO 4 Ltd.
(a)(b)
Series 2017-4A, Class CR, (3-mo. CME
Term SOFR at 2.41% Floor + 2.41%),
7.74%, 10/26/34 ................ 5,000 5,004,660
Series 2017-4A, Class DR, (3-mo. CME
Term SOFR at 3.46% Floor + 3.46%),
8.79%, 10/26/34 ................ 2,300 2,239,737
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Signal Peak CLO 7 Ltd.
(a)(b)
Series 2019-1A, Class A, (3-mo. CME Term
SOFR at 1.50% Floor + 1.76%), 7.09%,
04/30/32 ..................... USD 5,000 $ 5,012,575
Series 2019-1A, Class B, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 7.59%,
04/30/32 ..................... 5,380 5,416,865
Silver Point CLO 4 Ltd., Series 2024-4A, Class
A1, (3-mo. CME Term SOFR at 1.63% Floor
+ 1.63%), 6.89%, 04/15/37
(a)(b)
......... 5,000 5,035,404
Sixth Street CLO XIX Ltd.
(a)(b)
Series 2021-19A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 7.29%,
07/20/34 ..................... 3,000 3,012,168
Series 2021-19A, Class C, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 7.59%,
07/20/34 ..................... 1,000 1,001,688
Series 2021-19A, Class D, (3-mo. CME Term
SOFR at 3.00% Floor + 3.26%), 8.59%,
07/20/34 ..................... 4,000 4,002,877
Sixth Street CLO XVII Ltd.
(a)(b)
Series 2021-17A, Class A, (3-mo. CME Term
SOFR at 1.24% Floor + 1.50%), 6.83%,
01/20/34 ..................... 8,500 8,502,547
Series 2021-17A, Class B, (3-mo. CME Term
SOFR at 1.55% Floor + 1.81%), 7.14%,
01/20/34 ..................... 7,000 7,004,771
Sixth Street CLO XVIII Ltd., Series 2021-18A,
Class D, (3-mo. CME Term SOFR at 2.90%
Floor + 3.16%), 8.49%, 04/20/34
(a)(b)
..... 1,755 1,75 6,791
Sound Point CLO XXIII Ltd., Series 2019-2A,
Class CR, (3-mo. CME Term SOFR at 2.25%
Floor + 2.51%), 7.84%, 07/15/34
(a)(b)
..... 2,250 2,251,090
Sound Point CLO XXIX Ltd., Series 2021-1A,
Class B1, (3-mo. CME Term SOFR at 1.96%
Floor + 1.96%), 7.29%, 04/25/34
(a)(b)
..... 3,350 3,352,709
Sound Point CLO XXXIII Ltd., Series 2022-1A,
Class B, (3-mo. CME Term SOFR at 1.90%
Floor + 1.90%), 7.22%, 04 /25/35
(a)(b)
..... 5,200 5,184,476
Southwick Park CLO LLC, Series 2019-4A,
Class A1R, (3-mo. CME Term SOFR at
1.32% Floor + 1.32%), 6.65%, 07/20/32
(a)(b)
2,000 2,001,600
Structured Asset Securities Corp. Mortgage
Loan Trust
(a)
Series 2006-BC3, Class A1, (1-mo. CME
Term SOFR at 0.32% Floor + 0.43%),
5.78%, 10/25/36 ................ 4,919 3,304,368
Series 2007-MN1A, Class A1, (1-mo. CME
Term SOFR at 0.23% Floor + 0.34%),
5.69%, 01/25/37
(b)
............... 1,328 754,833
Sycamore Tree CLO Ltd.
(a)(b)
Series 2023-3A, Class A1R, (3-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
6.97%, 04/20/37 ................ 9,000 9,063,890
Series 2023-3A, Class CR, (3-mo. CME
Term SOFR at 2.60% Floor + 2.60%),
7.92%, 04/20/37 ................ 1,000 1,010,279
Series 2024-5A, Class A1, ( 3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 6.74%,
04/20/36 ..................... 10,000 10,006,134
Series 2024-5A, Class B, (3-mo. CME Term
SOFR at 2.25% Floor + 2.25%), 7.57%,
04/20/36 ..................... 2,000 2,016,191
Symphony CLO XXII Ltd., Series 2020-22A,
Class B, (3-mo. CME Term SOFR at 1.70%
Floor + 1.96%), 7.29%, 04/18/33
(a)(b)
..... 1,250 1,250,560

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Symphony CLO XXIV Ltd., Series 2020-24A,
Class AR, (3-mo. CME Term SOFR at 1.20%
Floor + 1.20%), 6.53%, 01/23/32
(a)(b)
..... USD 949 $ 949,524
Symphony CLO XXVIII Ltd., Series 2021-28A,
Class A, (3-mo. CME Term SOFR at 1.14%
Floor + 1.40%), 6.73%, 10/23/34
(a)(b)
..... 2,000 2,002,609
TCI-Flatiron CLO Ltd.
(a)(b)
Series 2017-1A, Class C, (3-mo. CME Term
SOFR at 1.85% Floor + 2.11%), 7.44%,
11/18/30 ..................... 1,250 1,251,181
Series 2018-1A, Class CR, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
7.34%, 01/29/32 ................ 4,000 4,004,780
Series 2018-1A, Class DR, (3- mo. CME
Term SOFR at 2.75% Floor + 3.01%),
8.34%, 01/29/32 ................ 2,000 2,003,026
TCW CLO Ltd.
(a)(b)
Series 2020-1A, Class CRR, (3-mo. CME
Term SOFR at 2.05% Floor + 2.31%),
7.64%, 04/20/34 ................ 3,500 3,502,322
Series 2020-1A, Class DRR, (3-mo. CME
Term SOFR at 3.40% Floor + 3.66%),
8.99%, 04/20/34 ................ 2,250 2,251,624
Series 2021-1A, Class C, ( 3-mo. CME Term
SOFR at 1.90% Floor + 2.16%), 7.49%,
03/18/34 ..................... 1,000 1,000,519
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.10% Floor + 2.36%), 7.69%,
07/25/34 ..................... 2,500 2,503,058
Texas Debt Capital Euro CLO DAC, Series
2024-1X, Class D, (3-mo. EURIBOR at
3.60% Floor + 3.60%), 7.30%, 07/16/38
(a)(c)
EUR 500 535,475
TICP CLO IX Ltd.
(a)(b)
Series 2017-9A, Class B, (3-mo. CME Term
SOFR at 1.60% Floor + 1.86%), 7.19%,
01/20/31 ..................... USD 1,000 1,001,278
Series 2017-9A, Class D, (3-mo. CME Term
SOFR at 2.90% Floor + 3.16%), 8.49%,
01/20/31 ..................... 1,000 1,000,864
TICP CLO VI Ltd.
(a)(b)
Series 2016-6A, Class AR2, (3-mo. CME
Term SOFR at 1.12% Floor + 1.38%),
6.71%, 01/15/34 ................ 2,000 2,001,032
Series 2016-6A, Class BR2, (3-mo. CME
Term SOFR at 1.50% Floor + 1.76%),
7.09%, 01/15/34 ................ 2,000 2,002,033
Series 2016-6A, Class CR2, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
7.49%, 01/15/34 ................ 1,650 1,650,331
TICP CLO VII Ltd., Series 2017-7A, Class CR,
(3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 7.74%, 04/15/33
(a)(b)
.......... 6,500 6,554,756
TICP CLO XI Ltd.
(a)(b)
Series 2018-11A, Class AR, (3-mo. CME
Term SOFR at 1.53% Floor + 1.53%),
6.82%, 04/25/37 ................ 8,545 8,552,876
Series 2018-11A, Class DR, (3-mo. CME
Term SOFR at 3.70% Floor + 3.70%),
8.99%, 04/25/37 ................ 1,100 1,094,830
TICP CLO XII Ltd.
(a)(b)
Series 2018-12A, Class CR, (3-mo. CME
Term SOFR at 2.10% Floor + 2.36%),
7.69%, 07/15/34 ................ 13,450 13,483,746
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2018-12A, Class DR, (3-mo. CME
Term SOFR at 3.30% Floor + 3.56%),
8.89%, 07/15/34 ................ USD 1,500 $ 1,504,646
TICP CLO XIII Ltd., Series 2019-13A, Class
DR, (3-mo. CME Term SOFR at 3.41% Floor
+ 3.41%), 8.74%, 04/15/34
(a)(b)
......... 2,000 2,005,004
TICP CLO XIV Ltd., Series 2019-14A, Class
BR, (3-mo. CME Term SOFR at 2.20% Floor
+ 2.46%), 7.79%, 10/20/32
(a)(b)
......... 3,250 3,259,431
TICP CLO XV Ltd., Series 2020-15A, Class A,
(3-mo. CME Term SOFR at 1.28% Floor +
1.54%), 6.87%, 04/20/33
(a)(b)
.......... 3,300 3,303,300
Tikehau CLO XII DAC, Series 12X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
0.00%, 10/2 0/38
(a)(c)
................ EUR 870 931,727
Trestles CLO Ltd., Series 2020-3A, Class C,
(3-mo. CME Term SOFR at 2.25% Floor +
2.51%), 7.84%, 01/20/33
(a)(b)
.......... USD 1,450 1,453,194
Tricon American Homes Trust
(b)
Series 2019-SFR1, Class E, 3.40%,
03/17/38 ..................... 7,000 6,681,220
Series 2020-SFR2, Class E2, 3.08%,
11/17/39 ..................... 1,000 890,845
Tricon Residential Trust, Series 2022-SFR2,
Class E, 7.51%, 07/17/40
(b)
........... 10,000 10,100,591
Trimaran CAVU Ltd.
(a)(b)
Series 2019-1A, Class A2, (3-mo. CME Term
SOFR at 1.90% Floor + 2.16%), 7.49%,
07/20/32 ..................... 1,550 1,551,679
Series 2021-2A, Class B1, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.34%,
10/25/34 ..................... 1,500 1,501,335
Trinitas CLO XXIX Ltd., Series 2024-29A, Class
A1, (3-mo. CME Term SOFR at 1.49% Floor
+ 1.49%), 0.00%, 07/23/37
(a)(b)
......... 2,000 2,000,000
Unique Pub Finance Co. plc (The)
(c)
Series A4,  5.66%, 06/30/27 .......... GBP 367 457,511
Series N,  6.46%, 03/30/32
(d)
.......... 400 523,758
Upland CLO Ltd., Series 2016-1A, Class CR,
(3-mo. CME Term SOFR at 0.00% Floor +
3.16%), 8.49%, 04/20/31
(a)(b)
.......... USD 1,500 1,501,690
Voya CLO Ltd.
(a)(b)
Series 2014-1A, Class BR2, (3-mo. CME
Term SOFR at 0.00% Floor + 2.16%),
7.49%, 04/18/31 ................ 1,000 1,000,979
Series 2014-4A, Class BR2, (3-mo. CME
Term SOFR at 0.00% Floor + 2.35%),
7.68%, 07/14/31 ................ 500 499,567
Washington Mutual Asset-Backed
CertificatesTrust, Series 2006-HE5, Class
1A, (1-mo. CME Term SOFR at 0.31% Floor
+ 0.42%), 4.67%, 10/25/36
(a)
.......... 11,317 8,325,839
Webster Park CLO Ltd., Series 2015-1A, Class
A1BR, (3-mo. CME Term SOFR at 1.35%
Floor + 1.61%), 6.94%, 07/20/30
(a)(b)
..... 3,800 3,803,309
Wellman Park CLO Ltd., Series 2021-1A, Class
B, (3-mo. CME Term SOFR at 1.86% Floor +
1.86%), 7.19%, 07/15/34
(a)(b)
.......... 7,000 7,004,638
Whitebox CLO I Ltd.
(a)(b)
Series 2019-1A, Class BRR, (3-mo. CME
Term SOFR at 1.75% Floor + 1.75%),
7.09%, 07/24/36 ................ 10,265 10,265,000
Series 2019-1A, Class CRR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.00%),
7.34%, 07/24/36 ................ 2,000 2,000,000

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Whitebox CLO III Ltd., Series 2021-3A, Class
A1, (3-mo. CME Term SOFR at 1.22% Floor
+ 1.48%), 6.81%, 10/15/34
(a)(b)
......... USD 2,000 $ 2,002,120
Whitebox CLO IV Ltd.
(a)(b)
Series 2023-4A, Class A1, (3-mo. CME Term
SOFR at 2.15% Floor + 2.15%), 7.47%,
04/20/36 ..................... 1,500 1,510,447
Series 2023-4A, Class B, (3-mo. CME Term
SOFR at 2.60% Floor + 2.60%), 7.92%,
04/20/36 ..................... 2,000 2,019,868
Series 2023-4A, Class D, (3-mo. CME Term
SOFR at 5.15% Floor + 5.15%), 10.47%,
04/20/36 ..................... 1,000 1,031,206
Total Asset-Backed Securities — 15.5%
(Cost: $1,694,211,387) ............................ 1,681,854,663
Shares
Shares
Common Stocks
Aerospace & Defense — 0.4%
Airbus SE ......................... 20,622 2,830,301
BAE Systems plc .................... 531,207 8,848,123
L3Harris Technologies, Inc. ............. 54,091 12,147,757
MTU Aero Engines AG ................ 15,012 3,827,359
RTX Corp. ........................ 143,261 14,381,972
42,035,512
Air Freight & Logistics — 0.1%
Agility Global plc .................... 496,394 160,825
Hyundai Glovis Co. Ltd. ............... 6,779 1,075,242
Sinotrans Ltd. , Class H ................ 696,000 338,484
United Parcel Service, Inc. , Class B ....... 85,947 11,761,847
13,336,398
Automobile Components — 0.1%
Aptiv plc
(e)
......................... 46,229 3,255,446
Hankook Tire & Technology Co. Ltd. ....... 7,244 236,728
Lear Corp. ........................ 11,025 1,259,165
4,751,339
Automobiles — 0.2%
Eicher Motors Ltd. ................... 87,827 4,918,139
General Motors Co. .................. 193,209 8,976,490
Guangzhou Automobile Group Co. Ltd. , Class
H ............................ 298,000 105,097
Kia Corp. ......................... 61,482 5,752,956
SAIC Motor Corp. Ltd. , Class A .......... 1,306,123 2,477,303
22,229,985
Banks — 1.8%
Absa Group Ltd. .................... 523,918 4,562,820
Abu Dhabi Commercial Bank PJSC ....... 1,521,977 3,315,714
Abu Dhabi Islamic Bank PJSC ........... 189,314 596,857
AMMB Holdings Bhd. ................. 366,900 333,197
Arab National Bank .................. 138,277 748,313
AU Small Finance Bank Ltd.
(b)(c)
.......... 91,425 736,241
Axis Bank Ltd. ...................... 564,265 8,551,334
Banco de Chile ..................... 7,397,881 825,516
Banco de Chile , ADR ................. 12,285 278,009
Bank Al-Jazira
(e)
..................... 213,432 941,682
Bank of China Ltd. , Class H ............. 18,823,000 9,276,106
Bank of Shanghai Co. Ltd. , Class A ........ 1,747,300 1,736,461
Bank Rakyat Indonesia Persero Tbk. PT .... 39,820,413 11,165,506
BNP Paribas SA .................... 35,316 2,258,533
Boubyan Bank KSCP ................. 195,354 361,217
Security
Shares
Shares Value
Banks (continued)
Chang Hwa Commercial Bank Ltd. ........ 975,687 $ 554,615
China CITIC Bank Corp. Ltd. , Class H
(e)
..... 2,288,000 1,465,915
Chongqing Rural Commercial Bank Co. Ltd. ,
Class H ........................ 710,000 348,189
CIMB Group Holdings Bhd. ............. 1,310,100 1,887,534
Citigroup, Inc. ...................... 252,746 16,039,261
Citizens Financial Group, Inc. ........... 417,372 15,037,913
Commercial International Bank Egypt SAE ... 1,553,800 2,503,938
Credicorp Ltd. ...................... 5,482 884,411
DBS Group Holdings Ltd. .............. 167,140 4,402,268
Dubai Islamic Bank PJSC .............. 463,561 724,432
E.Sun Financial Holding Co. Ltd. ......... 1,624,894 1,430,519
Emirates NBD Bank PJSC .............. 231,515 1,040,021
First Abu Dhabi Bank PJSC ............. 261,178 886,000
First Citizens BancShares, Inc. , Class A ..... 8,422 14,179,363
First Financial Holding Co. Ltd. ........... 935,000 810,037
Grupo Financiero Banorte SAB de CV , Class O 1,075,663 8,371,298
Gulf Bank KSCP .................... 571,379 532,421
Hong Leong Bank Bhd. ................ 82,800 336,698
HSBC Holdings plc .................. 438,646 3,786,397
Huaxia Bank Co. Ltd. , Class A ........... 1,028,600 901,209
ICICI Bank Ltd. ..................... 195,498 2,813,881
Industrial & Commercial Bank of China Ltd. ,
Class H ........................ 13,097,000 7,784,589
KBC Group NV ..................... 64,251 4,527,284
Kuwait Finance House KSCP ............ 988,807 2,295,078
M&T Bank Corp. .................... 60,448 9,149,409
Malayan Banking Bhd. ................ 773,100 1,632,237
Masraf Al Rayan QSC ................. 305,549 196,101
Mega Financial Holding Co. Ltd. .......... 61,000 75,932
Metropolitan Bank & Trust Co. ........... 2,567,780 2,963,837
Moneta Money Bank A/S
(b)(c)
............ 31,466 137,124
National Bank of Greece SA
(e)
........... 14,535 121,168
National Bank of Kuwait SAKP ........... 361,545 1,016,552
Nordea Bank Abp ................... 282,723 3,370,229
OTP Bank Nyrt. ..................... 118,121 5,859,111
Public Bank Bhd. .................... 1,262,700 1,075,313
Qatar International Islamic Bank QSC ...... 74,760 205,061
Qatar Islamic Bank QPSC .............. 16,547 84,827
Qatar National Bank QPSC ............. 305,980 1,230,569
RHB Bank Bhd. ..................... 449,000 524,347
Saudi Investment Bank (The) ............ 39,793 136,218
Sberbank of Russia PJSC
(e)(f)
............ 877,548 102
Taishin Financial Holding Co. Ltd. ......... 1,259,000 731,898
Taiwan Cooperative Financial Holding Co. Ltd. 752,000 602,519
UniCredit SpA ...................... 133,243 4,930,794
Wells Fargo & Co. ................... 368,349 21,876,247
195,150,372
Beverages — 0.3%
Ambev SA ........................ 2,086,007 4,261,498
Ambev SA , ADR
(e)
................... 246,993 506,336
Arca Continental SAB de CV ............ 11,003 108,196
Coca-Cola Femsa SAB de CV , ADR ....... 11,617 997,203
Diageo plc ........................ 429,466 13,482,660
Keurig Dr Pepper, Inc. ................ 82,715 2,762,681
Kweichow Moutai Co. Ltd. , Class A ........ 9,500 1,905,073
Pernod Ricard SA ................... 21,990 3,000,307
United Spirits Ltd. ................... 22,491 343,723
27,367,677
Biotechnology — 0.2%
3SBio, Inc.
(b)(c)(e)
..................... 752,000 618,716
AbbVie, Inc. ....................... 86,719 14,874,043
Hugel, Inc.
(e)
....................... 2,745 459,532

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
PharmaEngine, Inc. .................. 66,000 $ 198,357
16,150,648
Broadline Retail — 0.1%
Alibaba Group Holding Ltd. , ADR ......... 69,945 5,036,040
Poya International Co. Ltd. ............. 1,575 23,871
Prosus NV ........................ 236,943 8,425,335
13,485,246
Building Products — 0.3%
Allegion plc ........................ 133,771 15,805,044
Assa Abloy AB , Class B ............... 110,259 3,122,595
Cie de Saint-Gobain SA ............... 58,408 4,542,633
Johnson Controls International plc ........ 72,339 4,808,373
28,278,645
Capital Markets — 0.5%
B3 SA - Brasil Bolsa Balcao ............. 2,830,753 5,180,337
Charles Schwab Corp. (The) ............ 121,556 8,957,462
China Galaxy Securities Co. Ltd. , Class H ... 1,066,500 557,023
CVC Capital Partners plc
(b)(e)
............ 52,674 966,606
EFG Holding S.A.E.
(e)
................. 717,177 294,108
Intercontinental Exchange, Inc. .......... 86,422 11,830,308
London Stock Exchange Group plc ........ 34,888 4,136,963
Moody's Corp. ...................... 21,220 8,932,135
Partners Group Holding AG ............. 3,177 4,068,327
Raymond James Financial, Inc. .......... 27,489 3,397,915
48,321,184
Chemicals — 0.3%
Air Liquide SA ...................... 67,443 11,639,812
Air Products & Chemicals, Inc. ........... 11,629 3,000,863
Hansol Chemical Co. Ltd. .............. 20,698 2,727,641
International Flavors & Fragrances, Inc. ..... 56,385 5,368,416
Linde plc ......................... 851 373,427
Linde plc ......................... 6,867 3,009,771
Novonesis (Novozymes) B , Class B ....... 41,270 2,521,368
Saudi Basic Industries Corp. ............ 275,817 5,403,708
Zhejiang Juhua Co. Ltd. , Class A ......... 302,100 998,013
35,043,019
Commercial Services & Supplies — 0.1%
Republic Services, Inc. ................ 61,175 11,888,749
Communications Equipment — 0.1%
Accton Technology Corp. .............. 347,300 5,910,858
Cisco Systems, Inc. .................. 167,103 7,939,064
13,849,922
Construction & Engineering — 0.1%
EMCOR Group, Inc. .................. 967 353,032
Ferrovial SE
(g)
...................... 129,893 5,046,067
Hyundai Engineering & Construction Co. Ltd. . 14,268 330,692
MasTec, Inc.
(e)
...................... 2,073 221,790
McDermott International Ltd.
(e)
........... 165,884 48,106
MYR Group, Inc.
(e)
................... 1,413 191,758
Quanta Services, Inc. ................. 1,831 465,239
Vinci SA .......................... 46,261 4,876,112
11,532,796
Construction Materials — 0.1%
CRH plc .......................... 37,842 2,804,252
Shree Cement Ltd. ................... 2,865 956,456
UltraTech Cement Ltd. ................ 49,466 6,911,227
10,671,935
Consumer Finance — 0.1%
Kaspi.KZ JSC , ADR
(c)
................. 54,874 7,079,295
Security
Shares
Shares Value
Consumer Staples Distribution & Retail — 0.3%
Abdullah Al Othaim Markets Co. .......... 103,423 $ 312,935
Al-Dawaa Medical Services Co. .......... 15,291 355,427
BinDawood Holding Co. ............... 166,802 329,016
CP ALL PCL , NVDR .................. 4,451,700 6,657,861
Dollar General Corp. ................. 67,401 8,912,434
Migros Ticaret A/S ................... 143,635 2,329,370
Nahdi Medical Co. ................... 31,448 1,099,909
President Chain Store Corp. ............ 80,000 674,262
Sendas Distribuidora SA
(e)
.............. 1,456,325 2,688,552
Wal-Mart de Mexico SAB de CV .......... 2,612,625 8,923,910
32,283,676
Containers & Packaging — 0.1%
Sealed Air Corp. .................... 267,104 9,292,548
Diversified REITs — 0.2%
Cromwell European REIT
(c)
............. 1,077,020 1,614,808
Essential Properties Realty Trust, Inc. ...... 112,340 3,112,942
Fibra Uno Administracion SA de CV ....... 2,513,742 3,102,503
LondonMetric Property plc .............. 3,416,373 8,319,634
16,149,887
Diversified Telecommunication Services — 0.5%
AT&T, Inc. ......................... 229,141 4,378,885
Cellnex Telecom SA
(b)(c)
................ 323,473 10,520,787
Chunghwa Telecom Co. Ltd.
(e)
........... 738,000 2,859,668
Emirates Telecommunications Group Co. PJSC 161,722 708,882
Hellenic Telecommunications Organization SA ,
Class R ........................ 34,149 490,849
Koninklijke KPN NV .................. 2,349,110 9,003,517
LG Uplus Corp. ..................... 67,647 481,771
Ooredoo QPSC ..................... 103,138 288,557
Saudi Telecom Co. ................... 284,890 2,847,491
Telefonica Brasil SA .................. 181,546 1,481,246
Telefonica Brasil SA , ADR
(e)
............. 83,945 689,189
Telekom Malaysia Bhd. ................ 331,100 474,379
Telkom Indonesia Persero Tbk. PT ........ 3,682,400 699,609
TELUS Corp. ...................... 780,991 11,822,904
Verizon Communications, Inc. ........... 173,336 7,148,377
53,896,111
Electric Utilities — 1.4%
Alliant Energy Corp. .................. 140,226 7,137,503
American Electric Power Co., Inc. ......... 68,690 6,026,861
CEZ A/S .......................... 17,074 642,335
CK Infrastructure Holdings Ltd. ........... 583,000 3,292,373
CLP Holdings Ltd. ................... 145,500 1,176,821
CPFL Energia SA .................... 140,018 821,307
Duke Energy Corp. .................. 135,681 13,599,307
Edison International .................. 114,282 8,206,590
Enel SpA ......................... 920,827 6,389,429
Entergy Corp. ...................... 95,950 10,266,650
Evergy, Inc. ........................ 156,517 8,290,706
Eversource Energy .................. 134,657 7,636,399
Exelon Corp. ....................... 358,466 12,406,508
FirstEnergy Corp. ................... 15,062 576,423
Kansai Electric Power Co., Inc. (The) ...... 347,900 5,841,870
Korea Electric Power Corp.
(e)
............ 35,987 509,438
Manila Electric Co. ................... 16,470 102,851
NextEra Energy, Inc. ................. 259,061 18,344,109
PG&E Corp. ....................... 659,800 11,520,108
Pinnacle West Capital Corp. ............ 5,191 396,489
PPL Corp. ........................ 196,415 5,430,875
Saudi Electricity Co. .................. 96,282 421,643
Southern Co. (The) .................. 68,420 5,307,339
Tenaga Nasional Bhd. ................ 443,400 1,295,189
Terna - Rete Elettrica Nazionale .......... 435,449 3,356,715

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electric Utilities (continued)
Xcel Energy, Inc. .................... 199,648 $ 10,663,200
149,659,038
Electrical Equipment — 0.3%
Contemporary Amperex Technology Co. Ltd. ,
Class A ........................ 217,400 5,359,978
Eaton Corp. plc ..................... 3,866 1,212,184
Emerson Electric Co. ................. 7,119 784,229
GE Vernova, Inc.
(e)
................... 2,794 479,199
Generac Holdings, Inc.
(e)
............... 1,687 223,055
Havells India Ltd. .................... 81,248 1,774,520
Hubbell, Inc. ....................... 29,724 10,863,528
nVent Electric plc .................... 3,974 304,448
Schneider Electric SE ................. 17,470 4,188,357
Sensata Technologies Holding plc ......... 156,457 5,849,927
Vertiv Holdings Co. , Class A ............ 4,003 346,540
31,385,965
Electronic Equipment, Instruments & Components — 0.3%
AUO Corp.
(e)
....................... 1,063,000 581,309
BOE Technology Group Co. Ltd. , Class A .... 5,164,100 2,890,261
Chroma ATE, Inc. .................... 533,000 5,211,497
Delta Electronics, Inc. ................. 426,000 5,081,118
Genius Electronic Optical Co. Ltd. ........ 94,000 1,913,269
Hexagon AB , Class B ................. 332,145 3,763,610
Hon Hai Precision Industry Co. Ltd. ........ 130,000 855,910
Luxshare Precision Industry Co. Ltd. , Class A
(e)
1,413,100 7,586,389
Primax Electronics Ltd. ................ 377,000 1,092,667
Samsung Electro-Mechanics Co. Ltd. ...... 3,929 447,989
Universal Microwave Technology, Inc. ...... 94,000 833,892
Zebra Technologies Corp. , Class A
(e)
....... 10,061 3,108,145
33,366,056
Energy Equipment & Services — 0.1%
Baker Hughes Co. , Class A ............. 356,571 12,540,602
Project Investor Holdings LLC, (Acquired
02/12/19, cost $0)
(e)(f)(h)
.............. 24,388 —
12,540,602
Entertainment — 0.2%
Electronic Arts, Inc. .................. 50,725 7,067,514
NetEase, Inc. ...................... 330,500 6,311,203
NetEase, Inc. , ADR .................. 39,055 3,732,877
17,111,594
Financial Services — 0.3%
Fidelity National Information Services, Inc. ... 179,219 13,505,944
Mastercard, Inc. , Class A ............... 13,123 5,789,342
Travelport Finance SARL
(e)(f)
............ 246 663,868
Visa, Inc. , Class A ................... 20,793 5,457,539
Voya Financial, Inc. .................. 51,720 3,679,878
29,096,571
Food Products — 0.5%
Almarai Co. JSC .................... 55,976 843,578
Britannia Industries Ltd.
(e)
.............. 2,268 148,747
China Mengniu Dairy Co. Ltd. ........... 1,580,000 2,827,594
CJ CheilJedang Corp. ................. 2,698 752,819
Indofood Sukses Makmur Tbk. PT ........ 648,100 240,440
Kraft Heinz Co. (The) ................. 335,501 10,809,842
Marico Ltd. ........................ 55,624 408,831
Mondelez International, Inc. , Class A ....... 222,718 14,574,666
Nestle India Ltd. .................... 67,559 2,065,294
Nestle Malaysia Bhd. ................. 6,400 164,833
Nestle SA (Registered) ................ 171,997 17,556,471
QL Resources Bhd. .................. 176,300 243,417
Saudia Dairy & Foodstuff Co. ............ 612 57,161
Security
Shares
Shares Value
Food Products (continued)
Thai Union Group PCL , NVDR ........... 1,983,700 $ 803,817
Uni-President Enterprises Corp. .......... 692,000 1,734,193
53,231,703
Gas Utilities — 0.1%
ENN Energy Holdings Ltd. .............. 534,100 4,399,550
GAIL India Ltd. ..................... 2,503,771 6,577,518
Gujarat Gas Ltd. .................... 20,283 152,653
Osaka Gas Co. Ltd. .................. 97,500 2,154,781
Petronas Gas Bhd. ................... 76,200 287,840
13,572,342
Ground Transportation — 0.4%
Beijing-Shanghai High Speed Railway Co. Ltd. ,
Class A ........................ 1,879,500 1,380,465
Canadian Pacific Kansas City Ltd. ........ 88,845 6,996,532
CSX Corp. ........................ 165,312 5,529,687
Daqin Railway Co. Ltd. , Class A .......... 2,101,200 2,060,790
Norfolk Southern Corp. ................ 15,446 3,316,102
Union Pacific Corp. .................. 82,255 18,611,016
West Japan Railway Co. ............... 89,500 1,670,025
39,564,617
Health Care Equipment & Supplies — 0.2%
Baxter International, Inc. ............... 414,725 13,872,551
Koninklijke Philips NV
(e)
................ 177,250 4,457,578
Medtronic plc ...................... 89,814 7,069,260
25,399,389
Health Care Providers & Services — 0.7%
Bangkok Chain Hospital PCL , NVDR ....... 470,000 219,007
Bangkok Dusit Medical Services PCL , NVDR . 3,879,700 2,823,871
Cardinal Health, Inc. .................. 133,581 13,133,684
Cigna Group (The) ................... 18,750 6,198,187
CVS Health Corp. ................... 222,492 13,140,378
Dr Lal PathLabs Ltd.
(b)(c)
............... 22,107 736,199
Dr Sulaiman Al Habib Medical Services Group
Co. ........................... 6,534 501,276
Elevance Health, Inc. ................. 6,836 3,704,155
Envision Healthcare Corp., (Acquired 11/03/23,
cost $302,230)
(e)(h)
................. 37,379 387,807
Fortis Healthcare Ltd. ................. 132,812 756,905
Hapvida Participacoes e Investimentos SA
(b)(c)(e)
7,245,017 4,937,929
Humana, Inc. ...................... 14,224 5,314,798
IHH Healthcare Bhd. ................. 320,800 428,413
KPJ Healthcare Bhd. ................. 875,300 357,539
Labcorp Holdings, Inc. ................ 47,861 9,740,192
UnitedHealth Group, Inc. ............... 33,116 16,864,654
79,244,994
Health Care REITs — 0.4%
Alexandria Real Estate Equities, Inc. ....... 40,071 4,687,105
Assura plc ........................ 19,118,524 9,690,904
CareTrust REIT, Inc. .................. 338,134 8,487,163
Community Healthcare Trust, Inc. ......... 36,309 849,268
Healthpeak Properties, Inc. ............. 620,109 12,154,137
Target Healthcare REIT plc ............. 2,693,775 2,666,241
Welltower, Inc. ...................... 58,768 6,126,564
44,661,382
Hotels, Restaurants & Leisure — 0.1%
Genting Malaysia Bhd. ................ 629,000 339,528
New TOPCO
(e)(f)(i)
.................... 12,872 —
OPAP SA , Class R ................... 216,752 3,398,391
Sands China Ltd.
(e)(g)
.................. 1,429,600 2,972,575
6,710,494

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Household Durables — 0.2%
Gree Electric Appliances, Inc. of Zhuhai , Class
A ............................ 48,800 $ 262,051
Haier Smart Home Co. Ltd. , Class H ....... 781,200 2,603,619
Merry Electronics Co. Ltd. .............. 102,000 432,911
Midea Group Co. Ltd. , Class A ........... 182,300 1,608,622
Newell Brands, Inc. .................. 342,540 2,195,681
Sony Group Corp. , ADR ............... 61,688 5,240,396
Taylor Wimpey plc ................... 6,079,461 10,886,633
23,229,913
Household Products — 0.0%
Reckitt Benckiser Group plc ............. 63,684 3,445,257
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The) .................... 23,284 409,100
Auren Energia SA ................... 326,080 722,730
Innergex Renewable Energy, Inc. ......... 243,696 1,822,309
Northland Power, Inc. ................. 100,650 1,730,410
4,684,549
Industrial Conglomerates — 0.1%
Astra International Tbk. PT ............. 19,262,300 5,236,240
GS Holdings Corp. ................... 9,997 339,437
Industries Qatar QSC ................. 123,140 432,241
Siemens AG (Registered) .............. 28,257 5,259,346
11,267,264
Industrial REITs — 0.4%
EastGroup Properties, Inc. ............. 15,405 2,620,391
ESR Kendall Square REIT Co. Ltd. ........ 706,034 2,363,485
Goodman Group .................... 164,678 3,799,104
Prologis, Inc. ....................... 76,300 8,569,253
Rexford Industrial Realty, Inc. ........... 157,749 7,034,028
Segro plc ......................... 444,087 5,024,464
STAG Industrial, Inc. ................. 134,635 4,854,938
Warehouses De Pauw CVA ............. 262,177 7,081,047
41,346,710
Insurance — 0.6%
AIA Group Ltd. ..................... 447,400 3,026,996
American International Group, Inc. ........ 170,215 12,636,762
ASR Nederland NV .................. 59,859 2,849,806
Assurant, Inc. ...................... 25,066 4,167,223
Cathay Financial Holding Co. Ltd.
(e)
........ 778,000 1,412,909
Fidelity National Financial, Inc. , Class A ..... 140,122 6,924,829
HDFC Life Insurance Co. Ltd.
(b)(c)
......... 45,863 326,945
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered) .................. 7,093 3,546,183
People's Insurance Co. Group of China Ltd.
(The) , Class H
(e)
.................. 2,177,000 745,934
Powszechny Zaklad Ubezpieczen SA ...... 349,140 4,457,540
Prudential plc ...................... 646,096 5,858,165
Samsung Life Insurance Co. Ltd. ......... 1 64
SBI Life Insurance Co. Ltd.
(b)(c)
........... 9,723 173,819
Tryg A/S .......................... 226,925 4,957,998
Willis Towers Watson plc ............... 22,495 5,896,839
Zurich Insurance Group AG ............. 16,637 8,862,464
65,844,476
Interactive Media & Services — 0.3%
Alphabet, Inc. , Class A ................ 64,572 11,761,790
Meta Platforms, Inc. , Class A ............ 23,140 11,667,651
Tencent Holdings Ltd. ................. 83,000 3,937,547
27,366,988
IT Services — 0.4%
Accenture plc , Class A ................ 38,978 11,826,315
Cognizant Technology Solutions Corp. , Class A 153,014 10,404,952
Security
Shares
Shares Value
IT Services (continued)
Elm Co. .......................... 373 $ 85,242
HCL Technologies Ltd. ................ 163,921 2,861,867
Infosys Ltd. , ADR .................... 248,703 4,630,850
NEXTDC Ltd.
(e)
..................... 291,203 3,399,774
Samsung SDS Co. Ltd. ................ 3,760 403,586
SUNeVision Holdings Ltd. .............. 10,085,000 3,285,676
Tata Consultancy Services Ltd. .......... 192,026 8,970,161
Wipro Ltd. ......................... 212,266 1,310,370
Wipro Ltd. , ADR ..................... 109,265 666,517
47,845,310
Leisure Products — 0.0%
Hasbro, Inc. ....................... 79,642 4,659,057
Life Sciences Tools & Services — 0.0%
Divi's Laboratories Ltd. ................ 8,683 478,016
Fortrea Holdings, Inc.
(e)
................ 86,940 2,029,180
Samsung Biologics Co. Ltd.
(b)(c)(e)
......... 912 479,963
2,987,159
Machinery — 0.3%
Caterpillar, Inc. ..................... 2,761 919,689
CNH Industrial NV ................... 404,590 4,098,497
Epiroc AB , Class A ................... 107,847 2,160,969
Komatsu Ltd. ...................... 169,100 4,939,334
Otis Worldwide Corp. ................. 124,006 11,936,818
Volvo AB , Class B ................... 109,069 2,802,466
Weichai Power Co. Ltd. , Class A .......... 1,166,400 2,593,809
Westinghouse Air Brake Technologies Corp. .. 13,207 2,087,366
Zoomlion Heavy Industry Science and
Technology Co. Ltd. , Class H .......... 604,000 389,612
31,928,560
Marine Transportation — 0.0%
MISC Bhd. ........................ 171,800 309,749
Sincere Navigation Corp. .............. 990,000 935,318
Star Bulk Carriers Corp. ............... 107,852 2,629,432
3,874,499
Media — 0.2%
Cheil Worldwide, Inc. ................. 25,556 340,540
Comcast Corp. , Class A ............... 330,984 12,961,334
Fox Corp. , Class A ................... 131,995 4,536,668
Learfield Communications LLC, (Acquired
09/13/23, cost $160,629)
(e)(f)(h)
......... 12,784 683,944
WPP plc .......................... 520,260 4,763,854
23,286,340
Metals & Mining — 0.1%
Alrosa PJSC
(e)(f)
..................... 607,124 71
Baoshan Iron & Steel Co. Ltd. , Class A ..... 519,200 472,399
Freeport-McMoRan, Inc. ............... 13,992 680,011
Gold Fields Ltd. ..................... 263,012 3,930,059
Gold Fields Ltd. , ADR ................. 184,546 2,749,736
Hochschild Mining plc
(e)
................ 107,064 241,222
Novolipetsk Steel PJSC
(e)(f)
............. 14 —
Press Metal Aluminium Holdings Bhd. ...... 389,400 474,941
Southern Copper Corp. ................ 7,430 800,508
Teck Resources Ltd. , Class B ........... 56,630 2,713,836
12,062,783
Multi-Utilities — 0.6%
CMS Energy Corp. ................... 125,894 7,494,470
Consolidated Edison, Inc. .............. 95,126 8,506,167
Dominion Energy, Inc. ................. 236,830 11,604,670
National Grid plc .................... 1,193,120 13,322,545
NiSource, Inc. ...................... 251,938 7,258,334
Public Service Enterprise Group, Inc. ...... 73,902 5,446,577

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Multi-Utilities (continued)
Qatar Electricity & Water Co. QSC ........ 41,488 $ 178,524
Sempra .......................... 131,966 10,037,334
63,848,621
Office REITs — 0.1%
Boston Properties, Inc. ................ 106,326 6,545,428
SL Green Realty Corp. ................ 70,103 3,970,634
10,516,062
Oil, Gas & Consumable Fuels — 1.7%
Antero Resources Corp.
(e)
.............. 6,207 202,534
BP plc ........................... 2,383,405 14,349,949
Cameco Corp. ...................... 12,269 603,635
Cheniere Energy, Inc. ................. 70,454 12,317,473
Chesapeake Energy Corp. ............. 3,245 266,707
Chevron Corp. ...................... 26,695 4,175,632
China Petroleum & Chemical Corp. , Class H . 4,349,100 2,812,648
Coterra Energy, Inc. .................. 13,896 370,606
DT Midstream, Inc. ................... 72,253 5,132,131
Enbridge, Inc. ...................... 111,647 3,971,974
Energy Transfer LP
(e)
................. 236,163 3,830,564
Enterprise Products Partners LP .......... 127,183 3,685,763
EQT Corp. ........................ 8,248 305,011
Equitrans Midstream Corp. ............. 39,040 506,739
Gibson Energy, Inc. .................. 30,689 521,559
Great Eastern Shipping Co. Ltd. (The) ...... 41,351 606,362
Hess Corp. ........................ 17,510 2,583,075
Kinder Morgan, Inc. .................. 91,246 1,813,058
Koninklijke Vopak NV ................. 107,472 4,465,045
Kosmos Energy Ltd.
(e)
................. 955,122 5,291,376
LUKOIL PJSC
(e)(f)
.................... 417,114 49
MOL Hungarian Oil & Gas plc ........... 526,189 4,106,124
MPLX LP
(e)
........................ 91,974 3,917,173
Novatek PJSC
(e)(f)
.................... 690 —
ONEOK, Inc. ....................... 6,266 510,992
Pembina Pipeline Corp. ............... 147,005 5,454,460
PetroChina Co. Ltd. , Class H ............ 2,676,000 2,702,106
Petroleo Brasileiro SA , ADR
(g)
........... 430,268 6,234,583
Petronet LNG Ltd. ................... 402,220 1,590,174
Plains All American Pipeline LP
(e)
......... 214,182 3,825,291
PTT Exploration & Production PCL , NVDR ... 670,900 2,773,323
Range Resources Corp. ............... 5,588 187,366
Reliance Industries Ltd. ............... 246,520 9,241,204
Saudi Arabian Oil Co.
(b)(c)
............... 328,136 2,418,104
Shell plc .......................... 705,520 25,362,133
S-Oil Corp. ........................ 70,755 3,410,780
Southwestern Energy Co.
(e)
............. 28,109 189,174
Suncor Energy, Inc. .................. 204,010 7,772,781
Sunoco LP ........................ 16,653 941,561
Targa Resources Corp. ................ 60,411 7,779,729
TC Energy Corp. .................... 342,213 12,972,339
Uranium Energy Corp.
(e)
............... 19,510 117,255
Western Midstream Partners LP .......... 65,487 2,601,798
Williams Cos., Inc. (The) ............... 320,194 13,608,245
185,528,585
Paper & Forest Products — 0.0%
JK Paper Ltd. ...................... 83,365 540,758
UPM-Kymmene OYJ ................. 88,505 3,108,522
3,649,280
Personal Care Products — 0.2%
Colgate-Palmolive India Ltd. ............ 35,280 1,201,449
Godrej Consumer Products Ltd. .......... 307,036 5,057,181
Hindustan Unilever Ltd. ................ 85,453 2,531,641
L'Oreal SA ........................ 25,402 11,181,085
Security
Shares
Shares Value
Personal Care Products (continued)
Unilever plc ........................ 79,067 $ 4,339,779
24,311,135
Pharmaceuticals — 1.1%
Ajanta Pharma Ltd. .................. 3,441 94,396
AstraZeneca plc .................... 170,527 26,539,639
Bayer AG (Registered) ................ 182,022 5,130,838
Bristol-Myers Squibb Co. ............... 54,610 2,267,953
Cipla Ltd. ......................... 143,955 2,551,574
Dr. Reddy's Laboratories Ltd. ............ 9,264 710,587
Eli Lilly & Co. ...................... 7,567 6,851,010
GlaxoSmithKline Pharmaceuticals Ltd. ..... 12,953 411,431
GSK plc , ADR ...................... 54,320 2,091,320
Livzon Pharmaceutical Group, Inc. , Class A .. 68,700 349,905
Lupin Ltd. ......................... 102,648 1,992,667
Merck KGaA ....................... 20,521 3,393,668
Novartis AG (Registered) .............. 32,807 3,493,016
Novo Nordisk A/S , Class B ............. 190,255 27,222,612
Richter Gedeon Nyrt. ................. 19,802 514,368
Sanofi SA ......................... 285,291 27,514,348
Sun Pharmaceutical Industries Ltd. ........ 73,488 1,338,193
Torrent Pharmaceuticals Ltd. ............ 27,212 910,030
Zoetis, Inc. , Class A .................. 34,738 6,022,180
Zydus Lifesciences Ltd. ............... 105,873 1,363,296
120,763,031
Professional Services — 0.6%
Dun & Bradstreet Holdings, Inc. .......... 669,525 6,199,802
Experian plc ....................... 82,117 3,814,892
Genpact Ltd. ....................... 68,302 2,198,641
Leidos Holdings, Inc. ................. 77,409 11,292,425
NMG, Inc.
(e)
........................ 3,714 371,400
Paychex, Inc. ...................... 101,146 11,991,870
RELX plc ......................... 418,836 19,172,328
SS&C Technologies Holdings, Inc. ........ 189,960 11,904,793
66,946,151
Real Estate Management & Development — 0.2%
ADLER Group SA
(b)(c)(e)
................ 44,273 7,662
Barwa Real Estate Co. ................ 234,595 176,874
CK Asset Holdings Ltd. ................ 2,025,000 7,585,787
Corp. Inmobiliaria Vesta SAB de CV , ADR ... 12,868 385,911
VGP NV .......................... 20,405 2,274,516
Vonovia SE ........................ 146,431 4,167,193
Wharf Real Estate Investment Co. Ltd. ..... 1,382,000 3,662,905
18,260,848
Residential REITs — 0.2%
AvalonBay Communities, Inc. ........... 29,934 6,193,045
Mid-America Apartment Communities, Inc. ... 44,493 6,345,147
Sun Communities, Inc. ................ 86,693 10,432,636
22,970,828
Retail REITs — 0.1%
Link REIT ......................... 2,123,100 8,244,771
Region RE Ltd.
(i)
.................... 1,707,995 2,384,045
10,628,816
Semiconductors & Semiconductor Equipment — 1.4%
Applied Materials, Inc. ................ 46,027 10,861,912
ASML Holding NV ................... 7,729 7,877,137
Elan Microelectronics Corp. ............. 249,000 1,180,813
Flat Glass Group Co. Ltd. , Class A ........ 739,700 2,033,320
Flat Glass Group Co. Ltd. , Class H ........ 669,000 981,628
Global Mixed Mode Technology, Inc. ....... 56,000 526,108
MediaTek, Inc. ...................... 251,000 10,810,169
Phison Electronics Corp. ............... 236,000 4,468,315

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Realtek Semiconductor Corp. ........... 174,000 $ 2,919,935
SK Hynix, Inc. ...................... 92,011 15,615,060
Taiwan Semiconductor Manufacturing Co. Ltd. 2,433,000 72,084,011
Taiwan Semiconductor Manufacturing Co. Ltd. ,
ADR .......................... 31,321 5,443,903
Texas Instruments, Inc. ................ 105,854 20,591,779
155,394,090
Software — 0.5%
Birlasoft Ltd. ....................... 160,848 1,328,259
Microsoft Corp. ..................... 80,040 35,773,878
Oracle Corp. ....................... 64,423 9,096,528
Salesforce, Inc. ..................... 35,544 9,138,362
55,337,027
Specialized REITs — 0.9%
American Tower Corp. ................ 86,309 16,776,743
Crown Castle, Inc. ................... 163,689 15,992,415
Digital Realty Trust, Inc. ............... 38,942 5,921,131
EPR Properties ..................... 199,214 8,363,004
Equinix, Inc. ....................... 20,344 15,392,270
Extra Space Storage, Inc. .............. 42,343 6,580,526
Iron Mountain, Inc. ................... 7,829 701,635
SBA Communications Corp. ............ 93,442 18,342,665
VICI Properties, Inc. .................. 394,290 11,292,466
99,362,855
Specialty Retail — 0.1%
Abu Dhabi National Oil Co. for Distribution
PJSC ......................... 571,375 526,678
Industria de Diseno Textil SA ............ 67,096 3,329,530
JUMBO SA ........................ 18,989 546,639
Lojas Renner SA .................... 1,831,781 4,105,869
8,508,716
Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc. ........................ 83,518 17,590,561
Compal Electronics, Inc. ............... 1,743,000 1,858,044
HP, Inc. .......................... 218,304 7,645,006
Lenovo Group Ltd. ................... 226,000 317,168
Micro-Star International Co. Ltd. .......... 14,000 76,618
Samsung Electronics Co. Ltd. ........... 15,404 906,584
Samsung Electronics Co. Ltd. , GDR
(b)(c)
..... 12,625 18,506,458
46,900,439
Textiles, Apparel & Luxury Goods — 0.3%
Bosideng International Holdings Ltd. ....... 1,690,000 1,051,875
Cie Financiere Richemont SA (Registered) ... 15,784 2,466,770
LVMH Moet Hennessy Louis Vuitton SE ..... 25,349 19,462,736
Swatch Group AG (The) ............... 15,590 3,194,039
Tapestry, Inc. ....................... 97,523 4,173,009
30,348,429
Tobacco — 0.3%
British American Tobacco plc ............ 437,276 13,432,980
KT&G Corp. ....................... 19,494 1,245,606
Philip Morris International, Inc. ........... 116,453 11,800,182
26,478,768
Trading Companies & Distributors — 0.1%
Azelis Group NV .................... 108,676 1,945,824
BOC Aviation Ltd.
(b)(c)
................. 573,500 4,096,525
6,042,349
Transportation Infrastructure — 0.8%
Aena SME SA
(b)(c)
.................... 98,799 20,006,519
Aeroports de Paris SA ................ 16,925 2,061,481
Athens International Airport SA ........... 438,724 3,688,334
Security
Shares
Shares Value
Transportation Infrastructure (continued)
Atlas Arteria Ltd.
(i)
................... 1,354,399 $ 4,603,899
Auckland International Airport Ltd. ........ 1,698,551 7,893,902
Flughafen Zurich AG (Registered) ......... 39,629 8,772,265
Fraport AG Frankfurt Airport Services
Worldwide
(e)
..................... 91,915 4,756,104
Getlink SE ........................ 119,355 1,976,207
Grupo Aeroportuario del Pacifico SAB de CV ,
Class B ........................ 411,038 6,459,778
Japan Airport Terminal Co. Ltd. .......... 98,800 3,378,042
Malaysia Airports Holdings Bhd. .......... 71,900 150,803
Salik Co. PJSC ..................... 1,942,754 1,781,680
Transurban Group
(i)
.................. 2,279,197 18,797,853
84,326,867
Water Utilities — 0.0%
Severn Trent plc .................... 96,992 2,919,393
Wireless Telecommunication Services — 0.2%
Advanced Info Service PCL , NVDR ........ 1,052,200 5,979,402
Bharti Airtel Ltd. ..................... 161,599 2,795,895
CELCOMDIGI Bhd. .................. 235,000 183,114
China United Network Communications Ltd. ,
Class A ........................ 329,700 211,731
Etihad Etisalat Co. ................... 76,318 1,085,575
Far EasTone Telecommunications Co. Ltd. ... 428,000 1,109,777
Maxis Bhd. ........................ 127,400 95,331
Mobile Telecommunications Co. KSCP ..... 329,437 478,396
Mobile Telecommunications Co. Saudi Arabia . 176,525 551,440
Mobile TeleSystems PJSC
(e)(f)
............ 26,804 3
SK Telecom Co. Ltd. .................. 43,442 1,622,002
SK Telecom Co. Ltd. , ADR .............. 28,287 592,047
Taiwan Mobile Co. Ltd.
(e)
............... 334,000 1,101,437
Tele2 AB , Class B ................... 361,799 3,652,140
TIM SA .......................... 64,577 184,024
Vodafone Group plc .................. 6,585,761 5,827,339
25,469,653
Total Common Stocks — 23.3%
(Cost: $2,217,331,534) ............................ 2,520,680,499
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.4%
AAR Escrow Issuer LLC, 6.75%
,
03/15/29
(b)
.. USD 1,170 1,192,679
Boeing Co. (The)
2.20%, 02/04/26 .................. 3,862 3,629,798
6.26%, 05/01/27
(b)
................. 4,159 4,187,115
5.15%, 05/01/30 .................. 8,009 7,690,931
6.39%, 05/01/31
(b)
................. 605 615,924
6.53%, 05/01/34
(b)
................. 921 943,012
6.86%, 05/01/54
(b)
................. 642 658,802
7.01%, 05/01/64
(b)
................. 414 423,882
Bombardier, Inc.
(b)
7.88%, 04/15/27 .................. 230 230,585
6.00%, 02/15/28 .................. 202 199,676
8.75%, 11/15/30 .................. 285 308,023
7.25%, 07/01/31 .................. 521 534,921
7.00%, 06/01/32 .................. 280 283,890
7.45%, 05/01/34 .................. 206 231,388
BWX Technologies, Inc., 4.13%
,
06/30/28
(b)
.. 510 476,022
Embraer Netherlands Finance BV, 7.00%
,
07/28/30
(b)
...................... 1,412 1,473,334
F-Brasile SpA, Series PS, 7.35%
,
08/15/26
(b)
. 700 693,000

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
L3Harris Technologies, Inc.
4.40%, 06/15/28 .................. USD 1,136 $ 1,103,265
5.05%, 06/01/29 .................. 480 476,626
1.80%, 01/15/31 .................. 72 58,252
5.40%, 07/31/33 .................. 1,293 1,288,922
5.35%, 06/01/34 .................. 829 823,087
4.85%, 04/27/35 .................. 229 217,385
Lockheed Martin Corp.
5.25%, 01/15/33 .................. 90 91,485
4.75%, 02/15/34 .................. 263 256,065
4.80%, 08/15/34 .................. 199 194,330
Northrop Grumman Corp.
3.25%, 01/15/28 .................. 640 602,738
4.60%, 02/01/29 .................. 231 226,797
RTX Corp.
6.70%, 08/01/28 .................. 625 661,773
4.13%, 11/16/28 .................. 999 961,637
2.25%, 07/01/30 .................. 376 321,123
5.15%, 02/27/33 .................. 934 924,299
6.10%, 03/15/34 .................. 799 841,033
Spirit AeroSystems, Inc.
(b)
9.38%, 11/30/29 .................. 446 480,180
9.75%, 11/15/30 .................. 432 476,546
TransDigm, Inc.
(b)
6.75%, 08/15/28 .................. 1,847 1,869,578
6.38%, 03/01/29 .................. 3,290 3,306,591
7.13%, 12/01/31 .................. 1,066 1,098,382
6.63%, 03/01/32 .................. 3,409 3,443,293
Triumph Group, Inc., 9.00%
,
03/15/28
(b)
..... 893 936,078
44,432,447
Air Freight & Logistics — 0.0%
FedEx Corp. , 2.40%
,
05/15/31 ........... 573 485,199
Automobile Components — 0.3%
Aptiv plc, 3.25%
,
03/01/32 .............. 1,233 1,069,043
Champions Financing, Inc., 8.75%
,
02/15/29
(b)
423 433,775
Clarios Global LP
4.38%, 05/15/26
(c)
................. EUR 1,624 1,730,527
8.50%, 05/15/27
(b)
................. USD 2,381 2,394,431
6.75%, 05/15/28
(b)
................. 546 552,581
Dana Financing Luxembourg SARL
(c)
3.00%, 07/15/29 .................. EUR 375 362,875
8.50%, 07/15/31 .................. 837 975,832
Dealer Tire LLC, 8.00%
,
02/01/28
(b)
........ USD 481 464,150
Forvia SE
(c)
7.25%, 06/15/26 .................. EUR 132 146,935
2.75%, 02/15/27 .................. 1,342 1,371,307
3.75%, 06/15/28 .................. 748 771,039
5.50%, 06/15/31 .................. 1,378 1,486,837
Garrett Motion Holdings, Inc., 7.75%
,
05/31/32
(b)
...................... USD 533 540,154
Gates Corp., 6.88%
,
07/01/29
(b)
.......... 327 332,703
Goodyear Europe BV, 2.75%
,
08/15/28
(c)
.... EUR 827 800,474
Goodyear Tire & Rubber Co. (The)
5.00%, 07/15/29 .................. USD 352 327,639
5.63%, 04/30/33 .................. 66 59,659
Icahn Enterprises LP
6.25%, 05/15/26 .................. 193 191,476
5.25%, 05/15/27 .................. 581 545,340
9.75%, 01/15/29
(b)
................. 295 305,620
4.38%, 02/01/29 .................. 408 348,857
9.00%, 06/15/30
(b)
................. 216 214,910
IHO Verwaltungs GmbH
(c)(j)
3.75%, (3.75% Cash or 4.50% PIK),
09/15/26 ..................... EUR 1,134 1,196,127
Security
Par (000)
Par (000) Value
Automobile Components (continued)
3.88%, (3.88% Cash or 4.63% PIK),
05/15/27
(a)
.................... EUR 906 $ 952,015
8.75%, (8.75% Cash or 9.50% PIK),
05/15/28
(a)
.................... 1,164 1,333,777
Mahle GmbH
(c)
2.38%, 05/14/28 .................. 1,100 1,043,696
6.50%, 05/02/31 .................. 2,120 2,310,714
Phinia, Inc., 6.75%
,
04/15/29
(b)
........... USD 165 167,449
Schaeffler AG
(c)
4.50%, 08/14/26 .................. EUR 300 323,373
4.75%, 08/14/29 .................. 500 538,956
Tenneco, Inc., 8.00%
,
11/17/28
(b)
......... USD 563 512,524
Valeo SE, 1.00%
,
08/03/28
(c)
............ EUR 900 843,751
ZF Europe Finance BV
(c)
2.00%, 02/23/26 .................. 1,700 1,748,446
2.50%, 10/23/27 .................. 2,300 2,309,150
4.75%, 01/31/29 .................. 500 536,813
6.13%, 03/13/29 .................. 900 1,018,363
ZF Finance GmbH
(c)
5.75%, 08/03/26 .................. 1,200 1,317,268
2.00%, 05/06/27 .................. 2,300 2,298,398
2.75%, 05/25/27 .................. 400 407,051
2.25%, 05/03/28 .................. 400 393,386
34,677,421
Automobiles — 0.2%
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29
(b)
................ USD 490 482,802
10.38%, 03/31/29
(c)
................ GBP 2,049 2,565,671
Daimler Truck Finance North America LLC
(b)
5.15%, 01/16/26 .................. USD 616 612,660
3.65%, 04/07/27 .................. 336 321,625
Ford Motor Co., 3.25%
,
02/12/32 ......... 2,161 1,785,923
General Motors Co., 5.00%
,
10/01/28 ...... 72 71,322
Hyundai Capital America
(b)
6.25%, 11/03/25 .................. 971 978,289
6.50%, 01/16/29 .................. 453 473,042
5.80%, 04/01/30 .................. 391 398,034
5.70%, 06/26/30 .................. 510 516,660
6.20%, 09/21/30 .................. 948 984,965
Nissan Motor Acceptance Co. LLC
(b)
2.75%, 03/09/28 .................. 25 22,289
2.45%, 09/15/28 .................. 101 87,591
7.05%, 09/15/28 .................. 717 746,248
RCI Banque SA
(a)(c)
(5-Year EUR Swap Annual + 2.85%),
2.63%, 02/18/30 ................ EUR 5,800 6,102,920
(5-Year EURIBOR ICE Swap Rate +
2.75%), 5.50%, 10/09/34 .......... 1,200 1,282,008
Volkswagen Group of America Finance LLC,
1.25%
,
11/24/25
(b)
................. USD 505 476,446
17,908,495
Banks — 4.1%
ABN AMRO Bank NV
(a)(c)(k)
(5-Year EUR Swap Annual + 4.67%), 4.38% EUR 3,900 4,067,969
(5-Year EUR Swap Annual + 4.24%), 6.88% 2,900 3,143,831
Banca Monte dei Paschi di Siena SpA
(a)(c)
(5-Year EURIBOR ICE Swap Rate at 0.00%
Floor + 5.01%), 7.71%, 01/18/28 ..... 1,034 1,167,390
(3-mo. EURIBOR + 2.05%), 4.75%,
03/15/29 ..................... 800 858,217
Banco Bilbao Vizcaya Argentaria SA
(a)(k)
Series 9, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.19%),
6.50% ....................... USD 1,200 1,191,377

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year EURIBOR ICE Swap Rate +
5.54%), 8.38%
(c)
................ EUR 1,400 $ 1,591,726
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity at 0.00% Floor +
5.10%), 9.38% ................. USD 1,000 1,064,316
(5-Year EUR Swap Annual + 4.27%),
6.88%
(c)
...................... EUR 3,200 3 ,385,487
Banco BPM SpA
(a)(c)
(5-Year EUR Swap Annual + 3.17%),
2.88%, 06/29/31 ................ 2,220 2,276,465
(5-Year EUR Swap Annual + 3.40%),
3.38%, 01/19/32 ................ 1,748 1,797,327
Banco Bradesco SA, 3.20%
,
01/27/25
(c)
..... USD 601 589,569
Banco de Credito e Inversiones SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.94%), 8.75%
(a)(b)(k)
......... 337 354,349
Banco de Credito Social Cooperativo SA,
(1-Year EURIBOR ICE Swap Rate + 4.27%),
7.50%
,
09/14/29
(a)(c)
................ EUR 2,300 2,727,906
Banco de Sabadell SA
(a)(c)
(5-Year EUR Swap Annual + 6.20%),
5.75%
(k)
...................... 2,600 2,718,339
(5-Year EUR Swap Annual + 5.17%),
5.00%
(k)
...................... 1,200 1,198,393
(5-Year EUR Swap Annual + 2.95%),
2.50%, 04/15/31 ................ 1,000 1,028,232
(5-Year EUR Swap Annual + 3.15%),
6.00%, 08/16/33 ................ 1,100 1,223,350
Banco do Brasil SA, 6.25%
,
04/18/30
(b)
..... USD 684 687,206
Banco Espirito Santo SA
(c)(e)(l)
2.63%, 05/08/17 .................. EUR 800 239,893
4.75%, 01/15/18 .................. 1,500 449,799
4.00%, 01/21/25 .................. 5,400 1,619,276
Banco Mercantil del Norte SA , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.64%), 5.88%
(a)(b)(k)
......... USD 764 715,437
Banco Nacional de Panama, 2.50%
,
08/11/30
(b)
732 561,810
Banco Santander SA
(5-Year EUR Swap Annual + 4.53%),
4.38%
(a)(c)(k)
.................... EUR 6,600 6,772,321
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.31%),
9.63%
(a)(k)
..................... USD 1,200 1,285,271
(5-Year EURIBOR ICE Swap Rate +
3.76%), 3.63%
(a)(c)(k)
.............. EUR 400 349,130
(5-Year EUR Swap Annual + 4.43%),
7.00%
(a)(c)(k)
.................... 1,200 1,289,959
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.30%),
9.63%
(a)(k)
..................... USD 2,800 3,103,814
6.92%, 08/08/33 .................. 400 417,592
Bancolombia SA, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.32%), 8.63%
,
12/24/34
(a)
........... 571 581,849
Bangkok Bank PCL, 5.30%
,
09/21/28
(b)
..... 1,214 1,211,329
Bank Leumi Le-Israel BM , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
1.63%), 3.28%
,
01/29/31
(a)(b)(c)
......... 1,018 943,559
Bank of America Corp.
(a)
(1-day SOFR + 1.75%), 4.83%, 07/22/26 . 1,261 1,248,842
(3-mo. CME Term SOFR + 1.32%), 3.56%,
04/23/27 ..................... 3,525 3,408,573
(3-mo. CME Term SOFR + 1.63%), 3.59%,
07/21/28 ..................... 3,660 3,483,524
(1-day SOFR + 2.04%), 4.95%, 07/22/28 . 2,867 2,843,957
Security
Par (000)
Par (000) Value
Banks (continued)
(3-mo. CME Term SOFR + 1.30%), 3.42%,
12/20/28 ..................... USD 5,299 $ 4,982,775
(1-day SOFR + 1.06%), 2.09%, 06/14/29 . 2,089 1,853,244
(3-mo. CME Term SOFR + 1.47%), 3.97%,
02/07/30 ..................... 2,314 2,191,413
Bank of Cyprus PCL
(a)(c)
(1-Year EUR Swap Annual + 2.79%),
2.50%, 06/24/27 ................ EUR 525 539,590
(3-mo. EURIBOR + 1.97%), 5.00%,
05/02/29 ..................... 1,611 1,715,087
Bank of Ireland Group plc
(a)
(5-Year EUR Swap Annual + 7.92%),
7.50%
(c)(k)
..................... 2,339 2,545,657
(5-Year EUR Swap Annual + 6.43%),
6.00%
(c)(k)
..................... 3,759 4,015,637
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.65%), 6.25%,
09/16/26
(b)
.................... USD 503 505,441
Bank of Nova Scotia (The), 4.75%
,
02/02/26 . 195 192,954
Bankinter SA
(a)(c)(k)
(5-Year EUR Swap Annual + 6.71%), 6.25% EUR 2,000 2,141,900
(5-Year EURIBOR ICE Swap Rate +
4.71%), 7.38% ................. 3,200 3,518,556
Barclays Bank plc, Series MSFT, 1.00%
,
02/16/29
(m)
...................... USD 347 359,742
Barclays plc
(5-year SONIA Mid-Swaps Rate + 5.19%),
5.88%
(a)(c)(k)
.................... GBP 284 356,850
3.65%, 03/16/25 .................. USD 1,056 1,039,835
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.58%), 7.13%
(a)(k)
.. GBP 3,252 4,074,883
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.87%),
6.13%
(a)(k)
..................... USD 5,525 5,414,457
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.02%), 6.38%
(a)(c)(k)
GBP 4,626 5,689,107
4.38%, 01/12/26 .................. USD 200 196,618
5.20%, 05/12/26 .................. 1,009 997,417
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.05%), 7.33%,
11/02/26
(a)
.................... 1,151 1,171,072
(1-day SOFR + 2.21%), 5.83%, 05/09/27
(a)
3,904 3,909,724
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.96%), 8.88%
(a)(c)(k)
GBP 3,700 4,788,253
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.05%), 2.28%,
11/24/27
(a)
.................... USD 1,373 1,271,953
(1-day SOFR + 1.49%), 5.67%, 03/ 12/28
(a)
2,004 2,007,057
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.41%),
4.38%
(a)(k)
..................... 1,762 1,479,558
4.84%, 05/09/28 .................. 347 335,050
(BPSWS5 + 5.64%), 9.25%
(a)(k)
........ GBP 1,834 2,403,559
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.43%),
8.00%
(a)(k)
..................... USD 3,350 3,401,389
(USISSO05 + 5.78%), 9.63%
(a)(k)
....... 6,675 7,236,314
(3-mo. LIBOR USD + 3.05%), 5.09%,
06/20/30
(a)
.................... 825 788,741
BBVA Bancomer SA, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.65%), 5.13%
,
01/18/33
(a)(c)
.......... 558 509,001
BNP Paribas SA
(5-Year USD Swap Semi + 5.15%), 7.38%
(a)
(b)(k)
......................... 1,000 997,505
4.38%, 09/28/25
(b)
................. 935 918,133

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
4.38%, 05/12/26
(b)
................. USD 287 $ 279,236
(1-day SOFR + 1.00%), 1.32%, 01/13/27
(a)(b)
1,545 1,442,190
4.63%, 03/13/27
(b)
................. 611 594,762
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.35%),
8.50%
(a)(b)(k)
.................... 6,123 6,271,274
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.90%),
7.75%
(a)(b)(k)
.................... 8,186 8,255,704
(5-Year US Treasury Yield C urve Rate
T Note Constant Maturity + 4.90%),
7.75%
(a)(c)(k)
.................... 1,400 1,411,921
(5-Year EUR Swap Annual + 4.65%),
6.88%
(a)(c)(k)
.................... EUR 5,600 6,109,770
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.94%),
4.50%
(a)(b)(k)
.................... USD 2,300 1,825,105
(5-Year EURIBOR ICE Swap Rate +
4.63%), 7.38%
(a)(c)(k)
.............. EUR 400 444,982
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.34%),
4.63%
(a)(b)(k)
.................... USD 8,531 6,831,400
BPCE SA, (1-day SOFR + 1.85%), 5.94%
,
05/30/35
(a)(b)
..................... 1,265 1,259,963
CaixaBank SA
(a)(c)(k)
(5-Year EUR Swap Annual + 4.50%), 5.25% EUR 3,200 3,337,080
(5-Year EUR Swap Annual + 6.35%), 5.88% 1,200 1,258,281
(5-Year EURIBOR ICE Swap Rate +
5.30%), 7.50% ................. 4,800 5,346,182
Citigroup, Inc.
(a)
(3-mo. CME Term SOFR + 1.82%), 3.89%,
01/10/28 ..................... USD 2,542 2,453,752
(1-day SOFR + 1.28%), 3.07%, 02/24/28 . 1,626 1,534,517
Series AA, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.21%),
7.63%
(k)
...................... 179 186,371
Series CC, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.69%),
7.13%
(k)
...................... 952 949,870
(1-day SOFR + 1.42%), 2.98%, 11/05/30 . 425 378,532
(1-day SOFR + 1.15%), 2.67%, 01/29/31 . 828 721,025
(1-day SOFR + 3.91% ), 4.41%, 03/31/31 . 281 267,813
(1-day SOFR + 2.11%), 2.57%, 06/03/31 . 405 347,621
(1-day SOFR + 1.17%), 2.56%, 05/01/32 . 665 554,183
(1-day SOFR + 2.09%), 4.91%, 05/24/33 . 646 620,328
(1-day SOFR + 2.66%), 6.17%, 05/25/34 . 363 369,167
(1-day SOFR + 2.06%), 5.83%, 02/13/35 . 417 412,658
(1-day SOFR + 1.45%), 5.45%, 06/11/35 . 2,791 2,769,133
Commerzbank AG
(a)(c)
(5-Year EUR Swap Annual + 6.36%),
6.13%
(k)
...................... EUR 12,800 13,579,647
(5-Year EUR Swap Annual + 4.39%),
4.25%
(k)
...................... 1,800 1,706,925
(5-Year EUR Swap Annual + 6.74%),
6.50%
(k)
...................... 3,400 3,571,624
(5-Year EURIBOR ICE Swap Rate +
5.13%), 7.88%
(k)
................ 2,400 2,561,490
(5-Year EURIBOR ICE Swap Rate +
4.30%), 6.50%, 12/06/32 .......... 500 565,249
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.25%), 8.63%,
02/28/33 ..................... GBP 900 1,205,612
(5-Year EURIBOR ICE Swap Rate +
3.70%), 6.75%, 10/05/33 .......... EUR 700 806,388
Commonwealth Bank of Australia, 5.84%
,
03/13/34
(b)
...................... USD 2,099 2,096,455
Security
Par (000)
Par (000) Value
Banks (continued)
Cooperatieve Rabobank UA
(5-Year EUR Swap Annual + 4.10%),
4.63%
(a)(c)(k)
.................... EUR 2,200 $ 2,308,879
3.75%, 07/21/26 .................. USD 250 240,651
(5-Year EUR Swap Annual + 4.68%),
4.38%
(a)(c)(k)
.................... EUR 1,600 1,627,844
(5-Year EUR Swap Annual + 3.72%),
4.88%
(a)(c)(k)
.................... 1,200 1,203,219
Credit Agricole SA, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.24%), 4.75%
(a)(b)(k)
................ USD 14,410 12,530,803
Danske Bank A/S , (1-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.40%), 5.71%
,
03/01/30
(a)(b)
.......... 3,702 3,712,326
DNB Bank ASA, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.72%), 7.38%
(a)(c)(k)
................ 2,792 2,786,500
Euroban k SA, (5-Year EURIBOR ICE Swap
Rate + 2.17%), 4.88%
,
04/30/31
(a)(c)
..... EUR 925 993,918
Fifth Third Bancorp
(a)
(1-day SOFR + 0.69%), 1.71%, 11/01/27 . USD 434 397,957
(SOFR Index + 2.19%), 6.36%, 10/27/28 . 1,277 1,304,837
(1-day SOFR + 2.34%), 6.34%, 07/27/29 . 2,008 2,058,377
(1-day SOFR + 1.84%), 5.63%, 01/29/32 . 510 505,559
HSBC Holdings plc
(a)
(5-Year USD Swap Rate + 4.37%), 6.38%
(k)
2,900 2,891,305
(BPSWS5 + 4.28%), 5.88%
(k)
......... GBP 1,147 1,399,176
(5-Year USD Swap Rate + 3.75%), 6.00%
(k)
USD 2,600 2,510,556
(1-day SOFR + 1.57%), 5.89%, 08/14/27 . 2,181 2,197,353
(5-Year USD Swap Rate + 3.61%), 6.50%
(k)
800 787,566
(1-day SOFR + 1.06%), 5.60%, 05/17/28 . 965 968,773
(1-day SOFR + 3.35%), 7.39%, 11/03/28 . 1,152 1,218,257
(5-Year EUR Swap Annual + 3.84%),
4.75%
(c)(k)
..................... EUR 3,488 3,49 7,337
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.65%),
4.60%
(k)
...................... USD 8,505 7,289,283
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.25%),
4.70%
(k)
...................... 2,257 1,923,778
(1-day SOFR + 1.52%), 5.73%, 05/17/32 . 1,055 1,057,588
HSBC USA, Inc., 5.29%
,
03/04/27 ........ 200 200,531
Huntington Bancshares, Inc., (SOFR Index +
1.87%), 5.71%
,
02/02/35
(a)
........... 1,734 1,707,075
ING Groep NV
(a)(k)
(5-Year USD Swap Semi + 4.45%), 6.50% 1,710 1,691,234
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.34%), 5.75% 679 652,712
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.86%), 3.88% 11,155 9,422,518
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.71%),
7.50%
(c)
...................... 932 930,835
(USISSO05 + 4.36%), 8.00%
(c)
........ 7,000 7,136,850
Intesa Sanpaolo SpA
5.71%, 01/15/26
(b)
................. 1,289 1,276,746
Series */*, (5-Year EUR Swap Annual +
7.19%), 7.75%
(a)(c)(k)
.............. EUR 6,127 6,736,384
(5-Year EUR Swap Annual + 5.85%),
5.50%
(a)(c)(k)
.................... 4,832 4,944,861
(5-Year EURIBOR ICE Swap Rate +
6.26%), 9.13%
(a)(c)(k)
.............. 775 916,097
5.15%, 06/10/30
(c)
................. GBP 1 ,941 2,263,828
(5-Year EUR Swap Annual + 6.09%),
5.88%
(a)(c)(k)
.................... EUR 930 951,164

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.60%), 4.20%,
06/01/32
(a)(b)
................... USD 489 $ 413,720
8.51%, 09/20/32
(c)
................. GBP 1,432 1,957,307
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.75%), 4.95%,
06/01/42
(a)(b)
................... USD 362 270,504
Itau Unibanco Holding SA, 3.25%
,
01/24/25
(b)
. 713 700,968
JPMorgan Chase & Co.
(a)
(3-mo. CME Term SOFR + 0.70%), 1.04%,
02/04/27 ..................... 464 432,230
(1-day SOFR + 0.77%), 1.47%, 09/22/27 . 2,968 2,726,082
(1-day SOFR + 1.89%), 2.18%, 06/01/28 . 1,181 1,083,763
(3-mo. CME Term SOFR + 1.38%), 4.01%,
04/23/29 ..................... 3,670 3,509,111
(1-day SOFR + 1.45%), 5.30%, 07/24/29 . 2,210 2,217,416
(1-day SOFR + 1.16%), 5.58%, 04/22/30 . 5,449 5,535,317
KBC Group NV, (5-Year EURIBOR ICE Swap
Rate + 4.93%) , 8.00%
(a)(c)(k)
........... EUR 2,000 2,270,414
KeyBank NA
3.40%, 05/20/26 .................. USD 590 560,340
3.90%, 04/13/29 .................. 594 534,483
4.90%, 08/08/32 .................. 690 614,923
KeyCorp
(a)
(SOFR Index + 2.06%), 4.79%, 06/01/33 . 1,014 925,764
(SOFR Index + 2.42%), 6.40%, 03/06/35 . 1,612 1,634,307
Lloyds Banking Group plc
(a)(k)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.61%), 5.13% .... GBP 1,796 2,239,107
(5-Year EURIBOR ICE Swap Rate +
5.29%), 4.95%
(c)
................ EUR 7,249 7,647,364
(5-Year USD Swap Rate + 4.50%), 7.50% . USD 2,450 2,449,114
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.82%), 6.75% 4,515 4,498,084
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.88%), 8.50% .... GBP 3,771 4,874,177
(5-Year US Treasury Yield Curve Rate T
Note Constant M aturity + 3.91%), 8.00% USD 1,168 1,193,933
Mitsubishi UFJ Financial Group, Inc.
(a)
Series 8NC7, (1-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.53%), 5.48%, 02/22/31 .......... 467 471,667
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.95%), 2.31%,
07/20/32 ..................... 305 250,785
Morgan Stanley Bank NA, (1-day SOF R +
0.87%), 5.50%
,
05/26/28
(a)
........... 1,254 1,262,582
National Bank of Greece SA
(5-Year EURIBOR ICE Swap Rate +
3.15%), 5.88%, 06/28/35
(a)(c)
........ EUR 5,057 5,464,569
NatWest Group plc
(a)
Series *--, (5-Year USD Swap Semi +
5.72%), 8.00%
(k)
................ USD 1,200 1,207,926
Series -*-, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.63%),
6.00%
(k)
...................... 2,000 1,956,474
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.99%), 5.13%
(k)
... GBP 1,500 1,758,679
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.10%), 5.58%,
03/01/28 ..................... USD 1,882 1,883,473
(5-Year US Treasury Yield Curve Rate
T No te Constant Maturity + 3.75%),
8.13%
(k)
...................... 4,284 4,328,318
Security
Par (000)
Par (000) Value
Banks (continued)
Nordea Bank Abp, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.11%), 6.63%
(a)(c)(k)
................ USD 1,100 $ 1,091,648
PNC Financial Services Group, Inc. (The)
(a)
(1-day SOFR + 1.62%), 5.35%, 12/02/28 . 1,070 1,070,797
(1-day SOFR + 1.20%), 5.49%, 05/14/30 . 1,249 1,255,948
(1-day SOFR + 2.28%), 6.88%, 10/20/34 . 1,281 1,396,120
Santander Holdings USA, Inc.
(a)
(1-day SOFR + 2.36%), 6.50%, 03/09/29 . 1,119 1,139,770
(1-day SOFR + 2.50%), 6.17%, 01/09/30 . 1,590 1,602,369
(1-day SOFR + 2.14%), 6.34%, 05/31/35 . 1,124 1,120,775
Skandinaviska Enskilda Banken AB, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.07%), 6.88%
(a)(c)(k)
......... 600 593,250
Societe Generale SA
(a)(k)
(5-Year USD Swap Rate + 5.87%), 8.00%
(c)
1,893 1,890,814
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.45%),
10.00%
(b)
..................... 841 872,532
(5-Year EUR Swap Annual + 5.23%),
7.88%
(c)
...................... EUR 2,200 2,397,321
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.51%),
5.38%
(b)
...................... USD 9,591 7,727,048
Standard Chartered plc, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.14%), 4.30%
(a)(b)(k)
................ 5,675 4,736,024
Sumitomo Mitsui Financial Group, Inc.
5.46%, 01/13/26 .................. 583 582,940
5.52%, 01/13/28 .................. 1,635 1,652,669
1.90%, 09/17/28 .................. 580 508,273
3.04%, 07/16/29 .................. 130 117,238
Toronto-Dominion Bank (The) , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.98%), 7.25%
,
07/31/84
(a)
.... 436 434,910
Truist Financial Corp.
1.13%, 08/03/27 .................. 38 33,546
(1-day SOFR + 0.86%), 1.89%, 06/07/29
(a)
603 527,888
(1-day SOFR + 2.45%), 7.16%, 10/30/29
(a)
2,242 2,380,699
(1-day SOFR + 1.62%), 5.44%, 01/24/30
(a)
2,883 2,875,491
(1-day SOFR + 2.36%), 5.87%, 06/08/34
(a)
376 378,857
(1-day SOFR + 1.92%), 5.71%, 01/24/35
(a)
807 803,477
UniCredit SpA
(a)
(5-Year EURIBOR ICE Swap Rate +
7.33%), 7.50%
(c)(k)
............... EUR 2,768 3,031,088
(5-Year EUR Swap Annual + 2.80%),
2.73%, 01/15/32
(c)
............... 973 992,515
(5-Year USD Swap Rate + 4.91%), 7.30%,
04/02/34
(b)
.................... USD 1,779 1,815,254
US Bancorp
(a)
(1-day SOFR + 1.66%), 4.55%, 07/22/28 . 443 433,050
(1-day SOFR + 2.09%), 5.85%, 10/21/33 . 1,255 1,274,534
(1-day SOFR + 2.26%), 5.84%, 06/12/34 . 1,183 1,199,447
(1-day SOFR + 1.86%), 5.68%, 01/23/35 . 1,250 1,254,794
Virgin Money UK plc , (5-Year U.K. Government
Bonds Note Generic Bid Yield + 6.36%),
8.25%
(a)(c)(k)
...................... GBP 2,094 2,660,260
Wells Fargo & Co.
(a)
(3-mo. CME Term SOFR + 1.57%), 3.58%,
05/22/28 ..................... USD 1,019 970,523
(1-day SOFR + 2.10%), 2.39%, 06/02/28 . 181 166,699
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.61%),
7.63%
(k)
...................... 514 547,361
(1-day SOFR + 1.74%), 5.57%, 07/25/29 . 1,907 1,924,301
(1-day SOFR + 1.50%), 5.20%, 01/23/30 . 2,271 2,261,464

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 2.06%), 6.49%, 10/23/34 . USD 2,269 $ 2,418,882
(1-day SOFR + 1.78%), 5.50%, 01/23/35 . 2,315 2,306,882
Westpac Banking Corp. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
1.75%), 2.67%
,
11/15/35
(a)
........... 374 309,044
439,344,146
Beverages — 0.0%
Anheuser-Busch InBev Worldwide, Inc., 5.00%
,
06/15/34 ....................... 678 672,776
Davide Campari-Milano NV, 2.38%
,
01/17/29
(c)
(m)
............................ EUR 600 643,123
Keurig Dr Pepper, Inc.
4.60%, 05/25/28 .................. USD 133 130,325
5.05%, 03/15/29 .................. 272 271,595
3.20%, 05/01/30 .................. 181 163,134
Series 10, 5.20%, 03/15/31 ........... 302 301,397
5.30%, 03/15/34 .................. 112 111,448
2,293,798
Biotechnology — 0.2%
AbbVie, Inc.
4.25%, 11/14/28 .................. 622 607,113
4.80%, 03/15/29 .................. 2,097 2,088,894
3.20%, 11/21/29 .................. 2,536 2,327,040
4.95%, 03/15/31 .................. 1,182 1,178,926
Amgen, Inc.
5.15%, 03/02/28 .................. 2,820 2,819,586
4.20%, 03/01/33 .................. 691 640,170
5.25%, 03/02/33 .................. 1,225 1,221,430
Cidron Aida Finco SARL
(c)
5.00%, 04/01/28 .................. EUR 1,494 1,478,943
6.25%, 04/01/28 .................. GBP 1,005 1,175,774
Gilead Sciences, Inc.
3.65%, 03/01/26 .................. USD 1,120 1,088,605
5.25%, 10/15/33 .................. 1,951 1,965,254
Grifols SA, 2.25%
,
11/15/27
(c)
............ EUR 173 165,821
16,757,556
Broadline Retail — 0.0%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 .................. USD 358 338,217
2.13%, 02/09/31 .................. 216 178,314
ANGI Group LLC, 3.88%
,
08/15/28
(b)
....... 646 555,067
Go Daddy Operating Co. LLC, 5.25%
,
12/01/27
(b)
...................... 29 28,395
LCM Investments Holdings II LLC
(b)
4.88%, 05/01/29 .................. 155 144,883
8.25%, 08/01/31 .................. 607 633,392
Match Group Holdings II LLC
(b)
5.63%, 02/15/29 .................. 250 240,136
3.63%, 10/01/31 .................. 162 137,218
NMG Holding Co., Inc., 7.13%
,
04/01/26
(b)
... 867 856,543
PrestigeBidCo GmbH , (3-mo. EURIBOR at
0.00% Floor + 3.75%), 7.46%
,
07/01/29
(a)(c)
EUR 1,061 1,144,800
Rakuten Group, Inc.
(b)
11.25%, 02/15/27 ................. USD 353 377,007
9.75%, 04/15/29 .................. 398 410,238
5,044,210
Building Products — 0.1%
Advanced Drainage Systems, Inc.
(b)
5.00%, 09/30/27 .................. 283 276,679
6.38%, 06/15/30 .................. 107 107,387
Builders FirstSource, Inc., 6.38%
,
03/01/34
(b)
. 306 302,943
Camelot Return Merger Sub, Inc., 8.75%
,
08/01/28
(b)
...................... 363 355,884
Security
Par (000)
Par (000) Value
Building Products (continued)
Carrier Global Corp.
2.49%, 02/15/27 .................. USD 135 $ 126,394
5.90%, 03/15/34 .................. 275 287,009
HT Troplast GmbH, 9.38%
,
07/15/28
(c)
...... EUR 1,847 1,937,297
Masterbrand, Inc., 7.00%
,
07/15/32
(b)
...... USD 156 157,763
New Enterprise Stone & Lime Co., Inc.
(b)
5.25%, 07/15/28 .................. 214 202,042
9.75%, 07/15/28 .................. 309 314,146
Owens Corning
3.50%, 02/15/30
(b)
................. 252 229,607
5.70%, 06/15/34 .................. 1,885 1,902,349
PCF GmbH, 4.75%
,
04/15/26
(c)
.......... EUR 589 533,333
Standard Industries, Inc.
(b)
5.00%, 02/15/27 .................. USD 97 94,290
4.75%, 01/15/28 .................. 194 184,590
4.38%, 07/15/30 .................. 90 81,316
3.38%, 01/15/31 .................. 396 333,642
Summit Materials LLC, 7.25%
,
01/15/31
(b)
... 479 496,078
7,922,749
Capital Markets — 1.1%
Abu Dhabi Developmental Holding Co. PJSC,
5.38%
,
05/08/29
(b)
................. 1,116 1,134,648
AerCap Ireland Capital DAC
1.75%, 01/30/26 .................. 465 438,020
2.45%, 10/29/26 .................. 1,005 937,498
6.45%, 04/15/27 .................. 1,294 1,323,532
AG TTMT Escrow Issuer LLC, 8.63%
,
09/30/27
(b)
...................... 316 327,622
Apollo Debt Solutions BDC, 6.90%
,
04/13/29
(b)
368 369,834
Ares Capital Corp.
5.88%, 03/01/29 .................. 258 254,285
5.95%, 07/15/29 .................. 1,138 1,118,722
Ares Strategic Income Fund, 6.35%
,
08/15/29
(b)
1,540 1,527,348
Aretec Group, Inc., 10.00%
,
08/15/30
(b)
..... 193 209,904
ASG Finance DAC, 9.75%
,
05/15/29
(b)
...... 649 647,378
Blackstone Private Credit Fund
3.25%, 03/15/27 .................. 157 144,942
5.95%, 07/16/29
(b)
................. 820 803,076
6.25%, 01/25/31
(b)
................. 300 298,277
Blackstone Secured Lending Fund, 5.88%
,
11/15/27 ........................ 1,393 1,382,878
Blue Owl Capital Corp.
3.75%, 07/22/25 .................. 288 280,756
3.40%, 07/15/26 .................. 121 114,012
Blue Owl Capital Corp. II, 8.45%
,
11/15/26
(b)
.. 293 302,301
Blue Owl Credit Income Corp., 7.75%
,
09/16/27 258 265,096
Charles Schwab Corp. (The)
5.88%, 08/24/26 .................. 95 96,092
(1-day SOFR + 2.01%), 6.14%, 08/24/34
(a)
999 1,040,297
Compass Group Diversified Holdings LLC,
5.25%
,
04/15/29
(b)
................. 363 344,295
Concentra Escrow Issuer Corp., 6.88%
,
07/15/32
(b)
...................... 107 108,408
Credit Suisse USA LLC, 7.13%
,
07/15/32 .... 80 87,996
Deutsche Bank AG
(5-Year USD Swap Rate + 5.00%), 7.50%
(a)
(k)
.......................... 2,400 2,361,828
Series 2020, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.52%), 6.00%
(a)(k)
............... 9,600 9,086,795
(5-Year EURIBOR ICE Swap Rate +
4.55%), 4.50%
(a)(c)(k)
.............. EUR 3,200 3,058,633
(5-Year EURIBOR ICE Swap Rate +
4.75%), 4.63%
(a)(c)(k)
.............. 1, 200 1,116,465

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(5-Year EURIBOR ICE Swap Rate +
6.94%), 10.00%
(a)(c)(k)
............. EUR 5,000 $ 5,756,356
(1-day SOFR + 1.59%), 5.71%, 02/08/28
(a)
USD 1,646 1,643,824
(5-Year EURIBOR ICE Swap Rate +
5.69%), 6.75%
(a)(c)(k)
.............. EUR 2,400 2,472,661
(1-day SOFR + 3.18%), 6.72%, 01/18/29
(a)
USD 637 657,373
5.41%, 05/10/29 .................. 2,426 2,422,378
(5-Year EURIBOR ICE Swap Rate +
5.26%), 8.13%
(a)(c)(k)
.............. EUR 2,400 2,587,501
(1-day SOFR + 2.51%), 6.82%, 11/20/29
(a)
USD 3,776 3,926,991
(1-day SOFR + 3.65%), 7.08%, 02/10/34
(a)
1,110 1,130,050
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/25 .................. 179 175,863
(1-day SOFR + 0.79%), 1.09%, 12/09/26
(a)
2,080 1,944,371
5.95%, 01/15/27 .................. 116 117,961
2.60%, 02/07/30 .................. 68 59,589
(1-day SOFR + 1.27%), 5.73%, 04/25/30
(a)
819 833,542
(1-day SOFR + 1.28%), 2.62%, 04/22/32
(a)
402 337,985
(1-day SOFR + 1.25%), 2.38%, 07/21/32
(a)
431 353,950
(1-day SOFR + 1.26%), 2.65%, 10/21/32
(a)
575 478,014
Intercontinental Exchange, Inc.
3.63%, 09/01/28
(b)
................. 979 922,842
1.85%, 09/15/32 .................. 449 347,084
4.60%, 03/15/33 .................. 374 356,914
JPMorgan Chase Financial Co. LLC, 0.50%
,
06/15/27
(m)
...................... 387 410,801
Julius Baer Group Ltd.
(a)(c)(k)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.62%), 4.88% 787 729,037
(5-Year EUR Swap Annual + 3.85%), 6.63% EUR 5,234 5,437,416
MDGH GMTN RSC Ltd., 4.38%
,
11/22/33
(b)
.. USD 666 627,705
Morgan Stanley
(a)
3.59%, 07/22/28 .................. 1,430 1,359,790
(1-day SOFR + 1.59%), 5.16%, 04/20/29 . 5,644 5,625,683
(1-day SOFR + 1.63%), 5.45%, 07/20/29 . 2,745 2,761,932
(1-day SOFR + 1.83%), 6.41%, 11/01/29 . 1,953 2,037,686
(3-mo. CME Term SOFR + 1.89%), 4.43%,
01/23/30 ..................... 1,042 1,008,020
(1-day SOFR + 1.26%), 5.66%, 04/18/30 . 1,993 2,026,755
(1-day SOFR + 1.14%), 2.70%, 01/22/31 . 276 241,936
(1-day SOFR + 1.36%), 2.48%, 09/16/36 . 570 450,939
Nasdaq, Inc., 5.55%
,
02/15/34 ........... 335 335,454
Oaktree Strategic Credit Fund, 8.40%
,
11/14/28
(b)
...................... 328 346,699
S&P Global, Inc.
2.50%, 12/01/29 .................. 297 262,955
5.25%, 09/15/33
(b)
................. 232 234,177
Sherwood Financing plc, 6.00%
,
11/15/26
(c)
.. GBP 236 253,131
State Street Corp.
(a)
(1-day SOFR + 2.60%), 2.90%, 03/30/26 . USD 40 39,139
Series I, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.61%),
6.70%
(k)
...................... 495 497,951
UBS AG
1.25%, 06/01/26 .................. 200 185,142
7.50%, 02/15/28 .................. 674 721,161
UBS Group AG
(5-Year USD Swap Semi + 4.87%), 7.00%
(a)
(c)(k)
......................... 1,257 1,255,441
(5-Year USD Swap Semi + 4.59%), 6.88%
(a)
(c)(k)
......................... 3,638 3,610,551
4.13%, 09/24/25
(b)
................. 313 306,900
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.10%),
3.88%
(a)(b)(k)
.................... 2,800 2,584,255
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.86%),
5.13%
(a)(c)(k)
.................... USD 2,050 $ 1,952,625
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.40%),
4.88%
(a)(b)(k)
.................... 1,281 1,173,169
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.75%),
9.25%
(a)(b)(k)
.................... 1,659 1,784,923
(5-Year US Treasury Yield C urve Rate
T Note Constant Maturity + 3.31%),
4.38%
(a)(b)(k)
.................... 11,046 8,958,899
(USISSO05 + 4.16%), 7.75%
(a)(b)(k)
...... 4,544 4,635,094
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.76%),
9.25%
(a)(c)(k)
.................... 2,100 2,351,773
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.76%),
9.25%
(a)(b)(k)
.................... 5,541 6,205,322
(1-day SOFR + 5.02%), 9.02%, 11/15/33
(a)(b)
2,469 2,975,780
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.77%), 5.70%,
02/08/35
(a)(b)
................... 1,263 1,261,712
Vivion Investments SARL, 3.00%
,
08/08/24
(c)
. EUR 900 956,626
121,312,766
Chemicals — 0.4%
Axalta Coating Systems Dutch Holding B BV,
7.25%
,
02/15/31
(b)
................. USD 282 292,841
Axalta Coating Systems LLC
(b)
4.75%, 06/15/27 .................. 340 330,591
3.38%, 02/15/29 .................. 150 134,202
Braskem Netherlands Finance BV, 7.25%
,
02/13/33
(b)
...................... 1,077 1,015,073
Chemours Co. (The)
4.00%, 05/15/26 .................. EUR 1,653 1,712,746
5.38%, 05/15/27 .................. USD 349 331,278
5.75%, 11/15/28
(b)
................. 338 312,058
4.63%, 11/15/29
(b)
................. 150 129,150
DuPont de Nemours, Inc., 4.73%
,
11/15/28 .. 1,435 1,429,482
Eastman Chemical Co.
5.75%, 03/08/33 .................. 1,484 1,497,019
5.63%, 02/20/34 .................. 531 527,732
Element Solutions, Inc., 3.88%
,
09/01/28
(b)
... 923 848,246
FIS Fabbrica Italiana Sintetici SpA, 5.63%
,
08/01/27
(c)
...................... EUR 2,435 2,552,403
Herens Holdco SARL, 4.75%
,
05/15/28
(b)
.... USD 669 580,317
Herens Midco SARL, 5.25%
,
05/15/29
(c)
.... EUR 2,306 1,907,774
Illuminate Buyer LLC, 9.00%
,
07/01/28
(b)
.... USD 629 633,981
INEOS Finance plc, 6.38%
,
04/15/29
(c)
..... EUR 2,311 2,546,121
INEOS Quattro Finance 2 plc
(c)
2.50%, 01/15/26 .................. 1,130 1,172,295
8.50%, 03/15/29 .................. 2,467 2,797,253
INEOS Styrolution Ludwigshafen GmbH,
2.25%
,
01/16/27
(c)
................. 280 280,753
Ingevity Corp., 3.88%
,
11/01/28
(b)
......... USD 204 185,089
Kobe U.S. Midco 2, Inc., 9.25%
,
11/01/26
(b)
.. 509 407,943
Kronos International, Inc., 9.50%
,
03/15/29
(c)
. EUR 1,225 1,422,082
LSF11 A5 HoldCo LLC, 6.63%
,
10/15/29
(b)
... USD 392 371,008
LYB International Finance III LLC, 5.50%
,
03/01/34 ....................... 300 296,824
Minerals Technologies, Inc., 5.00%
,
07/01/28
(b)
498 472,657
Monitchem HoldCo 3 SA, 8.75%
,
05/01/28
(c)
.. EUR 438 486,488
Nobian Finance BV, 3.63%
,
07/15/26
(c)
..... 1,171 1,232,186

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
Nutrien Ltd.
4.90%, 03/27/28 .................. USD 264 $ 260,902
4.20%, 04/01/29 .................. 132 126,305
Olympus Water US Holding Corp.
9.63%, 11/15/28
(c)
................. EUR 2,944 3,377,913
9.75%, 11/15/28
(b)
................. USD 861 910,913
5.38%, 10/01/29
(c)
................. EUR 1,172 1,134,797
7.25%, 06/15/31
(b)
................. USD 658 654,058
Sasol Financing USA LLC, 6.50%
,
09/27/28 .. 941 895,420
SCIL IV LLC
(c)
(3-mo. EURIBOR at 4.38% Floor + 4.38%),
8.21%, 11/01/26
(a)
............... EUR 584 628,562
9.50%, 07/15/28 .................. 1,482 1,715,151
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/29 .................. USD 64 58,500
4.00%, 04/01/31 .................. 355 306,286
4.38%, 02/01/32 .................. 79 68,057
Sherwin-Williams Co. (The), 3.45%
,
06/01/27 . 755 719,019
SK Invictus Intermediate II SARL, 5.00%
,
10/30/29
(b)
...................... 817 739,886
Synthomer plc, 3.88%
,
07/01/25
(c)
......... EUR 172 181,708
WR Grace Holdings LLC
(b)
5.63%, 08/15/29 .................. USD 1,423 1,311,572
7.38%, 03/01/31 .................. 484 490,517
39,485,158
Commercial Services & Supplies — 0.3%
ADT Security Corp. (The), 4.88%
,
07/15/32
(b)
. 373 342,526
Allied Universal Holdco LLC
6.63%, 07/15/26
(b)
................. 127 126,616
9.75%, 07/15/27
(b)
................. 569 565,526
3.63%, 06/01/28
(c)
................. EUR 1,790 1,743,388
4.63%, 06/01/28
(b)
................. USD 1,961 1,787,511
4.88%, 06/01/28
(c)
................. GBP 2,467 2,802,783
6.00%, 06/01/29
(b)
................. USD 1,231 1,077,599
7.88%, 02/15/31
(b)
................. 1,595 1,599,150
APi Group DE, Inc.
(b)
4.13%, 07/15/29 .................. 234 212,940
4.75%, 10/15/29 .................. 141 131,558
APX Group, Inc.
(b)
6.75%, 02/15/27 .................. 219 218,433
5.75%, 07/15/29 .................. 485 465,323
Aramark Services, Inc., 5.00%
,
02/01/28
(b)
... 608 588,011
Brink's Co. (The)
(b)
6.50%, 06/15/29 .................. 173 174,814
6.75%, 06/15/32 .................. 262 263,923
Cedacri Mergeco SpA
(a)(c)
(3-mo. EURIBOR at 4.63% Floor + 4.63%),
8.45%, 05/15/28 ................ EUR 865 923,014
(3-mo. EURIBOR at 0.00% Floor + 5.50%),
9.33%, 05/15/28 ................ 1,876 2,011,613
Clean Harbors, Inc.
(b)
4.88%, 07/15/27 .................. USD 175 169,389
6.38%, 02/01/31 .................. 188 188,490
Garda World Security Corp.
(b)
4.63%, 02/15/27 .................. 263 251,313
9.50%, 11/01/27 .................. 161 161,745
7.75%, 02/15/28 .................. 399 406,376
6.00%, 06/01/29 .................. 172 156,920
GFL Environmental, Inc.
(b)
3.75%, 08/01/25 .................. 511 506,410
4.00%, 08/01/28 .................. 100 92,941
3.50%, 09/01/28 .................. 208 191,749
4.75%, 06/15/29 .................. 48 45,301
4.38%, 08/15/29 .................. 550 506,861
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
6.75%, 01/15/31 .................. USD 215 $ 219,339
Intrum AB
(c)
3.00%, 09/15/27 .................. EUR 4,115 2,838,258
9.25%, 03/15/28 .................. 1,224 868,827
Neptune Bidco US, Inc., 9.29%
,
04/15/29
(b)
.. USD 890 854,200
Paprec Holding SA
(c)
6.50%, 11/17/27 .................. EUR 515 575,680
7.25%, 11/17/29 .................. 500 562,259
Prime Security Services Borrower LLC, 6.25%
,
01/15/28
(b)
...................... USD 320 315,335
Q-Park Holding I BV
(c)
(3-mo. EURIBOR at 2.00% Floor + 2.00%),
5.79%, 03/01/26
(a)
............... EUR 360 385,542
2.00%, 03/01/27 .................. 696 701,821
5.13%, 03/01/29 .................. 681 731,549
5.13%, 02/15/30 .................. 1,884 2,012,625
Republic Services, Inc.
3.95%, 05/15/28 .................. USD 1,311 1,260,316
4.88%, 04/01/29 .................. 428 424,446
Reworld Holding Corp.
4.88%, 12/01/29
(b)
................. 313 285,684
5.00%, 09/01/30 .................. 153 138,284
Techem Verwaltungsgesellschaft 674 mbH,
6.00%
,
07/30/26
(c)
................. EUR 1,823 1,950,878
Techem Verwaltungsgesellschaft 675 mbH,
5.38%
,
07/15/29
(c)
................. 777 838,993
Verisure Holding AB
(c)
9.25%, 10/15/27 .................. 1,631 1,847,156
7.13%, 02/01/28 .................. 1,173 1,310,242
Waste Management, Inc., 2.00%
,
06/01/29 .. USD 45 39,294
Waste Pro USA, Inc., 5.50%
,
02/15/26
(b)
.... 1,283 1,265,303
Williams Scotsman, Inc.
(b)
6.63%, 06/15/29 .................. 214 215,694
7.38%, 10/01/31 .................. 317 326,227
37,680,175
Communications Equipment — 0.0%
CommScope, Inc., 4.75%
,
09/01/29
(b)
...... 171 118,385
Motorola Solutions, Inc.
4.60%, 05/23/29 .................. 143 139,338
5.60%, 06/01/32 .................. 1,900 1,921,215
5.40%, 04/15/34 .................. 1,323 1,311,576
Viavi Solutions, Inc., 3.75%
,
10/01/29
(b)
..... 174 146,954
3,637,468
Construction & Engineering — 0.1%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%
,
03/30/29
(b)
...................... 461 473,101
Arcosa, Inc., 4.38%
,
04/15/29
(b)
.......... 486 451,312
Azzurra Aeroporti SpA, 2.63%
,
05/30/27
(c)
... EUR 2,242 2,269,578
Brand Industrial Services, Inc., 10.38%
,
08/01/30
(b)
...................... USD 1,592 1,720,465
China City Construction International Co. Ltd.,
5.35%
,
07/03/17
(c)(e)(f)(l)
.............. CNY 6,794 —
Dycom Industries, Inc., 4.50%
,
04/15/29
(b)
... USD 318 297,587
Gatwick Airport Finance plc, 4.38%
,
04/07/26
(c)
GBP 1,411 1,725,855
Heathrow Finance plc
(c)
5.75%, 03/03/25
(d)
................. 221 277,579
3.88%, 03/01/27
(d)
................. 1,745 2,073,503
4.13%, 09/01/29
(d)
................. 840 962,608
6.63%, 03/01/31 .................. 821 1,026,151
Kier Group plc, 9.00%
,
02/15/29
(c)
......... 876 1,133,651
Pike Corp., 8.63%
,
01/31/31
(b)
........... USD 168 177,966
12,589,356

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Construction Materials — 0.0%
(b)
Cemex SAB de CV, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.53%), 5.13%
(a)(k)
................. USD 564 $ 542,058
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28 .................. 753 735,655
8.88%, 11/15/31 .................. 806 855,106
St Marys Cement, Inc., 5.75%
,
04/02/34 .... 445 436,656
2,569,475
Consumer Finance — 0.4%
Ally Financial, Inc.
5.80%, 05/01/25 .................. 1,520 1,518,555
5.75%, 11/20/25 .................. 1,402 1,393,151
(1-day SOFR + 2.82%), 6.85%, 01/03/30
(a)
3,794 3,898,469
Bread Financial Holdings, Inc., 9.75%
,
03/15/29
(b)
...................... 263 276,286
Capital One Financial Corp.
(a)
(1-day SOFR + 2.64%), 6.31%, 06/08/29 . 3,997 4,089,664
(1-day SOFR + 1.91%), 5.70%, 02/01/30 . 891 895,238
(1-day SOFR + 3.07%), 7.62%, 10/30/31 . 193 212,468
DAE Funding LLC, 1.55%
,
08/01/24
(c)
...... 1,648 1,639,760
Encore Capital Group, Inc.
(c)
4.88%, 10/15/25 .................. EUR 318 338,110
5.38%, 02/15/26 .................. GBP 1,003 1,248,874
4.25%, 06/01/28 .................. 155 169,631
Ford Motor Credit Co. LLC
3.38%, 11/13/25 .................. USD 1,688 1,633,655
4.54%, 08/01/26 .................. 1,747 1,700,398
4.95%, 05/28/27 .................. 1,500 1,464,168
4.13%, 08/17/27 .................. 279 265,104
7.35%, 11/04/27 .................. 364 379,286
6.80%, 05/12/28 .................. 3,107 3,200,935
6.80%, 11/07/28 .................. 408 421,584
7.20%, 06/10/30 .................. 279 293,484
6.05%, 03/05/31 .................. 400 400,446
General Motors Financial Co., Inc.
5.40%, 04/06/26 .................. 2,905 2,898,390
5.85%, 04/06/30 .................. 385 389,711
5.75%, 02/08/31 .................. 212 212,566
Global Aircraft Leasing Co. Ltd., 6.50%
,
(6.50%
Cash or 7.25% PIK), 09/15/24
(b)(j)
....... 2,404 2,320,018
Macquarie Airfinance Holdings Ltd.
(b)
8.38%, 05/01/28 .................. 245 258,223
6.40%, 03/26/29 .................. 98 99,658
8.13%, 03/30/29 .................. 110 116,292
6.50%, 03/26/31 .................. 256 263,248
Muthoot Finance Ltd., 7.13%
,
02/14/28
(b)
.... 710 717,322
Navient Corp.
5.50%, 03/15/29 .................. 287 262,037
9.38%, 07/25/30 .................. 184 193,471
OneMain Finance Corp.
3.50%, 01/15/27 .................. 316 296,075
6.63%, 01/15/28 .................. 347 348,231
9.00%, 01/15/29 .................. 185 195,179
5.38%, 11/15/29 .................. 90 84,407
7.88%, 03/15/30 .................. 309 318,596
4.00%, 09/15/30 .................. 119 102,131
7.50%, 05/15/31 .................. 118 119,401
SLM Corp., 3.13%
,
11/02/26 ............ 510 475,050
Synchrony Financial, 5.15%
,
03/19/29 ...... 2,034 1,953,055
Toyota Motor Credit Corp., 3.38%
,
04/01/30 .. 180 165,546
Volkswagen International Finance NV
(a)(c)(k)
Series PNC5, (5-Year EUR Swap Annual +
4.29%), 7.50% ................. EUR 1,300 1,503,854
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
(9-Year EUR Swap Annual + 3.96%), 3.88% EUR 1,000 $ 996,791
39,728,518
Consumer Staples Distribution & Retail — 0.1%
7-Eleven, Inc., 0.95%
,
02/10/26
(b)
......... USD 1,016 945,956
Albertsons Cos., Inc.
(b)
3.25%, 03/15/26 .................. 198 190,199
4.63%, 01/15/27 .................. 262 253,071
5.88%, 02/15/28 .................. 335 331,110
6.50%, 02/15/28 .................. 187 187,887
3.50%, 03/15/29 .................. 294 264,465
4.88%, 02/15/30 .................. 221 208,845
Bellis Acquisition Co. plc, 8.13%
,
05/14/30
(c)
.. GBP 5,512 6,959,009
Cencosud SA, 4.38%
,
07/17/27
(c)
......... USD 1,272 1,223,346
Market Bidco Finco plc, 5.50%
,
11/04/27
(c)
... GBP 1,248 1,459,293
Performance Food Group, Inc., 4.25%
,
08/01/29
(b)
...................... USD 199 181,171
Picard Groupe SAS
(c)
3.88%, 07/01/26 .................. EUR 1,112 1,186,490
6.38%, 07/01/29 .................. 1,098 1,174,504
United Natural Foods, Inc., 6.75%
,
10/15/28
(b)
USD 97 87,568
US Foods, Inc.
(b)
4.75%, 02/15/29 .................. 135 128,045
4.63%, 06/01/30 .................. 182 169,089
7.25%, 01/15/32 .................. 148 153,593
Walgreens Boots Alliance, Inc., 3.20%
,
04/15/30 ....................... 58 48,553
15,152,194
Containers & Packaging — 0.3%
Ardagh Metal Packaging Finance USA LLC
6.00%, 06/15/27
(b)
................. 598 587,608
2.00%, 09/01/28
(c)
................. EUR 1,032 962,923
4.00%, 09/01/29
(b)
................. USD 1,427 1,207,607
Ardagh Packaging Finance plc
2.13%, 08/15/26
(c)
................. EUR 1,320 1,172,485
2.13%, 08/15/26
(c)
................. 379 336,487
4.13%, 08/15/26
(b)
................. USD 972 843,663
Berry Global, Inc.
1.57%, 01/15/26 .................. 3,472 3,261,974
5.80%, 06/15/31
(b)
................. 2,822 2,817,877
Canpack SA, 3.13%
,
11/01/25
(b)
.......... 312 299,261
Clydesdale Acquisition Holdings, Inc.
(b)
6.63%, 04/15/29 .................. 460 452,103
8.75%, 04/15/30 .................. 717 701,696
Crown Americas LLC
4.25%, 09/30/26 .................. 239 230,288
5.25%, 04/01/30 .................. 69 66,748
Crown European Holdings SA
(c)
3.38%, 05/15/25 .................. EUR 662 703,247
5.00%, 05/15/28 .................. 660 724,498
Graphic Packaging International LLC, 3.50%
,
03/15/28
(b)
...................... USD 383 353,144
Klabin Austria GmbH, 3.20%
,
01/12/31
(b)
.... 665 559,099
Kleopatra Finco SARL, 4.25%
,
03/01/26
(c)
... EUR 2,114 1,988,348
Kleopatra Holdings 2 SCA, 6.50%
,
09/01/26
(c)
. 130 84,230
LABL, Inc.
(b)
6.75%, 07/15/26 .................. USD 110 108,626
5.88%, 11/01/28 .................. 417 380,245
9.50%, 11/01/28 .................. 359 361,828
Mauser Packaging Solutions Holding Co.
(b)
7.88%, 04/15/27 .................. 5,154 5,257,035
9.25%, 04/15/27 .................. 117 117,075
OI European Group BV
(c)
6.25%, 05/15/28 .................. EUR 928 1,027,384

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
5.25%, 06/01/29 .................. EUR 1,872 $ 2,011,815
Owens-Brockway Glass Container, Inc., 7.25%
,
05/15/31
(b)
...................... USD 296 295,486
Sealed Air Corp.
(b)
5.00%, 04/15/29 .................. 119 113,254
6.50%, 07/15/32 .................. 207 205,839
Smurfit Kappa Treasury ULC, 5.44%
,
04/03/34
(b)
...................... 633 627,353
Titan Holdings II BV, 5.13%
,
07/15/29
(c)
..... EUR 1,150 1,244,709
Trident TPI Holdings, Inc., 12.75%
,
12/31/28
(b)
USD 239 261,037
Trivium Packaging Finance BV
(3-mo. EURIBOR at 3.75% Floor + 3.75%),
7.58%, 08/15/26
(a)(c)
.............. EUR 977 1,046,318
8.50%, 08/15/27
(b)(d)
................ USD 200 198,508
WRKCo, Inc.
4.65%, 03/15/26 .................. 231 227,627
4.00%, 03/15/28 .................. 319 305,462
4.90%, 03/15/29 .................. 227 225,551
31,368,438
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc., 3.88%
,
11/15/29 ............... 124 110,916
BCPE Empire Holdings, Inc., 7.63%
,
05/01/27 444 430,237
Resideo Funding, Inc., 4.00%
,
09/01/29 .... 190 167,460
708,613
Diversified Consumer Services — 0.1%
Mavis Tire Express Services Topco Corp.,
6.50%
,
05/15/29
(b)
................. 373 347,743
Pachelbel Bidco SpA
(c)
7.13%, 05/17/31 .................. EUR 1,561 1,726,085
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
8.07%, 05/17/31
(a)
............... 1,315 1,427,866
Rekeep SpA, 7.25%
,
02/01/26
(c)
.......... 427 420,712
Service Corp. International, 4.00%
,
05/15/31 . USD 419 373,152
Sotheby's
(b)
7.38%, 10/15/27 .................. 794 663,034
5.88%, 06/01/29 .................. 777 578,226
TUI Cruises GmbH
(c)
6.50%, 05/15/26 .................. EUR 1,097 1,190,479
6.25%, 04/15/29 .................. 1,261 1,380,853
Wand NewCo 3, Inc., 7.63%
,
01/30/32
(b)
.... USD 749 773,561
8,881,711
Diversified REITs — 0.1%
American Homes 4 Rent LP
5.50%, 02/01/34 .................. 320 314,661
5.50%, 07/15/34 .................. 775 761,469
Extra Space Storage LP, 5.40%
,
02/01/34 ... 2,705 2,647,718
Global Net Lease, Inc., 3.75%
,
12/15/27
(b)
... 293 256,708
HAT Holdings I LLC
(b)
3.38%, 06/15/26 .................. 204 192,361
8.00%, 06/15/27 .................. 381 396,102
Invitation Homes Operating Partnership LP
5.50%, 08/15/33 .................. 204 201,114
2.70%, 01/15/34 .................. 156 122,871
Iron Mountain Information Management
Services, Inc., 5.00%
,
07/15/32
(b)
....... 133 121,488
MPT Operating Partnership LP
2.50%, 03/24/26 .................. GBP 560 606,702
5.25%, 08/01/26 .................. USD 292 265,351
4.63%, 08/01/29 .................. 634 460,166
3.50%, 03/15/31 .................. 456 297,137
Prologis LP
2.25%, 01/15/32 .................. 332 271,226
Security
Par (000)
Par (000) Value
Diversified REITs (continued)
4.63%, 01/15/33 .................. USD 503 $ 481,738
5.00%, 03/15/34 .................. 265 259,184
Prologis Targeted US Logistics Fund LP, 5.25%
,
04/01/29
(b)
...................... 750 750,507
Simon Property Group LP
5.50%, 03/08/33 .................. 577 580,229
6.25%, 01/15/34 .................. 233 245,753
Ventas Realty LP, 5.63%
,
07/01/34 ........ 2,372 2,351,090
VICI Properties LP
4.13%, 08/15/30
(b)
................. 674 612,979
5.13%, 05/15/32 .................. 3,143 2,994,448
5.63%, 05/15/52 .................. 15 13,505
6.13%, 04/01/54 .................. 193 185,270
15,389,777
Diversified Telecommunication Services — 0.7%
Altice France SA
11.50%, 02/01/27
(c)
................ EUR 1,369 1,198,928
3.38%, 01/15/28
(c)
................. 687 514,887
5.50%, 01/15/28
(b)
................. USD 935 640,369
5.13%, 01/15/29
(b)
................. 339 221,196
5.13%, 07/15/29
(b)
................. 681 447,827
5.50%, 10/15/29
(b)
................. 200 131,818
AT&T, Inc., 5.40%
,
02/15/34 ............ 5,047 5,047,051
Bakrie Telecom Pte. Ltd., 11.50%
,
05/07/15
(c)(e)(l)
1,000 5,572
British Telecommunications plc
(a)(c)
(5-Year EURIBOR ICE Swap Rate +
2.54%), 5.13%, 10/03/54 .......... EUR 500 536,808
(5-Year EUR Swap Annual + 2.13%),
1.87%, 08/18/80 ................ 236 245,162
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.82%), 8.38%,
12/20/83 ..................... GBP 1,726 2,318,703
CCO Holdings LLC
(b)
5.00%, 02/01/28 .................. USD 511 477,729
5.38%, 06/01/29 .................. 693 630,467
6.38%, 09/01/29 .................. 553 525,643
4.50%, 08/15/30 .................. 304 257,359
4.25%, 02/01/31 .................. 400 326,577
7.38%, 03/01/31 .................. 1,788 1,762,977
4.75%, 02/01/32 .................. 169 138,406
4.25%, 01/15/34 .................. 370 280,851
Cellnex Telecom SA
(c)(m)
2.13%, 08/11/30 .................. EUR 2,500 2,669,431
0.75%, 11/20/31 .................. 800 701,128
Frontier Communications Holdings LLC
(b)
5.88%, 10/15/27 .................. USD 361 352,448
5.00%, 05/01/28 .................. 538 506,847
8.75%, 05/15/30 .................. 1,194 1,230,348
8.63%, 03/15/31 .................. 496 510,943
Iliad Holding SASU
6.50%, 10/15/26
(b)
................. 796 792,474
7.00%, 10/15/28
(b)
................. 369 365,911
6.88%, 04/15/31
(c)
................. EUR 2,893 3,144,423
8.50%, 04/15/31
(b)
................. USD 734 743,203
Iliad SA
(c)
5.38%, 06/14/27 .................. EUR 1,600 1,741,964
5.38%, 02/15/29 .................. 2,100 2,287,273
5.63%, 02/15/30 .................. 1,800 1,972,686
Infrastrutture Wireless Italiane SpA
(c)
1.63%, 10/21/28 .................. 2,423 2,393,656
1.75%, 04/19/31 .................. 1,207 1,147,110
Kaixo Bondco Telecom SA, 5.13%
,
09/30/29
(c)
766 795,737
Level 3 Financing, Inc.
(b)
10.50%, 04/15/29 ................. USD 1,309 1,305,728

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
4.88%, 06/15/29 .................. USD 258 $ 147,302
11.00%, 11/15/29 ................. 2,196 2,247,373
10.50%, 05/15/30 ................. 1,350 1,337,059
Lorca Telecom Bondco SA
(c)
4.00%, 09/18/27 .................. EUR 2,505 2,616,064
5.75%, 04/30/29 .................. 4,689 5,136,229
Lumen Technologies, Inc.
(b)
4.13%, 04/15/29 .................. USD 399 259,392
4.13%, 04/15/30 .................. 399 249,431
Optics Bidco SpA
6.88%, 02/15/28 .................. EUR 881 1,004,602
7.88%, 07/31/28 .................. 411 485,582
1.63%, 01/18/29 .................. 1,147 1,073,604
6.00%, 09/30/34
(b)
................. USD 292 276,344
7.20%, 07/18/36
(b)
................. 200 206,120
RCS & RDS SA
(c)
2.50%, 02/05/25 .................. EUR 900 948,915
3.25%, 02/05/28 .................. 1,500 1,497,702
Sprint Capital Corp., 6.88%
,
11/15/28 ...... USD 3,244 3,438,971
Telecom Italia Capital SA
6.38%, 11/15/33 .................. 660 645,652
6.00%, 09/30/34 .................. 708 670,040
7.20%, 07/18/36 .................. 349 359,679
7.72%, 06/04/38 .................. 333 350,440
Telecom Italia SpA
6.88%, 02/15/28
(c)
................. EUR 448 506,294
7.88%, 07/31/28
(c)
................. 185 215,957
1.63%, 01/18/29
(c)
................. 565 524,913
5.25%, 03/17/55
(b)
................. 300 310,441
Uniti Group LP
(b)
Series MAY, 10.50%, 02/15/28 ......... USD 321 314,349
10.50%, 02/15/28 ................. 1,696 1,660,863
Virgin Media Finance plc, 5.00%
,
07/15/30
(b)
.. 302 249,013
Virgin Media Secured Finance plc
5.25%, 05/15/29
(c)
................. GBP 361 414,407
5.50%, 05/15/29
(b)
................. USD 400 365,660
4.25%, 01/15/30
(c)
................. GBP 108 116,044
4.13%, 08/15/30
(c)
................. 600 629,522
4.50%, 08/15/30
(b)
................. USD 258 218,768
Vmed O2 UK Financing I plc, 7.75%
,
04/15/32
(b)
302 294,583
Windstream Escrow LLC, 7.75%
,
08/15/28
(b)
. 365 343,846
Zayo Group Holdings, Inc.
(b)
4.00%, 03/01/27 .................. 4,013 3,209,460
6.13%, 03/01/28 .................. 338 226,310
70,920,571
Electric Utilities — 0.6%
Adani Green Energy UP Ltd., 6.70%
,
03/12/42
(b)
363 339,178
AES Panama Generation Holdings SRL,
4.38%
,
05/31/30
(c)
................. 792 686,195
American Electric Power Co., Inc., 5.70%
,
08/15/25 ....................... 81 81,064
Baltimore Gas & Electric Co., 2.25%
,
06/15/31 38 31,659
CenterPoint Energy Houston Electric LLC
Series AG, 3.00%, 03/01/32 .......... 612 528,176
4.95%, 04/01/33 .................. 37 36,020
5.15%, 03/01/34 .................. 286 283,765
Duke Energy Carolinas LLC
2.45%, 02/01/30 .................. 403 352,530
2.55%, 04/15/31 .................. 304 258,924
2.85%, 03/15/32 .................. 101 86,530
6.45%, 10/15/32 .................. 44 47,000
4.95%, 01/15/33 .................. 298 292,897
4.85%, 01/15/34 .................. 129 124,834
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Duke Energy Corp.
2.65%, 09/01/26 .................. USD 2,307 $ 2,180,889
2.45%, 06/01/30 .................. 389 334,008
2.55%, 06/15/31 .................. 431 360,836
Duke Energy Florida LLC
2.50%, 12/01/29 .................. 809 713,565
2.40%, 12/15/31 .................. 525 435,903
Duke Energy Indiana LLC, 5.25%
,
03/01/34 .. 21 20,919
Duke Energy Progress LLC
3.40%, 04/01/32 .................. 934 825,351
5.70%, 04/01/35 .................. 30 30,077
Edison International
4.13%, 03/15/28 .................. 78 74,505
5.25%, 11/15/28 .................. 2,292 2,271,919
5.45%, 06/15/29 .................. 1,527 1,526,111
6.95%, 11/15/29 .................. 271 288,123
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.66%), 7.88%,
06/15/54
(a)
.................... 787 810,919
EDP - Energias de Portugal SA
(a)(c)
(5-Year EURIBOR ICE Swap Rate +
2.05%), 4.75%, 05/29/54 .......... EUR 2,700 2,873,493
(5-Year EUR Swap Annual + 1.84%),
1.70%, 07/20/80 ................ 500 520,749
(5-Year EUR Swap Annual + 2.38%),
1.88%, 08/02/81 ................ 1,800 1,826,891
(5-Year EUR Swap Annual + 3.18%),
5.94%, 04/23/83 ................ 300 334,528
Eversource Energy
5.45%, 03/01/28 .................. USD 986 988,910
5.95%, 02/01/29 .................. 566 578,397
Exelon Corp.
5.15%, 03/15/28 .................. 126 125,712
4.05%, 04/15/30 .................. 135 126,685
5.45%, 03/15/34 .................. 43 42,694
FirstEnergy Corp.
4.00%, 05/01/26
(m)
................ 596 589,444
Series B, 4.15%, 07/15/27
(d)
.......... 2,525 2,422,861
2.65%, 03/01/30 .................. 913 793,626
Florida Power & Light Co.
5.10%, 04/01/33 .................. 399 397,139
5.30%, 06/15/34 .................. 311 313,462
Georgia Power Co.
5.00%, 02/23/27 .................. 1,239 1,235,088
4.70%, 05/15/32 .................. 1,108 1,070,783
Kallpa Generacion SA, 4.88%
,
05/24/26
(c)
... 1,193 1,169,140
MidAmerican Energy Co.
5.35%, 01/15/34 .................. 143 144,961
5.75%, 11/01/35 .................. 80 82,098
Naturgy Finance Iberia SA, (5-Year EUR Swap
Annual + 2.44%), 2.37%
(a)(c)(k)
.......... EUR 2,300 2,334,052
NextEra Energy Capital Holdings, Inc.
2.75%, 11/01/29 .................. USD 794 706,153
2.44%, 01/15/32 .................. 868 711,616
5.05%, 02/28/33 .................. 74 71,925
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.46%), 6.75%,
06/15/54
(a)
.................... 3,051 3,068,494
NextEra Energy Operating Partners LP
(b)
3.88%, 10/15/26 .................. 127 120,768
7.25%, 01/15/29 .................. 73 74,860
NRG Energy, Inc.
(b)
2.45%, 12/02/27 .................. 1,070 965,640
7.00%, 03/15/33 .................. 105 110,838

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Ohio Power Co.
Series Q, 1.63%, 01/15/31 ........... USD 797 $ 636,344
5.00%, 06/01/33 .................. 150 144,478
5.65%, 06/01/34 .................. 302 303,254
Pacific Gas & Electric Co.
3.30%, 12/01/27 .................. 100 93,217
3.00%, 06/15/28 .................. 898 821,082
4.55%, 07/01/30 .................. 1,481 1,403,466
2.50%, 02/01/31 .................. 1,544 1,272,746
3.25%, 06/01/31 .................. 1,000 859,811
Pattern Energy Operations LP, 4.50%
,
08/15/28
(b)
...................... 321 297,123
PECO Energy Co., 4.90%
,
06/15/33 ....... 537 525,972
PG&E Corp., 4.25%
,
12/01/27
(b)(m)
......... 234 235,989
Public Service Electric & Gas Co., 4.90%
,
12/15/32 ....................... 680 669,171
Southern California Edison Co.
Series G, 2.50%, 06/01/31 ........... 1,010 847,655
5.45%, 06/01/31 .................. 1,875 1,888,403
6.00%, 01/15/34 .................. 1,080 1,117,478
Southern Co. (The)
5.20%, 06/15/33 .................. 968 950,350
5.70%, 03/15/34 .................. 584 593,745
Tampa Electric Co.
4.90%, 03/01/29 .................. 126 125,015
2.40%, 03/15/31 .................. 32 26,929
Terna - Rete Elettrica Nazionale, (5-Year
EURIBOR ICE Swap Rate + 2.14%),
4.75%
(a)(c)(k)
...................... EUR 2,243 2,372,114
Virginia Electric & Power Co.
Series B, 2.95%, 11/15/26 ............ USD 280 266,190
Series A, 3.50%, 03/15/27 ............ 134 128,621
Series B, 3.75%, 05/15/27 ............ 190 182,985
Series A, 2.88%, 07/15/29 ............ 245 221,275
2.30%, 11/15/31 .................. 270 222,168
Vistra Operations Co. LLC
(b)
3.55%, 07/15/24 .................. 2,884 2,880,661
5.13%, 05/13/25 .................. 2,162 2,148,973
7.75%, 10/15/31 .................. 350 364,487
6.88%, 04/15/32 .................. 776 787,774
6.95%, 10/15/33 .................. 151 161,613
6.00%, 04/15/34 .................. 911 913,177
60,285,170
Electrical Equipment — 0.0%
NXP BV, 2.65%
,
02/15/32 .............. 1,425 1,184,738
Sensata Technologies, Inc., 6.63%
,
07/15/32
(b)
365 367,611
Vertiv Group Corp., 4.13%
,
11/15/28
(b)
...... 472 440,787
1,993,136
Electronic Equipment, Instruments & Components — 0.0%
(b)
Coherent Corp., 5.00%
,
12/15/29 ......... 518 490,222
Insight Enterprises, Inc., 6.63%
,
05/15/32 ... 175 177,706
Sensata Technologies, Inc.
4.38%, 02/15/30 .................. 172 157,965
3.75%, 02/15/31 .................. 71 61,884
Zebra Technologies Corp., 6.50%
,
06/01/32 .. 128 129,441
1,017,218
Energy Equipment & Services — 0.2%
Archrock Partners LP
(b)
6.88%, 04/01/27 .................. 420 421,674
6.25%, 04/01/28 .................. 544 538,768
Borr IHC Ltd.
(b)
10.00%, 11/15/28 ................. 213 221,605
10.38%, 11/15/30 ................. 349 364,115
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
Enerflex Ltd., 9.00%
,
10/15/27
(b)
.......... USD 435 $ 440,468
Halliburton Co., 2.92%
,
03/01/30 ......... 218 194,963
Kodiak Gas Services LLC, 7.25%
,
02/15/29
(b)
. 592 606,845
Nabors Industries Ltd., 7.50%
,
01/15/28
(b)
... 147 140,268
Nabors Industries, Inc.
(b)
7.38%, 05/15/27 .................. 315 320,415
9.13%, 01/31/30 .................. 323 334,607
Noble Finance II LLC, 8.00%
,
04/15/30
(b)
.... 391 406,920
Northriver Midstream Finance LP, 6.75%
,
07/15/32
(b)
...................... 190 190,332
Oceaneering International, Inc., 6.00%
,
02/01/28 ....................... 360 355,884
Patterson-UTI Energy, Inc., 7.15%
,
10/01/33 . 202 213,961
Precision Drilling Corp., 6.88%
,
01/15/29
(b)
... 178 176,086
Seadrill Finance Ltd., 8.38%
,
08/01/30
(b)
.... 323 337,593
Transocean Aquila Ltd., 8.00%
,
09/30/28
(b)
... 253 256,938
Transocean Titan Financing Ltd., 8.38%
,
02/01/28
(b)
...................... 250 258,022
Transocean, Inc.
(b)
8.00%, 02/01/27 .................. 507 505,243
8.25%, 05/15/29 .................. 740 741,834
8.75%, 02/15/30 .................. 666 699,219
8.50%, 05/15/31 .................. 1,034 1,034,444
USA Compression Partners LP, 7.13%
,
03/15/29
(b)
...................... 525 528,994
Valaris Ltd., 8.38%
,
04/30/30
(b)
........... 937 970,023
Vallourec SACA, 7.50%
,
04/15/32
(b)
....... 350 362,429
Venture Global LNG, Inc.
(b)
8.13%, 06/01/28 .................. 449 462,567
9.50%, 02/01/29 .................. 2,435 2,666,560
8.38%, 06/01/31 .................. 1,416 1,468,719
9.88%, 02/01/32 .................. 1,846 2,009,233
Weatherford International Ltd., 8.63%
,
04/30/30
(b)
...................... 550 569,930
17,798,659
Entertainment — 0.1%
CPUK Finance Ltd.
(c)
3.59%, 08/28/25 .................. GBP 1,585 1,955,543
4.50%, 08/28/27 .................. 534 629,330
7.88%, 08/28/29 .................. 272 349,852
Live Nation Entertainment, Inc., 4.75%
,
10/15/27
(b)
...................... USD 458 438,913
Motion Finco SARL, 7.38%
,
06/15/30
(c)
..... EUR 1,832 2,040,459
Netflix, Inc.
6.38%, 05/15/29 .................. USD 194 204,364
5.38%, 11/15/29
(b)
................. 388 391,788
Odeon Finco plc, 12.75%
,
11/01/27
(b)
...... 342 358,458
Pinnacle Bidco plc
(c)
8.25%, 10/11/28 .................. EUR 376 426,838
10.00%, 10/11/28 ................. GBP 949 1,273,108
Playtika Holding Corp., 4.25%
,
03/15/29
(b)
... USD 154 135,129
8,203,782
Financial Services — 0.6%
Agps Bondco plc
(c)(e)(l)
6.00%, 08/05/25 .................. EUR 600 208,996
5.50%, 11/13/26 .................. 1,000 349,130
5.00%, 01/14/29 .................. 2,400 835,341
Alpha Bank SA
(1-Year EUR Swap Annual + 2.43%),
5.00%, 05/12/30
(a)(c)
.............. 2,671 2,867,716
Aroundtown Finance SARL
(a)(c)(k)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.49%), 8.63% .... GBP 329 309,258

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
(5-Year EURIBOR ICE Swap Rate +
4.51%), 7.13% ................. EUR 4,056 $ 3,249,142
Banco Votorantim SA, 4.50%
,
09/24/24
(c)
.... USD 1,178 1,171,427
Block, Inc.
2.75%, 06/01/26 .................. 185 174,751
3.50%, 06/01/31 .................. 1,443 1,244,812
6.50%, 05/15/32
(b)
................. 2,019 2,046,034
Blue Owl Credit Income Corp.
6.60%, 09/15/29
(b)
................. 627 618,503
6.65%, 03/15/31 .................. 322 314,706
Blue Owl Technology Finance Corp. II, 6.75%
,
04/04/29
(b)
...................... 108 105,657
Citycon Treasury BV, Series EURO, 2.38%
,
01/15/27
(c)
...................... EUR 483 476,446
Enact Holdings, Inc., 6.25%
,
05/28/29 ...... USD 145 145,043
Fiber Midco SpA, 10.00%
,
06/15/29
(c)
...... EUR 622 664,965
Fidelity Grand Harbour CLO DAC, Series 2023-
2X, Class D, (3-mo. EURIBOR at 4.10%
Floor + 4.10%), 8.02%
,
04/15/38
(a)(c)
..... 300 329,923
Fidelity National Information Services, Inc.
1.15%, 03/01/26 .................. USD 2,413 2,247,915
1.65%, 03/01/28 .................. 206 181,444
5.10%, 07/15/32 .................. 638 630,022
Fiserv, Inc.
3.85%, 06/01/25 .................. 742 729,326
2.25%, 06/01/27 .................. 350 322,954
5.45%, 03/15/34 .................. 932 926,163
Freedom Mortgage Corp., 12.25%
,
10/01/30
(b)
131 140,920
Freedom Mortgage Holdings LLC
(b)
9.25%, 02/01/29 .................. 558 557,640
9.13%, 05/15/31 .................. 295 287,064
Garfunkelux Holdco 3 SA
(c)
6.75%, 11/01/25 .................. EUR 1,224 872,038
7.75%, 11/01/25 .................. GBP 381 319,508
GGAM Finance Ltd.
(b)
7.75%, 05/15/26 .................. USD 101 103,063
8.00%, 02/15/27 .................. 160 165,267
8.00%, 06/15/28 .................. 239 251,726
6.88%, 04/15/29 .................. 377 383,598
Global Payments, Inc.
1.20%, 03/01/26 .................. 500 465,381
2.15%, 01/15/27 .................. 130 120,401
3.20%, 08/15/29 .................. 208 186,869
5.30%, 08/15/29 .................. 91 90,369
1.50%, 03/01/31
(b)(m)
............... 446 408,313
2.90%, 11/15/31 .................. 265 221,890
Hannon Armstrong Sustainable Infrastructure
Capital, Inc., 6.38%
,
07/01/34
(b)
........ 159 155,653
HPS Corporate Lending Fund, 6.75%
,
01/30/29
(b)
...................... 393 395,889
Jefferies Finance LLC, 5.00%
,
08/15/28
(b)
... 633 583,923
JPMorgan Chase Bank NA, 5.11%
,
12/08/26 . 1,905 1,904,695
Lions Gate Capital Holdings 1, Inc., 5.50%
,
04/15/29
(b)
...................... 648 575,372
Midcap Financial Issuer Trust, 6.50%
,
05/01/28
(b)
...................... 270 255,334
Nationstar Mortgage Holdings, Inc.
(b)
5.00%, 02/01/26 .................. 1,157 1,132,429
6.00%, 01/15/27 .................. 393 388,810
5.13%, 12/15/30 .................. 395 362,212
5.75%, 11/15/31 .................. 165 155,086
7.13%, 02/01/32 .................. 771 775,505
Security
Par (000)
Par (000) Value
Financial Services (continued)
Nationwide Building Society
(a)(c)(k)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.39%), 5.88% .... GBP 2,934 $ 3,685,355
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.63%), 5.75% .... 4,882 5,801,056
NCR Atleos Corp., 9.50%
,
04/01/29
(b)
...... USD 340 367,452
Nexi SpA, 0.00%
,
02/24/28
(c)(m)(n)
.......... EUR 4,400 4,016,920
Nykredit Realkredit A/S, (5-Year EUR Swap
Annual + 4.57%), 4.13%
(a)(c)(k)
.......... 600 626,506
PennyMac Financial Services, Inc.
(b)
7.88%, 12/15/29 .................. USD 528 544,465
7.13%, 11/15/30 .................. 305 304,060
Permian Resources Operating LLC
(b)
9.88%, 07/15/31 .................. 275 304,399
7.00%, 01/15/32 .................. 293 300,989
Rocket Mortgage LLC
(b)
2.88%, 10/15/26 .................. 1,145 1,069,300
3.88%, 03/01/31 .................. 188 163,839
4.00%, 10/15/33 .................. 114 96,067
Salini SpA, 4.00%
,
05/30/28
(c)(m)
.......... EUR 1,000 1,047,810
Shift4 Payments LLC, 4.63%
,
11/01/26
(b)
.... USD 505 488,971
Sotera Health Holdings LLC, 7.38%
,
06/01/31
(b)
216 216,321
Taurus Law 130 Securities SRL, (Acquired
07/14/23, cost $7,156,200), (3-mo.
EURIBOR + 3.25%), 7.07%
,
08/22/27
(a)(f)(h)
. EUR 6,599 6,926,654
Thames Water Utilities Finance plc, 4.00%
,
04/18/27
(c)
...................... 1,218 1,134,934
Worldline SA, 0.00%
,
07/30/26
(c)(m)(n)
....... 4,158 4,111,895
62,615,622
Food Products — 0.1%
B&G Foods, Inc., 8.00%
,
09/15/28
(b)
....... USD 99 100,606
Boparan Finance plc, 7.63%
,
11/30/25
(c)
.... GBP 702 865,435
Chobani LLC
(b)
4.63%, 11/15/28 .................. USD 996 940,631
7.63%, 07/01/29 .................. 1,269 1,306,951
Darling Ingredients, Inc., 6.00%
,
06/15/30
(b)
.. 514 505,399
Fiesta Purchaser, Inc., 7.88%
,
03/01/31
(b)
... 241 249,022
Kraft Heinz Foods Co., 3.88%
,
05/15/27 .... 883 853,823
Lamb Weston Holdings, Inc., 4.13%
,
01/31/30
(b)
298 270,615
Post Holdings, Inc.
(b)
5.63%, 01/15/28 .................. 102 100,419
5.50%, 12/15/29 .................. 48 46,316
4.63%, 04/15/30 .................. 50 45,946
4.50%, 09/15/31 .................. 107 95,909
6.25%, 02/15/32 .................. 239 239,310
Premier Foods Finance plc
3.50%, 10/15/26
(c)
................. GBP 977 1,189,723
Simmons Foods, Inc., 4.63%
,
03/01/29
(b)
.... USD 345 303,379
Tereos Finance Groupe I SA
(c)
4.75%, 04/30/27 .................. EUR 240 255,100
7.25%, 04/15/28 .................. 850 957,089
8,325,673
Gas Utilities — 0.1%
AmeriGas Partners LP, 9.38%
,
06/01/28
(b)
... USD 500 513,227
Atmos Energy Corp.
3.00%, 06/15/27 .................. 22 20,800
1.50%, 01/15/31 .................. 184 147,415
5.90%, 11/15/33 .................. 82 85,627
Blue Racer Midstream LLC
(b)
7.00%, 07/15/29 .................. 246 250,524
7.25%, 07/15/32 .................. 198 203,573
CenterPoint Energy Resources Corp., 5.40%
,
07/01/34 ....................... 195 193,086

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Gas Utilities (continued)
Howard Midstream Energy Partners LLC
(b)
8.88%, 07/15/28 .................. USD 352 $ 372,461
7.38%, 07/15/32 .................. 347 352,398
NGL Energy Operating LLC
(b)
8.13%, 02/15/29 .................. 488 497,229
8.38%, 02/15/32 .................. 1,034 1,049,918
ONE Gas, Inc.
2.00%, 05/15/30 .................. 36 30,492
4.25%, 09/01/32 .................. 34 32,605
Promigas SA ESP, 3.75%
,
10/16/29
(c)
...... 580 525,081
Southern California Gas Co., 2.95%
,
04/15/27 531 499,941
Suburban Propane Partners LP, 5.00%
,
06/01/31
(b)
...................... 239 215,229
UGI International LLC, 2.50%
,
12/01/29
(c)
.... EUR 1,046 994,623
5,984,229
Ground Transportation — 0.1%
Albion Financing 1 SARL, 6.13%
,
10/15/26
(b)
. USD 371 366,225
BCP V Modular Services Finance II plc
(c)
4.75%, 11/30/28 .................. EUR 756 753,044
6.13%, 11/30/28 .................. GBP 343 395,431
Brightline East LLC, 11.00%
,
01/31/30
(b)
.... USD 242 220,671
Burlington Northern Santa Fe LLC, 3.25%
,
06/15/27 ....................... 134 128,150
Canadian National Railway Co., 3.85%
,
08/05/32 ....................... 218 201,185
Genesee & Wyoming, Inc., 6.25%
,
04/15/32
(b)
569 566,868
GN Bondco LLC, 9.50%
,
10/15/31
(b)
....... 223 207,853
Mobico Group plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 4.14%),
4.25%
(a)(c)(k)
...................... GBP 2,294 2,624,824
NESCO Holdings II, Inc., 5.50%
,
04/15/29
(b)
.. USD 299 276,942
Norfolk Southern Corp.
2.90%, 06/15/26 .................. 740 706,840
2.30%, 05/15/31 .................. 360 302,322
Penske Truck Leasing Co. LP
(b)
4.45%, 01/29/26 .................. 163 160,110
5.88%, 11/15/27 .................. 415 420,959
5.55%, 05/01/28 .................. 265 266,849
5.35%, 03/30/29 .................. 952 951,527
5.25%, 07/01/29 .................. 635 629,641
Ryder System, Inc., 6.60%
,
12/01/33 ...... 769 821,173
Uber Technologies, Inc., 4.50%
,
08/15/29
(b)
.. 491 467,820
Union Pacific Corp.
3.95%, 09/10/28 .................. 130 125,831
2.40%, 02/05/30 .................. 263 230,160
4.50%, 01/20/33 .................. 65 62,607
10,887,032
Health Care Equipment & Supplies — 0.2%
Avantor Funding, Inc.
(b)
4.63%, 07/15/28 .................. 644 612,829
3.88%, 11/01/29 .................. 71 64,565
Bausch + Lomb Corp., 8.38%
,
10/01/28
(b)
... 1,339 1,370,801
Baxter International, Inc.
3.95%, 04/01/30 .................. 355 331,050
2.54%, 02/01/32 .................. 302 247,684
Becton Dickinson & Co.
3.70%, 06/06/27 .................. 1,680 1,616,327
4.69%, 02/13/28 .................. 463 456,383
4.87%, 02/08/29 .................. 993 985,303
Medline Borrower LP
(b)
3.88%, 04/01/29 .................. 374 344,420
6.25%, 04/01/29 .................. 690 697,810
5.25%, 10/01/29 .................. 1,366 1,303,610
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
Medtronic Global Holdings SCA, 4.25%
,
03/30/28 ....................... USD 434 $ 424,055
Neogen Food Safety Corp., 8.63%
,
07/20/30
(b)
333 359,504
Solventum Corp.
(b)
5.45%, 02/25/27 .................. 829 828,191
5.40%, 03/01/29 .................. 685 682,910
5.45%, 03/13/31 .................. 5,176 5,111,000
5.60%, 03/23/34 .................. 1,625 1,596,034
17,032,476
Health Care Providers & Services — 0.3%
Acadia Healthcare Co., Inc., 5.50%
,
07/01/28
(b)
214 209,301
AHP Health Partners, Inc., 5.75%
,
07/15/29
(b)
. 604 573,375
Banner Health
2.34%, 01/01/30 .................. 87 75,455
1.90%, 01/01/31 .................. 36 29,788
Centene Corp.
4.63%, 12/15/29 .................. 510 482,371
3.38%, 02/15/30 .................. 385 341,731
3.00%, 10/15/30 .................. 25 21,377
2.50%, 03/01/31 .................. 1,158 950,348
2.63%, 08/01/31 .................. 1,161 953,434
Clariane SE
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 9.08%), 13.17%
(a)(c)(k)
GBP 1,100 1,312,294
Community Health Systems, Inc.
(b)
5.63%, 03/15/27 .................. USD 760 707,717
6.00%, 01/15/29 .................. 533 470,376
5.25%, 05/15/30 .................. 390 321,552
4.75%, 02/15/31 .................. 861 676,945
10.88%, 01/15/32 ................. 629 654,655
CVS Health Corp.
5.13%, 02/21/30 .................. 288 284,867
5.25%, 02/21/33 .................. 56 54,682
5.70%, 06/01/34 .................. 1,893 1,887,891
Elevance Health, Inc.
4.10%, 05/15/32 .................. 511 474,078
5.38%, 06/15/34 .................. 2,820 2,833,396
Encompass Health Corp.
4.75%, 02/01/30 .................. 367 343,401
4.63%, 04/01/31 .................. 147 134,905
Ephios Subco 3 SARL, 7.88%
,
01/31/31
(c)
... EUR 1,978 2,252,271
HCA, Inc.
3.50%, 09/01/30 .................. USD 3,582 3,231,095
5.50%, 06/01/33 .................. 1,560 1,547,233
HealthEquity, Inc., 4.50%
,
10/01/29
(b)
...... 519 485,099
Humana, Inc.
4.88%, 04/01/30 .................. 482 472,905
5.38%, 04/15/31 .................. 1,691 1,682,022
5.88%, 03/01/33 .................. 249 253,292
5.95%, 03/15/34 .................. 163 166,627
LifePoint Health, Inc.
(b)
9.88%, 08/15/30 .................. 459 489,489
11.00%, 10/15/30 ................. 629 693,012
10.00%, 06/01/32 ................. 299 305,701
Molina Healthcare, Inc., 4.38%
,
06/15/28
(b)
... 397 373,671
Nationwide Children's Hospital, Inc., 4.56%
,
11/01/52 ........................ 136 122,106
Option Care Health, Inc., 4.38%
,
10/31/29
(b)
.. 406 372,671
Surgery Center Holdings, Inc., 7.25%
,
04/15/32
(b)
...................... 853 861,645
Sutter Health
Series 2018, 3.70%, 08/15/28 ......... 87 82,521
Series 20A, 2.29%, 08/15/30 .......... 291 249,430
5.16%, 08/15/33 .................. 152 152,405

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Tenet Healthcare Corp.
6.13%, 06/15/30 .................. USD 141 $ 140,048
6.75%, 05/15/31 .................. 954 968,322
UnitedHealth Group, Inc.
4.00%, 05/15/29 .................. 292 280,826
5.30%, 02/15/30 .................. 2,545 2,588,351
4.90%, 04/15/31 .................. 1,724 1,708,006
4.20%, 05/15/32 .................. 1,241 1,167,913
US Acute Care Solutions LLC, 9.75%
,
05/15/29
(b)
...................... 279 274,756
34,715,356
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/28 .................. 609 582,969
4.50%, 07/30/29 .................. 833 803,115
2.75%, 12/15/29 .................. 599 526,388
4.90%, 12/15/30 .................. 663 648,869
3.38%, 08/15/31 .................. 29 25,576
1.88%, 02/01/33 .................. 452 340,052
Healthpeak OP LLC
1.35%, 02/01/27 .................. 202 183,129
3.00%, 01/15/30 .................. 194 172,157
5.25%, 12/15/32 .................. 773 758,983
Welltower OP LLC
4.00%, 06/01/25 .................. 420 413,199
4.25%, 04/01/26 .................. 129 126,346
2.75%, 01/15/32 .................. 639 537,377
3.85%, 06/15/32 .................. 970 873,720
5,991,880
Health Care Technology — 0.0%
AthenaHealth Group, Inc., 6.50%
,
02/15/30
(b)
. 2,655 2,444,456
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP
4.75%, 10/15/27 .................. 363 349,488
7.25%, 07/15/28
(b)
................. 307 317,461
4.50%, 02/15/29
(b)
................. 77 72,211
6.50%, 04/01/32
(b)
................. 849 849,062
RLJ Lodging Trust LP, 3.75%
,
07/01/26
(b)
.... 326 309,903
Service Properties Trust
8.63%, 11/15/31
(b)
................. 1,368 1,425,886
8.88%, 06/15/32 .................. 494 460,771
3,784,782
Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC
(b)
3.88%, 01/15/28 .................. 121 113,327
4.38%, 01/15/28 .................. 275 259,373
Accor SA
(a)(c)(k)
(5-Year EUR Swap Annual + 3.25%), 2.63% EUR 700 736,898
(5-Year EUR Swap Annual + 4.11%), 7.25% 600 696,434
Allwyn Entertainment Financing UK plc
7.88%, 04/30/29
(b)
................. USD 385 395,227
7.25%, 04/30/30
(c)
................. EUR 2,488 2,814,403
Bertrand Franchise Finance SAS
(c)
6.50%, 07/18/30 .................. 627 676,018
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
7.49%, 07/18/30
(a)
............... 1,841 1,980,294
Boyd Gaming Corp.
4.75%, 12/01/27 .................. USD 298 286,816
4.75%, 06/15/31
(b)
................. 65 58,910
Boyne USA, Inc., 4.75%
,
05/15/29
(b)
....... 403 376,039
Caesars Entertainment, Inc.
(b)
4.63%, 10/15/29 .................. 403 369,458
7.00%, 02/15/30 .................. 984 1,005,334
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
6.50%, 02/15/32 .................. USD 835 $ 839,095
Carnival Corp.
4.00%, 08/01/28
(b)
................. 313 293,731
6.00%, 05/01/29
(b)
................. 585 577,875
7.00%, 08/15/29
(b)
................. 849 877,925
5.75%, 01/15/30
(c)
................. EUR 1,569 1,733,671
Carnival Holdings Bermuda Ltd., 10.38%
,
05/01/28
(b)
...................... USD 2,671 2,891,581
Carnival plc, 1.00%
,
10/28/29 ........... EUR 802 701,315
Cedar Fair LP, 6.50%
,
10/01/28 .......... USD 366 366,443
Churchill Downs, Inc.
(b)
4.75%, 01/15/28 .................. 608 580,727
5.75%, 04/01/30 .................. 701 680,906
6.75%, 05/01/31 .................. 435 437,355
Cirsa Finance International SARL
(c)
7.88%, 07/31/28 .................. EUR 410 464,337
(3-mo. EURIBOR + 4.50%), 8.36%,
07/31/28
(a)
.................... 865 935,635
6.50%, 03/15/29 .................. 447 492,837
Codere New Holdco SA
7.50%, 11/30/27
(c)
................. 214 2,063
7.50%, 11/30/27
(b)
................. 156 1,207
Elior Group SA, 3.75%
,
07/15/26
(c)
........ 1,045 1,084,170
Fertitta Entertainment LLC
(b)
4.63%, 01/15/29 .................. USD 222 202,167
6.75%, 01/15/30 .................. 311 273,106
Flutter Treasury DAC, 6.38%
,
04/29/29
(b)
.... 200 201,266
Food Service Project SA, 5.50%
,
01/21/27
(c)
.. EUR 1,061 1,137,073
GLP Capital LP
5.75%, 06/01/28 .................. USD 67 67,037
4.00%, 01/15/30 .................. 354 324,334
3.25%, 01/15/32 .................. 213 178,993
Hilton Domestic Operating Co., Inc.
3.75%, 05/01/29
(b)
................. 45 41,263
4.88%, 01/15/30 .................. 108 103,656
4.00%, 05/01/31
(b)
................. 144 128,895
6.13%, 04/01/32
(b)
................. 304 305,475
Hilton Grand Vacations Borrower Escrow LLC,
6.63%
,
01/15/32
(b)
................. 298 299,395
Inter Media & Communication SpA, 6.75%
,
02/09/27
(c)
...................... EUR 1,465 1,545,408
International Game Technology plc, 5.25%
,
01/15/29
(b)
...................... USD 1,786 1,728,135
Light & Wonder International, Inc.
(b)
7.25%, 11/15/29 .................. 183 186,899
7.50%, 09/01/31 .................. 411 424,653
Lindblad Expeditions Holdings, Inc., 9.00%
,
05/15/28
(b)
...................... 191 196,360
Lindblad Expeditions LLC, 6.75%
,
02/15/27
(b)
. 413 407,818
Lion/Polaris Lux 4 SA, (3-mo. EURIBOR +
3.63%), 7.34%
,
07/01/29
(a)(c)
.......... EUR 1,305 1,397,590
Lottomatica SpA
(c)
5.38%, 06/01/30 .................. 1,500 1,625,709
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
7.79%, 12/15/30
(a)
............... 1,016 1,101,708
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
7.05%, 06/01/31
(a)
............... 626 679,673
MajorDrive Holdings IV LLC, 6.38%
,
06/01/29
(b)
USD 337 317,310
Melco Resorts Finance Ltd.
(b)
4.88%, 06/06/25 .................. 339 332,220
5.75%, 07/21/28 .................. 200 187,000
5.38%, 12/04/29 .................. 343 308,012
7.63%, 04/17/32 .................. 643 638,178

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Merlin Entertainments Group US Holdings, Inc.,
7.38%
,
02/15/31
(b)
................. USD 466 $ 474,788
Merlin Entertainments Ltd., 5.75%
,
06/15/26
(b)
200 197,041
MGM China Holdings Ltd.
(b)
5.25%, 06/18/25 .................. 200 197,750
4.75%, 02/01/27 .................. 200 190,600
Midwest Gaming Borrower LLC, 4.88%
,
05/01/29
(b)
...................... 406 378,186
Motion Bondco DAC, 6.63%
,
11/15/27
(b)
..... 327 316,724
NCL Corp. Ltd.
(b)
5.88%, 03/15/26 .................. 54 53,386
8.38%, 02/01/28 .................. 215 224,662
8.13%, 01/15/29 .................. 88 92,202
7.75%, 02/15/29 .................. 132 137,241
NCL Finance Ltd., 6.13%
,
03/15/28
(b)
...... 419 413,777
Ontario Gaming GTA LP, 8.00%
,
08/01/30
(b)
.. 320 328,400
Park Intermediate Holdings LLC, 7.00%
,
02/01/30
(b)
...................... 245 247,922
Premier Entertainment Sub LLC
(b)
5.63%, 09/01/29 .................. 270 194,171
5.88%, 09/01/31 .................. 342 232,588
Raising Cane's Restaurants LLC, 9.38%
,
05/01/29
(b)
...................... 277 299,170
Raptor Acquisition Corp., 4.88%
,
11/01/26
(b)
.. 345 333,767
Royal Caribbean Cruises Ltd.
(b)
4.25%, 07/01/26 .................. 94 90,973
5.38%, 07/15/27 .................. 200 196,924
5.50%, 04/01/28 .................. 354 349,484
7.25%, 01/15/30 .................. 365 377,927
6.25%, 03/15/32 .................. 1,699 1,713,273
Scientific Games Holdings LP, 6.63%
,
03/01/30
(b)
...................... 237 231,032
Six Flags Entertainment Corp.
(b)
7.25%, 05/15/31 .................. 771 784,964
6.63%, 05/01/32 .................. 105 106,705
Station Casinos LLC
(b)
4.50%, 02/15/28 .................. 360 338,737
4.63%, 12/01/31 .................. 148 131,913
6.63%, 03/15/32 .................. 242 240,811
Stonegate Pub Co. Financing plc
(c)
8.00%, 07/13/25 .................. GBP 939 1,163,250
(3-mo. EURIBOR at 5.75% Floor + 5.75%),
9.58%, 07/31/25
(a)
............... EUR 260 273,574
TUI AG, 5.88%
,
03/15/29
(c)
............. 1,231 1,338,115
TVL Finance plc, 10.25%
,
04/28/28
(c)
...... GBP 1,090 1,439,873
Vail Resorts, Inc., 6.50%
,
05/15/32
(b)
....... USD 402 406,807
Viking Cruises Ltd.
(b)
5.88%, 09/15/27 .................. 325 321,638
7.00%, 02/15/29 .................. 87 87,463
9.13%, 07/15/31 .................. 526 569,692
Viking Ocean Cruises Ship VII Ltd., 5.63%
,
02/15/29
(b)
...................... 286 279,581
Wyndham Hotels & Resorts, Inc., 4.38%
,
08/15/28
(b)
...................... 403 375,694
Wynn Las Vegas LLC, 5.25%
,
05/15/27
(b)
.... 101 98,521
Wynn Macau Ltd.
(b)
5.50%, 01/15/26 .................. 245 239,875
5.63%, 08/26/28 .................. 934 874,224
5.13%, 12/15/29 .................. 414 374,023
Wynn Resorts Finance LLC
(b)
5.13%, 10/01/29 .................. 578 549,715
7.13%, 02/15/31 .................. 699 724,810
55,060,710
Security
Par (000)
Par (000) Value
Household Durables — 0.1%
Ashton Woods USA LLC
(b)
4.63%, 08/01/29 .................. USD 294 $ 264,881
4.63%, 04/01/30 .................. 126 112,614
Beazer Homes USA, Inc., 7.50%
,
03/15/31
(b)
. 141 140,706
Brookfield Residential Properties, Inc.
(b)
5.00%, 06/15/29 .................. 612 558,970
4.88%, 02/15/30 .................. 206 184,262
Dream Finders Homes, Inc., 8.25%
,
08/15/28
(b)
594 608,206
Empire Communities Corp., 9.75%
,
05/01/29
(b)
86 87,505
LG Electronics, Inc.
(b)
5.63%, 04/24/27 .................. 1,383 1,387,322
5.63%, 04/24/29 .................. 422 425,824
LGI Homes, Inc., 8.75%
,
12/15/28
(b)
....... 166 172,906
Mattamy Group Corp., 4.63%
,
03/01/30
(b)
.... 502 464,033
Meritage Homes Corp., 1.75%
,
05/15/28
(b)(m)
.. 74 73,482
New Home Co., Inc. (The), 9.25%
,
10/01/29
(b)
245 245,598
STL Holding Co. LLC, 8.75%
,
02/15/29
(b)
.... 197 205,609
Taylor Morrison Communities, Inc., 5.13%
,
08/01/30
(b)
...................... 61 58,413
Tempur Sealy International, Inc.
(b)
4.00%, 04/15/29 .................. 298 268,742
3.88%, 10/15/31 .................. 108 90,277
TRI Pointe Homes, Inc.
5.25%, 06/01/27 .................. 363 354,049
5.70%, 06/15/28 .................. 75 73,557
5,776,956
Household Products — 0.0%
Central Garden & Pet Co., 4.13%
,
10/15/30 .. 207 184,484
Kronos Acquisition Holdings, Inc., 8.25%
,
06/30/31
(b)
...................... 65 65,065
Spectrum Brands, Inc.
(b)
3.38%, 06/01/29
(m)
................ 207 199,341
3.88%, 03/15/31 .................. 75 62,680
511,570
Independent Power and Renewable Electricity Producers — 0.1%
AES Andes SA
(b)
6.30%, 03/15/29 .................. 483 483,918
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.84%), 8.15%,
06/10/55
(a)
.................... 860 858,280
AES Corp. (The)
1.38%, 01/15/26 .................. 1,663 1,558,422
3.95%, 07/15/30
(b)
................. 129 117,949
2.45%, 01/15/31 .................. 944 777,205
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.20%), 7.60%,
01/15/55
(a)
.................... 308 311,808
Calpine Corp.
(b)
5.13%, 03/15/28 .................. 138 132,721
4.63%, 02/01/29 .................. 77 71,441
5.00%, 02/01/31 .................. 139 129,728
Clearway Energy Operating LLC, 4.75%
,
03/15/28
(b)
...................... 431 411,831
Colbun SA, 3.15%
,
01/19/32
(b)
........... 1,340 1,126,856
NextEra Energy Partners LP
(b)(m)
0.00%, 11/15/25
(n)
................. 414 373,842
2.50%, 06/15/26 .................. 260 237,251
Talen Energy Supply LLC, 8.63%
,
06/01/30
(b)
. 303 323,066
TransAlta Corp., 7.75%
,
11/15/29 ......... 260 271,315
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 6.93%),
8.00%
(a)(b)(k)
...................... 197 198,675
7,384,308

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Industrial Conglomerates — 0.1%
EMRLD Borrower LP
6.38%, 12/15/30
(c)
................. EUR 2,507 $ 2,785,554
6.63%, 12/15/30
(b)
................. USD 2,209 2,226,235
6.75%, 07/15/31
(b)
................. 649 657,113
Foundry JV Holdco LLC
(b)
5.90%, 01/25/30 .................. 1,061 1,076,159
6.15%, 01/25/32 .................. 699 712,536
6.25%, 01/25/35 .................. 402 410,523
6.40%, 01/25/38 .................. 256 263,859
GEMS MENASA Cayman Ltd.
7.13%, 07/31/26
(b)
................. 247 245,456
7.13%, 07/31/26
(c)
................. 684 679,725
Husky Injection Molding Systems Ltd., 9.00%
,
02/15/29
(b)
...................... 995 1,030,336
Sisecam UK plc
(b)
8.25%, 05/02/29 .................. 1,115 1,131,377
8.63%, 05/02/32 .................. 940 956,156
12,175,029
Insurance — 0.6%
Acrisure LLC, 7.50%
,
11/06/30
(b)
.......... 297 297,206
AEGON Funding Co. LLC, 5.50%
,
04/16/27
(b)
. 1,233 1,227,768
Alliant Holdings Intermediate LLC
(b)
4.25%, 10/15/27 .................. 1,125 1,053,375
6.75%, 10/15/27 .................. 2,182 2,152,237
6.75%, 04/15/28 .................. 595 595,944
5.88%, 11/01/29 .................. 1,255 1,174,361
7.00%, 01/15/31 .................. 964 973,856
AmWINS Group, Inc.
(b)
6.38%, 02/15/29 .................. 230 230,627
4.88%, 06/30/29 .................. 394 366,525
Aon Corp.
4.50%, 12/15/28 .................. 867 842,362
2.80%, 05/15/30 .................. 475 416,340
2.60%, 12/02/31 .................. 207 172,439
5.00%, 09/12/32 .................. 525 510,655
Aon North America, Inc.
5.15%, 03/01/29 .................. 2,977 2,968,697
5.30%, 03/01/31 .................. 872 869,466
Ardonagh Finco Ltd.
6.88%, 02/15/31
(c)
................. EUR 2,850 2,970,833
7.75%, 02/15/31
(b)
................. USD 691 683,098
Ardonagh Group Finance Ltd., 8.88%
,
02/15/32
(b)
...................... 800 781,369
AssuredPartners, Inc., 7.50%
,
02/15/32
(b)
.... 382 383,441
Aviva plc , (5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.65%), 6.88%
(a)(c)(k)
... GBP 3,375 4,037,022
AXA SA
(5-Year EURIBOR ICE Swap Rate +
3.84%), 6.38%
(a)(c)(k)
.............. EUR 3,031 3,315,739
Baldwin Insurance Group Holdings LLC, 7.13%
,
05/15/31
(b)
...................... USD 86 86,999
BUPA Finance plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 3.17%),
4.00%
(a)(c)(k)
...................... GBP 1,100 1,008,120
Galaxy Bidco Ltd., 6.50%
,
07/31/26
(c)
...... 2,749 3,422,886
Howden UK Refinance plc
(b)
7.25%, 02/15/31 .................. USD 1,867 1,853,043
8.13%, 02/15/32 .................. 778 772,939
HUB International Ltd.
(b)
7.25%, 06/15/30 .................. 3,462 3,549,003
7.38%, 01/31/32 .................. 4,167 4,225,680
Intesa Sanpaolo Vita SpA, 2.38%
,
12/22/30
(c)
. EUR 1,133 1,054,719
Security
Par (000)
Par (000) Value
Insurance (continued)
Jones Deslauriers Insurance Management,
Inc.
(b)
8.50%, 03/15/30 .................. USD 446 $ 465,121
10.50%, 12/15/30 ................. 455 488,602
Just Group plc , (5-Year U.K. Government
Bonds Note Generic Bid Yield + 4.27%),
5.00%
(a)(c)(k)
...................... GBP 550 522,289
Legal & General Group plc , (5-Year U.K.
Government Bonds Note Generic Bid Yield +
5.38%), 5.63%
(a)(c)(k)
................ 2,175 2,443,545
Marsh & McLennan Cos., Inc.
2.25%, 11/15/30 .................. USD 204 173,773
5.75%, 11/01/32 .................. 412 429,147
Met Tower Global Funding, 5.25%
,
04/12/29
(b)
2,948 2,962,825
Panther Escrow Issuer LLC, 7.13%
,
06/01/31
(b)
3,122 3,157,697
Phoenix Group Holdings plc , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.19%), 8.50%
(a)(c)(k)
......... 5,810 5,715,762
Ryan Specialty LLC, 4.38%
,
02/01/30
(b)
..... 392 363,055
UnipolSai Assicurazioni SpA, 4.90%
,
05/23/34
(c)
EUR 2,200 2,319,924
USI, Inc., 7.50%
,
01/15/32
(b)
............ USD 513 521,025
61,559,514
Interactive Media & Services — 0.0%
Meta Platforms, Inc.
4.60%, 05/15/28 .................. 667 664,215
3.85%, 08/15/32 .................. 344 319,801
984,016
IT Services — 0.1%
Acuris Finance US, Inc., 5.00%
,
05/01/28
(b)
.. 563 499,999
Atos SE
(c)
0.00%, 11/06/24
(m)(n)
............... EUR 700 97,456
1.75%, 05/07/25
(e)(l)
................ 1,800 230,168
2.50%, 11/07/28
(e)(l)
................ 800 111,379
1.00%, 11/12/29
(e)(l)
................ 900 132,711
Banff Merger Sub, Inc., 8.38%
,
09/01/26
(c)
... 1,068 1,140,973
Boost Newco Borrower LLC, 7.50%
,
01/15/31
(b)
USD 821 856,018
CA Magnum Holdings, 5.38%
,
10/31/26
(b)
... 946 904,908
Cablevision Lightpath LLC
(b)
3.88%, 09/15/27 .................. 493 435,887
5.63%, 09/15/28 .................. 311 250,766
Central Parent LLC, 8.00%
,
06/15/29
(b)
..... 548 556,409
Engineering - Ingegneria Informatica - SpA
11.13%, 05/15/28
(c)
................ EUR 2,715 2,997,824
Fortress Intermediate 3, Inc., 7.50%
,
06/01/31
(b)
USD 642 657,761
Global Switch Finance BV, 1.38%
,
10/07/30
(c)
. EUR 2,319 2,254,000
Twilio, Inc.
3.63%, 03/15/29 .................. USD 160 143,918
3.88%, 03/15/31 .................. 285 250,653
United Group BV
(c)
4.00%, 11/15/27 .................. EUR 1,658 1,722,366
4.63%, 08/15/28 .................. 142 146,638
13,389,834
Leisure Products — 0.0%
Acushnet Co., 7.38%
,
10/15/28
(b)
......... USD 113 117,099
Amer Sports Co., 6.75%
,
02/16/31
(b)
....... 339 336,830
Mattel, Inc., 6.20%
,
10/01/40 ............ 137 135,039
588,968
Life Sciences Tools & Services — 0.0%
Charles River Laboratories International, Inc.,
4.00%
,
03/15/31
(b)
................. 201 179,272
Fortrea Holdings, Inc., 7.50%
,
07/01/30
(b)
.... 400 397,435
Star Parent, Inc., 9.00%
,
10/01/30
(b)
....... 951 998,451

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific, Inc.
4.95%, 11/21/32 .................. USD 290 $ 287,400
5.09%, 08/10/33 .................. 125 124,682
1,987,240
Machinery — 0.2%
Alstom SA, (5-Year EURIBOR ICE Swap Rate +
2.93%), 5.87%
(a)(c)(k)
................ EUR 1,000 1,086,050
ATS Corp., 4.13%
,
12/15/28
(b)
........... USD 314 286,145
Boels Topholding BV
(c)
6.25%, 02/15/29 .................. EUR 1,209 1,346,334
5.75%, 05/15/30 .................. 1,381 1,498,209
Chart Industries, Inc.
(b)
7.50%, 01/01/30 .................. USD 351 362,712
9.50%, 01/01/31 .................. 232 251,363
Esab Corp., 6.25%
,
04/15/29
(b)
........... 292 293,751
GrafTech Global Enterprises, Inc., 9.88%
,
12/15/28
(b)
...................... 272 200,482
IMA Industria Macchine Automatiche SpA
(c)
3.75%, 01/15/28 .................. EUR 118 120,132
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
7.65%, 04/15/29
(a)
............... 3,178 3,428,665
Ingersoll Rand, Inc., 5.45%
,
06/15/34 ...... USD 2,015 2,032,475
Loxam SAS
(c)
6.38%, 05/15/28 .................. EUR 996 1,096,181
6.38%, 05/31/29 .................. 2,511 2,770,435
Madison IAQ LLC, 5.88%
,
06/30/29
(b)
...... USD 752 699,660
Mueller Water Products, Inc., 4.00%
,
06/15/29
(b)
205 187,693
Nova Alexandre III SAS
(3-mo. EURIBOR at 0.00% Floor + 5.25%),
9.11%, 07/15/29
(a)(c)
.............. EUR 1,871 1,998,738
OT Merger Corp., 7.88%
,
10/15/29
(b)
....... USD 877 394,650
Otis Worldwide Corp., 2.57%
,
02/15/30 ..... 337 295,779
Terex Corp., 5.00%
,
05/15/29
(b)
.......... 241 228,684
TK Elevator Holdco GmbH
6.63%, 07/15/28
(c)
................. EUR 1,820 1,876,318
7.63%, 07/15/28
(b)
................. USD 977 969,548
TK Elevator Midco GmbH
4.38%, 07/15/27
(c)
................. EUR 1,341 1,384,227
TK Elevator US Newco, Inc., 5.25%
,
07/15/27
(b)
USD 1,544 1,496,624
Wabash National Corp., 4.50%
,
10/15/28
(b)
... 513 461,609
24,766,464
Marine Transportation — 0.0%
Danaos Corp. , 8.50%
,
03/01/28
(b)
......... 1,991 2,044,663
Media — 0.5%
Altice Financing SA
2.25%, 01/15/25
(c)
................. EUR 285 296,995
9.63%, 07/15/27
(b)
................. USD 1,480 1,356,116
3.00%, 01/15/28
(c)
................. EUR 100 82,999
5.00%, 01/15/28
(b)
................. USD 1,313 998,444
5.75%, 08/15/29
(b)
................. 1,973 1,432,510
Banijay Entertainment SASU
7.00%, 05/01/29
(c)
................. EUR 1,263 1,410,096
8.13%, 05/01/29
(b)
................. USD 200 204,540
Cable One, Inc.
0.00%, 03/15/26
(m)(n)
............... 219 191,625
4.00%, 11/15/30
(b)
................. 553 412,731
Charter Communications Operating LLC,
6.10%
,
06/01/29 .................. 289 289,945
Clear Channel Outdoor Holdings, Inc.
(b)
5.13%, 08/15/27 .................. 439 419,238
7.75%, 04/15/28 .................. 208 182,001
9.00%, 09/15/28 .................. 1,121 1,173,638
7.50%, 06/01/29 .................. 772 645,099
Security
Par (000)
Par (000) Value
Media (continued)
7.88%, 04/01/30 .................. USD 1,099 $ 1,106,194
CMG Media Corp., 8.88%
,
12/15/27
(b)
...... 674 384,407
Comcast Corp.
4.15%, 10/15/28 .................. 827 800,606
5.10%, 06/01/29 .................. 571 574,330
2.65%, 02/01/30 .................. 562 497,604
4.25%, 10/15/30 .................. 132 126,582
1.50%, 02/15/31 .................. 673 540,510
CSC Holdings LLC
(b)
5.50%, 04/15/27 .................. 415 336,623
11.25%, 05/15/28 ................. 1,002 872,627
11.75%, 01/31/29 ................. 694 591,881
DirecTV Financing LLC, 5.88%
,
08/15/27
(b)
.. 722 679,103
DISH DBS Corp.
(b)
5.25%, 12/01/26 .................. 453 357,323
5.75%, 12/01/28 .................. 131 90,824
DISH Network Corp., 11.75%
,
11/15/27
(b)
.... 1,343 1,316,811
EquipmentShare.com, Inc., 8.63%
,
05/15/32
(b)
104 107,840
GCI LLC, 4.75%
,
10/15/28
(b)
............ 320 292,089
Gray Television, Inc.
(b)
7.00%, 05/15/27 .................. 254 233,859
10.50%, 07/15/29 ................. 370 371,990
Grupo Televisa SAB, 8.50%
,
03/11/32 ...... 30 34,144
Interpublic Group of Cos., Inc. (The)
4.75%, 03/30/30 .................. 367 358,336
2.40%, 03/01/31 .................. 543 453,346
Lamar Media Corp., 4.00%
,
02/15/30 ...... 118 106,978
LCPR Senior Secured Financing DAC, 6.75%
,
10/15/27
(b)
...................... 670 627,478
Midcontinent Communications, 5.38%
,
08/15/27
(b)
...................... 214 205,440
Outfront Media Capital LLC
(b)
5.00%, 08/15/27 .................. 321 310,734
4.25%, 01/15/29 .................. 241 219,749
4.63%, 03/15/30 .................. 163 146,772
7.38%, 02/15/31 .................. 353 367,370
Paramount Global
4.95%, 01/15/31 .................. 244 214,669
4.20%, 05/19/32 .................. 447 365,103
Pinewood Finco plc
6.00%, 03/27/30
(c)
................. GBP 3,452 4,287,309
Radiate Holdco LLC
(b)
4.50%, 09/15/26 .................. USD 371 282,698
6.50%, 09/15/28 .................. 455 225,501
SES SA, (5-Year EUR Swap Annual + 3.19%),
2.88%
(a)(c)(k)
...................... EUR 1,719 1,733,497
Sirius XM Radio, Inc.
(b)
3.13%, 09/01/26 .................. USD 740 696,220
4.00%, 07/15/28 .................. 191 172,540
Stagwell Global LLC, 5.63%
,
08/15/29
(b)
.... 608 561,560
Summer BC Holdco B SARL, 5.75%
,
10/31/26
(c)
EUR 1,519 1,608,472
Summer BidCo BV
10.00%, (10.00% Cash or 10.75% PIK),
02/15/29
(c)(j)
................... 587 623,461
Sunrise FinCo. I BV, 4.88%
,
07/15/31
(b)
..... USD 2,904 2,636,876
Tele Columbus AG, 10.00%
,
01/01/29
(a)(c)
.... EUR 4,247 3,245,925
Telenet Finance Luxembourg Notes SARL,
5.50%
,
03/01/28
(b)
................. USD 2,000 1,894,343
United Group BV
(c)
3.13%, 02/15/26 .................. EUR 929 966,806
6.75%, 02/15/31 .................. 372 408,353
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
8.08%, 02/15/31
(a)
............... 604 650,897

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
Univision Communications, Inc.
(b)
6.63%, 06/01/27 .................. USD 419 $ 401,126
8.00%, 08/15/28 .................. 576 561,732
8.50%, 07/31/31 .................. 501 486,641
Virgin Media Vendor Financing Notes III DAC,
4.88%
,
07/15/28
(c)
................. GBP 2,142 2,416,624
VZ Secured Financing BV, 3.50%
,
01/15/32
(c)
. EUR 1,508 1,411,035
VZ Vendor Financing II BV, 2.88%
,
01/15/29
(c)
596 550,011
Ziggo Bond Co. BV
(b)
6.00%, 01/15/27 .................. USD 620 608,121
5.13%, 02/28/30 .................. 200 169,933
Ziggo BV
2.88%, 01/15/30
(c)
................. EUR 1,933 1,812,775
4.88%, 01/15/30
(b)
................. USD 200 177,802
50,377,557
Metals & Mining — 0.2%
AngloGold Ashanti Holdings plc, 3.75%
,
10/01/30 ....................... 840 735,263
Antofagasta plc, 2.38%
,
10/14/30
(b)
........ 674 560,473
Arsenal AIC Parent LLC
(b)
8.00%, 10/01/30 .................. 240 251,855
11.50%, 10/01/31 ................. 1,080 1,208,543
ATI, Inc.
4.88%, 10/01/29 .................. 296 276,694
7.25%, 08/15/30 .................. 188 194,065
5.13%, 10/01/31 .................. 360 332,759
Big River Steel LLC, 6.63%
,
01/31/29
(b)
..... 1,156 1,158,573
Carpenter Technology Corp., 7.63%
,
03/15/30 459 472,551
Constellium SE
(b)
5.63%, 06/15/28 .................. 250 244,680
3.75%, 04/15/29 .................. 793 718,955
CSN Resources SA, 8.88%
,
12/05/30
(b)
..... 1,069 1,062,319
Eramet SA, 6.50%
,
11/30/29
(c)
........... EUR 1,000 1,073,917
ERO Copper Corp., 6.50%
,
02/15/30
(b)
..... USD 341 329,041
First Quantum Minerals Ltd., 9.38%
,
03/01/29
(b)
653 683,201
Freeport Indonesia PT, 4.76%
,
04/14/27
(c)
... 642 628,428
Freeport-McMoRan, Inc., 5.40%
,
11/14/34 ... 191 187,862
Fresnillo plc, 4.25%
,
10/02/50
(b)
.......... 616 453,530
Glencore Funding LLC
(b)
5.70%, 05/08/33 .................. 86 85,677
6.50%, 10/06/33 .................. 1,306 1,360,434
5.63%, 04/04/34 .................. 2,466 2,428,139
Kaiser Aluminum Corp.
(b)
4.63%, 03/01/28 .................. 76 71,110
4.50%, 06/01/31 .................. 1,060 938,676
Mineral Resources Ltd., 9.25%
,
10/01/28
(b)
... 62 65,071
New Gold, Inc., 7.50%
,
07/15/27
(b)
........ 591 594,772
Newmont Corp., 2.25%
,
10/01/30 ......... 288 245,773
Novelis Corp.
(b)
3.25%, 11/15/26 .................. 687 646,470
4.75%, 01/30/30 .................. 712 660,526
3.88%, 08/15/31 .................. 728 630,290
POSCO
(b)
5.63%, 01/17/26 .................. 357 357,112
5.75%, 01/17/28 .................. 309 312,669
Samarco Mineracao SA, 9.00%
,
(9.00% Cash
or 9.00% PIK), 06/30/31
(c)(j)
........... 734 681,014
Steel Dynamics, Inc., 5.38%
,
08/15/34 ..... 535 525,844
Teck Resources Ltd.
3.90%, 07/15/30 .................. 800 742,207
5.20%, 03/01/42 .................. 284 253,732
Vale Overseas Ltd.
3.75%, 07/08/30 .................. 1,663 1,496,700
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
6.13%, 06/12/33 .................. USD 876 $ 883,008
6.40%, 06/28/54 .................. 575 569,077
24,121,010
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Ladder Capital Finance Holdings LLLP
4.25%, 02/01/27 .................. 140 132,596
4.75%, 06/15/29 .................. 252 232,787
7.00%, 07/15/31 .................. 248 250,170
Starwood Property Trust, Inc.
4.38%, 01/15/27 .................. 155 146,750
7.25%, 04/01/29 .................. 368 371,945
1,134,248
Multi-Utilities — 0.2%
A2A SpA , (5-Year EURIBOR ICE Swap Rate +
2.26%), 5.00%
(a)(c)(k)
................ EUR 1,975 2,096,619
Algonquin Power & Utilities Corp., 5.37%
,
06/15/26
(d)
...................... USD 1,857 1,848,001
Berkshire Hathaway Energy Co.
3.70%, 07/15/30 .................. 237 220,376
1.65%, 05/15/31 .................. 668 531,542
Centrica plc, (5-Year U.K. Government Bonds
Note Generic Bid Yield + 2.51%), 6.50%
,
05/21/55
(a)(c)
..................... GBP 1,377 1,758,065
Consumers Energy Co.
3.80%, 11/15/28 .................. USD 854 815,138
4.90%, 02/15/29 .................. 791 787,393
4.60%, 05/30/29 .................. 1,175 1,156,023
Dominion Energy, Inc.
Series C, 2.25%, 08/15/31 ........... 71 57,836
5.38%, 11/15/32 .................. 128 126,889
Series B, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.51%),
7.00%, 06/01/54
(a)
............... 515 535,839
Series A, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.39%),
6.88%, 02/01/55
(a)
............... 317 323,609
Engie SA, (5-Year EUR Swap Annual + 1.94%),
4.75%
(a)(c)(k)
...................... EUR 1,100 1,170,401
NiSource, Inc.
5.25%, 03/30/28 .................. USD 444 443,518
5.40%, 06/30/33 .................. 487 482,023
5.35%, 04/01/34 .................. 284 278,542
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.45%), 6.95%,
11/30/54
(a)
.................... 625 627,874
San Diego Gas & Electric Co., 4.95%
,
08/15/28 2,086 2,076,398
Sempra
5.40%, 08/01/26 .................. 1,818 1,816,357
3.25%, 06/15/27 .................. 121 114,206
3.70%, 04/01/29 .................. 1,237 1,158,559
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.79%), 6.88%,
10/01/54
(a)
.................... 2,013 2,000,616
WEC Energy Group, Inc., 5.60%
,
09/12/26 ... 780 782,948
21,208,772
Office REITs — 0.0%
Kilroy Realty LP
3.05%, 02/15/30 .................. 436 367,726
6.25%, 01/15/36 .................. 768 728,853
1,096,579

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 1.0%
Aethon United BR LP, 8.25%
,
02/15/26
(b)
.... USD 602 $ 608,581
Antero Midstream Partners LP, 6.63%
,
02/01/32
(b)
...................... 297 299,672
Ascent Resources Utica Holdings LLC
(b)
9.00%, 11/01/27 .................. 413 511,387
8.25%, 12/31/28 .................. 488 499,955
5.88%, 06/30/29 .................. 538 525,770
Baytex Energy Corp., 8.50%
,
04/30/30
(b)
.... 351 367,076
BP Capital Markets America, Inc.
3.54%, 04/06/27 .................. 155 149,049
3.59%, 04/14/27 .................. 1,141 1,097,232
5.02%, 11/17/27 .................. 349 348,613
4.23%, 11/06/28 .................. 511 495,032
4.70%, 04/10/29 .................. 127 125,160
1.75%, 08/10/30 .................. 95 78,864
Buckeye Partners LP
6.88%, 07/01/29
(b)
................. 107 107,400
5.85%, 11/15/43 .................. 249 213,688
5.60%, 10/15/44 .................. 194 152,877
Cenovus Energy, Inc., 2.65%
,
01/15/32 ..... 75 62,031
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 .................. 992 990,342
3.70%, 11/15/29 .................. 547 505,430
Cheniere Energy Partners LP
4.00%, 03/01/31 .................. 1,040 945,777
5.95%, 06/30/33 .................. 798 809,128
5.75%, 08/15/34
(b)
................. 561 563,235
Cheniere Energy, Inc., 5.65%
,
04/15/34
(b)
.... 1,488 1,489,176
CITGO Petroleum Corp.
(b)
7.00%, 06/15/25 .................. 663 662,820
8.38%, 01/15/29 .................. 472 486,496
Civitas Resources, Inc.
(b)
8.38%, 07/01/28 .................. 596 624,506
8.63%, 11/01/30 .................. 606 649,765
8.75%, 07/01/31 .................. 631 675,770
CNX Midstream Partners LP, 4.75%
,
04/15/30
(b)
425 382,995
CNX Resources Corp., 7.38%
,
01/15/31
(b)
... 200 204,483
Comstock Resources, Inc.
(b)
6.75%, 03/01/29 .................. 869 841,002
5.88%, 01/15/30 .................. 259 241,005
ConocoPhillips Co., 6.95%
,
04/15/29 ...... 838 908,317
Continuum Energy Levanter Pte. Ltd., 4.50%
,
02/09/27
(b)
...................... 659 658,036
Cosan Luxembourg SA, 7.25%
,
06/27/31
(b)
.. 794 801,146
Coterra Energy, Inc.
3.90%, 05/15/27 .................. 45 43,287
4.38%, 03/15/29 .................. 227 217,078
CQP Holdco LP, 5.50%
,
06/15/31
(b)
........ 923 874,936
Crescent Energy Finance LLC
(b)
7.63%, 04/01/32 .................. 365 372,005
7.38%, 01/15/33 .................. 423 423,912
DCP Midstream Operating LP
8.13%, 08/16/30 .................. 635 723,607
3.25%, 02/15/32 .................. 3,474 2,975,802
Devon Energy Corp.
5.25%, 10/15/27 .................. 88 87,722
4.50%, 01/15/30 .................. 356 342,532
7.88%, 09/30/31 .................. 20 22,600
Diamond Foreign Asset Co., 8.50%
,
10/01/30
(b)
311 326,446
Diamondback Energy, Inc.
3.50%, 12/01/29 .................. 400 368,878
3.13%, 03/24/31 .................. 1,292 1,135,606
6.25%, 03/15/33 .................. 1,830 1,914,004
5.40%, 04/18/34 .................. 3,263 3,230,526
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
DT Midstream, Inc.
(b)
4.13%, 06/15/29 .................. USD 584 $ 539,526
4.38%, 06/15/31 .................. 146 132,980
EIG Pearl Holdings SARL
(b)
3.55%, 08/31/36 .................. 1,095 941,016
4.39%, 11/30/46 .................. 1,166 923,326
Enbridge, Inc.
5.90%, 11/15/26 .................. 748 756,551
5.70%, 03/08/33 .................. 1,395 1,405,971
5.63%, 04/05/34 .................. 822 820,647
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.97%), 7.20%,
06/27/54
(a)
.................... 174 175,048
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.12%), 7.38%,
03/15/55
(a)
.................... 273 273,546
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.43%), 8.50%,
01/15/84
(a)
.................... 496 534,704
Encino Acquisition Partners Holdings LLC,
8.75%
,
05/01/31
(b)
................. 251 261,716
Energean Israel Finance Ltd., 8.50%
,
09/30/33
(b)(c)
..................... 542 512,899
Energy Transfer LP
6.05%, 12/01/26 .................. 6,428 6,510,034
Series B, (3-mo. LIBOR USD + 4.16%),
6.63%
(a)(k)
..................... 179 173,707
6.10%, 12/01/28 .................. 4,591 4,730,796
3.75%, 05/15/30 .................. 335 308,168
6.40%, 12/01/30 .................. 1,173 1,233,432
6.55%, 12/01/33 .................. 34 36,033
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.02%), 8.00%,
05/15/54
(a)
.................... 580 606,675
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.83%), 7.13%,
10/01/54
(a)
.................... 332 327,546
Enterprise Products Operating LLC
4.15%, 10/16/28 .................. 1,099 1,062,421
3.13%, 07/31/29 .................. 345 315,952
EOG Resources, Inc., 4.38%
,
04/15/30 ..... 66 64,405
EQM Midstream Partners LP
(b)
4.50%, 01/15/29 .................. 53 50,017
6.38%, 04/01/29 .................. 239 241,416
7.50%, 06/01/30 .................. 205 218,773
EQT Corp.
3.13%, 05/15/26
(b)
................. 37 35,357
5.70%, 04/01/28 .................. 183 184,781
5.00%, 01/15/29 .................. 1,123 1,101,754
7.00%, 02/01/30
(d)
................. 117 124,164
5.75%, 02/01/34 .................. 1,694 1,679,137
FTAI Infra Escrow Holdings LLC, 10.50%
,
06/01/27
(b)
...................... 266 281,632
Galaxy Pipeline Assets Bidco Ltd., 2.94%
,
09/30/40
(c)
...................... 636 512,356
Genesis Energy LP
7.75%, 02/01/28 .................. 239 241,538
8.25%, 01/15/29 .................. 285 294,217
8.88%, 04/15/30 .................. 210 220,903
7.88%, 05/15/32 .................. 403 406,841
GNL Quintero SA, 4.63%
,
07/31/29
(c)
...... 518 504,978
Harbour Energy plc, 5.50%
,
10/15/26
(b)
..... 202 198,014
Harvest Midstream I LP, 7.50%
,
05/15/32
(b)
.. 241 244,698
Hess Corp., 4.30%
,
04/01/27 ............ 4,620 4,504,669

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Hess Midstream Operations LP, 6.50%
,
06/01/29
(b)
...................... USD 282 $ 285,881
Hilcorp Energy I LP
(b)
6.25%, 11/01/28 .................. 143 141,233
5.75%, 02/01/29 .................. 384 371,585
8.38%, 11/01/33 .................. 510 543,536
6.88%, 05/15/34 .................. 372 367,977
ITT Holdings LLC, 6.50%
,
08/01/29
(b)
...... 612 554,476
KazMunayGas National Co. JSC, 3.50%
,
04/14/33
(b)
...................... 466 381,683
Kinder Morgan, Inc.
4.30%, 03/01/28 .................. 243 235,914
5.00%, 02/01/29 .................. 1,000 988,891
Kinetik Holdings LP
(b)
6.63%, 12/15/28 .................. 116 117,851
5.88%, 06/15/30 .................. 251 247,338
Leviathan Bond Ltd., 6.75%
,
06/30/30
(b)(c)
.... 215 192,023
Marathon Oil Corp., 4.40%
,
07/15/27 ...... 175 171,105
Marathon Petroleum Corp., 4.70%
,
05/01/25 . 346 343,171
Matador Resources Co.
(b)
6.88%, 04/15/28 .................. 359 364,398
6.50%, 04/15/32 .................. 597 597,044
Medco Maple Tree Pte. Ltd., 8.96%
,
04/27/29
(b)
388 405,945
MPLX LP
4.88%, 06/01/25 .................. 1,655 1,640,367
1.75%, 03/01/26 .................. 369 346,753
4.95%, 09/01/32 .................. 163 155,960
5.50%, 06/01/34 .................. 289 284,608
Murphy Oil Corp., 5.88%
,
12/01/42
(d)
....... 58 51,434
New Fortress Energy, Inc.
(b)
6.75%, 09/15/25 .................. 380 368,883
8.75%, 03/15/29 .................. 679 619,837
Northern Oil & Gas, Inc.
(b)
8.13%, 03/01/28 .................. 326 329,679
3.63%, 04/15/29
(m)
................ 251 288,901
8.75%, 06/15/31 .................. 525 550,874
Occidental Petroleum Corp.
6.63%, 09/01/30 .................. 558 585,186
6.13%, 01/01/31 .................. 343 351,071
ONEOK, Inc.
6.10%, 11/15/32 .................. 281 290,421
6.05%, 09/01/33 .................. 184 189,444
Ovintiv, Inc.
5.38%, 01/01/26 .................. 3,254 3,237,300
5.65%, 05/15/28 .................. 2,053 2,076,344
PBF Holding Co. LLC, 7.88%
,
09/15/30
(b)
.... 367 375,707
Permian Resources Operating LLC, 8.00%
,
04/15/27
(b)
...................... 581 594,038
Pioneer Natural Resources Co.
1.90%, 08/15/30 .................. 666 558,010
2.15%, 01/15/31 .................. 995 835,379
Pluspetrol Camisea SA, 6.24%
,
07/03/36
(b)
... 605 603,599
Prairie Acquiror LP, 9.00%
,
08/01/29
(b)
...... 300 309,193
Raizen Fuels Finance SA
(b)
6.45%, 03/05/34 .................. 839 850,956
6.95%, 03/05/54 .................. 341 346,115
Repsol International Finance BV
(a)(c)(k)
(5-Year EUR Swap Annual + 4.00%), 3.75% EUR 100 105,604
(5-Year EUR Swap Annual + 4.41%), 4.25% 1,416 1,491,079
Rockcliff Energy II LLC, 5.50%
,
10/15/29
(b)
... USD 631 590,649
Rockies Express Pipeline LLC, 4.95%
,
07/15/29
(b)
...................... 162 152,506
Sabine Pass Liquefaction LLC, 4.50%
,
05/15/30 ....................... 462 443,211
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Saturn Oil & Gas, Inc., 9.63%
,
06/15/29
(b)
... USD 221 $ 223,066
Sitio Royalties Operating Partnership LP,
7.88%
,
11/01/28
(b)
................. 441 455,981
SM Energy Co., 6.50%
,
07/15/28 ......... 298 295,437
Southwestern Energy Co., 5.38%
,
02/01/29 .. 421 409,215
Tallgrass Energy Partners LP
(b)
6.00%, 03/01/27 .................. 186 183,321
5.50%, 01/15/28 .................. 100 95,674
7.38%, 02/15/29 .................. 195 195,953
6.00%, 12/31/30 .................. 195 181,681
6.00%, 09/01/31 .................. 136 127,098
Talos Production, Inc.
(b)
9.00%, 02/01/29 .................. 135 141,688
9.38%, 02/01/31 .................. 281 296,683
Targa Resources Corp.
6.13%, 03/15/33 .................. 510 523,763
6.50%, 03/30/34 .................. 267 282,734
TransCanada PipeLines Ltd., 4.10%
,
04/15/30 85 80,199
Var Energi ASA , (5-Year EURIBOR ICE Swap
Rate + 4.77%), 7.86%
,
11/15/83
(a)(c)
..... EUR 2,910 3,381,364
Venture Global Calcasieu Pass LLC
(b)
3.88%, 08/15/29 .................. USD 457 416,208
4.13%, 08/15/31 .................. 298 267,415
3.88%, 11/01/33 .................. 306 260,745
Vermilion Energy, Inc., 6.88%
,
05/01/30
(b)
.... 212 208,359
Viper Energy, Inc., 7.38%
,
11/01/31
(b)
...... 2,281 2,362,404
Vital Energy, Inc.
9.75%, 10/15/30 .................. 334 364,691
7.88%, 04/15/32
(b)
................. 750 762,442
Western Midstream Operating LP
3.95%, 06/01/25 .................. 1,264 1,240,135
6.35%, 01/15/29 .................. 279 287,760
Williams Cos., Inc. (The)
5.40%, 03/02/26 .................. 74 73,929
3.75%, 06/15/27 .................. 266 255,307
5.30%, 08/15/28 .................. 1,807 1,812,538
4.90%, 03/15/29 .................. 955 942,029
105,894,079
Paper & Forest Products — 0.1%
Ahlstrom Holding 3 Oy
3.63%, 02/04/28
(c)
................. EUR 1,100 1,113,529
4.88%, 02/04/28
(b)
................. USD 2,673 2,495,580
Fiber Bidco Spa, 6.13%
,
06/15/31
(c)
....... EUR 1,612 1,709,108
Fiber Bidco SpA
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
7.91%, 01/15/30
(a)
............... 883 955,113
6.13%, 06/15/31 .................. 1,014 1,075,084
ProGroup AG
(c)
5.13%, 04/15/29 .................. 668 717,273
5.38%, 04/15/31 .................. 859 913,322
Suzano Austria GmbH
2.50%, 09/15/28 .................. USD 103 90,129
Series DM3N, 3.13%, 01/15/32 ........ 879 719,461
WEPA Hygieneprodukte GmbH, 5.63%
,
01/15/31
(c)
...................... EUR 742 802,591
10,591,190
Passenger Airlines — 0.0%
Air Canada, 3.88%
,
08/15/26
(b)
........... USD 396 376,672
Air France-KLM, 4.63%
,
05/23/29
(c)
........ EUR 1,200 1,265,619
American Airlines, Inc.
(b)
5.75%, 04/20/29 .................. USD 303 294,660
8.50%, 05/15/29 .................. 478 496,626
Azul Secured Finance LLP, 11.93%
,
08/28/28
(b)
571 554,048

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
International Consolidated Airlines Group SA,
3.75%
,
03/25/29
(c)
................. EUR 600 $ 631,247
United Airlines Pass-Through Trust, Series
2020-1, Class A, 5.88%
,
10/15/27 ...... USD —
(o)
1
United Airlines, Inc., 4.63%
,
04/15/29
(b)
..... 654 609,077
4,227,950
Personal Care Products — 0.0%
Coty, Inc.
4.50%, 05/15/27
(c)
................. EUR 643 693,785
4.75%, 01/15/29
(b)
................. USD 54 51,323
6.63%, 07/15/30
(b)
................. 294 298,351
1,043,459
Pharmaceuticals — 0.5%
1375209 BC Ltd., 9.00%
,
01/30/28
(b)
....... 448 430,786
Astrazeneca Finance LLC
4.90%, 02/26/31 .................. 37 36,907
4.88%, 03/03/33 .................. 152 150,569
Bausch Health Cos., Inc., 11.00%
,
09/30/28
(b)
. 585 520,650
Bayer AG
(a)(c)
(5-Year EUR Swap Annual + 3.75%),
4.50%, 03/25/82 ................ EUR 2,200 2,266,158
Series NC5, (5-Year EUR Swap Annual +
3.43%), 6.63%, 09/25/83 .......... 2,100 2,272,681
(5-Year EUR Swap Annual + 3.90%),
7.00%, 09/25/83 ................ 2,000 2,207,667
Bayer Corp., 6.65%
,
02/15/28
(b)
.......... USD 826 854,156
Bayer US Finance II LLC
(b)
4.25%, 12/15/25 .................. 3,806 3,723,327
4.38%, 12/15/28 .................. 762 723,633
Bayer US Finance LLC, 6.13%
,
11/21/26
(b)
... 6,478 6,547,101
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27
(b)
................. 320 313,778
2.38%, 03/01/28
(c)
................. EUR 696 712,456
3.13%, 02/15/29
(b)
................. USD 395 378,047
3.50%, 04/01/30
(b)
................. 211 201,988
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28
(c)
................. EUR 1,630 1,654,997
5.50%, 01/15/28
(b)
................. USD 818 756,725
7.50%, 05/15/30
(c)
................. EUR 1,248 1,397,877
Eli Lilly & Co., 4.70%
,
02/09/34 .......... USD 1,430 1,402,149
Endo Finance Holdings, Inc., 8.50%
,
04/15/31
(b)
435 448,910
Gruenenthal GmbH
(c)
4.13%, 05/15/28 .................. EUR 1,636 1,708,273
6.75%, 05/15/30 .................. 1,612 1,812,776
Jazz Securities DAC, 4.38%
,
01/15/29
(b)
.... USD 361 335,137
Organon & Co.
2.88%, 04/30/28
(c)
................. EUR 2,562 2,579,559
4.13%, 04/30/28
(b)
................. USD 340 315,757
7.88%, 05/15/34
(b)
................. 231 237,353
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 05/19/30 .................. 2,132 2,101,440
4.75%, 05/19/33 .................. 2,533 2,467,951
Rossini SARL, 6.75%
,
10/30/25
(c)
......... EUR 1,312 1,406,948
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 .................. USD 919 912,126
5.30%, 07/05/34 .................. 1,635 1,623,228
Teva Pharmaceutical Finance Netherlands II BV
3.75%, 05/09/27 .................. EUR 440 458,853
7.38%, 09/15/29 .................. 2,901 3,437,703
4.38%, 05/09/30 .................. 377 389,791
7.88%, 09/15/31 .................. 1,452 1,788,272
Teva Pharmaceutical Finance Netherlands III
BV
3.15%, 10/01/26 .................. USD 564 530,160
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
4.75%, 05/09/27 .................. USD 284 $ 273,883
7.88%, 09/15/29 .................. 293 314,883
8.13%, 09/15/31 .................. 314 348,246
50,042,901
Professional Services — 0.0%
CoreLogic, Inc., 4.50%
,
05/01/28
(b)
........ 1,051 953,675
Dun & Bradstreet Corp. (The), 5.00%
,
12/15/29
(b)
...................... 687 638,106
KBR, Inc., 4.75%
,
09/30/28
(b)
............ 49 45,570
La Financiere Atalian SASU, 8.50%
,
(8.50%
Cash or 5.00% PIK), 06/30/28
(c)(j)
....... EUR 1,334 839,056
Science Applications International Corp.,
4.88%
,
04/01/28
(b)
................. USD 474 452,348
Verisk Analytics, Inc., 5.25%
,
06/05/34 ..... 1,782 1,754,615
4,683,370
Real Estate Management & Development — 0.1%
ADLER Group SA, 21.00%
,
(21.00% Cash or
21.00% PIK), 07/31/25
(c)(j)(n)
........... EUR 900 977,468
ADLER Real Estate AG, 3.00%
,
04/27/26
(c)
.. 400 385,488
Anywhere Real Estate Group LLC
Series AI, 7.00%, 04/15/30 ........... USD 557 455,455
7.00%, 04/15/30
(b)
................. 187 152,923
Aroundtown SA
(c)
0.00%, 07/16/26 .................. EUR 400 386,077
0.38%, 04/15/27 .................. 700 649,848
Balder Finland OYJ, 1.00%
,
01/20/29
(c)
..... 1,660 1,461,516
BRANICKS Group AG, 2.25%
,
09/22/26
(c)
... 900 387,952
Cushman & Wakefield US Borrower LLC
(b)
6.75%, 05/15/28 .................. USD 314 311,685
8.88%, 09/01/31 .................. 296 311,405
DEMIRE Deutsche Mittelstand Real Estate AG,
1.88%
,
10/15/24
(c)
................. EUR 1,600 1,413,191
Fantasia Holdings Group Co. Ltd.
(c)(e)(l)
15.00%, 12/18/21 ................. USD 1,735 17,350
12.25%, 10/18/22 ................. 3,269 44,132
11.88%, 06/01/24 ................. 1,500 20,250
7.95%, 07/05/24 .................. 1,650 16,500
9.25%, 07/28/24 .................. 3,540 40,710
9.88%, 10/19/24 .................. 2,640 30,360
10.88%, 01/09/25 ................. 1,345 19,502
11.75%, 04/17/25 ................. 2,039 20,390
Fastighets AB Balder, 1.13%
,
01/29/27
(c)
.... EUR 444 430,937
Heimstaden Bostad AB
(c)
(5-Year EUR Swap Annual + 3.91%),
3.38%
(a)(k)
..................... 1,124 806,511
1.13%, 01/21/26 .................. 220 214,679
(5-Year EUR Swap Annual + 3.15%),
2.63%
(a)(k)
..................... 1,725 1,140,763
Heimstaden Bostad Treasury BV
(c)
0.63%, 07/24/25 .................. 216 215,588
1.38%, 03/03/27 .................. 203 188,517
1.00%, 04/13/28 .................. 422 368,540
Howard Hughes Corp. (The)
(b)
4.13%, 02/01/29 .................. USD 149 133,248
4.38%, 02/01/31 .................. 104 89,550
JGC Ventures Pte. Ltd.
(c)(j)
5.00%, (5.00% Cash or 3.00% PIK),
06/30/25
(e)(l)
................... 1,502 443,449
5.00%, (5.00% Cash or 5.00% PIK),
06/30/25 ..................... 142 68,102
MAF Global Securities Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.54%), 6.38%
(a)(c)(k)
......... 544 535,228

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Modernland Overseas Pte. Ltd.
(c)
5.00%, (5.00% Cash or 3.00% PIK),
04/30/27
(e)(j)(l)
................... USD 1,450 $ 391,203
Series 2, 5.00%, 04/30/27 ............ 106 4,753
SBB Treasury OYJ, 0.75%
,
12/14/28
(c)
..... EUR 1,731 1,192,930
Sunac China Holdings Ltd.
(c)(j)
5.00%, (5.00% Cash or 6.00% PIK),
09/30/25 ..................... USD 131 14,745
6.25%, (6.25% Cash or 6.25 % PIK),
09/30/26
(e)(l)
................... 132 12,554
5.50%, (5.50% Cash or 6.50% PIK),
09/30/27 ..................... 264 22,993
5.75%, (5.75% Cash or 6.75% PIK),
09/30/28 ..................... 396 31,763
6.00%, (6.00% Cash or 7.00% PIK),
09/30/29 ..................... 396 28,576
6.25%, (6.25 % Cash or 7.25% PIK),
09/30/30 ..................... 186 12,389
1.00%, (1.00% Cash or 2.00% PIK),
09/30/32
(m)
.................... 159 9,108
13,458,328
Residential REITs — 0.0%
AvalonBay Communities, Inc., 5.00%
,
02/15/33 493 480,755
Camden Property Trust, 2.80%
,
05/15/30 .... 1,015 899,566
Mid-America Apartments LP, 1.10%
,
09/15/26 363 331,579
UDR, Inc.
4.40%, 01/26/29 .................. 190 183,162
2.10%, 08/01/32 .................. 190 148,669
2,043,731
Retail REITs — 0.0%
Brookfield Property REIT, Inc., 4.50%
,
04/01/27
(b)
...................... 407 378,779
Kimco Realty OP LLC
4.60%, 02/01/33 .................. 298 279,482
6.40%, 03/01/34 .................. 118 124,739
Realty Income Corp.
4.70%, 12/15/28 .................. 221 216,964
4.85%, 03/15/30 .................. 294 288,137
3.25%, 01/15/31 .................. 520 459,989
5.63%, 10/13/32 .................. 81 82,016
2.85%, 12/15/32 .................. 31 25,548
5.13%, 02/15/34 .................. 790 766,839
Regency Centers LP, 5.25%
,
01/15/34 ..... 255 248,351
2,870,844
Semiconductors & Semiconductor Equipment — 0.1%
ams-OSRAM AG
(c)
0.00%, 03/05/25
(m)(n)
............... EUR 800 807,838
2.13%, 11/03/27
(m)
................. 1,100 927,710
10.50%, 03/30/29 ................. 1,520 1,703,132
Analog Devices, Inc., 2.10%
,
10/01/31 ..... USD 117 96,854
Broadcom Corp., 3.50%
,
01/15/28 ........ 576 544,979
Broadcom, Inc.
4.15%, 11/15/30 .................. 1,150 1,086,114
4.30%, 11/15/32 .................. 1,275 1,191,704
3.42%, 04/15/33
(b)
................. 1,300 1,120,793
3.19%, 11/15/36
(b)
................. 1,500 1,187,048
Entegris, Inc., 4.75%
,
04/15/29
(b)
......... 764 730,963
Intel Corp., 4.88%
,
02/10/28 ............ 167 166,381
KLA Corp., 4.10%
,
03/15/29 ............ 3,578 3,475,017
Lam Research Corp., 1.90%
,
06/15/30 ..... 122 103,031
Micron Technology, Inc., 5.88%
,
02/09/33 ... 597 609,868
MKS Instruments, Inc., 1.25%
,
06/01/30
(b)(m)
.. 266 283,207
NVIDIA Corp., 2.00%
,
06/15/31 .......... 175 147,056
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
NXP BV
3.40%, 05/01/30 .................. USD 147 $ 132,858
2.50%, 05/11/31 .................. 440 368,012
SK Hynix, Inc., 6.50%
,
01/17/33
(b)
......... 576 605,700
Synaptics, Inc., 4.00%
,
06/15/29
(b)
........ 460 416,813
15,705,078
Software — 0.4%
Autodesk, Inc.
3.50%, 06/15/27 .................. 693 663,567
2.40%, 12/15/31 .................. 1,155 958,683
Boxer Parent Co., Inc.
6.50%, 10/02/25
(c)
................. EUR 2,080 2,227,576
9.13%, 03/01/26
(b)
................. USD 2,767 2,769,150
Camelot Finance SA, 4.50%
,
11/01/26
(b)
.... 326 315,148
Capstone Borrower, Inc., 8.00%
,
06/15/30
(b)
.. 555 573,148
Central Parent, Inc., 7.25%
,
06/15/29
(b)
..... 488 485,589
Clarivate Science Holdings Corp.
(b)
3.88%, 07/01/28 .................. 1,213 1,126,606
4.88%, 07/01/29 .................. 910 844,537
Cloud Software Group, Inc.
(b)
6.50%, 03/31/29 .................. 3,983 3,824,933
9.00%, 09/30/29 .................. 2,876 2,790,354
8.25%, 06/30/32 .................. 2,243 2,286,169
Crowdstrike Holdings, Inc., 3.00%
,
02/15/29 .. 273 246,149
Dye & Durham Ltd., 8.63%
,
04/15/29
(b)
..... 127 128,831
Elastic NV , 4.13%
,
07/15/29
(b)
........... 613 559,707
Fair Isaac Corp., 4.00%
,
06/15/28
(b)
....... 469 438,703
Helios Software Holdings, Inc.
4.63%, 05/01/28
(b)
................. 250 223,227
7.88%, 05/01/29
(c)
................. EUR 2,669 2,861,292
8.75%, 05/01/29
(b)
................. USD 200 203,643
McAfee Corp., 7.38%
,
02/15/30
(b)
......... 629 581,103
MicroStrategy, Inc., 6.13%
,
06/15/28
(b)
...... 570 552,477
Oracle Corp.
6.15%, 11/09/29 .................. 423 442,419
2.95%, 04/01/30 .................. 3,638 3,235,444
4.65%, 05/06/30 .................. 102 99,948
2.88%, 03/25/31 .................. 127 109,661
4.90%, 02/06/33 .................. 1,228 1,191,200
4.30%, 07/08/34 .................. 1,745 1,589,183
Roper Technologies, Inc.
3.80%, 12/15/26 .................. 517 499,735
4.20%, 09/15/28 .................. 76 73,460
Sabre GLBL, Inc.
(b)
8.63%, 06/01/27 .................. 428 394,302
11.25%, 12/15/27 ................. 47 45,688
SS&C Technologies, Inc.
(b)
5.50%, 09/30/27 .................. 665 654,829
6.50%, 06/01/32 .................. 778 784,766
UKG, Inc., 6.88%
,
02/01/31
(b)
............ 3,173 3,212,758
Veritas US, Inc., 7.50%
,
09/01/25
(b)
........ 308 266,339
VMware LLC, 2.20%
,
08/15/31 ........... 2,188 1,777,848
ZoomInfo Technologies LLC, 3.88%
,
02/01/29
(b)
800 726,413
39,764,585
Specialized REITs — 0.1%
American Tower Corp.
1.30%, 09/15/25 .................. 212 201,408
4.40%, 02/15/26 .................. 2,150 2,111,441
3.60%, 01/15/28 .................. 149 140,596
1.50%, 01/31/28 .................. 101 88,549
5.50%, 03/15/28 .................. 1,240 1,247,318
5.80%, 11/15/28 .................. 163 166,161
2.30%, 09/15/31 .................. 83 67,717

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
Crown Castle, Inc.
4.00%, 03/01/27 .................. USD 21 $ 20,283
5.00%, 01/11/28 .................. 97 95,811
3.80%, 02/15/28 .................. 172 162,958
4.80%, 09/01/28 .................. 41 40,134
5.60%, 06/01/29 .................. 201 202,716
3.10%, 11/15/29 .................. 404 360,666
2.25%, 01/15/31 .................. 43 35,364
5.10%, 05/01/33 .................. 261 251,758
5.80%, 03/01/34 .................. 124 125,257
Equinix, Inc.
1.25%, 07/15/25 .................. 1,005 960,248
3.20%, 11/18/29 .................. 279 251,383
2.15%, 07/15/30 .................. 76 63,720
3.90%, 04/15/32 .................. 300 272,786
Iron Mountain, Inc.
(b)
7.00%, 02/15/29 .................. 235 239,134
5.63%, 07/15/32 .................. 245 232,643
SBA Communications Corp.
3.88%, 02/15/27 .................. 229 218,244
3.13%, 02/01/29 .................. 347 309,367
7,865,662
Specialty Retail — 0.2%
Asbury Automotive Group, Inc.
4.50%, 03/01/28 .................. 123 116,538
4.75%, 03/01/30 .................. 89 82,472
5.00%, 02/15/32
(b)
................. 199 180,296
Carvana Co.
(b)(j)
13.00%, (13.00% Cash or 13.00% PIK),
06/01/30 ..................... 338 366,335
14.00%, (14.00% Cash or 14.00% PIK),
06/01/31 ..................... 652 725,798
CD&R Firefly Bidco plc, 8.63%
,
04/30/29
(c)
... GBP 1,799 2,303,111
Constellation Automotive Financing plc, 4.88%
,
07/15/27
(c)
...................... 714 758,186
Cougar JV Subsidiary LLC, 8.00%
,
05/15/32
(b)
USD 238 246,109
Dufry One BV, 4.75%
,
04/18/31
(c)
......... EUR 1,857 1,967,057
eG Global Finance plc, 12.00%
,
11/30/28
(b)
.. USD 394 419,483
Goldstory SAS
(c)
6.75%, 02/01/30 .................. EUR 1,798 1,949,638
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
7.84%, 02/01/30
(a)
............... 496 533,847
GYP Holdings III Corp., 4.63%
,
05/01/29
(b)
... USD 474 438,657
Home Depot, Inc. (The)
4.85%, 06/25/31 .................. 1,962 1,946,597
4.95%, 06/25/34 .................. 2,215 2,191,912
Ken Garff Automotive LLC, 4.88%
,
09/15/28
(b)
274 253,949
Lowe's Cos., Inc.
1.30%, 04/15/28 .................. 349 304,515
1.70%, 09/15/28 .................. 755 659,708
3.65%, 04/05/29 .................. 1,553 1,460,893
PetSmart, Inc., 7.75%
,
02/15/29
(b)
......... 833 811,233
Specialty Building Products Holdings LLC,
6.38%
,
09/30/26
(b)
................. 178 174,890
Staples, Inc., 10.75%
,
09/01/29
(b)
......... 240 228,079
Velocity Vehicle Group LLC, 8.00%
,
06/01/29
(b)
143 147,083
White Cap Buyer LLC, 6.88%
,
10/15/28
(b)
... 2, 109 2,034,955
White Cap Parent LLC, 8.25%
,
(8.25% Cash or
9.00% PIK), 03/15/26
(b)(j)
............. 319 319,007
20,620,348
Technology Hardware, Storage & Peripherals — 0.0%
Dell International LLC
6.02%, 06/15/26 .................. 218 220,281
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
4.90%, 10/01/26 .................. USD 1,576 $ 1,560,578
5.40%, 04/15/34 .................. 180 178,106
3.45%, 12/15/51 .................. 69 46,745
Seagate HDD Cayman
(b)
8.25%, 12/15/29 .................. 920 986,700
8.50%, 07/15/31 .................. 85 91,547
3,083,957
Textiles, Apparel & Luxury Goods — 0.0%
Crocs, Inc.
(b)
4.25%, 03/15/29 .................. 415 378,263
4.13%, 08/15/31 .................. 40 34,827
European TopSoho SARL, Series SMCP,
4.00%
,
10/14/24
(c)(e)(l)(m)
.............. EUR 1,300 324,182
Hanesbrands, Inc.
(b)
4.88%, 05/15/26 .................. USD 355 347,297
9.00%, 02/15/31 .................. 43 45,053
Kontoor Brands, Inc., 4.13%
,
11/15/29
(b)
.... 288 260,712
1,390,334
Tobacco — 0.1%
Altria Group, Inc.
6.20%, 11/01/28 .................. 586 607,656
4.80%, 02/14/29 .................. 464 456,353
BAT Capital Corp.
4.70%, 04/02/27 .................. 2,045 2,013,119
5.83%, 02/20/31 .................. 605 613,529
6.42%, 08/02/33 .................. 634 662,863
6.00%, 02/20/34 .................. 808 817,408
BAT International Finance plc
1.67%, 03/25/26 .................. 1,908 1,787,418
5.93%, 02/02/29 .................. 1,212 1,240,337
8,198,683
Trading Companies & Distributors — 0.1%
Air Lease Corp.
2.88%, 01/15/26 .................. 1,449 1,390,202
1.88%, 08/15/26 .................. 98 90,876
3.63%, 04/01/27 .................. 441 416,002
Aviation Capital Group LLC
(b)
1.95%, 09/20/26 .................. 2,735 2,520,605
3.50%, 11/01/27 .................. 26 24,338
6.25%, 04/15/28 .................. 1,410 1,438,340
6.75%, 10/25/28 .................. 2,173 2,264,609
Beacon Roofing Supply, Inc.
(b)
4.13%, 05/15/29 .................. 273 248,697
6.50%, 08/01/30 .................. 286 288,576
Fortress Transportation & Infrastructure
Investors LLC
(b)
5.50%, 05/01/28 .................. 870 843,505
7.88%, 12/01/30 .................. 335 350,453
7.00%, 05/01/31 .................. 1,278 1,305,679
7.00%, 06/15/32 .................. 698 707,874
Foundation Building Materials, Inc., 6.00%
,
03/01/29
(b)
...................... 211 187,251
GATX Corp., 5.40%
,
03/15/27 ........... 979 979,888
H&E Equipment Services, Inc., 3.88%
,
12/15/28
(b)
...................... 126 113,686
Herc Holdings, Inc.
(b)
5.50%, 07/15/27 .................. 423 416,380
6.63%, 06/15/29 .................. 305 309,277
Imola Merger Corp., 4.75%
,
05/15/29
(b)
..... 333 311,302
United Rentals North America, Inc.
(b)
6.00%, 12/15/29 .................. 1,242 1,247,488
6.13%, 03/15/34 .................. 282 280,972

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
WESCO Distribution, Inc.
(b)
6.38%, 03/15/29 .................. USD 443 $ 444,600
6.63%, 03/15/32 .................. 148 149,558
16,330,158
Transportation Infrastructure — 0.1%
Abertis Infraestructuras Finance BV
(a)(c)(k)
(5-Year EUR Swap Annual + 3.69%), 3.25% EUR 900 937,349
(5-Year EUR Swap Annual + 3.69%), 3.25% 600 624,899
Fraport AG Frankfurt Airport Services
Worldwide, 4.25%
,
06/11/32
(c)
......... 1,024 1,105,262
Rand Parent LLC, 8.50%
,
02/15/30
(b)
...... USD 42 42,521
SGL Group ApS, (3-mo. EURIBOR at 0.00%
Floor + 4.75%), 8.65%
,
04/22/30
(a)
...... EUR 2,643 2,858,769
Stena International SA
(b)
7.25%, 01/15/31 .................. USD 2,837 2,899,928
7.63%, 02/15/31 .................. 524 536,327
9,005,055
Wireless Telecommunication Services — 0.5%
America Movil SAB de CV, 3.63%
,
04/22/29 .. 1,257 1,171,059
Cellnex Finance Co. SA
(c)
2.00%, 09/15/32 .................. EUR 1,300 1,196,225
2.00%, 02/15/33 .................. 1,000 907,823
CK Hutchison Group Telecom Finance SA,
2.63%
,
10/17/34
(c)
................. GBP 1,254 1,155,489
Connect Finco SARL, 6.75%
,
10/01/26
(b)
.... USD 617 595,498
Kenbourne Invest SA, 4.70%
,
01/22/28
(c)(e)(l)
.. 787 330,540
Liberty Costa Rica Senior Secured Finance,
10.88%
,
01/15/31
(b)
................ 340 360,612
Millicom International Cellular SA, 7.38%
,
04/02/32
(b)
...................... 1,685 1,679,945
Rogers Communications, Inc., 3.80%
,
03/15/32 5,044 4,506,821
SoftBank Group Corp.
(c)
2.13%, 07/06/24 .................. EUR 1,170 1,251,909
4.50%, 04/20/25 .................. 553 591,495
3.13%, 09/19/25 .................. 1,611 1,686,481
2.88%, 01/06/27 .................. 602 610,204
5.00%, 04/15/28 .................. 247 262,046
5.38%, 01/08/29 .................. 1,595 1,708,165
3.38%, 07/06/29 .................. 100 98,527
4.00%, 09/19/29 .................. 2,688 2,710,885
3.88%, 07/06/32 .................. 1,645 1,576,733
5.75%, 07/08/32 .................. 1,588 1,700,669
Telefonica Europe BV
(a)(c)(k)
(8-Year EUR Swap Annual + 2.97%), 3.88% 1,600 1,690,795
(6-Year EUR Swap Annual + 4.32%), 7.13% 900 1,045,571
(7-Year EUR Swap Annual + 3.35%), 6.14% 4,100 4,599,164
(8-Year EUR Swap Annual + 3.62%), 6.75% 1,200 1 ,394,325
(EUAMDB08 + 3.12%), 5.75% ........ 2,300 2,519,242
T-Mobile USA, Inc.
2.63%, 04/15/26 .................. USD 2,346 2,231,175
4.95%, 03/15/28 .................. 3,629 3,604,816
4.85%, 01/15/29 .................. 1,418 1,400,388
3.88%, 04/15/30 .................. 1,236 1,155,446
2.55%, 02/15/31 .................. 502 426,135
2.88%, 02/15/31 .................. 26 22,547
Vmed O2 UK Financing I plc
4.00%, 01/31/29
(c)
................. GBP 1,259 1,375,854
4.50%, 07/15/31
(c)
................. 2,770 2,887,909
4.75%, 07/15/31
(b)
................. USD 304 256,386
Vodafone Group plc
4.38%, 05/30/28 .................. 185 181,096
7.88%, 02/15/30 .................. 99 111,735
6.25%, 11/30/32 .................. 67 71,020
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
(5-Year EUR Swap Annual + 3.43%),
4.20%, 10/03/78
(a)(c)
.............. EUR 439 $ 462,659
(5-Year GBP Swap + 3.27%), 4.88%,
10/03/78
(a)(c)
................... GBP 2,384 2,962,383
(5-Year EUR Swap Annual + 3.00%),
2.63%, 08/27/80
(a)(c)
.............. EUR 785 808,173
(5-Year EUR Swap Annual + 3.49%),
6.50%, 08/30/84
(a)(c)
.............. 1,614 1,855,991
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.84%), 8.00%,
08/30/86
(a)(c)
................... GBP 845 1,145,068
WP/AP Telecom Holdings III BV, 5.50%
,
01/15/30
(c)
...................... EUR 1,239 1,227,389
57,536,393
Total Corporate Bonds — 17.2%
(Cost: $1,909,217,465) ............................ 1,867,893,255
Equity-Linked Notes
Aerospace & Defense — 0.2%
(b)(c)
BMO Capital Markets Corp. (General Electric
Co.), 16.55%, 07/24/24 .............. USD 24 3,748,679
Citigroup, Inc. (Hexcel Corp.), 11.73%, 07/24/24 40 2,504,466
Goldman Sachs International (RTX Corp.),
8.71%, 07/25/24 .................. 79 7,952,219
Societe Generale SA (L3Harris Technologies,
Inc.), 14.10%, 08/26/24 .............. 40 8,959,636
23,165,000
Air Freight & Logistics — 0.0%
BMO Capital Markets Corp. (United Parcel
Service, Inc.), 9.80%, 07/23/24
(b)(c)
...... 26 3,534,749
Automobile Components — 0.0%
(b)(c)
BMO Capital Markets Corp. (Lear Corp.),
18.96%, 07/22/24 ................. 6 694,070
Mizuho Markets Cayman LP (Aptiv plc),
17.67%, 07/15/24 ................. 25 1,798,779
2,492,849
Automobiles — 0.1%
(b)(c)
BMO Capital Markets Corp. (Ford Motor Co.) +
0.00%), 18.64%, 07/26/24
(a)
........... 296 3,727,709
BMO Capital Markets Corp. (General Motors
Co.), 18.24%, 07/05/24 .............. 83 3,819,615
7,547,324
Banks — 0.7%
Barclays Bank plc (Banco Santander SA),
11.25%, 07/11/24
(b)(c)
............... EUR 70 6,768,552
BMO Capital Markets Corp. ( Bank of America
Corp.), 13.67%, 07/16/24
(b)(c)
.......... USD 98 3,887,786
BMO Capital Markets Corp. (DNB Bank ASA),
19.40%, 08/26/24
(b)(c)
............... 495 4,517,269
BNP Paribas SA (Wells Fargo & Co.)
11.58%, 07/12/24
(b)(c)
............... 31 1,831,030
14.31%, 07/15/24
(b)(c)
............... 78 4,583,308
Citigroup, Inc. (BAWAG Group AG),
12.36%, 07/24/24
(b)(c)
............... 36 3,804,203
Goldman Sachs International (Citizens
Financial Group, Inc.), 18.90%, 08/22/24
(b)(c)
56 1,998,502
JPMorgan Structured Products BV (Wells Fargo
& Co.), 20.10%, 08/01/24
(b)(c)
.......... 198 11,545,171
Mizuho Markets Cayman LP (PNC
Financial Services Group, Inc. (The)),
14.87%, 07/17/24
(b)(c)
............... 9 1,295,307
Nomura Holdings, Inc. (Citigroup, Inc.),
18.29%, 07/18/24
(b)(c)
............... 136 8,595,482

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Nomura Holdings, Inc. (First Citizens
BancShares, Inc.), 16.98%, 07/18/24
(b)(c)
.. USD 5 $ 7,795,065
Nomura Holdings, Inc. (JPMorgan Chase &
Co.), 9.98%, 07/12/24
(b)(c)
............ 67 13,085,644
Royal Bank of Canada (First Horizon Corp.),
20.64%, 07/18/24
(b)(c)
............... 134 1,991,037
Royal Bank of Canada (Kotak Mahindra Bank
Ltd.), 8.04%, 07/25/24
(b)(c)
............ 28 3,816,107
75,514,463
Beverages — 0.2%
(b)(c)
Goldman Sachs International (Keurig Dr
Pepper, Inc.), 14.30%, 07/29/24 ........ 55 1,854,732
Mizuho Markets Cayman LP (PepsiCo, Inc.),
9.20%, 07/12/24 .................. 44 7,216,189
Royal Bank of Canada (Diageo plc),
9.30%, 08/01/24 .................. GBP 231 7,349,202
16,420,123
Biotechnology — 0.1%
Wells Fargo & Co. (Amgen, Inc.),
11.77%, 08/01/24
(b)(c)
............... USD 19 5,719,509
Broadline Retail — 0.6%
BNP Paribas SA (Amazon.com, Inc.)
13.10%, 08/01/24
(b)(c)
............... 35 6,507,746
15.37%, 08/05/24
(b)(c)
............... 268 50,878,732
Toronto-Dominion Bank (The) (Alibaba Group
Holding Ltd.), 28.02%, 08/26/24
(b)(c)
...... 38 2,740,339
60,126,817
Building Products — 0.1%
(b)(c)
BMO Capital Markets Corp. (Allegion plc),
15.60%, 07/05/24 ................. 17 1,966,747
Royal Bank of Canada (Johnson Controls
International plc), 24.43%, 08/15/24 ..... 53 3,623,997
5,590,744
Capital Markets — 0.5%
(b)(c)
Barclays Bank plc (Intercontinental Exchange,
Inc.), 8.29%, 08/01/24 .............. 14 1,905,562
Barclays Bank plc (Morgan Stanley),
11.05%, 07/18/24 ................. 82 8,016,366
Barclays Bank plc (State Street Corp.),
14.35%, 07/15/24 ................. 26 1,889,222
BNP Paribas SA (Charles Schwab Corp. (The)),
14.73%, 07/16/24 ................. 26 1,936,454
BNP Paribas SA (LPL Financial Holdings, Inc.),
11.16%, 07/26/24 ................. 29 8,142,766
HSBC Bank plc (Raymond James Financial,
Inc.), 21.81%, 08/01/24 .............. 20 2,422,486
Mizuho Markets Cayman LP (Bank of New York
Mellon Corp. (The)), 11.37%, 07/17/24 ... 23 1,318,915
Mizuho Markets Cayman LP (CME Group, Inc.),
9.87%, 07/26/24 .................. 9 1,801,902
Nomura Holdings, Inc. (Moody's Corp.),
13.07%, 07/17/24 ................. 8 3,282,222
Nomura Holdings, Inc. (S&P Global, Inc.),
7.76%, 07/26/24 .................. 18 7,977,876
Royal Bank of Canada (Goldman Sachs Group,
Inc. (The)), 13.05%, 07/16/24 ......... 9 3,976,766
UBS AG (Blackstone, Inc.), 15.00%, 07/19/24 . 61 7,615,675
50,286,212
Chemicals — 0.3%
(b)(c)
Citigroup, Inc. (FMC Corp.), 34.85%, 08/05/24 34 1,942,979
Citigroup, Inc. ( International Flavors &
Fragrances, Inc.), 14.49%, 08/07/24 ..... 33 3,095,740
Security
Par (000)
Par (000) Value
Chemicals (continued)
Mizuho Markets Cayman LP (International
Flavors & Fragrances, Inc.),
26.72%, 08/15/24 ................. USD 42 $ 3,988,477
Nomura Holdings, Inc. ( Air Products and
Chemicals, Inc.), 17.71%, 07/29/24 ...... 8 1,999,893
Nomura Holdings, Inc. (Corteva, Inc.),
11.28%, 07/17/24 ................. 109 5,932,387
Royal Bank of Canada (PPG Industries, Inc.),
10.92%, 07/22/24 ................. 43 5,493,039
Royal Bank of Canada (Sherwin-Williams Co.
(The)), 11.51%, 07/25/24 ............ 12 3,699,783
Wells Fargo & Co. (Ecolab, Inc.),
7.95%, 08/01/24 .................. 26 6,248,576
32,400,874
Commercial Services & Supplies — 0.1%
(b)(c)
Citigroup, Inc. (Waste Management, Inc.),
7.45%, 07/25/24 .................. 24 5,094,383
Societe Generale SA ( Republic Services, Inc.),
5.74%, 07/31/24 .................. 27 5,170,734
10,265,117
Communications Equipment — 0.1%
(b)(c)
BMO Capital Markets Corp. (Cisco Systems,
Inc.), 17.17%, 07/22/24 .............. 92 4,306,524
Wells Fargo & Co. (Arista Networks, Inc.),
25.86%, 07/31/24 ................. 26 8,944,987
13,251,511
Construction & Engineering — 0.1%
Nomura Holdings, Inc. (Budimex SA),
10.77%, 07/17/24
(b)(c)
............... 27 6,307,795
Construction Materials — 0.0%
Barclays Bank plc (Vulcan Materials Co.),
10.87%, 07/17/24
(b)(c)
............... 12 2,959,509
Consumer Finance — 0.2%
(b)(c)
Barclays Bank plc (PROG Holdings, Inc.),
12.95%, 07/15/24 ................. 37 7,670,013
Citigroup, Inc. ( American Express Co.),
11.99%, 07/22/24 ................. 27 6,340,040
Royal Bank of Canada (Ally Financial, Inc.),
21.23%, 07/19/24 ................. 64 2,500,172
16,510,225
Consumer Staples Distribution & Retail — 0.4%
Barclays Bank plc (Tesco plc),
10.43%, 08/06/24
(b)(c)
............... GBP 809 3,138,725
BNP Paribas SA (Sprouts Farmers Market,
Inc.), 16.29%, 07/17/24
(b)(c)
........... USD 34 2,636,501
BNP Paribas SA (Walmart, Inc.),
7.57%, 08/15/24
(b)(c)
................ 39 2,574,035
Citigroup, Inc. (Walmart, Inc.), 7.70%, 07/01/24 136 8,999,246
JPMorgan Structured Products BV (Target
Corp.), 10.37%, 08/16/24
(b)(c)
.......... 35 5,154,030
Mizuho Markets Cayman LP (Costco Wholesale
Corp.), 10.62%, 07/17/24
(b)(c)
.......... 8 6,504,153
Mizuho Markets Cayman LP (Dollar General
Corp.), 24.02%, 07/25/24
(b)(c)
.......... 37 4,912,925
Royal Bank of Canada (Walmart, Inc.),
4.67%, 08/15/24
( b)(c)
................ 165 11,217,193
Wells Fargo & Co. (Sysco Corp.),
10.44%, 08/01/24
(b)(c)
............... 44 3,121,639
48,258,447
Containers & Packaging — 0.1%
Barclays Bank plc (Sealed Air Corp.),
28.93%, 08/01/24
(b)(c)
............... 144 5,135,778

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services — 0.3%
(b)(c)
Barclays Bank plc (Verizon Communications,
Inc.), 30.36%, 08/01/24 .............. USD 128 $ 5,220,409
BMO Capital Markets Corp. (AT&T, Inc.),
21.21%, 08/22/24 ................. 169 3,154,012
Nomura Holdings, Inc. (AT&T, Inc.),
13.64%, 07/26/24 ................. 675 11,972,722
Nomura Holdings, Inc. (Verizon
Communications, Inc.), 14.10%, 07/22/24 . 322 13,021,709
33,368,852
Electric Utilities — 0.1%
(b)(c)
Goldman Sachs International (Exelon Corp.),
19.13%, 08/22/24 ................. 96 3,324,699
Nomura Holdings, Inc. ( American Electric
Power Co., Inc.), 13.00%, 07/22/24 ...... 33 2,854,727
Royal Bank of Canada (Edison International),
17.75%, 07/18/24 ................. 24 1,722,049
Societe Generale SA (PG&E Corp.),
15.13%, 08/26/24 ................. 178 3,115,234
11,016,709
Electrical Equipment — 0.1%
(b)(c)
Barclays Bank plc (Eaton Corp. plc),
16.81%, 08/01/24 ................. 24 7,427,849
Nomura Holdings, Inc. (Sensata Technologies
Holding plc), 14.71%, 07/22/24 ........ 67 2,528,691
9,956,540
Electronic Equipment, Instruments & Components — 0.2%
(b)(c)
BNP Paribas SA (Corning, Inc.),
9.56%, 07/25/24 .................. 50 1,922,299
Citigroup, Inc. (Amphenol Corp.),
9.23%, 07/24/24 .................. 65 7,979,348
Nomura Holdings, Inc. ( TE Connectivity Ltd.),
10.13%, 07/26/24 ................. 36 5,286,346
Societe Generale SA (Zebra Technologies
Corp.), 29.82%, 08/15/24 ............ 7 2,238,914
17,426,907
Energy Equipment & Services — 0.1%
(b)(c)
Citigroup, Inc. (Baker Hughes Co.),
12.21%, 07/19/24 ................. 116 4,012,262
Citigroup, Inc. (Schlumberger NV),
15.67%, 07/22/24 ................. 75 3,571,502
Royal Bank of Canada (Schlumberger NV),
17.62%, 07/26/24 ................. 26 1,254,668
8,838,432
Entertainment — 0.2%
BNP Paribas SA (Netflix, Inc.)
10.53%, 07/19/24
(b)(c)
............... 23 13,739,367
15.41%, 07/19/24
(b)(c)
............... 5 3,198,062
Nomura Holdings, Inc. (Electronic Arts, Inc.),
13.98%, 07/29/24
(b)(c)
............... 27 3,794,862
20,732,291
Financial Services — 0.3%
Barclays Bank plc (Fidelity National Information
Services, Inc.)
17.28%, 07/29/24
(b)(c)
............... 97 7,303,162
13.89%, 08/05/24
(b)(c)
............... 89 6,711,413
BMO Capital Markets Corp. (Visa, Inc.),
14.30%, 08/26/24
(b)(c)
............... 15 4,050,492
BNP Paribas SA (PayPal Holdings, Inc.),
19.96%, 08/05/24
(b)(c)
............... 97 5,736,935
Nomura Holdings, Inc. (Voya Financial, Inc.),
11.76%, 07/29/24
(b)(c)
............... 34 2,468,517
Royal Bank of Canada (Equitable Holdings,
Inc.), 15.01%, 07/15/24
(b)(c)
........... 74 3,019,495
Security
Par (000)
Par (000) Value
Financial Services (continued)
Royal Bank of Canada (Fiserv, Inc.),
7.19%, 07/26/24
(b)(c)
................ USD 40 $ 6,043,911
35,333,925
Food Products — 0.2%
(b)(c)
Mizuho Markets Cayman LP (Kraft Heinz Co.
(The)), 14.37%, 08/26/24 ............ 248 8,035,069
Nomura Holdings, Inc. (General Mills, Inc.),
13.95%, 07/26/24 ................. 63 3,998,940
Nomura Holdings, Inc. (Post Holdings, Inc.),
8.41%, 08/01/24 .................. 36 3,736,628
Royal Bank of Canada (Archer-Daniels-Midland
Co.), 14.88%, 07/25/24 .............. 61 3,704,292
Royal Bank of Canada (Conagra Brands, Inc.),
12.14%, 08/09/24 ................. 143 4,081,072
Wells Fargo & Co. (Hershey Co. (The)),
11.96%, 07/26/24 ................. 10 1,878,067
25,434,068
Ground Transportation — 0.1%
(b)(c)
Citigroup, Inc. (Uber Technologies, Inc.),
21.31%, 08/01/24 ................. 18 1,281,780
Citigroup, Inc. (Union Pacific Corp.),
11.42%, 07/26/24 ................. 31 7,117,713
Royal Bank of Canada (CSX Corp.),
9.31%, 07/19/24 .................. 144 4,951,546
Royal Bank of Canada (Lyft, Inc.),
37.59%, 08/08/24 ................. 91 1,262,827
14,613,866
Health Care Equipment & Supplies — 0.3%
(b)(c)
Citigroup, Inc. (Intuitive Surgical, Inc.),
13.13%, 07/22/24 ................. 15 5,886,615
HSBC Bank plc (Koninklijke Philips NV),
14.87%, 07/18/24 ................. EUR 126 3,208,591
JPMorgan Structured Products BV (Medtronic
plc), 17.61%, 07/05/24 .............. USD 83 6,544,920
Nomura Holdings, Inc. (Boston Scientific Corp.),
8.78%, 07/26/24 .................. 120 9,131,200
Nomura Holdings, Inc. (Zimmer Biomet
Holdings, Inc.), 13.12%, 07/17/24 ....... 53 5,778,797
Royal Bank of Canada (Baxter International,
Inc.), 17.53%, 07/15/24 .............. 153 5,150,261
35,700,384
Health Care Providers & Services — 1.2%
(b)(c)
Barclays Bank plc (Humana, Inc.),
17.70%, 08/01/24 ................. 5 1,973,314
Barclays Bank plc (McKesson Corp.),
7.73%, 08/05/24 .................. 13 7,925,291
BMO Capital Markets Corp. (Elevance Health,
Inc.), 12.24%, 07/05/24 .............. 6 2,974,261
BNP Paribas SA (Elevance Health, Inc.),
9.26%, 07/19/24 .................. 35 19,108,147
BNP Paribas SA (Tenet Healthcare Corp.),
23.55%, 07/31/24 ................. 55 7,393,171
Goldman Sachs International (Cigna Group
(The)), 18.34%, 08/22/24 ............ 14 4,571,683
Goldman Sachs International (Humana, Inc.),
20.45%, 08/22/24 ................. 11 3,860,626
JPMorgan Structured Products BV (CVS Health
Corp.), 23.47%, 08/01/24 ............ 120 7,064,930
Mizuho Markets Cayman LP (Labcorp Holdings,
Inc.), 19.67%, 08/22/24 .............. 22 4,472,687
Mizuho Markets Cayman LP (UnitedHealth
Group, Inc.), 11.12%,  07/16/24 ......... 50 25,333,549
Nomura Holdings, Inc. (Cardinal Health, Inc.),
14.50%, 07/17/24 ................. 61 6,004,764

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Nomura Holdings, Inc. (Cigna Group (The)),
10.88%, 07/17/24 ................. USD 27 $ 9,022,135
Nomura Holdings, Inc. ( Labcorp Holdings, Inc.),
10.79%, 07/22/24 ................. 14 2,685,306
Royal Bank of Canada (Cardinal Health, Inc.),
14.43%, 07/15/24 ................. 60 5,796,837
Royal Bank of Canada (McKesson Corp.),
9.35%, 08/01/24 .................. 6 3,177,995
Societe Generale SA (Centene Corp.),
12.36%, 07/26/24 ................. 90 6,030,424
Societe Generale SA (HCA Healthcare, Inc.),
13.32%, 07/26/24 ................. 28 9,107,511
126,502,631
Health Care REITs — 0.0%
BNP Paribas SA (Welltower, Inc.),
9.11%, 07/31/24
(b)(c)
................ 42 4,413,013
Hotels, Restaurants & Leisure — 0.8%
Barclays Bank plc (Aristocrat Leisure Ltd.),
14.55%, 07/17/24
(b)(c)
............... 37 5,938,112
Barclays Bank plc (Booking Holdings, Inc.),
12.32%, 08/05/24
(b)(c)
............... 3 11,299,919
Barclays Bank plc (Compass Group plc),
11.50%, 08/06/24
(b)(c)
............... GBP 111 3,072,522
Barclays Bank plc ( InterContinental Hotels
Group plc), 10.40%, 08/06/24
(b)(c)
....... 32 3,267,529
BNP Paribas SA (Texas Roadhouse, Inc.),
12.65%, 07/26/24
(b)(c)
............... USD 18 3,140,956
Citigroup, Inc. (Hilton Worldwide Holdings, Inc.)
+ 0.00%), 8.46%, 07/26/24
(a)(b)(c)
........ 37 7,853,100
Citigroup, Inc. (Royal Caribbean Cruises Ltd.),
11.54%, 07/26/24
(b)(c)
............... 37 5,563,791
JPMorgan Structured Products BV (Marriott
International, Inc.), 11.74%, 08/01/24
(b)(c)
.. 34 8,263,297
Mizuho Markets Cayman LP (MGM Resorts
International), 16.81%, 08/02/24
(b)(c)
..... 82 3,335,543
Nomura Holdings, Inc. (Chipotle Mexican Grill,
Inc.), 10.24%, 07/26/24
(b)(c)
........... 2 4,951,433
Royal Bank of Canada (Wynn Resorts Ltd.)
17.35%, 08/07/24
(b)(c)
............... 19 1,776,707
17.59%, 08/09/24
(b)(c)
............... 83 7,506,032
Societe Generale SA (Aramark),
13.04%, 08/08/24
(b)(c)
............... 114 3,840,584
Societe Generale SA (Domino's Pizza, Inc.),
14.30%, 07/24/24
(b)(c)
............... 2 1,255,083
Societe Generale SA (Hilton Worldwide
Holdings, Inc.), 10.58%, 07/12/24
(b)(c)
..... 6 1,319,963
Wells Fargo & Co. (Domino's Pizza, Inc.),
15.27%, 07/24/24
(b)(c)
............... 11 5,498,431
Wells Fargo & Co. (McDonald's Corp.),
7.51%,  07/26/24
(b)(c)
................ 20 5,036,603
82,919,605
Household Durables — 0.0%
(b)(c)
Barclays Bank plc (Sony Group Corp.),
17.23%, 08/01/24 ................. 46 3,855,180
Nomura Holdings, Inc. (Newell Brands, Inc.),
30.02%, 07/15/24 ................. 147 957,743
4,812,923
Household Products — 0.2%
(b)(c)
BNP Paribas SA (Henkel AG & Co. KGaA),
10.68%, 07/18/24 ................. EUR 16 1,407,601
BNP Paribas SA (Reckitt Benckiser Group plc),
24.88%, 08/08/24 ................. GBP 47 2,555,106
Citigroup, Inc. ( Procter & Gamble Co. (The)),
5.27%, 07/22/24 .................. USD 80 13,029,700
Security
Par (000)
Par (000) Value
Household Products (continued)
UBS AG (Colgate-Palmolive Co.),
8.40%, 07/26/24 .................. USD 67 $ 6,384,008
23,376,415
Industrial Conglomerates — 0.0%
Barclays Bank plc (Siemens AG),
20.29%, 08/08/24
(b)(c)
............... EUR 7 1,303,217
Insurance — 0.5%
(b)(c)
Barclays Bank plc (Marsh & McLennan Cos,
Inc.), 6.13%, 07/19/24 .............. USD 25 5,136,125
Barclays Bank plc (Travelers Cos., Inc. (The)),
8.18%, 07/19/24 .................. 9 1,816,232
BNP Paribas SA (American International Group,
Inc.), 17.54%, 07/25/24 .............. 104 7,779,849
BNP Paribas SA (Fidelity National Financial,
Inc.), 20.41%, 07/25/24 .............. 131 6,567,041
BNP Paribas SA ( Prudential Financial, Inc.),
23.29%, 07/11/24 ................. GBP 356 3,259,620
JPMorgan Structured Products BV (Prudential
Financial, Inc.), 18.37%, 08/30/24 ....... 307 2,874,156
Mizuho Markets Cayman LP (Progressive Corp.
(The)), 10.52%, 07/12/24 ............ USD 15 3,154,492
Nomura Holdings, Inc. (Chubb Ltd.),
9.65%, 07/25/24 .................. 47 11,675,330
Nomura Holdings, Inc. (W R Berkley Corp.),
8.22%, 07/19/24 .................. 48 3,781,707
Societe Generale SA (Arthur J Gallagher &
Co.), 9.46%, 07/26/24 .............. 20 5,109,712
Societe Generale SA (Willis Towers Watson
plc), 17.28%, 08/26/24 .............. 17 4,367,123
55,521,387
Interactive Media & Services — 0.8%
(b)(c)
BNP Paribas SA (Meta Platforms, Inc.),
16.26%, 07/29/24 ................. 29 13,331,999
BNP Paribas SA (Pinterest, Inc.),
17.98%, 07/17/24 ................. 156 6,616,477
JPMorgan Structured Products BV (Meta
Platforms, Inc.), 16.41%, 07/26/24 ...... 12 5,891,780
Mizuho Markets Cayman LP (Meta Platforms,
Inc.), 18.42%, 07/26/24 .............. 37 18,434,574
Societe Generale SA (Alphabet, Inc.),
14.31%, 07/26/24 ................. 249 44,605,094
88,879,924
IT Services — 0.1%
(b)(c)
BNP Paribas SA (Cognizant Technology
Solutions Corp.), 11.78%, 07/17/24 ...... 76 5,154,726
Citigroup, Inc. (International Business Machines
Corp.), 8.40%, 07/24/24 ............. 29 5,036,582
Nomura Holdings, Inc. (Cognizant Technology
Solutions Corp.), 14.46%, 07/22/24 ...... 69 4,574,783
14,766,091
Leisure Products — 0.1%
(b)(c)
Nomura Holdings, Inc. (Hasbro, Inc.),
16.61%, 07/29/24 ................. 53 3,102,853
Royal Bank of Canada (Polaris, Inc.),
14.88%, 07/25/24 ................. 29 2,319,090
5,421,943
Life Sciences Tools & Services — 0.1%
(b)(c)
BNP Paribas SA (Thermo Fisher Scientific,
Inc.), 8.69%, 07/26/24 .............. 11 5,898,509
Royal Bank of Canada (Danaher Corp.),
9.77%, 07/25/24 .................. 30 7,436,058

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services (continued)
Societe Generale SA ( Fortrea Holdings, Inc.),
42.39%, 08/15/24 ................. USD 64 $ 1,551,679
14,886,246
Machinery — 0.3%
(b)(c)
Citigroup, Inc. ( Caterpillar, Inc.),
10.42%, 08/01/24 ................. 30 9,919,526
Citigroup, Inc. (Westinghouse Air Brake
Technologies Corp.), 17.14%, 07/18/24 ... 12 1,931,226
Nomura Holdings, Inc. (Pentair plc),
11.01%, 07/26/24 ................. 48 3,701,227
Nomura Holdings, Inc. (Westinghouse Air Brake
Technologies Corp.), 9.15%, 07/26/24 .... 23 3,689,736
Nomura Holdings, Inc. (Xylem, Inc.),
9.51%, 07/17/24 .................. 46 6,288,831
Royal Bank of Canada ( Westinghouse Air Brake
Technologies Corp.), 8.84%, 07/26/24 .... 8 1,214,316
26,744,862
Media — 0.2%
Barclays Bank plc (Fox Corp.),
13.13%, 07/29/24
(b)(c)
............... 88 3,015,091
Barclays Bank plc (WPP plc),
29.18%, 07/11/24
(b)(c)
............... GBP 286 2,654,817
Citigroup, Inc. (Comcast Corp.)
18.87%, 07/18/24
(b)(c)
............... USD 156 6,061,805
11.35%, 07/26/24
(b)(c)
............... 333 12,894,741
24,626,454
Metals & Mining — 0.0%
Barclays Bank plc (ArcelorMittal SA),
14.06%, 08/01/24
(b)(c)
............... EUR 72 1,682,383
Multi-Utilities — 0.0%
Mizuho Markets Cayman LP (Sempra),
24.47%, 07/25/24
(b)(c)
............... USD 51 3,952,236
Oil, Gas & Consumable Fuels — 0.5%
(b)(c)
Barclays Bank plc (Shell plc), 8.77%, 07/30/24 GBP 161 5,761,496
BNP Paribas SA (BP plc), 17.79%,  07/11/24 .. 1,312 7,920,610
BNP Paribas SA (Shell plc), 16.96%, 08/08/24 273 9,534,154
BNP Paribas SA (Suncor Energy, Inc.),
16.52%, 07/31/24 ................. EUR 13 3,085,033
JPMorgan Structured Products BV (BP plc),
10.01%, 07/31/24 ................. GBP 920 5,564,199
Royal Bank of Canada (Chevron Corp.),
12.53%, 07/25/24 ................. USD 15 2,285,552
Royal Bank of Canada (Kosmos Energy Ltd.),
32.23%, 07/25/24 ................. 526 2,926,071
Royal Bank of Canada (Suncor Energy, Inc.),
20.26%, 07/18/24 ................. 112 4,319,488
Societe Generale SA (Exxon Mobil Corp.),
10.00%, 07/30/24 ................. 139 15,865,192
Wells Fargo & Co. (Occidental Petroleum
Corp.), 13.30%, 08/05/24 ............ 20 1,264,892
58,526,687
Passenger Airlines — 0.0%
BMO Capital Markets Corp. (United Airlines
Holdings, Inc.), 22.05%, 07/18/24
(b)(c)
..... 40 1,900,310
Pharmaceuticals — 0.5%
(b)(c)
Barclays Bank plc (AstraZeneca plc),
21.00%, 08/08/24 ................. GBP 15 2,327,337
Barclays Bank plc (Bayer AG),
15.61%,  07/18/24 ................. EUR 100 2,839,847
Barclays Bank plc (Johnson & Johnson),
10.46%, 07/17/24 ................. USD 43 6,331,366
Citigroup, Inc. (Elanco Animal Health, Inc.),
21.62%, 08/07/24 ................. 173 2,558,431
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Citigroup, Inc. (Eli Lilly & Co.),
21.49%,  07/18/24 ................. USD 4 $ 3,433,059
Citigroup, Inc. (Merck KGaA), 8.86%, 07/30/24 58 7,253,282
Nomura Holdings, Inc. (Zoetis, Inc.),
13.93%, 07/17/24 ................. 37 6,426,204
Royal Bank of Canada (Bristol-Myers Squibb
Co.), 33.93%, 08/15/24 .............. 40 1,659,241
Wells Fargo & Co. (Eli Lilly & Co.),
15.49%, 08/08/24 ................. 18 16,044,994
48,873,761
Professional Services — 0.2%
(b)(c)
Barclays Bank plc (Automatic Data Processing,
Inc.), 10.23%, 07/26/24 .............. 30 7,315,341
Barclays Bank plc (SS&C Technologies
Holdings, Inc.), 11.54%, 07/29/24 ....... 127 7,877,694
Goldman Sachs International (Leidos Holdings,
Inc.), 13.29%, 07/29/2 4 .............. 52 7,470,800
22,663,835
Real Estate Management & Development — 0.0%
Barclays Bank plc (CBRE Group, Inc.),
10.41%, 07/26/24
(b)(c)
............... 50 4,428,280
Semiconductors & Semiconductor Equipment — 0.7%
(b)(c)
BNP Paribas SA (Applied Materials, Inc.),
19.44%, 08/15/24 ................. 35 7,851,712
Citigroup, Inc. (Lam Research Corp.),
14.47%, 07/26/24 ................. 8 8,235,177
JPMorgan Structured Products BV (NVIDIA
Corp.), 19.13%, 07/15/24 ............ 27 31,106,605
JPMorgan Structured Products BV (Texas
Instruments, Inc.), 24.45%,  08/15/24 ..... 10 1,955,142
Mizuho Markets Cayman LP (KLA Corp.),
19.12%, 07/26/24 ................. 7 5,267,103
Mizuho Markets Cayman LP (Monolithic Power
Systems, Inc.), 24.72%, 07/31/24 ....... 4 3,299,766
Nomura Holdings, Inc. ( QUALCOMM, Inc.),
16.70%, 07/17/24 ................. 35 6,616,728
Societe Generale SA (Advanced Micro Devices,
Inc.), 32.17%, 08/01/24 .............. 45 7,326,541
71,658,774
Software — 1.3%
(b)(c)
Ansley (Microsoft Corp.), 17.83%, 07/18/24 .. 8 3,427,902
Barclays Bank plc (Roper Technologies, Inc.),
9.54%, 07/23/24 .................. 3 1,917,126
BMO Capital Markets Corp. (Synopsys, Inc.),
14.35%, 07/16/24 ................. 6 3,284,288
Citigroup, Inc. (Envestnet, Inc.),
26.07%, 08/05/24 ................. 40 2,505,288
Citigroup, Inc. (Salesforce, Inc.),
17.04%, 07/16/24 ................. 27 6,650,235
Citigroup, Inc. (ServiceNow, Inc.),
11.47%, 07/26/24 ................. 13 10,182,613
Mizuho Markets Cayman LP (Cadence Design
Systems, Inc.), 11.50%, 07/24/24 ....... 18 5,331,911
Mizuho Markets Cayman LP (Zscaler, Inc.),
25.02%, 07/17/24 ................. 30 5,478,275
Nomura Holdings, Inc. (Roper Technologies,
Inc.), 6.45%, 07/23/24 .............. 10 5,243,565
Royal Bank of Canada (Atlassian Corp.),
23.13%, 08/01/24 ................. 24 4,310,146
Royal Bank of Canada (Box, Inc.),
7.93%, 07/16/24 .................. 116 3,070,958
Royal Bank of Canada (ServiceNow, Inc.),
16.03%, 07/26/24 ................. 3 1,999,649

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Societe Generale SA (Microsoft Corp.),
9.26%, 07/26/24 .................. USD 193 $ 83,933,443
137,335,399
Specialized REITs — 0.0%
BMO Capital Markets Corp. (Crown Castle,
Inc.), 22.32%, 07/05/24
(b)(c)
........... 45 4,374,512
Specialty Retail — 0.3%
(b)(c)
BMO Capital Markets Corp. (Ross Stores, Inc.),
9.42%, 07/16/24 .................. 22 3,178,899
BMO Capital Markets Corp. (Williams-Sonoma,
Inc.), 28.29%, 07/12/24 .............. 9 2,459,246
Citigroup, Inc. (Abercrombie & Fitch Co.),
36.37%, 07/18/24 ................. 17 3,032,979
Citigroup, Inc. (Dick's Sporting Goods, Inc.),
19.21%, 07/18/24 ................. 14 3,030,774
JPMorgan Structured Products BV (TJX Cos.,
Inc. (The)), 5.55%, 07/12/24 .......... 61 6,595,426
Mizuho Markets Cayman LP (Gap, Inc. (The)),
32.55%, 07/17/24 ................. 87 2,117,384
Mizuho Markets Cayman LP (Ulta Beauty, Inc.),
15.02%, 07/17/24 ................. 13 5,007,697
Nomura Holdings, Inc. (O'Reilly Automotive,
Inc.), 8.14%, 07/26/24 .............. 5 5,057,373
Royal Bank of Canada (Best Buy Co., Inc.),
20.95%, 07/16/24 ................. 39 3,238,949
Royal Bank of Canada ( Burlington Stores, Inc.),
19.11%, 07/16/24 ................. 13 3,196,298
36,915,025
Technology Hardware, Storage & Peripherals — 0.7%
(b)(c)
BMO Capital Markets Corp. (HP, Inc.),
18.08%, 08/22/24 ................. 117 4,175,403
Mizuho Markets Cayman LP (Western Digital
Corp.), 26.02%, 07/31/24 ............ 58 4,374,014
Royal Bank of Canada (HP, Inc.),
23.44%, 07/16/24 ................. 79 2,812,055
Societe Generale SA (Seagate Technology
Holdings plc), 24.58%, 07/26/24 ........ 47 4,603,676
Wells Fargo & Co. (Apple, Inc.),
11.53%, 08/01/24 ................. 258 54,806,949
70,772,097
Textiles, Apparel & Luxury Goods — 0.1%
(b)(c)
BNP Paribas SA (adidas AG), 15.48%, 07/31/24 EUR 18 4,273,673
Goldman Sachs International (Tapestry, Inc.),
25.82%, 07/29/24 ................. USD 53 2,261,362
Mizuho Markets Cayman LP (Ralph Lauren
Corp.), 10.12%, 07/15/24 ............ 15 2,632,092
Nomura Holdings, Inc. (Deckers Outdoor
Corp.), 15.61%, 07/16/24 ............ 3 3,000,309
12,167,436
Tobacco — 0.2%
JPMorgan Structured Products BV (British
American Tobacco plc)
26.92%, 07/18/24
(b)(c)
............... GBP 187 5,701,086
18.55%, 07/25/24
(b)(c)
............... 102 3,157,545
Mizuho Markets Cayman LP (Philip Morris
International, Inc.), 10.22%, 07/23/24
(b)(c)
.. USD 78 7,844,012
16,702,643
Trading Companies & Distributors — 0.0%
Nomura Holdings, Inc. (WW Grainger, Inc.),
10.57%, 08/01/24
(b)(c)
............... 3 2,392,258
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services — 0.1%
(b)(c)
BMO Capital Markets Corp. (T-Mobile US, Inc.),
10.74%, 07/26/24 ................. USD 52 $ 9,279,538
BNP Paribas SA (Vodafone Group plc),
49.41%, 07/11/24 ................. GBP 3,625 3,258,836
12,538,374
Total Equity-Linked Notes — 14.6%
(Cost: $ 1,574,597,909) ............................ 1,578,967,741
Fixed Rate Loan Interests
Financial Services — 0.2%
CML ST Regis Aspen, Term Loan,
7.27%
,
 02/07/25
(f)
................. USD 13,200 13,142,997
Health Care Technology — 0.0%
Cotiviti, Inc., Term Loan, 7.63%
,
 05/01/31 ... 1,014 1,008,088
Media — 0.0%
AVSC Holding Corp., 1st Lien Term Loan B3,
5.00% - 15.00%
,
 10/15/26 ............ 1,150 1,187,195
Clear Channel International BV, Term Loan,
7.50%
,
 08/12/27
(f)
................. 800 778,000
1,965,195
Total Fixed Rate Loan Interests — 0.2%
(Cost: $16,146,951) ............................... 16,116,280
Floating Rate Loan Interests
Aerospace & Defense — 0.2%
(a)
Amentum Government Services Holdings
LLC, 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 4.00%),
9.34%
,
 02/15/29 .................. 1,579 1,584,680
Atlas CC Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.86%
,
 05/25/28 ............ 4,623 3,361,888
Atlas CC Acquisition Corp., 1st Lien Term Loan
C, (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.86%
,
 05/25/28 ............ 879 639,395
Bleriot US Bidco, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.58%
,
 10/30/28 .................. 1,167 1,171,622
Cobham Ultra SeniorCo SARL, Facility Term
Loan B, (6-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 9.26%
,
 08/03/29 ....... 996 963,867
Dynasty Acquisition Co., Inc., Term Loan B1,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.84%
,
 08/24/28 ............ 4,883 4,897,557
Dynasty Acquisition Co., Inc., Term Loan B2,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.84%
,
 08/24/28 ............ 1,883 1,888,372
Ovation Parent, Inc., Term Loan, (3-mo. CME
Term SOFR at 0.75% Floor + 3.50%),
8.83%
,
 04/21/31 .................. 1,190 1,195,950
Peraton Corp., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.19%
,
 02/01/28 .................. 3,227 3,225,434
Peraton Corp., 2nd Lien Term Loan B1, (3-mo.
CME Term SOFR at 0.75% Floor + 7.75%),
13.18%
,
 02/01/29 ................. 963 965,781
Setanta Aircraft Leasing DAC, Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 7.08%
,
 11/05/28 ............. 595 597,975

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
TransDigm, Inc., Term Loan J, (3-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
7.84%
,
 02/28/31 .................. USD 4,876 $ 4,886,178
TransDigm, Inc., Term Loan K, (3-mo. CME
Term SOFR at 0.00% Floor + 2.75%),
8.08%
,
 03/22/30 .................. 1,137 1,138,651
26,517,350
Automobile Components — 0.1%
(a)
Champions Holdco, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 4.75%),
10.08%
,
 02/23/29 ................. 3,162 3,173,858
Clarios Global LP, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
8.34%
,
 05/06/30 .................. 4,358 4,363,495
Clarios Global LP, Term Loan B, 06/05/30
(p)
.. 37 37,046
Gates Corp., Term Loan B5, 06/04/31
(p)
..... 1,715 1,716,064
Tenneco, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
10.43%
,
 11/17/28 ................. 1,857 1,778,746
11,069,209
Automobiles — 0.0%
(a)
Dealer Tire Financial LLC, Term Loan B3,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.09%
,
 12/14/27 ............ 2,358 2,351,458
Dealer Tire Financial LLC, Term Loan B4,
07/02/31
(f)(p)
...................... 1,772 1,767,539
4,118,997
Beverages — 0.1%
(a)
Naked Juice LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.68% - 8.69%
,
 01/24/29 ............ 5,466 5,060,401
Naked Juice LLC, 2nd Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.43%
,
 01/24/30 ................. 2,461 1,963,037
7,023,438
Broadline Retail — 0.1%
(a)
Fanatics Commerce Intermediate Holdco LLC,
Term Loan, (1-mo. CME Term SOFR at
0.50% Floor + 3.25%), 8.71%
,
 11/24/28 ... 1,279 1,272,775
StubHub Holdco Sub LLC, Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 4.75%),
10.09%
,
 03/15/30 ................. 5,858 5,848,637
Woof Holdings, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.35%
,
 12/21/27 .................. 475 391,374
7,512,786
Building Products — 0.1%
(a)
AZZ, Inc., Term Loan, (1-mo. CME Term SOFR
at 0.50% Floor + 3.25%), 8.59%
,
 05/13/29 . 574 576,741
Chariot Buyer LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.84%
,
 11/03/28 .................. 1,021 1,023,565
Cornerstone Building Brands, Inc., Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.68%
,
 04/12/28 ............ 337 328,111
CP Atlas Buyer, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%), 4.25%
- 9.19%
,
 11/23/27 ................. 1,832 1,784,861
CP Iris Holdco I, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.84%
,
 10/02/28 ............ 909 905,967
Security
Par (000)
Par (000) Value
Building Products (continued)
CPG International LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.94%
,
 04/28/29 .................. USD 945 $ 945,785
Wilsonart LLC, Term Loan E, (3-mo. CME
Term SOFR at 1.00% Floor + 3.25%),
8.68%
,
 12/31/26 .................. 3,542 3,541,830
9,106,860
Capital Markets — 0.2%
(a)
Aretec Group, Inc., Term Loan B2, (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
9.34%
,
 08/09/30 .................. 976 979,348
Ascensus Group Holdings, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.96%
,
 08/02/28 ....... 3,167 3,163,995
Axalta Coating Systems Dutch Holding B BV,
Term Loan B6, (3-mo. CME Term SOFR at
0.50% Floor + 2.00%), 7.33%
,
 12/20/29 .. 2,333 2,335,465
Azalea TopCo, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
8.84%
,
 04/30/31 .................. 814 812,983
Castlelake Aviation One DAC, Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.84%, 10/22/26 .......... 2,367 2,368,707
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.09%, 10/22/27 .......... 692 693,321
Edelman Financial Engines Center, LLC, Term
Loan, 04/07/28
(p)
.................. 751 751,530
Focus Financial Partners LLC, Term Loan B4,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%) , 7.84%
,
 06/30/28 ............ 2,774 2,769,628
Focus Financial Partners LLC, Term Loan B7,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.09%
,
 06/30/28 ............ 613 611,760
Grant Thornton Advisors LLC, Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 8.60%
,
 06/02/31 ............ 436 437,094
ION Trading Finance Ltd., Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
9.35%
,
 04/01/28 .................. 713 711,819
Learning Care Group (US) No. 2 Inc., Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 4.00%), 9.33% - 9.34%
,
 08/11/28 .. 238 239,544
Osaic Holdings, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 4.00%),
9.34%
,
 08/17/28 .................. 3,715 3,724,783
OVG Business Services LLC, Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 8.35%
,
 06/25/31 ............ 874 871,273
20,471,250
Chemicals — 0.3%
(a)
ARC Falcon I, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.94%
,
 09/30/28 .................. 616 613,468
Aruba Investments Holdings LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.75%
Floor + 4.00%), 9.44%
,
 11/24/27 ....... 621 615,229
Ascend Performance Materials Operations
LLC, Term Loan, (6-mo. CME Term SOFR at
0.75% Floor + 4.75%), 10.07%
,
 08/27/26 .. 570 568,903
Chemours Co. (The), Term Loan B3, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.84%
,
 08/18/28 .................. 860 855,378

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
CPC Acquisition Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.35%
,
 12/29/27 ............ USD 351 $ 291,509
Derby Buyer LLC, Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.84%
,
 11/01/30 .................. 2,906 2,917,515
Ecovyst Catalyst Technologies LLC, Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 7.59%
,
 06/12/31 ............ 1,821 1,818,963
Element Solutions, Inc., Term Loan B2, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.34%
,
 12/18/30 .................. 2,529 2,531, 038
HB Fuller Co., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
7.34%
,
 02/15/30 .................. 1,193 1,191,849
Herens Holdco SARL, Facility Term Loan B,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 9.36%
,
 07/03/28 ............ 803 777,371
Ineos US Finance LLC, Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
0.00%
,
 02/18/30 .................. 633 628,941
LSF11 A5 Holdco LLC, Term Loan, (1-mo. CME
Term SOFR + 3.50%), 8.96%
,
 07/31/24
(f)
.. 2,060 2,057,750
Momentive Performance Materials, Inc., Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 4.50%), 9.84%
,
 03/29/28
(f)
...... 2,890 2,882,394
Nouryon Finance BV, Term Loan B1, (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
8.83%
,
 04/03/28 .................. 1,985 1,98 7,650
Olympus Water US Holding Corp., Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.85%
,
 06/20/31 ............ 1,479 1,480,291
OQ Chemicals International Holding GmbH,
Term Loan B2, (3-mo. CME Term SOFR at
0.00% Floor + 3.50%), 8.92%
,
 10/14/24 .. 1,541 1,421,839
Potters Industries LLC, Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.08%
,
 12/14/27 .................. 611 613,571
Project Omega Super Senior, Term Loan,
12/31/30
(p)
...................... 315 299,219
SCIH Salt Holdings, Inc., 1st Lien Term Loan
B1, (3-mo. CME Term SOFR at 0.75% Floor
+ 3.50%), 8.83%
,
 03/16/27 ........... 612 611,976
Sparta US HoldCo LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.59%
,
 08/02/30 ............ 2,196 2,194,070
WR Grace Holdings LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.59%
,
 09/22/28 .................. 3,148 3,158,015
29,516,939
Commercial Services & Supplies — 0.3%
(a)
Action Environmental Group, Inc., (The),
Delayed Draw Term Loan, 10/24/30
(f)(p)
... 87 87,425
Action Environmental Group, Inc., (The), Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 4.00%), 9.33%
,
 10/24/30
(f)
...... 585 587,434
Allied Universal Holdco LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.19%
,
 05/12/28 .................. 5,672 5,647,874
Aramark Intermediate HoldCo Corp., Term Loan
B8, (1-mo. CME Term SOFR at 0.00% Floor
+ 2.00%), 7.34%
,
 06/22/30 ........... 3,562 3, 563,334
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Asplundh Tree Expert LLC, Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
7.19%
,
 09/07/27 .................. USD 2,003 $ 2,002,356
Clean Harbors, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
7.21%
,
 10/08/28 .................. 1,677 1,684,040
Covanta Holding Corp., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.84%
,
 11/30/28 .................. 2,200 2,197,223
Covanta Holding Corp., Term Loan C, (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.84%
,
 11/30/28 .................. 169 168,374
Garda World Security Corp., Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
9.59%
,
 02/01/29 .................. 444 446,090
GFL Environmental Inc., Term Loan B,
07/03/31
(f)(p)
...................... 921 921,000
GFL Environmental, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.83%
,
 05/31/27 .................. 1,576 1,576,881
JFL-Tiger Acquisition Co., Inc., Term Loan,
(3-mo. CME Ter m SOFR at 0.50% Floor +
4.50%), 9.83%
,
 10/17/30 ............ 536 536,750
LABL, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 5.00%),
10.44%
,
 10/29/28 ................. 1,603 1,581,077
Minimax Viking GmbH, Facility Term Loan B1,
(1-mo. CME Term SOFR at 0.75% Floor +
2.75%), 8.21%
,
 07/31/28 ............ 196 196,755
PECF USS Intermediate Holding III Corp., Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 9.84%
,
 12/15/28 ....... 1,450 955,600
Prime Security Services Borrower LLC, 1st
Lien Term Loan, (3-mo. CME Term SOFR at
0.00% Floor + 2.25%), 7.58%
,
 10/13/30 .. 838 837,096
Ryan LLC, Term Loan, (1-mo. CME Term SOFR
at 0.50% Floor + 3.50%), 8.84%
,
 11/14/30 . 111 111,027
Tempo Acquisition, LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
7.59%
,
 08/31/28 .................. 5,508 5,517,968
TruGreen LP, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 4.00%),
9.44%
,
 11/02/27 .................. 2,589 2,490,848
Ves tis Corp., Term Loan B1, (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
7.58%
,
 02/22/31 .................. 1,579 1,569,837
Viad Corp., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 4.25%),
9.59%
,
 07/30/28 .................. 1,737 1,737,698
34,416,687
Communications Equipment — 0.0%
(a)
Ciena Corp. Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
7.34%
,
 10/24/30 .................. 2,131 2,136,281
ViaSat, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.84%, 03/02/29 .......... 1,213 1,082,323
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.94%, 05/30/30 .......... 514 455,985
3,674,589

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Construction & Engineering — 0.1%
(a)
AECOM, Term Loan B, (1-mo. CME
Term SOFR at 0.00% Floor + 1.88%),
7.20%
,
 04/17/31 .................. USD 1,523 $ 1,530,935
Brand Industrial Services, Inc., Term Loan C,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.50%), 0.00%
,
 08/01/30 ... 4,763 4,776,621
Legence Holdings LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 3.50%),
8.94%
,
 12/16/27 .................. 476 475,776
Pike Corp., Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
8.46%
,
 01/21/28 .................. 1,971 1,973,936
Propulsion (BC) Newco LLC, Term Loan,
09/14/29
(p)
...................... 280 280,641
USIC Holdings, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 3.50%),
8.94% - 9.10%
,
 05/12/28 ............ 1,974 1,904,408
10,942,317
Construction Materials — 0.1%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (1-mo. CME Term SOFR at
0.00% Floor + 2.00%), 7.34%
,
 01/31/31 .. 2,608 2,611,672
New AMI I LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.34%
,
 03/08/29 ................. 737 703,202
Oscar AcquisitionCo LLC, Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.58%
,
 04/29/29 .................. 2,377 2,374,408
Quikrete H oldings, Inc., 1st Lien Term Loan B1,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.84%
,
 04/14/31 ............ 620 621,413
Quikrete Holdings, Inc., 1st Lien Term Loan B2,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 7.59%
,
 03/19/29 ............ 639 638,501
Smyrna Ready Mix Concrete LLC, Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.84%
,
 04/02/29
(f)
............ 525 526,947
Standard Building Solutions, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 7.34%
,
 09/22/28 ............ 1,735 1,737,483
Summit Materials LLC, Term Loan B2, (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
7.80%
,
 01/12/29 .................. 697 701,610
White Cap Supply Holdings, LLC, Term Loan C,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 8.59%
,
 10/19/29 ............ 3,744 3,749,127
13,664,363
Consumer Staples Distribution & Retail — 0.1%
(a)
CML Project Horizons, Term Loan, (3-
mo. SONIA at 0.00% Floor + 4.34%),
8.97%
,
 06/05/26
(f)
................. GBP 10,046 12,695,402
US Foods, Inc., Term Loan B
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 7.46%, 09/13/26 .......... USD 1,279 1,281,553
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 7.34%, 11/22/28 ........... 1,183 1,187,771
15,164,726
Security
Par (000)
Par (000) Value
Containers & Packaging — 0.1%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.75%
Floor + 3.50%), 8.84%
,
 12/01/27 ....... USD 4,736 $ 4,741,332
Mauser Packaging Solutions Holding Co., Term
Loan B1, (1-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 8.84%
,
 04/15/27 ....... 1,523 1,523,584
Pregis TopCo LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
9.34%
,
 07/31/26 .................. 473 472,497
Trident TPI Holdings, Inc., Term Loan B3,
(3-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.33%
,
 09/30/24 ............ 1,184 1,185,240
7,922,653
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.34%
,
 10/28/27
(a)
................. 2,087 1,905,897
Diversified Consumer Services — 0.1%
(a)
Bright Horizons Family Solutions LLC, Term
Loan B, (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 7.71%
,
 11/24/28 ....... 2,284 2,282,135
Kuehg Corp., Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.83%
,
 06/12/30 .................. 1,572 1,577,146
Sotheby's, Term Loan, (3-mo. CME Term SOFR
at 0.50% Floor + 4.50%), 10.09%
,
 01/15/27 3,084 2,821,211
Spring Education Group, Inc., Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 9.33%
,
 09/29/30 ............ 2,042 2,048,905
Verit as US, Inc., Term Loan B, (1-mo. CME
Term SOFR at 1.00% Floor + 5.00%),
10.46%
,
 09/01/25 ................. 965 836,990
Wand Newco 3, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 9.09%
,
 01/30/31 ............ 3,167 3,186,224
WCG Purchaser Corp., Term Loan, (1-mo.
CME Term SOFR at 1.00% Floor + 3.50%),
8.84%
,
 01/08/27 .................. 786 785,710
13,538,321
Diversified Telecommunication Services — 0.2%
(a)
Altice Financing SA, Term Loan, (3-mo.
LIBOR USD at 0.00% Floor + 2.75%),
8.34%
,
 01/31/26
(f)
................. 455 418,836
Connect Finco SARL, Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.84%, 12/11/26 ........... 1,082 1,066,809
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.84%, 09/27/29 .......... 1,091 1,026,803
Iridium Satellite LLC, Term Loan B4, (1-mo.
CME Term SOFR at 0.75% Floor + 2.25%),
7.59%
,
 09/20/30 .................. 884 881,941
Level 3 Financing, Inc., Term Loan B1, (1-mo.
CME Term SOFR at 2.00% Floor + 6.56%),
11.90%
,
 04/15/29 ................. 690 674,555
Level 3 Financing, Inc., Term Loan B2, (1-mo.
CME Term SOFR at 2.00% Floor + 6.56%),
11.90%
,
 04/15/30 ................. 695 675,918
Lumen Te chnologies, Inc., Term Loan,
12/31/30
(p)
...................... 434 357,412
Lumen Technologies, Inc., Term Loan B1,
(1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 7.81%
,
 04/15/29 ............ 782 536,805

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Lumen Technologies, Inc., Term Loan B2,
(1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 7.81%
,
 04/15/30 ............ USD 800 $ 533,350
Orbcomm, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
9.71% - 9.86%
,
 09/01/28 ............ 1,060 913,349
Radiate Holdco LLC, Term Loan B, (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.71%
,
 09/25/26 .................. 3,790 3,060,954
Virgin Media Bristol LLC, Facility Term Loan Q,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 8.69%
,
 01/31/29 ............ 795 758,231
Zayo Group Holdings, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
8.46%
,
 03/09/27 .................. 5,799 5,032,901
15,937,864
Electric Utilities — 0.0%
(a)
Hamilton Projects Acquiror LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.09%
,
 05/31/31 ............ 363 364,946
NRG Energy, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
7.34%
,
 04/16/31 .................. 1,188 1,187,428
1,552,374
Electrical Equipment — 0.0%
Arcline FM Holdings LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
4.75%), 10.35%
,
 06/23/28
(a)
........... 2,522 2,523,565
Electronic Equipment, Instruments & Components — 0.0%
(a)
Celestica, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
7.10%
,
 06/20/31
(f)
................. 610 609,237
Coherent Corp., Term Loan B1, (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%),
7.84%
,
 07/02/29 .................. 1,953 1,952,027
2,561,264
Energy Equipment & Services — 0.0%
Lealand Finance Co. BV, Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
8.44%
,
 06/30/27
(a)(f)
................ 41 19,509
Entertainment — 0.3%
(a)
AMC Entertainment Holdings, Inc., Term Loan
B1, (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 8.44%
,
 04/22/26 ........... 2,644 2,499,687
City Football Group Ltd., Term Loan,
(3-mo. CME Term SOFR + 3.00%),
8.59%
,
 07/26/24 .................. 2,540 2,530,151
Creative Artists Agency LLC, Term Loan B2,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 8.59%
,
 11/27/28 ............. 4,551 4,568,814
Formula One Management Ltd., Facility 1st
Lien Term Loan B, (3-mo. CME Term SOFR
at 0.50% Floor + 2.25%), 7.58%
,
 01/15/30 . 2,788 2,792,071
Live Nation Entertainment, Inc., Term Loan B4,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 7.19%
,
 10/19/26 ............ 3,070 3,063,028
Motion Acquisition Ltd., Facility Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.83%
,
 11/12/29 ............. 2,377 2,376,439
Security
Par (000)
Par (000) Value
Entertainment (continued)
NEP Group, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.71%
,
 08/19/26 .................. USD 2,512 $ 2,366,886
Playtika Holding Corp., Term Loan B1, (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
8.21%
,
 03/13/28 .................. 2,371 2,369,611
SMG US Midco 2, Inc., 1st Lien Term Loan,
(6-mo. CME Term SOFR at 0.00% Floor +
2.50%), 8.24%
,
 01/23/25 ............ 1,739 1,736,930
UFC Holdings LLC, 1st Lien Term Loan B3,
(3-mo. CME Term SOFR at 0.75% Floor +
2.75%), 8.34%
,
 04/29/26 ............ 1,974 1,977,635
William Morris Endeavor Entertainment
LLC, 1st Lien Term Loan B1, (1-mo. CME
Term SOFR at 0.00% Floor + 0.00%),
8.21%
,
 05/18/25 .................. 3,941 3,943,567
WMG Acquisition Corp., Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.34%
,
 01/24/31 .................. 3 ,971 3,972,468
34,197,287
Financial Services — 0.8%
(a)
ABG Intermediate Holdings 2 LLC, 1st Lien
Term Loan B1, (1-mo. CME Term SOFR at
0.50% Floor + 2.75%), 0.00%
,
 12/21/28 .. 2,766 2,765,977
Belron Finance US LLC, Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
1.93%), 7.51%, 04/13/28 .......... 2,018 2,018,185
(3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.68%, 04/18/29 .......... 2,375 2,377,622
Boost Newco Borrower LLC, Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
8.33%
,
 01/31/31 .................. 3,973 3,972,444
CML Hyatt Lost Pines, Term Loan, (1-mo.
LIBOR USD at 1.00% Floor + 0.00%),
8.87%
,
 09/09/24
(f)
................. 10,600 10,600,000
CML La Quinta Resort, Term Loan, (1-mo.
LIBOR USD at 0.00% Floor + 0.00%),
8.43%
,
 09/09/24
(f)
................. 9,523 9,522,603
CML Terranea Resort, Term Loan, (1-mo.
LIBOR USD at 0.00% Floor + 0.00%),
9.66%
,
 01/01/27
(f)
................. 5,600 5,623,793
Cogeco Communications Finance LP, Term
Loan, (1-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 7.96%
,
 09/01/28 ....... 1,222 1,179,943
Colorado Plaza, Term Loan, (1-mo. CME Term
SOFR + 2.86%), 0.00%
,
 12/15/24
(e)(f)(l)
.... 7,906 698,951
CPI Holdco B LLC , Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
7.34%
,
 05/17/31 .................. 1,289 1,286,989
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 1.00%
Floor + 3.75%), 9.08%
,
 04/09/27 ....... 4,045 4,039,690
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (3-mo. CME Term SOFR at 0.75%
Floor + 6.75%), 12.35%
,
 04/07/28 ...... 1,890 1,885,275
HIG Finance 2 Ltd., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.84%
,
 02/15/31 .................. 1,984 1,986,706
Hilton Garden Inn Waikiki, Term loan, (1-mo.
LIBOR USD at 3.25% Floor + 0.00%),
8.63%
,
 01/01/38 .................. 8,500 8,470,250
Houston Center, Term Loan, (1-mo. CME Term
SOFR + 2.21%), 0.00%
,
 12/15/24
(f)
...... 42,968 21,160,646

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
LBM Acquisition LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.19%
,
 12/17/27 ............ USD 648 $ 646,670
Lions Gate Capital Holdings LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 7.69%
,
 03/24/25 ............ 1,606 1,602,806
Sotera Health Holdings LLC, Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.59%
,
 05/30/31 .................. 2,824 2,814,596
Vinoy St. Petersburg (The), Term Loan,
09/09/24
(f)(p)
...................... 372 364,417
83,017,563
Food Products — 0.2%
(a)
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR at
0.00% Floor + 3.75%), 9.21%
,
 10/01/25 .. 1,642 1,554,374
B&G Foods, Inc., Term Loan B4, (1-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
7.84%
,
 10/10/26 .................. 165 164,560
Chobani LLC, Term Loan
(1-mo. CME Term SOFR at 1.00% Floor +
3.25%), 8.71%, 10/25/27 .......... 4,588 4,598,142
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 9.08%, 10/25/27 .......... 710 713,094
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 7.69%
,
 01/29/27 ....... 4,725 4,720,534
H-Food Holdings LLC, Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 3.69%),
9.30%
,
 05/23/25 .................. 601 4 36,853
Nomad Foods Ltd., Facility Term Loan B5,
(6-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.81%
,
 11/12/29 ............. 790 789,636
Triton Water Holdings, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.85%
,
 03/31/28 ............ 1,205 1,205,262
Utz Quality Foods LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 8.09%
,
 01/20/28 ............ 2,844 2,849,259
17,031,714
Ground Transportation — 0.1%
(a)
AIT Worldwide Logistics Holdings, Inc., 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.75% Floor + 4.75%), 10.18%
,
 04/06/28 .. 496 496,099
Avis Budget Car Rental LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 7.21%
,
 08/06/27 ............ 1,421 1,404,688
Genesee & Wyoming, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.33%
,
 04/10/31 .................. 2,289 2,285,841
Hertz Corp. (The), Term Loan B, (3-mo. CME
Term SOFR at 0.50% Floor + 3.25%),
8.86%
,
 06/30/28 .................. 580 523,311
Hertz Corp. (The ), Term Loan C, (3-mo. CME
Term SOFR at 0.50% Floor + 3.25%),
8.86%
,
 06/30/28 .................. 113 101,674
Uber Technologies, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
8.09%
,
 03/03/30 .................. 3,133 3,145,298
7,956,911
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies — 0.1%
(a)
Bausch + Lomb Corp., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.69%, 05/10/27 .......... USD 3,575 $ 3,534,337
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 9.34%, 09/29/28 .......... 939 935,975
Chariot Buyer LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.69%
,
 11/03/28 .................. 2,768 2,764,676
Insulet Corp., Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
8.34%
,
 05/04/28 .................. 878 879,994
Medline Borrower LP, Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 2.75%),
8.09%
,
 10/23/28 .................. 7,474 7,484,062
15,599,044
Health Care Providers & Services — 0.2%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.71%, 09/29/28 .......... 1,653 1,654,415
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.09%, 09/29/28 .......... 313 313,949
CNT Holding I Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.83%
,
 11/08/27 ............. 2,437 2,441,193
Concentra Health Services, Inc., Term Loan B,
06/26/31
(f)(p)
...................... 205 205,512
Electron Bidco, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.46%
,
 11/01/28 .................. 3,172 3,169,502
Ensemble RCM LLC, Term Loan B, (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
8.33%
,
 08/01/29 .................. 394 392,393
EyeCare Partners LLC, Term Loan A, (3-mo.
CME Term SO FR at 0.00% Floor + 5.75%),
11.08%
,
 08/31/28 ................. 499 499,991
EyeCare Partners LLC, Term Loan B, (3-mo.
CME Term SOFR at 0.00% Floor + 4.61%),
10.04%
,
 11/30/28 ................. 1,870 1,138,077
EyeCare Partners LLC, Term Loan C, (3-mo.
CME Term SOFR at 0.00% Floor + 6.75%),
12.18%
,
 11/30/28
(f)
................. 46 7,791
Medical Solutions Holdings, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 8.69%
,
 11/01/28 ....... 1,416 1,063 ,109
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan, (1-mo. CME Term SOFR at 0.50%
Floor + 7.00%), 12.44%
,
 11/01/29 ...... 404 274,045
Medline Borrower LP, Term Loan, 10/23/28
(p)
. 2,170 2,170,000
Option Care Health, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.59%
,
 10/27/28 ............ 1,677 1,686,303
Surgery Center Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR + 3.50%),
8.09%
,
 12/19/30 .................. 1,996 1,998,957
Vizient, Inc., Term Loan B7, (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.69%
,
 05/16/29 .................. 712 714,516
17,729,753

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Technology — 0.2%
(a)
Athenahealth Group, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.59%
,
 02/15/29 .................. USD 4,376 $ 4,357,110
Cotiviti Holdings, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.59%
,
 05/01/31 .................. 3,958 3,933,342
Gainwell Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.43%
,
 10/01/27 ............ 3,132 3,029,149
PointClickCare Technologies, Inc., Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.00%), 8.33%
,
 12/29/27 ............ 956 959,585
Polaris Newco LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.59%
,
 06/02/28 .................. 5,981 5,975,087
Waystar Technologies, Inc., 1st Lien Term
Loa n, (1-mo. CME Term SOFR + 4.00%),
8.10%
,
 07/31/24 .................. 928 927,668
19,181,941
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP, Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
7.59%
,
 05/18/30
(a)
................. 753 752,935
Hotels, Restaurants & Leisure — 0.6%
(a)
1011778 BC Unlimited Liability Co., Term Loan
B6, (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 7.09%
,
 09/20/30 ........... 2,373 2,364,064
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 9.21%
,
 02/02/26 ....... 2,626 2,559,774
Alterra Mountain Co., Term Loan B, 05/31/30
(p)
244 245,069
Alterra Mountain Co., Term Loan B5, (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
8.84%
,
 05/31/30 .................. 1,192 1,196,960
Bally's Corp., Facility Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.84%
,
 10/02/28 .................. 1,856 1,760,145
Caesars Entertainment, Inc., Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.10%
,
 02/06/30 ............ 1,072 1,071,325
Caesars Entertainment, Inc., Term Loan B1,
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.10%
,
 02/06/31 ............ 5,537 5,531, 918
Carnival Corp., Term Loan, (1-mo. CME
Term SOFR at 0.75% Floor + 2.75%),
8.09%
,
 08/08/27 .................. 1,215 1,218,711
Cedar Fair LP, Term Loan B, 05/01/31
(p)
..... 580 578,190
Churchill Downs, Inc., Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.44%
,
 03/17/28 .................. 1,975 1,977,663
CML Lake Tahoe Resort Hotel, Term Loan,
(1-mo. LIBOR USD at 0.00% Floor + 0.00%),
8.34%
,
 12/09/24
(f)
................. 7,532 7,392,228
Fertitta Entertainment LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.08%
,
 01/27/29 ............ 5,510 5,513,125
Flutter Entertainment plc, Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
7.58%
,
 11/25/30 .................. 3,945 3,942,729
Four Seasons Holdings, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50%
Floor + 2.00%), 7.34%
,
 11/30/29 ....... 3,947 3,959,951
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Hilton Domestic Operating Co., Inc., Term Loan
B4, (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 7.10%
,
 11/08/30 ........... USD 3,163 $ 3,165,117
IRB Holding Corp., Term Loan B, (1-mo. CME
Term SOFR at 0.75% Floor + 2.75%),
8.19%
,
 12/15/27 .................. 3,490 3,485,874
Light & Wonder International, Inc., Term Loan
B1 , (1-mo. CME Term SOFR at 0.50% Floor
+ 2.75%), 8.08%
,
 04/14/29 ........... 1,732 1,730,298
Light and Wonder International, Inc., Term Loan
B2, 04/14/29
(p)
.................... 84 83,940
Packers Holdings LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.69%
,
 03/09/28 .................. 1,105 597,247
Penn Entertainment, Inc., Facility Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.19%
,
 05/03/29 ............ 2,756 2,756,701
Playa Resorts Holding BV, Term Loa n, (1-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
8.09%
,
 01/05/29 .................. 646 646,341
Scientific Games Holdings LP , Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 8.32%
,
 04/04/29 ............ 721 719,197
Seaworld Parks & Entertainment, Inc., Term
Loan B2, (1-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 7.84%
,
 08/25/28 ....... 802 800,786
Station Casinos LLC, Facility Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 7.59%
,
 03/14/31 ............ 3,562 3,557,940
Whatabrands LLC, Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.75%),
8.09%
,
 08/03/28 .................. 4,089 4,087,950
Wyndham Hotels & Resorts, Inc., Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 7.09%
,
 05/24/30 ............ 1,744 1,743,841
62,687,084
Household Durables — 0.1%
(a)
ACProducts Holdings, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.85%
,
 05/17/28 .................. 2,124 1,793,797
Hunter Douglas Holding BV, Term Loan B1,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.84%
,
 02/26/29 ............ 3,676 3,640,890
Serta Simmons Bedding LLC, Term Loan,
(3-mo. CME Term SOFR at 1.00% Floor +
7.50%), 12.95%
,
 06/29/28 ............ 658 522,862
SWF Holdings I Corp., 1st Lien Term Loan,
(1- mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.46%
,
 10/06/28 ............ 3,161 2,699,291
Weber-Stephen Products LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.71%
,
 10/30/27 ............ 4,296 3,982,304
12,639,144
Household Products — 0.0%
Energizer Holdings, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.34%
,
 12/22/27
(a)
................. 519 518,842

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
— 0.0%
(a)
Calpine Construction Finance Co. LP, Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 7.34%
,
 07/31/30 ....... USD 1,022 $ 1,018,535
Calpine Corp., Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
7.34%
,
 01/31/31 .................. 482 479,986
Constellation Renewables LLC, Term Loan,
(3-mo. CME Term SOFR at 1.00% Floor +
2.50%), 8.11%
,
 12/15/27 ............. 1,838 1,839,236
3,337,757
Industrial Conglomerates — 0.1%
EMRLD Borrower LP, Term Loan B
(a)
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.84%, 05/31/30 .......... 3,157 3,153,843
 06/18/31
(p)
...................... 1,693 1,690,884
4,844,727
Insurance — 0.3%
(a)
Alliant Holdings Intermediate LLC, Term Loan
B6, (1-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 8.84%
,
 11/06/30 ........... 6,694 6,708,494
AmWINS Group, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 2.25%),
7.71%
,
 02/19/28 .................. 3,946 3,940,896
AssuredPartners, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.84%
,
 02/14/31 .................. 5,588 5,599,227
Baldwin Insurance Group Holdings LLC (The),
Term Loan, (1-mo. CME Term SOFR at
0.00% Floor + 3.25%), 8.59%
,
 05/26/31
(f)
.. 940 938,346
Hub International Ltd., Term Loan, (3-mo. CME
Term SOFR at 0.75% Floor + 3.25%), 8.57%
- 8.58%
,
 06/20/30 ................. 5,148 5,157,026
Jones DesLauriers Insurance Management ,
Inc., 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.00% Floor + 3.50%),
8.83%
,
 03/15/30 .................. 1,133 1,132,594
Ryan Specialty Group LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 2.75%),
8.09%
,
 09/01/27 .................. 2,752 2,763,175
Truist Insurance Holdings LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 8.58%
,
 05/06/31 ....... 4,225 4,228,760
USI, Inc., Term Loan, (3-mo. CME Term SOFR
+ 3.25%), 8.09%
,
 09/30/24 ........... 1,102 1,101,997
USI, Inc., Term Loan B , (3-mo. CME Term
SOFR + 3.00%), 8.09%
,
 09/30/24 ...... 3,818 3,815,693
35,386,208
IT Services — 0.3%
(a)
Asurion LLC, 2nd Lien Term Loan B3, (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
10.71%
,
 01/31/28 ................. 1,054 977,754
Asurion LLC, 2nd Lien Term Loan B4, (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
10.71%
,
 01/20/29 ................. 618 568,368
Asurion LLC, Term Loan B11, (1-mo. CME
Term SOFR at 0.00% Floor + 4.25%),
9.69%
,
 08/19/28 .................. 1,641 1,626,701
Asurion LLC, Term Loan B8, (1-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
8.71%
,
 12/23/26 .................. 2,153 2,133,447
Security
Par (000)
Par (000) Value
IT Services (continued)
Camelot US Acquisition LLC, Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
8.09%
,
 01/31/31 .................. USD 3,954 $ 3,958,634
Central Parent LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.58%
,
 07/06/29 .................. 4,345 4,279,093
Epicor Software Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.59%
,
 05/30/31 ............ 1,584 1,589,685
Epicor Software Corp., Delayed Draw Term
Loan, 05/30/31
(p)
.................. 186 186,515
Fortress Intermediate 3, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 0.00%),
9.10%
,
 06/27/31
(f)
................. 741 741,000
Go Daddy Operating Co. LLC, Term Loan B6,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 7.34%
,
 11/09/29 ............. 1,213 1,214,12 2
Go Daddy Operating Co. LLC, Term Loan B7,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 7.09%
,
 05/30/31 ............ 3,995 3,989,754
Magenta Buyer LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
5.00%), 10.59%
,
 07/27/28 ............ 895 493,739
Magenta Buyer LLC, 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
8.25%), 13.84%
,
 07/27/29 ............ 1,736 508,606
Mitchell International, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.59%
,
 06/17/31 ............ 2,850 2,821,500
Mitchell International, Inc., 2nd Lien Term Loan,
06/07/32
(p)
...................... 675 671,207
Modena Buyer LLC, Term Loan, 07/01/31
(p)
.. 1,051 1,024,399
Sedgwick Claims Management Services, Inc.,
Term Loan, (1-mo. CME Term SOFR at
0.00% Floor + 3.75%), 9.09%
,
 02/24/28 .. 5,237 5,236,038
Venga Finance SARL, Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 4.75%),
10.36%
,
 06/28/29 ................. 1,011 1,010,611
33,031,173
Leisure Products — 0.0%
(a)
Fender Musical Instruments Corp., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.44%
,
 12/01/28 ............ 629 617,771
Hayward Industries, Inc., 1st Lien Term Loan,
05/30/28
(p)
...................... 786 784,597
1,402,368
Life Sciences Tools & Services — 0.1%
(a)
Avantor Funding, Inc., Term Loan B6, (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
7.44%
,
 11/08/27 .................. 1,016 1,019,602
Catalent Pharma Solutions, Inc., Term Loan B3,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 7.46%
,
 02/22/28 ............ 2,598 2,595,451
Fortrea Holdings, Inc., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.09%
,
 07/01/30 .................. 255 254,906
Icon plc, Term Loan, (3-mo. CME Term SOFR
at 0.50% Floor + 2.00%), 7.33%
,
 07/03/28 . 599 600,595
Icon plc., Term Loan, (3-mo. CME Term SOFR
at 0.50% Floor + 2.00%), 7.33%
,
 07/03/28 . 149 149,639
Iqvia, Inc., Term Loan B4, (3-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
7.33%
,
 01/02/31 .................. 1,649 1,654,123

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services (continued)
Maravai Intermediate Holdings LLC, Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 8.33%
,
 10/19/27 ............ USD 2,014 $ 1,988,538
Parexel International, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.71%
,
 11/15/28 ............. 3,930 3,936,305
Star Parent, Inc., Term Loan, (3-mo. CME
Term SOFR at 0.00% Floor + 3.75%),
9.08%
,
 09/27/30 .................. 1,594 1,591,646
13,790,805
Machinery — 0.4%
(a)
Albion Financing 3 SARL, Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 5.25%),
10.84%
,
 08/17/26 ................. 2,356 2,359,271
Barnes Group, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
7.83%
,
 08/30/30 .................. 1,572 1,573,790
Clark Equipment Co., Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
7.68%
,
 04/20/29 .................. 949 949,716
Columbus McKinnon Corp., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.83%
,
 05/14/28 .................. 739 743,544
Filtration Group Corp., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.96%
,
 10/21/28 .................. 3,955 3,971,623
Generac Power Systems, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 7.19%
,
 12/13/26 ............ 325 324,799
Husky Injection Molding Systems Ltd., Term
Loan, (6-mo. CME Term SOFR at 0.00%
Floor + 5.00%), 10.33%
,
 02/15/29 ...... 5,730 5,739,627
Indicor LLC, 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 3.25%),
8.58%
,
 11/22/29 .................. 3,531 3,544,171
Madison IAQ LLC, Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 2.75%),
8.09%
,
 06/21/28 .................. 3,342 3,342,601
Osmosis Buyer Ltd., Del ayed Draw Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.58% - 9.59%
,
 07/31/28 ....... 2,363 2,364,772
SPX Flow, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.84%
,
 04/05/29 .................. 2,314 2,326,617
TK Elevator Midco GmbH, Facility Term Loan
B2, (6-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 8.79%
,
 04/30/30 ........... 6,001 6,027,926
Vertiv Group Corp., Term Loan B2, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.34%
,
 03/02/27 .................. 2,816 2,821,475
WEC US Holdings Ltd., Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
8.09%
,
 01/27/31 .................. 1,740 1,740,383
Zurn LLC, 1st Lien Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
7.46%
,
 10/04/28 .................. 950 954,484
38,784,799
Security
Par (000)
Par (000) Value
Media — 0.1%
(a)
Altice France SA, Term Loan B14, (3-mo.
CME Term SOFR at 0.00% Floor + 5.50%),
10.83%
,
 08/15/28 ................. USD 2,985 $ 2,184,155
AVSC Holding Corp., 1st Lien Term Loan B1,
(1-mo. CME Term SOFR at 1.00% Floor +
3.25%), 8.69%
,
 03/03/25 ............ 1,227 1,215,800
Charter Communications Operating LLC, Term
Loan B4, (3-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 7.33%
,
 12/07/30 ....... 1,207 1,191,751
Clear Channel Outdoor Holdings, Inc., Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 9.46%
,
 08/21/28 ....... 656 655,693
CSC Holdings LLC, Term Loan, (1-mo.
LIBOR USD at 0.00% Floor + 2.50%),
7.94%
,
 04/15/27 .................. 1,943 1,610,649
DirecTV Financing LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 5.00%),
10.46%
,
 08/02/27 ................. 871 872,147
ECL Entertainment LLC, Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
9.34%
,
 08/31/30 .................. 849 851,458
Gray T elevision, Inc., Term Loan F, (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
10.59%
,
 01/01/38 ................. 420 398,475
Learfield Communications LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 2.00%
Floor + 5.50%), 10.84% 06/30/28 ....... 1,080 1,082,777
Ziggo Financing Partnership, Facility Term Loan
I, (1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.94%
,
 04/30/28 ............ 1,087 1,049,564
11,112,469
Oil, Gas & Consumable Fuels — 0.2%
(a)
Ecopetrol SA, Term Loan, (3-mo. CME
Term SOFR at 0.00% Floor + 0.00%),
10.00%
,
 09/06/30
(f)
................ 3,000 3,074,100
Freeport LNG investments LLLP, Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 9.09%
,
 12/21/28 ............ 4,779 4,770,814
GIP Pilot Acquisition Partners LP, Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.83%
,
 10/04/30 ............ 257 257,245
M6 ETX Holdings II Midco LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.94%
,
 09/19/29 ............ 315 316,341
M edallion Midland Acquisition LP, Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.84%
,
 10/18/28 ............ 2,757 2,767,448
Murphy Oil USA, Inc., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
7.21%
,
 01/31/28 .................. 760 760,277
New Fortress Energy Inc., Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 5.00%),
10.33%
,
 10/30/28 ................. 2,360 2,292,711
Oryx Midstream Services Permian Basin LLC,
Term Loan, (1-mo. CME Term SOFR at
0.50% Floor + 0.00%), 8.44%
,
 10/05/28 .. 2,353 2,352,054
16,590,990

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Passenger Airlines — 0.1%
(a)
AAdvantage Loyalty IP Ltd., Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 4.75%),
10.34%
,
 04/20/28 ................. USD 2,155 $ 2,223,465
Air Canada, Term Loan, (3-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
7.85%
,
 03/21/31 .................. 1,977 1,977,658
American Airlines, Inc., Term Loan
(6-mo. CME Term SOFR at 0.00% Floor +
1.75%), 7.07%, 01/29/27 .......... 1,846 1,837,750
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 8.19%, 02/15/28 .......... 1,119 1,114,910
(6-mo. CME Term SOFR at 1.00% Floor +
2.50%), 7.77%, 06/04/29 .......... 618 616,455
Mileage Plus Holdings LLC, Term Loan, (3-mo.
CME Term SOFR at 1.00% Floor + 5.25%),
0.00%
,
 06/21/27 .................. 2,129 2,170,031
United AirLines, Inc., Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
8.09%
,
 02/22/31 .................. 1,980 1,981,799
WestJet Airlines Ltd., Term Loan, (1-mo. CME
Term SOFR at 1.00% Floor + 3.00%),
8.44%
,
 12/11/26 .................. 118 117,804
12,039,872
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
5.50%), 10.84%
,
 05/04/28 ............ 1,569 1,575,980
Amynta Agency Borrower, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR + 4.25%),
9.09%
,
 02/28/28 .................. 3,284 3,288,432
Bausch Health Cos., Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 5.25%),
10.69%
,
 02/01/27 ................. 960 873,139
Elanco Animal Health, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
7.19%
,
 08/01/27 .................. 2,377 2,367,134
Jazz Pharmaceuticals plc, Term Loan B1,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 8.46%
,
 05/05/28 ............ 3,141 3,140,559
Jazz Pharmaceuticals, Inc., Term Loan B,
05/05/28
(p)
...................... 865 864,983
Organon & Co., Term Loan, (1-mo. CME
Term SOFR at 0.5 0% Floor + 2.50%),
7.83%
,
 05/19/31 .................. 1,148 1,148,416
Perrigo Co. plc, Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.69%
,
 04/20/29 .................. 942 937,102
Precision Medicine Group LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.00%), 8.43%
,
 11/18/27 ............. 1,198 1,191,740
15,387,485
Professional Services — 0.3%
(a)
AlixPartners LLP, Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%),
7.96%
,
 02/04/28 .................. 2,525 2,525,104
CoreLogic, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.96%
,
 06/02/28 .................. 4,183 4,114,516
Dayforce, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
7.84%
,
 03/03/31
(f)
................. 2,774 2,777,467
Security
Par (000)
Par (000) Value
Professional Services (continued)
Dun & Bradstreet Corp. (The), Term Loan B2,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 8.10%
,
 01/18/29 ............ USD 8,272 $ 8,272,274
Element Materials Technology Group US
Holdings, Inc., Delayed Draw 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 9.68%
,
 07/06/29 ....... 674 676,062
Element Materials Technology Group US
Holdings, Inc., Term Loan B, (3-mo. CME
Term SOFR at 0.50% Floor + 4.25%),
9.68%
,
 07/06/29 .................. 1,461 1,464,800
FleetCor Technologies Operating Co. LLC, Term
Loan B4, (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 7.19%
,
 04/28/28 ....... 2,762 2,762,538
Galaxy US Opco, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 10.08%
,
 04/29/29 ............ 1,229 992,338
Trans Union LLC, Term Loan B7, (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
7.34%
,
 1 2/01/28 .................. 3,953 3,950,526
Trans Union LLC, Term Loan B8, (1-mo. CME
Term SOFR + 1.75%), 0.00%
,
 06/24/31 ... 1,120 1,116,577
28,652,202
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC, Term
Loan
(a)
8.34%, 07/31/24
(f)
................. 640 639,591
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 8.21%, 08/21/25 .......... 70 70,372
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.09%, 01/31/30
(f)
.......... 507 509,264
1,219,227
Semiconductors & Semiconductor Equipment — 0.0%
(a)
Entegris, Inc., Term Loan B, (3-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
7.08%
,
 07/06/29 .................. 1,126 1,125,897
MKS Instruments, Inc., Term Loan B
 08/17/29
(p)
...................... 315 314,934
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.83%, 08/17/29 .......... 1,899 1,898,607
Synaptics, Inc., Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.85%
,
 12/02/28 .................. 713 711,629
4,051,067
Software — 0.6%
(a)
Applied Systems, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.83%
,
 02/24/31 ............ 4,726 4,758,147
Barracuda Parent LLC, 1st Lien Term Loan,
(6-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.81%
,
 08/15/29 ............ 582 580,770
CCC Intelligent Solutions, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.71%
,
 09/21/28 ............ 2,999 2,998,409
Cloud Software Group, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 9.83%
,
 03/21/31 ....... 1,593 1,596,234
Cloud Software Group, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.33%
,
 03/30/29 .................. 7,969 7,956,990

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Cloudera, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.19%
,
 10/08/28
(f)
................. USD 1,028 $ 1,027,532
Cloudera, Inc., 2nd Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.44%
,
 10/08/29 ................. 1,397 1,381,284
DS Admiral Bidco LLC, Term Loan B, (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
9.59%
,
 06/24/31
(f)
................. 716 708,840
E2open LLC, Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.96%
,
 02/04/28 .................. 399 400,170
Ellucian Holdings, Inc., 1st Lien Term Loan B1,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.94%
,
 10/09/29 ............ 3,929 3,943,807
Gen Digital, Inc., Term Loan B1, (1- mo. CME
Term SOFR at 0.50% Floor + 1.75%),
7.09%
,
 09/12/29 .................. 2,686 2,674,839
Genesys Cloud Services Holdings I LLC, Term
Loan
(1-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.84%, 12/01/27 .......... 3,512 3,527,001
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.21%, 12/01/27 .......... 1,081 1,088,048
Helios Software Holdings, Inc., Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 9.08%
,
 07/18/30 ............ 796 797,138
Informatica LLC, Term Loan B, (1-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
7.59%
,
 10/27/28 .................. 3,550 3,558,139
McAfee Corp., Term Loan B1, (1-mo. CME
Term SOFR at 0.50% Floor + 3.25%),
8.59%
,
 03/01/29 .................. 4,487 4,476,221
MH Sub I LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.59%
,
 05/03/28 .................. 2,402 2,397,941
MH Sub I LLC, 2nd Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 6.25%),
11.59%
,
 02/23/29 ................. 1,047 1,039,537
Planview Parent, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 9.08%
,
 12/17/27 ............ 345 344,134
Proofpoint, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.34%
,
 08/31/28 .................. 5,190 5,192,355
RealPage, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.46%
,
 04/24/28 .................. 4,480 4,349,355
Sabre GLBL, Inc., Term Loan B1, (1-mo. CME
T erm SOFR at 0.50% Floor + 3.50%),
8.96%
,
 12/17/27 .................. 332 297,574
Sabre GLBL, Inc., Term Loan B2, (1-mo.
LIBOR USD at 0.50% Floor + 3.50%),
8.96%
,
 12/17/27 .................. 520 466,355
Severin Acquisition LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 8.33%
,
 08/01/27 ............ 1,572 1,576,030
SS&C Technologies Holdings, Inc., Term Loan
B8, (1-mo. CME Term SOFR at 0.00% Floor
+ 2.00%), 7.34%
,
 05/09/31 ........... 1,555 1,556,786
UKG, Inc., 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
8.58%
,
 02/10/31 .................. 4,622 4,637,124
Security
Par (000)
Par (000) Value
Software (continued)
Voyage Australia Pty. Ltd., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 9.09%
,
 07/20/28 ............ USD 286 $ 286,059
VS Buyer LLC, Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
8.58%
,
 04/12/31 .................. 3,188 3,191,713
66,808,532
Specialty Retail — 0.1%
(a)
EG Group Ltd., Facility Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.84%
,
 03/31/26
(f)
................. 606 604,913
LS Group Opco Acquisition LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 8.34%
,
 04/23/31 ............ 639 638,710
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.75% Floor + 3.75%), 9.09%
,
 05/04/28 .. 4,082 4,086,686
Peer Holding III BV, Fa cility Term Loan
B5, (3-mo. CME Term SOFR + 3.00%),
0.00%
,
 06/20/31 .................. 945 945,397
PetSmart LLC, Term Loan, (1-mo. CME
Term SOFR at 0.75% Floor + 3.75%),
9.19%
,
 02/11/28 .................. 2,017 2,008,834
Restoration Hardware, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.96%, 10/20/28 .......... 542 520,382
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.69%, 10/20/28 .......... 1,122 1,090,655
RVR Dealership Holdings LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.19%
,
 02/08/28 ............ 199 184,110
10,079,687
Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
9.09%
,
 03/08/30
(a)
................. 427 427,904
Trading Companies & Distributors — 0.1%
(a)
Beacon Roofing Supply, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.34%
,
 05/19/28 .................. 1,132 1,135,243
Core & Main LP, Term Loan C, (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
7.59%
,
 02/09/31 .................. 647 647,785
Core & Main LP, Term Loan D, (3-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
7.34%
,
 07/27/28 .................. 3,956 3,958,458
Foundation Building Materials, Inc., Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 9.33%
,
 01/29/31 ............ 3,155 3,136,607
Gulfside Supply, Inc., Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 0.00%),
8.33%
,
 06/17/31
(f)
................. 686 686,000
TMK Hawk Parent Corp., Term Loan B, (1-mo.
CME Term SOFR at 1.00% Floor + 5.25%),
10.59%
,
 06/30/29
(f)
................ 1,341 911,684
10,475,777
Transportation Infrastructure — 0.1%
(a)
Apple Bidco LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.21%, 09/22/28 .......... 1,418 1,418,523
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.84%, 09/22/28 .......... 1,095 1,097,232

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Transportation Infrastructure (continued)
Brown Group Holding LLC, Term Loan,
06/07/28
(p)
...................... USD 1,487 $ 1,485,071
Brown Group Holdings LLC, Facility Term Loan
B2, 07/02/29
(p)
.................... 1,016 1,015,156
OLA Netherlands BV, Term Loan, (1-mo. CME
Term SOFR at 0.75% Floor + 6.25%),
11.69%
,
 12/15/26
(f )
................. 1,255 1,248,304
Rand Parent LLC, 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
9.58%
,
 03/17/30 .................. 401 401,584
6,665,870
Wireless Telecommunication Services — 0.0%
(a)
Gogo Intermediate Holdings LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.21%
,
 04/30/28 ............ 1,109 1,105,110
SBA Senior Finance II LLC, Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.35%
,
 01/25/31 .................. 1,976 1,977,083
3,082,193
Total Floating Rate Loan Interests — 7.6%
(Cost: $859,438,095) .............................. 827,644,288
Foreign Agency Obligations
Brazil — 0.0%
Centrais Eletricas Brasileiras SA, 3.63%
,
02/04/25
(c)
...................... 610 597,991
Chile — 0.1%
Banco del Estado de Chile, 2.70%
,
01/09/25
(c)
1,245 1,223,212
Corp. Nacional del Cobre de Chile
3.63%, 08/01/27
(c)
................. 500 472,813
3.75%, 01/15/31
(b)
................. 491 438,217
Empresa Nacional del Petroleo, 6.15%
,
05/10/33
(b)
...................... 656 654,688
2,788,930
Denmark — 0.0%
Orsted A/S
(a)(c)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 2.14%), 2.50%,
02/18/3021 .................... GBP 886 803,595
(5-Year EURIBOR ICE Swap Rate +
2.59%), 5.13%, 03/14/3024 ......... EUR 400 431,593
1,235,188
Finland — 0.0%
Finnair OYJ
4.75%, 05/24/29
(c)
................. 1,600 1,686,241
1,686,241
France — 0.1%
Electricite de France SA
(a)(c)(k)
(6-Year EUR Swap Annual + 3.44%), 4.00% 900 963,601
(12-Year EUR Swap Annual + 3.79%),
5.38% ....................... 1,200 1,282,030
(13-Year GBP Swap Semi + 4.23%), 6.00% GBP 200 246,268
(5-Year EURIBOR ICE Swap Rate +
3.37%), 2.88% ................. EUR 600 599,134
(5-Year EUR Swap Annual + 3.20%), 3.00% 1,000 982,616
(5-Year EUR Swap Annual + 3.97%), 3.38% 5,200 4,852,997
8,926,646
Security
Par (000)
Par (000) Value
Hungary — 0.0%
Magyar Export-Import Bank Zrt., 6.13%
,
12/04/27
(b)
...................... USD 1,201 $ 1,205,128
MVM Energetika Zrt., 7.50%
,
06/09/28
(c)
.... 529 549,995
1,755,123
Indonesia — 0.0%
Pertamina Persero PT, 3.10%
,
08/27/30
(c)
... 1,275 1,124,391
Ireland — 0.1%
AIB Group plc
(a)(c)(k)
(5-Year EUR Swap Annual + 5.70%), 5.25% EUR 2,106 2,246,963
(5-Year EUR Swap Annual + 6.63%), 6.25% 6,704 7,176,956
9,423,919
Italy — 0.1%
Banca Monte dei Paschi di Siena SpA, (3-mo.
EURIBOR + 3.21%), 6.75%
,
03/02/26
(a)(c)
.. 2,106 2,278,065
Poste Italiane SpA
(5-Year EURIBOR ICE Swap Rate +
2.68%), 2.63%
(a)(c)(k)
.............. 1,593 1,496,694
3,774,759
Mexico — 0.1%
Comision Federal de Electricidad, 4.69%
,
05/15/29
(b)
...................... USD 723 674,649
Petroleos Mexicanos
6.88%, 08/04/26 .................. 4,946 4,834,715
8.75%, 06/02/29 .................. 1,255 1,232,728
5.95%, 01/28/31 .................. 2,358 1,895,243
6.70%, 02/16/32 .................. 4,202 3,515,687
6.75%, 09/21/47 .................. 309 203,591
12,356,613
Morocco — 0.0%
OCP SA
(b)
6.75%, 05/02/34 .................. 1,115 1,144,269
7.50%, 05/02/54 .................. 939 956,766
2,101,035
Panama — 0.0%
(b)
Aeropuerto Internacional de Tocumen SA
4.00%, 08/11/41 .................. 1,225 925,258
5.13%, 08/11/61 .................. 769 567,137
Banco Latinoamericano de Comercio Exterior
SA, 2.38%
,
09/14/25 ............... 608 579,120
2,071,515
Poland — 0.0%
Bank Gospodarstwa Krajowego
(b)
6.25%, 10/31/28 .................. 466 481,895
5.38%, 05/22/33 .................. 747 739,829
1,221,724
Turkey — 0.0%
Turkiye Varlik Fonu Yonetimi A/S, 8.25%
,
02/14/29
(c)
...................... 429 436,508
Total Foreign Agency Obligations — 0.5%
(Cost: $51,624,889) ............................... 49,500,583
Foreign Government Obligations
Bahrain — 0.0%
Kingdom of Bahrain
(c)
7.38%, 05/14/30 .................. 572 595,774
5.45%, 09/16/32 .................. 480 440,400
1,036,174

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Brazil — 0.0%
Federative Republic of Brazil, 7.13%
,
05/13/54 USD 899 $ 867,985
Chile — 0.0%
Republic of Chile, 3.10%
,
05/07/41 ........ 1,509 1,104,920
Colombia — 0.0%
Republic of Colombia
3.88%, 03/22/26 .................. EUR 222 234,211
3.25%, 04/22/32 .................. USD 896 687,232
8.00%, 04/20/33 .................. 1,035 1,072,777
8.00%, 11/14/35 .................. 439 450,853
8.75%, 11/14/53 .................. 253 266,409
2,711,482
Costa Rica — 0.0%
Republic of Costa Rica, 6.55%
,
04/03/34
(c)
... 553 565,615
Dominican Republic — 0.1%
Dominican Republic Government Bond
5.95%, 01/25/27
(c)
................. 1,109 1,102,346
5.50%, 02/22/29
(b)
................. 557 537,853
5.50%, 02/22/29
(c)
................. 719 694,285
7.05%, 02/03/31
(b)
................. 1,301 1,339,217
4.88%, 09/23/32
(b)
................. 564 505,837
5.30%, 01/21/41
(c)
................. 433 367,644
4,547,182
Egypt — 0.0%
Arab Republic of Egypt
5.63%, 04/16/30
(c)
................. EUR 649 556,037
6.38%, 04/11/31
(b)
................. 479 406,380
7.63%, 05/29/32
(c)
................. USD 1,050 856,735
1,819,152
Guatemala — 0.1%
Republic of Guatemala
5.25%, 08/10/29
(b)
................. 767 736,320
5.25%, 08/10/29
(c)
................. 511 490,560
7.05%, 10/04/32
(b)
................. 1,076 1,125,429
6.60%, 06/13/36
(b)
................. 544 545,020
2,897,329
Hungary — 0.0%
Hungary Government Bond
5.25%, 06/16/29
(b)
................. 1,125 1,103,906
5.38%, 09/12/33
(c)
................. EUR 1,109 1,229,371
5.50%, 03/26/36
(b)
................. USD 575 552,719
2,885,996
Ivory Coast — 0.0%
Republic of Cote d'Ivoire
6.38%, 03/03/28
(c)
................. 941 909,241
5.88%, 10/17/31
(c)
................. EUR 1,300 1,254,317
8.25%, 01/30/37
(b)
................. USD 403 388,895
2,552,453
Mexico — 0.1%
United Mexican States
3.75%, 01/11/28 .................. 601 568,321
4.50%, 04/22/29 .................. 1,066 1,019,695
6.35%, 02/09/35 .................. 382 384,101
4.75%, 03/08/44 .................. 1,096 878,444
6.34%, 05/04/53 .................. 963 906,183
3,756,744
Morocco — 0.0%
Kingdom of Morocco
2.38%, 12/15/27
(c)
................. 566 503,174
Security
Par (000)
Par (000) Value
Morocco (continued)
5.95%, 03/08/28
(b)
................. USD 412 $ 413,030
916,204
Nigeria — 0.0%
Federal Republic of Nigeria
8.38%, 03/24/29
(b)
................. 716 671,250
7.63%, 11/28/47
(c)
................. 690 501,975
1,173,225
North Macedonia — 0.0%
Republic of North Macedonia, 6.96%
,
03/13/27
(c)
...................... EUR 498 553,000
Oman — 0.0%
Oman Government Bond, 6.50%
,
03/08/47
(c)
. USD 953 950,618
Panama — 0.0%
Republic of Panama
7.50%, 03/01/31 .................. 1,068 1,117,061
2.25%, 09/29/32 .................. 1,242 893,619
8.00%, 03/01/38 .................. 330 347,820
2,358,500
Paraguay — 0.0%
Republic of Paraguay
(c)
5.00%, 04/15/26 .................. 235 231,539
2.74%, 01/29/33 .................. 526 423,101
5.60%, 03/13/48 .................. 423 374,778
1,029,418
Peru — 0.0%
Republic of Peru
7.35%, 07/21/25 .................. 958 976,860
3.00%, 01/15/34 .................. 1,530 1,245,516
2,222,376
Philippines — 0.0%
Republic of Philippines, 3.70%
,
03/01/41 .... 629 509,559
Poland — 0.0%
Republic of Poland
5.75%, 11/16/32 .................. 867 898,099
5.50%, 04/04/53 .................. 562 550,075
1,448,174
Romania — 0.1%
Romania Government Bond
5.25%, 11/25/27
(b)
................. 698 685,436
2.50%, 02/08/30
(c)
................. EUR 1,225 1,146,695
2.12%, 07/16/31
(c)
................. 1,229 1,059,950
2,892,081
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
3.25%, 11/17/51
(c)
................. USD 1,818 1,193,631
5.00%, 01/18/53
(b)
................. 1,520 1,337,600
2,531,231
Serbia — 0.0%
Republic of Serbia, 6.00%
,
06/12/34
(b)
...... 712 700,430
South Africa — 0.0%
Republic of South Africa, 5.88%
,
04/20/32 ... 924 855,855
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago, 6.40%
,
06/26/34
(b)
...................... 871 865,012
Ukraine — 0.0%
Ukraine Government Bond
(e)(l)
8.99%, 02/01/26
(c)
................. 748 242,352

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ukraine (continued)
7.25%, 03/15/35
(b)
................. USD 689 $ 196,020
438,372
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.75%
,
10/28/34 595 620,069
Uzbekistan — 0.0%
(b)
Republic of Uzbekistan, 5.38%
,
05/29/27 .... EUR 667 712,314
Republic of Uzbekistan International Bond,
7.85%
,
10/12/28 .................. USD 522 538,476
1,250,790
Total Foreign Government Obligations — 0.4%
(Cost: $48,170,360) ............................... 46,059,946
Shares
Shares
Investment Companies
(q)
iShares Core Dividend Growth ETF ....... 7,938,177 457,318,377
iShares iBoxx $ High Yield Corporate Bond
ETF
(g)
......................... 2,987,634 230,466,087
Total Investment Companies — 6.3%
(Cost: $645,773,136) .............................. 687,784,464
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.1%
Adjustable Rate Mortgage Trust
(a)
Series 2005-8, Class 2A1, 4.97%, 11/25/35 1,052 898,245
Series 2005-8, Class 7A2, (1-mo. CME Term
SOFR at 0.56% Floor and 11.00% Cap +
0.67%), 6.02%, 11/25/35 ........... 374 353,304
Series 2005-9, Class 5A1, (1-mo. CME Term
SOFR at 0.54% Floor and 11.00% Cap +
0.65%), 6.00%, 11/25/35 ........... 86 85,632
Alternative Loan Trust
Series 2005-16, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 1.65% Floor + 1.65%), 6.80%,
06/25/35
(a)
.................... 357 305,809
Series 2005-36, Class 2A1A, (1-mo. CME
Term SOFR at 0.62% Floor and 11.00%
Cap + 0.73%), 6.08%, 08/25/35
( a)
..... 867 784,786
Series 2005-61, Class 1A1, (1-mo. CME
Term SOFR at 0.52% Floor + 0.63%),
5.98%, 12/25/35
(a)
............... 160 138,860
Series 2005-63, Class 3A3, 4.62%,
11/25/35
(a)
.................... 1,404 1,233,127
Series 2005-63, Class 5A1, 4.62%,
12/25/35
(a)
.................... 26 23,874
Series 2005-64CB, Class 1A1, 5.50%,
12/25/35 ..................... 40 34,634
Series 2005-76, Class 2A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.00% Floor +
1.00%), 6.15%, 02/25/3 6
(a)
......... 3,370 2,986,437
Series 2006-11CB, Class 1A5, 6.00%,
05/25/36 ..................... 600 327,968
Series 2006-15CB, Class A1, 6.50%,
06/25/36 ..................... 967 437,611
Series 2006-20CB, Class A9, 6.00%,
07/25/36 ..................... 433 177,906
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2006-2CB, Class A6, 5.50%,
03/25/36 ..................... USD 671 $ 265,989
Series 2006-45T1, Class 1A10, 6.00%,
02/25/37 ..................... 2,643 1,050,417
Series 2006-45T1, Class 2A2, 6.00%,
02/25/37 ..................... 1,708 915,311
Series 2006-7CB, Class 1A6, 6.00%,
05/25/36 ..................... 758 402,572
Series 2006-9T1, Class A7, 6.00%, 05/25/36 305 117,658
Series 2006-J7, Class 2A1, (1-mo. LIBOR
USD at 1.50% Floor + 1.50%), 6.94%,
11/20/46
(a)
.................... 2,896 2,160,183
Series 2006-J8, Class A5, 6.00%, 02/25/37 1,193 500,519
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.73% Floor +
1.73%), 6.88%, 11/25/46
(a)
......... 4,359 3,376,834
Series 2006-OA14, Class 2A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
5.84%, 11/25/46
(a)
............... 1,877 1,710,305
Series 2006-OA14, Class 3A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.85% Floor +
0.85%), 6.00%, 11/25/46
(a)
......... 6,150 5,373,753
Series 2006-OA16, Class A2, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
5.84%, 10/25/46
(a)
............... 261 232,096
Series 2006-OA2, Class A1, (1-mo. CME
Term SOFR at 0.42% Floor + 0.53%),
5.87%, 05/20/46
(a)
............... 1,119 933,032
Series 2006-OA3, Class 2A 1, (1-mo. CME
Term SOFR at 0.42% Floor + 0.53%),
5.88%, 05/25/36
(a)
............... 5,468 4,795,315
Series 2006-OA8, Class 1A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
5.84%, 07/25/46
(a)
............... 7,751 6,494,242
Series 2007-12T1, Class A22, 5.75%,
06/25/37 ..................... 1,716 752,576
Series 2007-12T1, Class A5, 6.00%,
06/25/37 ..................... 381 173,783
Se ries 2007-15CB, Class A7, 6.00%,
07/25/37 ..................... 228 133,026
Series 2007-18CB, Class 2A25, 6.00%,
08/25/37 ..................... 205 122,682
Series 2007-19, Class 1A4, 6.00%, 08/25/37 1,139 541,513
Series 2007-19, Class 1A8, 6.00%, 08/25/37 554 263,467
Series 2007-25, Class 1A3, 6.50%, 11/25/37 3,040 1,380,166
Series 2007-9T1, Class 1A1, 6.00%,
05/25/37 ..................... 441 210,384
Series 2007-9T1, Class 2A1, 6.00%,
05/25/37 ..................... 3,148 1,382,678
Series 2007-9T1, Class 2A2, 6.00%,
05/25/37 ..................... 540 237,341
Series 2007-AL1, Class A1, (1-mo. CME
Term SOFR at 0.25% Floor + 0.36%),
5.71%, 06/25/37
(a)
............... 5,036 3,969,779
Series 2007-J1, Class 2A5, 6.00%, 03/25/37 1,520 566,399
Series 2007-OA11, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.38% Floor +
1.38%), 6.53%, 11/25/47
(a)
......... 1,229 985,795
Series 2007-OA3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
5.74%, 04/25/47
(a)
............... 7, 504 6,517,710

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2007-OA4, Class A1, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%),
5.80%, 05/25/47
(a)
............... USD 2,859 $ 2,387,377
Series 2007-OA8, Class 2A1, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
5.82%, 06/25/47
(a)
............... 5,876 4,358,457
Alternative Loan Trust Resecuritization, Series
2006-22R, Class 1A6, 6.00%, 05/25/36 ... 938 510,961
American Home Mortgage Assets Trust
Series 2006-3, Class 1A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.97% Floor + 0.97%), 6.12%,
10/25/46
(a)
.................... 7,837 6,319,630
Series 2006-3, Class 2A11, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.94% Floor +
0.94%), 6.09%, 10/25/46
(a)
......... 4,175 2,785,073
Series 2007-3, Class 22A1, 6.75%,
06/25/37
(d)
.................... 479 400,444
Banc of America Funding Trust
(a)
Series 2006-7, Class T2A3, 5.69%, 10/25/36 254 213,352
Series 2006-D, Class 6A1, 3.92%, 05/20/36 243 193,428
Series 2007-D, Class 1A1, (1-mo. CME Term
SOFR at 0.42% Floor + 0.53%), 5.87%,
06/20/47 ..................... 887 676,022
Bear Stearns ALT-A Trust, Series 2006-2, Class
11A1, (1-mo. CME Term SOFR at 0.44%
Floor and 11.50% Cap + 0.55%), 5.90%,
04/25/36
(a)
...................... 3,342 2,890,146
Bear Stearns Asset-Backed Securities I Trust
(d)
Series 2005-AC9, Class A5, 6.25%,
12/25/35 ..................... 592 548,561
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36 ..................... 611 591,063
Bear Stearns Mortgage Funding Trust
(a)
Series 2007-AR2, Class A1, (1-mo. CME
Term SOFR at 0.34% Floor and 10.50%
Cap + 0.45%), 5.80%, 03/25/37 ...... 904 822,919
Series 2007-AR3, Class 1A1, (1-mo. CME
Term SOFR at 0.14% Floor and 10.50%
Cap + 0.25%), 5.60%, 03/25/37 ...... 1,362 1,203,564
Series 2007-AR4, Class 1A1, (1-mo. CME
Term SOFR at 0.40% Floor and 10.50%
Cap + 0.51%), 5.86%, 09/25/47 ...... 1,519 1,352 ,986
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1, (1-mo. CME
Term SOFR at 0.27% Floor and 10.50%
Cap + 0.38%), 5.73%, 04/25/35
(a)
..... 715 655,708
Series 2005-9, Class 1A1, (1-mo. CME Term
SOFR at 0.60% Floor + 0.71%), 6.06%,
05/25/35
(a)
.................... 2,159 1,769,089
Series 2006-OA4, Class A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.96% Floor +
0.96%), 6.11%, 04/25/46
(a)
......... 2,560 759,538
Series 2007-21, Class 1A1, 6.25%, 02/25/38 135 62,257
Series 2007-J2, Class 2A6, 6.00%, 07/25/37 605 203,134
Series 2007-J2, Class 2A8, 6.00%, 07/25/37 924 310,189
CHNGE Mortgage Trust
(a)(b)
Series 2022-2, Class A1, 3.76%, 03/25/67 . 7,516 7,040,743
Series 2022-3, Class A1, 5.00%, 05/25/67 . 6,935 6,764,757
CitiMortgage Alternative Loan Trust, Series
2007-A1, Class 1A5, 6.00%, 01/25/37 .... 55 46,470
COLT Mortgage Loan Trust, Series 2022-5,
Class A1, 4.55%, 04/25/67
(a)(b)
......... 3,764 3,731,417
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
CSMC Trust
(b)
Series 2008-2R, Class 1A1, 6.00%,
07/25/37 ..................... USD 270 $ 223,254
Series 2011-4R, Class 1A2, (1-mo. CME
Term SOFR at 1.50% Floor + 1.61%),
6.93%, 09/27/37
(a)
............... 2,897 2,304,278
Series 2022-ATH2, Class A1, 4.55%,
05/25/67
(a)
.................... 1,358 1,319,266
Deutsche Alt-A Securities Mortgage Loan
Trust, Series 2007-OA4, C lass 3A1, (1-mo.
CME Term SOFR at 0.38% Floor + 0.49%),
5.84%, 08/25/47
(a)
................. 9,908 7,824,253
Ellington Financial Mortgage Trust, Series
2021-2, Class A1, 0.93%, 06/25/66
(a)(b)
... 1,896 1,546,007
First Horizon Alternative Mortgage Securities
Trust, Series 2006-AA8, Class 1A1, 5.29%,
02/25/37
(a)
...................... 848 482,232
GCAT Trust, Series 2022-NQM3, Class A1,
4.35%, 04/25/67
(a)(b)
................ 13,737 13,321,725
GMACM Mortgage Loan Trust, Series 2005-
AR2, Class 4A, 3.87%, 05/25/35
(a)
...... 18 15,019
GreenPoint Mortgage Funding Trust
(a)
Series 2006-AR1, Class GA1B, (1-mo. CME
Term SOFR at 0.17% Floor + 0.28%),
5.63%, 02/25/36 ................ 1,843 1,579,730
Series 2006-AR2, Class 4A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 2.00% Floor and
10.50% Cap + 2.00%), 7.15%, 03/25/36 921 801,424
Impac CMB Trust, Series 2005-6, Class 1A1,
(1-mo. CME Term SOFR at 0.50% Floor and
11.00% C ap + 0.61%), 5.96%, 10/25/35
(a)
. 1,039 910,374
IndyMac IMSC Mortgage Loan Trust
Series 2007-F2, Class 1A4, 6.00%, 07/25/37 562 384,602
Series 2007-F2, Class 2A1, 6.50%, 07/25/37 2,228 653,491
IndyMac INDX Mortgage Loan Trust
(a)
Series 2007-AR15, Class 1A1, 4.17%,
08/25/37 ..................... 91 60,866
Series 2007-AR15, Class 2A1, 3.39%,
08/25/37 ..................... 461 317,873
Merrill Lynch Mortgage Investors Trust
(a)
Series 2005-A9, Class 2A1E, 5.92%,
12/25/35 ..................... 268 244,468
Series 2006-1, Class 2A1, 5.68%, 02/25/36 215 208,085
MFA Trust, Series 2023-NQM2, Class A1,
4.40%, 03/25/68
(b)(d)
................ 11,732 11,344,869
MFRA Trust, Series 2022-CHM1, Class M1,
4.57%, 09/25/56
(a)(b)
................ 4,000 3,482,722
Mill City Mortgage Loan Trust, Series 2023-
NQM1, Class A1, 6.05%, 10/25/67
(b)(d)
.... 4,586 4,591,291
Prima Capital CRE Securitization Ltd., Series
2016-6A, Class C, 4.00%, 08/24/40
(b)
.... 16,500 15,475,876
Prime Mortgage Trust, Series 2006-DR1, Class
2A1, 5.50%, 05/25/35
(b)
.............. 261 235,833
RALI Trust, Series 2007-QS4, Class 3A2,
6.00%, 03/25/37 .................. 129 101,892
Ready Capital Mortgage Financing LLC, Series
2022-FL10, Class A, (1-mo. CME Term
SOFR at 2.55% Floor + 2.55%), 7.90%,
10/25/39
(a)(b)
..................... 143 143,454
Residential Asset Securitization Trust, Series
2006-A15, Class A12, 6.25%, 01/25/37 ... 309 101, 887
RFMSI Trust, Series 2007-S7, Class A20,
6.00%, 07/25/37 .................. 31 23,522
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A1A, 4.10%, 07/25/57
(b)(d)
.... 14,359 13,582,769

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Structured Adjustable Rate Mortgage Loan
Trust, Series 2007-3, Class 3A1, 4.79%,
04/25/47
(a)
...................... USD 184 $ 83,199
Structured Asset Mortgage Investments II
Trust
(a)
Series 2006-AR2, Class A1, (1-mo. CME
Term SOFR at 0.46% Floor and 10.50%
Cap + 0.57%), 5.92%, 02/25/36 ...... 405 339,306
Series 2006-AR4, Class 3A1, (1-mo. CME
Term SOFR at 0.38% Floor and 10.50%
Cap + 0.49%), 5.84%, 06/25/36 ...... 6,616 5,548,753
Series 2006-AR6, Class 2A1, (1-mo. CME
Term SOFR at 0.38% Floor and 10.50%
Cap + 0.49%), 5.84%, 07/25/46 ...... 8,408 5,727,841
Series 2007-AR4, Class GA4B, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
5.82%, 09/25/47 ................ 1,556 1,369,30 4
Verus Securitization Trust, Series 2022-3, Class
A1, 4.13%, 02/25/67
(b)(d)
............. 9,525 8,873,022
Vista Point Securitization Trust, Series 2020-1,
Class B1, 5.38%, 03/25/65
(a)(b)
......... 2,800 2,747,536
WaMu Mortgage Pass-Through Certificates
Trust
(a)
Series 2007-OA5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.75% Floor +
0.75%), 5.90%, 06/25/47 .......... 4,773 3,793,996
Series 2007-OA6, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.81% Floor +
0.81%), 5.96%, 07/25/47 .......... 2,615 2,047,879
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-8, Class A5, 6.63%, 10/25/36
(d)
1,009 339,062
Series 2006-AR5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.98% Floor +
0.98%), 6.13%, 06/25/46
(a)
......... 3,030 2,280,620
Series 2006-AR8, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.85% Floor +
0.85%), 6.00%, 10/25/46
(a)
......... 4,195 3,407,952
Series 2007-OA1, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.72% Floor +
0.72%), 5.87%, 12/25/46
(a)
......... 3,635 2,752,874
Series 2007-OA5, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.84% Floor +
0.84%), 5.99%, 05/25/47
(a)
......... 2,154 1,731,548
222,274,957
Commercial Mortgage-Backed Securities — 2.6%
280 Park Avenue Mortgage Trust, Series 2017-
280P, Class E, (1-mo. CME Term SOFR at
2.37% Floor + 2.42%), 7.75%, 09/15/34
(a)(b)
1,564 1,422,958
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. CME Term SOFR at 2.23%
Floor + 2.27%), 7.60%, 04/15/35
(a)(b)
..... 3,467 3,377,942
Atrium Hotel Portfolio Trust, Series 2017-ATRM,
Class D, (1-mo. CME Term SOFR at 1.95%
Floor + 2.25%), 7.58% , 12/15/36
(a)(b)
..... 3,624 3,390,699
BAMLL Commercial Mortgage Securities Trust
(a)
(b)
Series 2017-SCH, Class CL, (1-mo. CME
Term SOFR at 1.50% Floor + 1.55%),
6.88%, 11/15/32 ................ 3,225 3,202,683
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2017-SCH, Class DL, (1-mo. CME
Term SOFR at 2.00% Floor + 2.05%),
7.38%, 11/15/32 ................ USD 3,965 $ 3,938,189
Bayview Commercial Asset Trust
(a)(b)
Series 2005-2A, Class A1, (1-mo. CME Term
SOFR at 0.47% Floor + 0.58%), 5.92%,
08/25/35 ..................... 2,016 1,931,064
Series 2005-3A, Class A1, (1-mo. CME Term
SOFR at 0.48% Floor + 0.59%), 5.94%,
11/25/35 ..................... 509 484,636
Series 2007-1, Class A1, (1-mo. CME Term
SOFR at 0.22% Floor + 0.44%), 5.79%,
03/25/37 ..................... 1,548 1,459,765
Series 2007-3, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 0.55%), 5.89%,
07/25/37 ..................... 2,521 2,347,086
Series 2007-4A, Class A1, (1-m o. CME Term
SOFR at 0.68% Floor + 0.79%), 6.13%,
09/25/37 ..................... 629 590,293
Series 2007-6A, Class A4A, (1-mo. CME
Term SOFR at 1.50% Floor + 1.61%),
6.96%, 12/25/37 ................ 1,477 1,279,134
BBCMS Mortgage Trust, Series 2018-CHRS,
Class E, 4.41%, 08/05/38
(a)(b)
.......... 1,140 887,765
BB-UBS Trust, Series 2012-SHOW, Class E,
4.16%, 11/05/36
(a)(b)
................ 2,672 2,387,334
BDS LLC, Series 2022-FL12, Class A, (1-mo.
CME Term SOFR at 2.14% Floor + 2.14%),
7.48%, 08/19/38
(a)(b)
................ 2,860 2,865,335
BFLD Trust, Series 2020-EYP, Class E, (1-mo.
CME Term SOFR at 3.70% Floor + 3.81%),
9.14%, 10/15/35
(a)(b)
................ 2,433 140,291
BPR Trust, Series 2021-TY, Class E, (1-mo.
CME Term SOFR at 3.60% Floor + 3.71%),
9.04%, 09/15/38
(a)(b)
................ 4,495 4,443,201
BWAY Mortgage Trust, Series 2013-1515,
Class D, 3.63%, 03/10/33
(b)
........... 3,600 3,203,874
BX Commercial Mortgage Trust
(a)(b)
Series 2021-NWM, Class A, (1-mo. CME
Term SOFR at 0.91% Floor + 1.02%),
6.35%, 02/15/33 ................ 12,383 12,186,804
Series 2021-NWM, Class B, (1-mo. CME
Term SOFR at 2.15% Floor + 2.26%),
7.59%, 02/15/33 ................ 7,261 7,171,444
Series 2021-NWM, Class C, (1-mo. CME
Term SOFR at 4.25% Floor + 4.36%),
9.69%, 02/15/33 ................ 4,795 4,778,082
Series 2021-SOAR, Class G, ( 1-mo. CME
Term SOFR at 2.80% Floor + 2.91%),
8.24%, 06/15/38 ................ 4,321 4,240,484
Series 2021-VINO, Class F, (1-mo. CME
Term SOFR at 2.92% Floor + 2.92%),
8.25%, 05/15/38 ................ 7,444 7,332,184
Series 2021-XL2, Class F, (1-mo. CME Term
SOFR at 2.24% Floor + 2.36%), 7.69%,
10/15/38 ..................... 6,335 6,208,646
Series 2022-CSMO, Class C, (1-mo. CME
Term SOFR at 3.89% Floor + 3.89%),
9.22%, 06/15/27 ................ 3,670 3,678,028
BX Trust
(a)(b)
Series 2021-ARIA, Class G, (1-mo. CME
Term SOFR at 3.14% Floor + 3.26%),
8.59%, 10/15/36 ................ 1,121 1,071,420
Series 2021-LBA, Class GJV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
8.44%, 02/15/36 ................ 1,765 1,667,181

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-LBA, Class GV , (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
8.44%, 02/15/36 ................ USD 5,638 $ 5,326,328
Series 2021-MFM1, Class E, (1-mo. CME
Term SOFR at 2.25% Floor + 2.36%),
7.69%, 01/15/34 ................ 3,586 3,516,718
Series 2021-MFM1, Class F, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
8.44%, 01/15/34 ................ 5,548 5,427,428
Series 2022-GPA, Class A, (1-mo. CME
Term SOFR at 2.17% Floor + 2.17%),
7.49%, 08/15/39 ................ 9,608 9,610,954
Series 2022-GPA, Class D, (1-mo. CME
Term SOFR at 4.06% Floor + 4.06%),
9.39%, 08/15/43 ................ 4,927 4,936,405
Series 2022-VAMF, Class A, (1-mo. CME
Term SOFR at 0.85% Floor + 0.85%),
6.18%, 01/15/39 ................ 2,180 2,150,038
Series 2023-DELC, Class A, (1-mo. CME
Term SOFR at 2.69% Floor + 2.69%),
8.02%, 05/15/38 ................ 8,500 8,521,250
BXP Trust
(a)(b)
Series 2017-CC, Class D, (1-mo. LIBOR
USD + 0.00%), 3.67%, 08/13/37 ..... 2,800 2,337,347
Series 2021-601L, Class D, 2.87%, 01/15/44 3,863 2,622,607
Citigroup Commercial Mortgage Trust
(a)
Series 2016-C1, Class C, 5.10%, 05/10/49 2,870 2,732,024
Series 2016-GC37, Class C, 5.08%,
04/10/49 ..................... 2,640 2,373,219
COAST Commercial Mortgage Trust, Series
2023-2HTL, Class D, (1-mo. CME Term
SOFR at 4.44% Floor + 4.44%), 9.77%,
08/15/36
(a)(b)
..................... 8,900 8,866,661
Commercial Mortgage Trust
(a)
Series 2013-300P, Class D, 4.54%,
08/10/30
(b)
.................... 2,245 1,818,060
Series 2015-CR23, Class B, 4.18%,
05/10/48 ..................... 9,520 9,284,148
Series 2016-667M, Class D, 3.28%,
10/10/36
(b)
.................... 3,200 2,542,556
CSMC Trust
(a)(b)
Series 2021-BHAR, Class E, (1-mo. CME
Term SOFR at 3.50% Floor + 3.61%),
8.94%, 11/15/38 ................ 1,338 1,317,994
Series 2022-LION, Class A, (1-mo. CME
Term SOFR at 3.59% Floor + 3.44%),
8.77%, 02/15/25
(f)
............... 8,800 8,514,977
Series 2022-NWPT, Class A, (1-mo. CME
Term SOFR at 3.14% Floor + 3.14%),
8.47%, 09/09/24 ................ 4,400 4,423,736
DBUBS Mortgage Trust, Series 2017-BRBK,
Class E, (1-mo. LIBOR USD + 0.00%),
3.65%, 10/10/34
(a)(b)
................ 4,073 3,420,836
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (1-mo. CME
Term SOFR at 2.25% Floor + 2.36%),
7.69%, 07/15/38 ................ 2,724 2,722,592
Series 2021-ESH, Class E, (1-mo. CME
Term SOFR at 2.85% Floor + 2.96%),
8.29%, 07/15/38 ................ 5,964 5,953,034
GS Mortgage Securities Corp. II
(b)
Series 2005-ROCK, Class J, 5.86%,
05/03/32 ..................... 1,500 1,415,815
Series 2023-SHIP, Class E, 7.68%,
09/10/38
(a)
.................... 8,600 8,531,225
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Corp. Trust
(a)
Series 2015-GC32, Class C, 4.55%,
07/10/48 ..................... USD 1,075 $ 1,018,836
Series 2022-AGSS, Class A, (1-mo. CME
Term SOFR at 2.79% Floor + 2.69%),
8.02%, 11/15/27
(b)
............... 4,700 4,693,905
Harvest Commercial Capital Loan Trust, Series
2019-1, Class M4, 4.64%, 09/25/46
(a)(b)
... 3,150 2,814,185
HONO Mortgage Trust, Series 2021-LULU,
Class E, (1-mo. CME Term SOFR at 3.35%
Floor + 3.46%), 8.79%, 10/15/36
(a)(b)
..... 3,330 3,127,445
IL PT Commercial Mortgage Trust, Series 2022-
LPF2, Class A, (1-mo. CME Term SOFR at
2.25% Floor + 2.25%), 7.57%, 10/15/39
(a)(b)
3,200 3,180,000
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2016-NINE, Class B, (1-mo. LIBOR
USD + 0.00%), 2.95%, 09/06/38 ..... 4,787 4,407,498
Series 2022-OPO, Class D, 3.56%, 01/05/39 2,409 1,831,368
LUXE Trust, Series 2021-TRIP, Class E, (1-mo.
CME Term SOFR at 2.75% Floor + 2.86%),
8.19%, 10/15/38
(a)(b)
................ 920 910,513
MAD Mortgage Trust, Series 2017-330M, Class
D, 4.11%, 08/15/34
(a)(b)
.............. 3,305 2,809,250
Med Trust
(a)(b)
Series 2021-MDLN, Class F, (1-mo. CME
Term SOFR at 4.00% Floor + 4.11%),
9.44%, 11/15/38 ................ 8,758 8,752,494
Series 2021-MDLN, Class G, (1-mo. CME
Term SOFR at 5.25% Floor + 5.36%),
10.69%, 11/15/38 ............... 9,868 9,864,569
MHP Commercial Mortgage Trust, Series 2021-
STOR, Class J, (1-mo. CME Term SOFR at
3.95% Floor + 4.06%), 9.39%, 07/15/38
(a)(b)
1,277 1,255,067
Morgan Stanley Capital I Trust
(a)
Series 2018-H3, Class C, 5.01%, 07/15/51 1,440 1,288,714
Series 2018-MP, Class E, 4.42%, 07/11/40
(b)
2,112 1,315,515
Series 2018-SUN, Class F, (1-mo. CME
Term SOFR at 2.80% Floor + 2.85%),
8.18%, 07/15/35
(b)
............... 3,060 3,050,752
Olympic Tower Mortgage Trust, Series 2017-
OT, Class E, 4.08%, 05/10/39
(a)(b)
....... 4,300 2,940,322
PFP Ltd., Series 2022-9, Class A, (1-mo.
CME Term SOFR at 2.27% Floor + 2.27%),
7.60%, 08/19/35
(a)(b)
................ 4,590 4,584,263
PKHL Commercia l Mortgage Trust, Series
2021-MF, Class G, (1-mo. CME Term SOFR
at 4.35% Floor + 4.46%), 9.79%, 07/15/38
(a)
(b)
............................ 1,400 335,238
Taubman Centers Commercial Mortgage
Trust, Series 2022-DPM, Class A, (1-mo.
CME Term SOFR at 2.19% Floor + 2.19%),
7.51%, 05/15/37
(a)(b)
................ 4,250 4,271,250
Velocity Commercial Capital Loan Trust
(a)(b)
Series 2022-1, Class M4, 5.20%, 02/25/52 . 5,499 4,194,801
Series 2023-3, Class M2, 8.27%, 08/25/53 . 1,240 1,252,815
Series 2023-3, Class M3, 9.32%, 08/25/53 . 1,240 1,263,495
Wells Fargo Commercial Mortgage Trust
(a)
Series 2015-NXS3, Class B, 4.65%,
09/15/57 ..................... 1,600 1,540,909
Series 2016-C37, Class C, 4.61%, 12/15/49 2,803 2,587,267
Series 2016-LC25, Class C, 4.48%,
12/15/59 ..................... 8,320 7,428,175
Series 2016-NXS5, Class B, 5.11%,
01/15/59 ..................... 1,875 1,769,412

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
WMRK Commercial Mortgage Trust, Series
2022-WMRK, Class A, (1-mo. CME Term
SOFR at 2.79% Floor + 2.79%), 8.12%,
11/15/27
(a)(b)
..................... USD 3,005 $ 3,009,692
279,550,224
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(a)
BBCMS Trust
(b)
Series 2015-SRCH, Class XA, 1.04%,
08/10/35 ..................... 69,251 1,438,618
Series 2015-SRCH, Class XB, 0.30%,
08/10/35 ..................... 35,000 203,193
BX Trust, Series 2022-GPA, Class XCP, 0.00%,
08/15/39
(b)
...................... 375,000 10,988
Commercial Mortgage Trust
Series 2014-UBS5, Class XB2, 0.81%,
09/10/47
(b)
.................... 12,675 9,944
Series 2015-CR25, Class XA, 0.94%,
08/10/48 ..................... 11,146 66,813
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C22, Class XA, 0.83%,
09/15/47 ....................... 3,146 169
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
...................... 40,477 586,848
LSTAR Commercial Mortgage Trust, Series
2017-5, Class X, 0.99%, 03/10/50
(b)
..... 31,751 506,996
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C26, Class XD, 1.45%,
10/15/48
(b)
...................... 12,675 183,229
Morgan Stanley Capital I Trust, Series 2016-
UBS9, Class XD, 1.75%, 03/15/49
(b)
..... 13,600 310,980
Natixis Commercial Mortgage Securities Trust
(b)
Series 2017-75B, Class XA, 0.34%,
04/10/37 ..................... 40,610 240,188
Series 2017-75B, Class XB, 0.11%, 04/10/37 27,000 41,423
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1, Class XD, 1.38%,
08/15/49
(b)
.................... 11,784 253,478
Series 2016-LC25, Class XA, 0.96%,
12/15/59 ..................... 18,156 288,653
WFRBS Commercial Mortgage Trust, Series
2014-C20, Class XB, 0.51%, 05/15/47 ... 52,028 1,431
4,142,951
Total Non-Agency Mortgage-Backed Securities — 4.7%
(Cost: $533,664,839) .............................. 505,968,132
Preferred Securities
Capital Trusts — 0.1%
Banks — 0.1%
(a)(k)
Banco Bilbao Vizcaya Argentaria SA, (5-Year
EUR Swap Annual + 6.46%), 6.00%
(c)
.... EUR 5,600 5,967,333
PNC Financial Services Group, Inc. (The)
Series V, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.24%),
6.20% ....................... USD 381 379,518
Series W, (7-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.81%),
6.25% ....................... 315 306,958
6,653,809
Security
Par (000)
Par (000) Value
Capital Markets — 0.0%
Charles Schwab Corp. (The)
(a)(k)
Series I, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.17%),
4.00% ....................... USD 2,575 $ 2,416,009
Series H, (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.08%),
4.00% ....................... 64 54,657
2,470,666
Consumer Finance — 0.0%
General Motors Financial Co., Inc., Series C,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.00%), 5.70%
(a)(k)
470 441,198
Electric Utilities — 0.0%
(a)(k)
Edison International
Series A, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.70%),
5.38% ....................... 738 718,923
Series B, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.90%),
5.00% ....................... 517 491,771
NRG Energy, Inc., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(b)
................. 536 586,229
1,796,923
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(a)(b)(k)
...................... 663 657,239
Oil, Gas & Consumable Fuels — 0.0%
Energy Transfer LP, Series H, (5-Year US
Treasury Yield Curve Rate T Note Constant
Mat urity + 5.69%), 6.50%
(a)(k)
.......... 429 423,144
Total Capital Trusts — 0.1%
(Cost: $12,647,540) ............................... 12,442,979
Shares
Shares
Preferred Stocks — 0.2%
Banks — 0.1%
Banco Bradesco SA (Preference) ......... 1,695,162 3,760,221
Household Products — 0.0%
Henkel AG & Co. KGaA (Preference) ....... 29,011 2,583,047
Technology Hardware, Storage &
Peripherals — 0.1%
Samsung Electronics Co. Ltd. (Preference) .. 193,137 8,868,227
Total Preferred Stocks — 0.2%
(Cost: $12,850,702) ............................... 15,211,495
Total Preferred Securities — 0.3%
(Cost: $25,498,242) ............................... 27,654,474

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2018-W5FX, Class
CFX, (1-mo. LIBOR USD + 0.00%),
3.79%, 04/25/28
(a)(b)
................ USD 4,627 $ 4,007,951
Total U.S. Government Sponsored Agency Securities — 0.0%
(Cost: $4,529,545) ............................... 4,007,951
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Bonds ,
2.38%, 01/15/25 .................. 56,850 56,337,829
U.S. Treasury Inflation Linked Notes ,
0.25%, 01/15/25 .................. 58,038 56,837,993
Total U.S. Treasury Obligations — 1.0%
(Cost: $114,291,396) .............................. 113,175,822
Shares
Shares
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International (Issued/
Exercisable 07/14/22, 1 Share for 1 Warrant,
Expires 04/26/27, Strike Price USD 10.00)
(e)
(f)
............................. 1,841 —
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/Exercisable
10/23/20, 1 Share for 1 Warrant, Expires
10/27/24, Strike Price USD 36.00)
(e)
..... 1,489 $ 26,556
Total Warrants — 0.0%
(Cost: $—) ..................................... 26,556
Total Long-Term Investments — 91.6%
(Cost: $9,694,495,748) ............................ 9,927,334,654
Short-Term Securities
Money Market Funds — 11.0%
(q)(r)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.48%
(s)
.................. 138,158,297 138,213,560
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 5.19% .................... 1,054,047,274 1,054,047,274
Total Short-Term Securities — 11.0%
(Cost: $1,192,255,091) ............................ 1,192,260,834
Total Investments — 102.6%
(Cost: $10,886,750,839 ) ............................ 11,119,595,488
Liabilities in Excess of Other Assets — (2.6)% ............. (282,162,657)
Net Assets — 100.0% ...............................
$ 10,837,432,831
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Non-income producing security.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
All or a portion of this security is on loan.
(h)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $7,998,405, representing 0.07% of its net assets as of period end, and an original cost of $7,619,059.
(i)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
Perpetual security with no stated maturity date.
(l)
Issuer filed for bankruptcy and/or is in default.
(m)
Convertible security.
(n)
Zero-coupon bond.
(o)
Rounds to less than 1,000.
(p)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(q)
Affiliate of the Fund.
(r)
Annualized 7-day yield as of period end.
(s)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
Shares
Held at
06/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 138,252,460
(a)
$ — $ (44,643) $ 5,743 $ 138,213,560 138,158,297 $ 704,640
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 518,724,542 535,322,732
(a)
— — — 1,054,047,274 1,054,047,274 23,665,723 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 39,735,483 — (42,119,061)
(a)
2,412,977 (29,399) — — — —
iShares Core Dividend Growth
ETF ................ 98,838,363 1,081,984,597 (782,132,594) 34,079,769 24,548,242 457,318,377 7,938,177 5,339,038 —
iShares iBoxx $ High Yield
Corporate Bond ETF .... 38,971,137 230,225,881 (38,862,610) (2,543,887) 2,675,566 230,466,087 2,987,634 6,085,496 —
iShares iBoxx $ Investment
Grade Corporate Bond
ETF
(c)
.............. 165,612,087 — (161,330,001) (4,158,933) (123,153) — — 1,429,961 —
iShares MBS ETF
(c)
....... 368,351,420 — (366,656,109) (5,402,685) 3,707,374 — — 6,047,271 —
$ 24,342,598 $ 30,784,373 $ 1,880,045,298 $ 43,272,129 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 4,816 09/06/24 $ 678,856 $ 5,255,651
U.S. Treasury 10-Year Note ................................................... 7,137 09/19/24 783,955 8,759,179
MSCI Emerging Markets E-Mini Index ............................................ 117 09/20/24 6,366 14,132
S&P 500 E-Mini Index ....................................................... 385 09/20/24 106,289 4,205
U.S. Treasury 5-Year Note .................................................... 15,616 09/30/24 1,663,348 11,583,171
25,616,338
Short Contracts
GBP Currency ............................................................ 3,421 09/16/24 270,451 2,628,201
JPY Currency ............................................................ 347 09/16/24 27,294 736,466
U.S. Treasury Long Bond ..................................................... 8 09/19/24 943 (3,710)
U.S. Treasury Ultra Bond ..................................................... 2 09/19/24 249 (940)
U.S. Treasury 2-Year Note .................................................... 2 09/30/24 408 (716)
3,359,301
$ 28,975,639
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AED 98,000 USD 26,681 UBS AG 07/12/24 $ 1
AUD 1,115,000 USD 728,961 Bank of New York Mellon 07/12/24 15,049
AUD 714,000 USD 471,383 UBS AG 07/12/24 5,049
CAD 851,000 USD 620,524 Deutsche Bank AG 07/12/24 1,676
CAD 6,987,000 USD 5,105,221 UBS AG 07/12/24 3,252
CHF 185,000 USD 204,282 Westpac Banking Corp. 07/12/24 1,878
EUR 187,000 USD 200,147 Bank of America NA 07/12/24 215
EUR 464,000 USD 495,474 UBS AG 07/12/24 1,680
EUR 1,791,000 USD 1,918,623 Westpac Banking Corp. 07/12/24 349
GBP 147,000 USD 183,966 Barclays Bank plc 07/12/24 1,868
GBP 2,115,000 USD 2,631,427 Citibank NA 07/12/24 42,305
GBP 6,000 USD 7,431 UBS AG 07/12/24 154
HKD 13,375,000 USD 1,712,830 Bank of New York Mellon 07/12/24 469
HKD 91,000 USD 11,657 Barclays Bank plc 07/12/24 —
NZD 8,942,000 USD 5,349,349 Deutsche Bank AG 07/12/24 97,215
USD 2,005,362 AED 7,364,000 Citibank NA 07/12/24 364
USD 2,060,401 AED 7,566,000 Deutsche Bank AG 07/12/24 404
USD 715,319 AUD 1,072,000 UBS AG 07/12/24 2
USD 38,183 CAD 52,000 Deutsche Bank AG 07/12/24 164
USD 977,847 CAD 1,335,000 UBS AG 07/12/24 1,776
USD 8,798,390 EUR 8,182,000 Bank of America NA 07/12/24 31,762
USD 541,025 EUR 497,000 Bank of New York Mellon 07/12/24 8,513
USD 221,214 EUR 206,000 Barclays Bank plc 07/12/24 495
USD 1,940,740 EUR 1,810,000 BNP Paribas SA 07/12/24 1,410
USD 118,093,403 EUR 109,170,000 Deutsche Bank AG 07/12/24 1,122,879
USD 455,127,789 EUR 421,220,000 UBS AG 07/12/24 3,810,356
USD 2,116,258 GBP 1,653,000 Bank of America NA 07/12/24 26,575
USD 163,587 GBP 129,000 Bank of New York Mellon 07/12/24 508
USD 422,614 GBP 332,000 Barclays Bank plc 07/12/24 2,908
USD 124,397,719 GBP 97,290,000 Deutsche Bank AG 07/12/24 1,406,028
USD 659,437 GBP 518,000 UBS AG 07/12/24 4,594
USD 355,493 HKD 2,775,000 Deutsche Bank AG 07/12/24 23
USD 2,421,985 JPY 373,239,000 Bank of America NA 07/12/24 98,571
USD 159,742 JPY 24,103,000 Bank of New York Mellon 07/12/24 9,701
USD 379,538 JPY 59,410,000 Barclays Bank plc 07/12/24 9,711
USD 861,577 JPY 131,580,000 Citibank NA 07/12/24 42,491

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 163,900 JPY 25,511,000 Deutsche Bank AG 07/12/24 $ 5,094
USD 219,471 NZD 359,000 Bank of New York Mellon 07/12/24 804
USD 1,825,905 NZD 2,963,000 Deutsche Bank AG 07/12/24 21,145
USD 1,808,705 NZD 2,957,000 Westpac Banking Corp. 07/12/24 7,599
USD 7,883,374 EUR 7,280,897 Morgan Stanley & Co. International plc 07/17/24 80,306
USD 724,116 EUR 667,000 Westpac Banking Corp. 07/17/24 9,280
USD 4,076,075 EUR 3,786,094 BNP Paribas SA 09/18/24 5,759
USD 1,472,645 EUR 1,368,000 Societe Generale SA 09/18/24 1,949
USD 2,646,370 EUR 2,458,906 Toronto Dominion Bank 09/18/24 2,874
USD 218,170 GBP 172,000 Barclays Bank plc 09/18/24 617
USD 748,197 GBP 590,000 Goldman Sachs International 09/18/24 1,940
USD 507,172 GBP 400,000 JPMorgan Chase Bank NA 09/18/24 1,235
USD 12,144,309 GBP 9,573,000 Nomura International plc 09/18/24 35,965
6,924,962
AED 129,000 USD 35,132 Bank of America NA 07/12/24 (9)
AED 2,000,000 USD 544,557 Citibank NA 07/12/24 (17)
AED 755,000 USD 205,577 Deutsche Bank AG 07/12/24 (13)
CAD 76,000 USD 55,575 Bank of America NA 07/12/24 (8)
CAD 2,221,000 USD 1,631,803 Deutsche Bank AG 07/12/24 (7,941)
CAD 107,000 USD 78,388 Westpac Banking Corp. 07/12/24 (156)
EUR 1,351,000 USD 1,472,403 Bank of America NA 07/12/24 (24,870)
EUR 272,000 USD 292,815 Bank of New York Mellon 07/12/24 (1,380)
EUR 785,000 USD 844,856 Barclays Bank plc 07/12/24 (3,766)
EUR 288,000 USD 308,766 Deutsche Bank AG 07/12/24 (188)
EUR 4,365,000 USD 4,719,482 UBS AG 07/12/24 (42,591)
EUR 333,000 USD 358,392 Westpac Banking Corp. 07/12/24 (1,598)
GBP 1,076,000 USD 1,375,137 Barclays Bank plc 07/12/24 (14,884)
HKD 960,000 USD 123,007 Deutsche Bank AG 07/12/24 (34)
JPY 2,988,000 USD 18,844 Bank of America NA 07/12/24 (244)
JPY 110,130,000 USD 710,352 Bank of New York Mellon 07/12/24 (24,793)
JPY 294,110,000 USD 1,944,274 Deutsche Bank AG 07/12/24 (113,438)
NZD 506,000 USD 309,461 Bank of America NA 07/12/24 (1,257)
NZD 525,000 USD 320,426 Westpac Banking Corp. 07/12/24 (649)
SGD 435,000 USD 322,534 Deutsche Bank AG 07/12/24 (1,581)
USD 299,513 AUD 450,000 Bank of America NA 07/12/24 (760)
USD 1,072,912 AUD 1,642,000 Bank of New York Mellon 07/12/24 (22,751)
USD 945,851 AUD 1,442,000 Deutsche Bank AG 07/12/24 (16,357)
USD 2,265,684 CAD 3,108,000 Bank of New York Mellon 07/12/24 (6,698)
USD 1,657,503 CAD 2,271,000 Deutsche Bank AG 07/12/24 (2,915)
USD 2,505,353 CAD 3,443,000 UBS AG 07/12/24 (11,962)
USD 56,796 CHF 51,000 Bank of America NA 07/12/24 (37)
USD 1,763,038 CHF 1,590,000 Deutsche Bank AG 07/12/24 (8,825)
USD 35,315 CHF 32,000 UBS AG 07/12/24 (345)
USD 218,770 EUR 205,000 Deutsche Bank AG 07/12/24 (878)
USD 1,191,162 EUR 1,115,000 UBS AG 07/12/24 (3,508)
USD 2,825,196 GBP 2,253,000 Barclays Bank plc 07/12/24 (22,992)
USD 1,150,391 GBP 910,000 BNP Paribas SA 07/12/24 (9)
USD 626,307 HKD 4,894,000 Bank of America NA 07/12/24 (600)
KRW 1,042,586,000 USD 773,839 Citibank NA 07/15/24 (17,913)
EUR 1,213,708 USD 1,304,894 Standard Chartered Bank 07/17/24 (4,141)
(360,108)
$ 6,564,854

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 42.V1 ..................... 5.00 % Quarterly 06/20/29 USD 13,883 $ (884,076) $ (880,750) $ (3,326)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Energy Transfer LP .... 1.00 % Quarterly 06/20/29 BBB USD 1,380 $ 19,046 $ 23,592 $ (4,546)
Markit CDX North American
Investment Grade Index
Series 42.V1 ....... 1.00 Quarterly 06/20/29 BBB+ USD 9,970 206,532 217,144 (10,612)
Verizon Communications,
Inc. ............. 1.00 Quarterly 06/20/29 BBB+ USD 3,067 51,613 57,758 (6,145)
$ 277,191 $ 298,494 $ (21,303)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
U nrealized
Appreciation
(Depreciation)
AutoZone, Inc. ............ 1.00 % Quarterly JPMorgan Chase Bank NA 06/20/29 USD 1,520 $ (46,115) $ (45,946) $ (169)
Conagra Brands, Inc. ....... 1.00 Quarterly Bank of America NA 06/20/29 USD 850 (18,617) (15,574) (3,043)
Dow Chemical Co. (The) ..... 1.00 Quarterly Bank of America NA 06/20/29 USD 1,520 (23,646) (22,220) (1,426)
DR Horton, Inc. ........... 1.00 Quarterly Bank of America NA 06/20/29 USD 1,520 (32,821) (34,340) 1,519
Lowe's Cos., Inc. .......... 1.00 Quarterly Bank of America NA 06/20/29 USD 1,520 (42,563) (41,945) (618)
Matterhorn Telecom Holding SA 5.00 Quarterly Goldman Sachs International 06/20/29 EUR 1,473 (188,379) (180,595) (7,784)
Tyson Foods, Inc. ......... 1.00 Quarterly Bank of America NA 06/20/29 USD 1,520 (27,295) (24,973) (2,322)
$ – $ – $ –
$ (379,436) $ (365,593) $ (13,843)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Virgin Media Finance plc . 5.00 % Quarterly
JPMorgan Chase Bank
NA 12/20/25 B- EUR 360 $ 19,392 $ 17,572 $ 1,820
ADLER Real Estate AG . 5.00 Quarterly
Goldman Sachs
International 06/20/26 CCC- EUR 800 (28,857) (25,688) (3,169)
TK Elevator Holdco GmbH 5.00 Quarterly
Goldman Sachs
International 12/20/26 CCC+ EUR 476 31,986 9,883 22,103
CMA CGM SA ........ 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/27 NR EUR 1,090 130,068 165,059 (34,991)
ADLER Real Estate AG . 5.00 Quarterly Bank of America NA 12/20/27 NR EUR 304 (9,458) (47,807) 38,349
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 NR EUR 183 (5,685) (27,909) 22,224
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 NR EUR 513 (15,980) (78,448) 62,468
ADLER Real Estate AG . 5.00 Quarterly Citibank NA 12/20/27 NR EUR 149 (4,637) (23,433) 18,796
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 NR EUR 312 (9,704) (48,631) 38,927

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ADLER Real Estate AG . 5.00 % Quarterly
Morgan Stanley & Co.
International plc 12/20/27 NR EUR 226 $ (7,036) $ (35,210) $ 28,174
AT&T, Inc. ........... 1.00 Quarterly Bank of America NA 06/20/29 BBB USD 650 8,781 9,411 (630)
Bank of America Corp. .. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 A- USD 2,710 51,370 63,379 (12,009)
Broadcom, Inc. ....... 1.00 Quarterly Bank of America NA 06/20/29 BBB USD 655 14,565 14,469 96
Ford Motor Co. ....... 5.00 Quarterly Bank of America NA 06/20/29 BBB- USD 216 32,488 32,703 (215)
Ford Motor Co. ....... 5.00 Quarterly Bank of America NA 06/20/29 BBB- USD 130 19,514 19,540 (26)
Ford Motor Co. ....... 5.00 Quarterly Bank of America NA 06/20/29 BBB- USD 144 21,615 22,125 (510)
Ford Motor Co. ....... 5.00 Quarterly Bank of America NA 06/20/29 BBB- USD 303 45,482 46,579 (1,097)
Ford Motor Co. ....... 5.00 Quarterly Bank of America NA 06/20/29 BBB- USD 130 19,514 19,415 99
Ford Motor Co. ....... 5.00 Quarterly Bank of America NA 06/20/29 BBB- USD 342 51,336 52,267 (931)
Forvia SE ........... 5.00 Quarterly Barclays Bank plc 06/20/29 BB EUR 828 91,478 108,733 (17,255)
Freeport-McMoRan, Inc. . 1.00 Quarterly Bank of America NA 06/20/29 BBB- USD 137 964 1,258 (294)
Freeport-McMoRan, Inc. . 1.00 Quarterly Bank of America NA 06/20/29 BBB- USD 206 1,449 1,616 (167)
Freeport-McMoRan, Inc. . 1.00 Quarterly Bank of America NA 06/20/29 BBB- USD 650 4,572 6,246 (1,674)
General Motors Co. .... 5.00 Quarterly Bank of America NA 06/20/29 BBB USD 650 110,385 113,196 (2,811)
General Motors Co. .... 5.00 Quarterly Bank of America NA 06/20/29 BBB USD 207 35,165 35,343 (178)
General Motors Co. .... 5.00 Quarterly Bank of America NA 06/20/29 BBB USD 325 55,192 56,090 (898)
Goldman Sachs Group, Inc.
(The) ............ 1.00 Quarterly Bank of America NA 06/20/29 BBB+ USD 684 11,912 14,801 (2,889)
Goldman Sachs Group, Inc.
(The) ............ 1.00 Quarterly Bank of America NA 06/20/29 BBB+ USD 677 11,790 13,702 (1,912)
Goldman Sachs Group, Inc.
(The) ............ 1.00 Quarterly Bank of America NA 06/20/29 BBB+ USD 339 5,904 6,700 (796)
Goldman Sachs Group, Inc.
(The) ............ 1.00 Quarterly Bank of America NA 06/20/29 BBB+ USD 137 2,386 2,602 (216)
HCA, Inc. ........... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB- USD 666 131,759 131,438 321
HCA, Inc. ........... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB- USD 599 118,504 118,216 288
JPMorgan Chase & Co. . 1.00 Quarterly Bank of America NA 06/20/29 A- USD 674 16,430 17,590 (1,160)
JPMorgan Chase & Co. . 1.00 Quarterly Bank of America NA 06/20/29 A- USD 337 8,215 8,631 (416)
Kinder Morgan, Inc. .... 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 282 5,191 5,245 (54)
Kinder Morgan, Inc. .... 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 393 7,234 7,623 (389)
Morgan Stanley ....... 1.00 Quarterly Bank of America NA 06/20/29 A- USD 651 12,577 14,399 (1,822)
Morgan Stanley ....... 1.00 Quarterly Bank of America NA 06/20/29 A- USD 202 3,903 4,196 (293)
Morgan Stanley ....... 1.00 Quarterly Bank of America NA 06/20/29 A- USD 667 12,887 14,099 (1,212)
Morgan Stanley ....... 1.00 Quarterly Bank of America NA 06/20/29 A- USD 334 6,453 7,050 (597)
Sunrise HoldCo IV BV .. 5.00 Quarterly Bank of America NA 06/20/29 B EUR 460 55,635 45,051 10,584
Sunrise HoldCo IV BV .. 5.00 Quarterly Deutsche Bank AG 06/20/29 B EUR 291 35,099 27,719 7,380
T-Mobile USA, Inc. ..... 5.00 Quarterly
Goldman Sachs
International 06/20/29 BBB USD 382 77,697 77,540 157
T-Mobile USA, Inc. ..... 5.00 Quarterly
Goldman Sachs
International 06/20/29 BBB USD 245 49,832 50,054 (222)
Wells Fargo & Co. ..... 1.00 Quarterly Bank of America NA 06/20/29 BBB+ USD 333 6,624 7,478 (854)
Wells Fargo & Co. ..... 1.00 Quarterly Bank of America NA 06/20/29 BBB+ USD 285 5,669 6,183 (514)
Wells Fargo & Co. ..... 1.00 Quarterly Bank of America NA 06/20/29 BBB+ USD 667 13,268 14,997 (1,729)
Williams Cos., Inc. (The) . 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 716 11,624 12,921 (1,297)
Williams Cos., Inc. (The) . 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 393 6,380 7,270 (890)
Williams Cos., Inc. (The) . 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 281 4,562 4,595 (33)
Ziggo Bond Co. BV .... 5.00 Quarterly Bank of America NA 06/20/29 B- EUR 474 25,098 37,721 (12,623)
Ziggo Bond Co. BV .... 5.00 Quarterly
Goldman Sachs
International 06/20/29 B- EUR 849 44,936 38,934 6,002
$ 1,355,528 $ 1,204,513 $ 151,015

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination Barclays Bank plc 09/20/24 USD 8,000 $ 9,912 $ (35,384) $ 45,296
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination Barclays Bank plc 09/20/24 USD 5,000 (1,224) (23,734) 22,510
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination BNP Paribas SA 09/20/24 USD 15,000 199,790 (1,001) 200,791
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination BNP Paribas SA 09/20/24 USD 8,000 5,696 (53,492) 59,188
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination Barclays Bank plc 12/20/24 USD 1,960 (127) (564) 437
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/24 USD 8,040 (8,975) (2,314) (6,661)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/24 USD 4,000 29,622 (16,110) 45,732
$ 234,694 $ (132,599) $ 367,293
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 5.34%
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 1,681,854,663 $ — $ 1,681,854,663
Common Stocks
Aerospace & Defense .................................... 26,529,729 15,505,783 — 42,035,512
Air Freight & Logistics .................................... 11,922,672 1,413,726 — 13,336,398
Automobile Components .................................. 4,514,611 236,728 — 4,751,339
Automobiles .......................................... 8,976,490 13,253,495 — 22,229,985
Banks ............................................... 98,913,961 96,236,309 102 195,150,372

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio

Level 1 Level 2 Level 3 Total
Beverages ........................................... $ 8,635,914 $ 18,731,763 $ — $ 27,367,677
Biotechnology ......................................... 15,072,400 1,078,248 — 16,150,648
Broadline Retail ........................................ 5,036,040 8,449,206 — 13,485,246
Building Products ....................................... 20,613,417 7,665,228 — 28,278,645
Capital Markets ........................................ 39,264,763 9,056,421 — 48,321,184
Chemicals ............................................ 14,146,414 20,896,605 — 35,043,019
Commercial Services & Supplies ............................. 11,888,749 — — 11,888,749
Communications Equipment ................................ 7,939,064 5,910,858 — 13,849,922
Construction & Engineering ................................ 1,231,819 10,300,977 — 11,532,796
Construction Materials .................................... — 10,671,935 — 10,671,935
Consumer Finance ...................................... 7,079,295 — — 7,079,295
Consumer Staples Distribution & Retail ........................ 20,853,912 11,429,764 — 32,283,676
Containers & Packaging .................................. 9,292,548 — — 9,292,548
Diversified REITs ....................................... 7,830,253 8,319,634 — 16,149,887
Diversified Telecommunication Services ........................ 26,518,040 27,378,071 — 53,896,111
Electric Utilities ........................................ 128,670,749 20,988,289 — 149,659,038
Electrical Equipment ..................................... 20,063,110 11,322,855 — 31,385,965
Electronic Equipment, Instruments & Components ................. 3,108,145 30,257,911 — 33,366,056
Energy Equipment & Services .............................. 12,540,602 — — 12,540,602
Entertainment ......................................... 10,800,391 6,311,203 — 17,111,594
Financial Services ...................................... 28,432,703 — 663,868 29,096,571
Food Products ......................................... 25,789,781 27,441,922 — 53,231,703
Gas Utilities ........................................... 287,840 13,284,502 — 13,572,342
Ground Transportation ................................... 36,514,127 3,050,490 — 39,564,617
Health Care Equipment & Supplies ........................... 20,941,811 4,457,578 — 25,399,389
Health Care Providers & Services ............................ 73,681,397 5,563,597 — 79,244,994
Health Care REITs ...................................... 32,304,237 12,357,145 — 44,661,382
Hotels, Restaurants & Leisure .............................. 3,398,391 3,312,103 — 6,710,494
Household Durables ..................................... 7,436,077 15,793,836 — 23,229,913
Household Products ..................................... — 3,445,257 — 3,445,257
Independent Power and Renewable Electricity Producers ............ 4,684,549 — — 4,684,549
Industrial Conglomerates .................................. — 11,267,264 — 11,267,264
Industrial REITs ........................................ 23,078,610 18,268,100 — 41,346,710
Insurance ............................................ 29,625,653 36,218,823 — 65,844,476
Interactive Media & Services ............................... 23,429,441 3,937,547 — 27,366,988
IT Services ........................................... 27,528,634 20,316,676 — 47,845,310
Leisure Products ....................................... 4,659,057 — — 4,659,057
Life Sciences Tools & Services .............................. 2,029,180 957,979 — 2,987,159
Machinery ............................................ 19,042,370 12,886,190 — 31,928,560
Marine Transportation .................................... 2,629,432 1,245,067 — 3,874,499
Media ............................................... 17,498,002 5,104,394 683,944 23,286,340
Metals & Mining ........................................ 6,944,091 5,118,621 71 12,062,783
Multi-Utilities .......................................... 50,347,552 13,501,069 — 63,848,621
Office REITs .......................................... 10,516,062 — — 10,516,062
Oil, Gas & Consumable Fuels ............................... 115,796,708 69,731,828 49 185,528,585
Paper & Forest Products .................................. — 3,649,280 — 3,649,280
Personal Care Products .................................. — 24,311,135 — 24,311,135
Pharmaceuticals ....................................... 17,746,831 103,016,200 — 120,763,031
Professional Services .................................... 43,587,531 23,358,620 — 66,946,151
Real Estate Management & Development ....................... 393,573 17,867,275 — 18,260,848
Residential REITs ....................................... 22,970,828 — — 22,970,828
Retail REITs .......................................... — 10,628,816 — 10,628,816
Semiconductors & Semiconductor Equipment .................... 36,897,594 118,496,496 — 155,394,090
Software ............................................. 54,008,768 1,328,259 — 55,337,027
Specialized REITs ...................................... 99,362,855 — — 99,362,855
Specialty Retail ........................................ 4,652,508 3,856,208 — 8,508,716
Technology Hardware, Storage & Peripherals .................... 25,235,567 21,664,872 — 46,900,439
Textiles, Apparel & Luxury Goods ............................ 4,173,009 26,175,420 — 30,348,429
Tobacco ............................................. 11,800,182 14,678,586 — 26,478,768
Trading Companies & Distributors ............................ — 6,042,349 — 6,042,349
Transportation Infrastructure ............................... 18,042,014 66,284,853 — 84,326,867
Water Utilities ......................................... — 2,919,393 — 2,919,393
Wireless Telecommunication Services ......................... 871,402 24,598,248 3 25,469,653
Corporate Bonds
Aerospace & Defense .................................... — 44,432,447 — 44,432,447
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

Level 1 Level 2 Level 3 Total
Air Freight & Logistics .................................... $ — $ 485,199 $ — $ 485,199
Automobile Components .................................. — 34,677,421 — 34,677,421
Automobiles .......................................... — 17,908,495 — 17,908,495
Banks ............................................... — 439,344,146 — 439,344,146
Beverages ........................................... — 2,293,798 — 2,293,798
Biotechnology ......................................... — 16,757,556 — 16,757,556
Broadline Retail ........................................ — 5,044,210 — 5,044,210
Building Products ....................................... — 7,922,749 — 7,922,749
Capital Markets ........................................ — 121,312,766 — 121,312,766
Chemicals ............................................ — 39,485,158 — 39,485,158
Commercial Services & Supplies ............................. — 37,680,175 — 37,680,175
Communications Equipment ................................ — 3,637,468 — 3,637,468
Construction & Engineering ................................ — 12,589,356 — 12,589,356
Construction Materials .................................... — 2,569,475 — 2,569,475
Consumer Finance ...................................... — 39,728,518 — 39,728,518
Consumer Staples Distribution & Retail ........................ — 15,152,194 — 15,152,194
Containers & Packaging .................................. — 31,368,438 — 31,368,438
Distributors ........................................... — 708,613 — 708,613
Diversified Consumer Services .............................. — 8,881,711 — 8,881,711
Diversified REITs ....................................... — 15,389,777 — 15,389,777
Diversified Telecommunication Services ........................ — 70,920,571 — 70,920,571
Electric Utilities ........................................ — 60,285,170 — 60,285,170
Electrical Equipment ..................................... — 1,993,136 — 1,993,136
Electronic Equipment, Instruments & Components ................. — 1,017,218 — 1,017,218
Energy Equipment & Services .............................. — 17,798,659 — 17,798,659
Entertainment ......................................... — 8,203,782 — 8,203,782
Financial Services ...................................... — 55,688,968 6,926,654 62,615,622
Food Products ......................................... — 8,325,673 — 8,325,673
Gas Utilities ........................................... — 5,984,229 — 5,984,229
Ground Transportation ................................... — 10,887,032 — 10,887,032
Health Care Equipment & Supplies ........................... — 17,032,476 — 17,032,476
Health Care Providers & Services ............................ — 34,715,356 — 34,715,356
Health Care REITs ...................................... — 5,991,880 — 5,991,880
Health Care Technology .................................. — 2,444,456 — 2,444,456
Hotel & Resort REITs .................................... — 3,784,782 — 3,784,782
Hotels, Restaurants & Leisure .............................. — 55,060,710 — 55,060,710
Household Durables ..................................... — 5,776,956 — 5,776,956
Household Products ..................................... — 511,570 — 511,570
Independent Power and Renewable Electricity Producers ............ — 7,384,308 — 7,384,308
Industrial Conglomerates .................................. — 12,175,029 — 12,175,029
Insurance ............................................ — 61,559,514 — 61,559,514
Interactive Media & Services ............................... — 984,016 — 984,016
IT Services ........................................... — 13,389,834 — 13,389,834
Leisure Products ....................................... — 588,968 — 588,968
Life Sciences Tools & Services .............................. — 1,987,240 — 1,987,240
Machinery ............................................ — 24,766,464 — 24,766,464
Marine Transportation .................................... — 2,044,663 — 2,044,663
Media ............................................... — 50,377,557 — 50,377,557
Metals & Mining ........................................ — 24,121,010 — 24,121,010
Mortgage Real Estate Investment Trusts (REITs) .................. — 1,134,248 — 1,134,248
Multi-Utilities .......................................... — 21,208,772 — 21,208,772
Office REITs .......................................... — 1,096,579 — 1,096,579
Oil, Gas & Consumable Fuels ............................... — 105,894,079 — 105,894,079
Paper & Forest Products .................................. — 10,591,190 — 10,591,190
Passenger Airlines ...................................... — 4,227,950 — 4,227,950
Personal Care Products .................................. — 1,043,459 — 1,043,459
Pharmaceuticals ....................................... — 50,042,901 — 50,042,901
Professional Services .................................... — 4,683,370 — 4,683,370
Real Estate Management & Development ....................... — 13,458,328 — 13,458,328
Residential REITs ....................................... — 2,043,731 — 2,043,731
Retail REITs .......................................... — 2,870,844 — 2,870,844
Semiconductors & Semiconductor Equipment .................... — 15,705,078 — 15,705,078
Software ............................................. — 39,764,585 — 39,764,585
Specialized REITs ...................................... — 7,865,662 — 7,865,662
Specialty Retail ........................................ — 20,620,348 — 20,620,348
Fair Value Hierarchy as of Period End (continued)

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio

Level 1 Level 2 Level 3 Total
Technology Hardware, Storage & Peripherals .................... $ — $ 3,083,957 $ — $ 3,083,957
Textiles, Apparel & Luxury Goods ............................ — 1,390,334 — 1,390,334
Tobacco ............................................. — 8,198,683 — 8,198,683
Trading Companies & Distributors ............................ — 16,330,158 — 16,330,158
Transportation Infrastructure ............................... — 9,005,055 — 9,005,055
Wireless Telecommunication Services ......................... — 57,536,393 — 57,536,393
Equity-Linked Notes ...................................... — 1,578,967,741 — 1,578,967,741
Fixed Rate Loan Interests
Financial Services ...................................... — — 13,142,997 13,142,997
Health Care Technology .................................. — 1,008,088 — 1,008,088
Media ............................................... — 1,187,195 778,000 1,965,195
Floating Rate Loan Interests
Aerospace & Defense .................................... — 26,517,350 — 26,517,350
Automobile Components .................................. — 11,069,209 — 11,069,209
Automobiles .......................................... — 2,351,458 1,767,539 4,118,997
Beverages ........................................... — 7,023,438 — 7,023,438
Broadline Retail ........................................ — 7,512,786 — 7,512,786
Building Products ....................................... — 9,106,860 — 9,106,860
Capital Markets ........................................ — 20,471,250 — 20,471,250
Chemicals ............................................ — 24,576,795 4,940,144 29,516,939
Commercial Services & Supplies ............................. — 32,820,828 1,595,859 34,416,687
Communications Equipment ................................ — 3,674,589 — 3,674,589
Construction & Engineering ................................ — 10,942,317 — 10,942,317
Construction Materials .................................... — 13,137,416 526,947 13,664,363
Consumer Staples Distribution & Retail ........................ — 2,469,324 12,695,402 15,164,726
Containers & Packaging .................................. — 7,922,653 — 7,922,653
Distributors ........................................... — 1,905,897 — 1,905,897
Diversified Consumer Services .............................. — 13,538,321 — 13,538,321
Diversified Telecommunication Services ........................ — 15,519,028 418,836 15,937,864
Electric Utilities ........................................ — 1,552,374 — 1,552,374
Electrical Equipment ..................................... — 2,523,565 — 2,523,565
Electronic Equipment, Instruments & Components ................. — 1,952,027 609,237 2,561,264
Energy Equipment & Services .............................. — — 19,509 19,509
Entertainment ......................................... — 34,197,287 — 34,197,287
Financial Services ...................................... — 35,047,153 47,970,410 83,017,563
Food Products ......................................... — 17,031,714 — 17,031,714
Ground Transportation ................................... — 7,956,911 — 7,956,911
Health Care Equipment & Supplies ........................... — 15,599,044 — 15,599,044
Health Care Providers & Services ............................ — 17,516,450 213,303 17,729,753
Health Care Technology .................................. — 19,181,941 — 19,181,941
Hotel & Resort REITs .................................... — 752,935 — 752,935
Hotels, Restaurants & Leisure .............................. — 55,294,856 7,392,228 62,687,084
Household Durables ..................................... — 12,639,144 — 12,639,144
Household Products ..................................... — 518,842 — 518,842
Independent Power and Renewable Electricity Producers ............ — 3,337,757 — 3,337,757
Industrial Conglomerates .................................. — 4,844,727 — 4,844,727
Insurance ............................................ — 34,447,862 938,346 35,386,208
IT Services ........................................... — 32,290,173 741,000 33,031,173
Leisure Products ....................................... — 1,402,368 — 1,402,368
Life Sciences Tools & Services .............................. — 13,790,805 — 13,790,805
Machinery ............................................ — 38,784,799 — 38,784,799
Media ............................................... — 11,112,469 — 11,112,469
Oil, Gas & Consumable Fuels ............................... — 13,516,890 3,074,100 16,590,990
Passenger Airlines ...................................... — 12,039,872 — 12,039,872
Pharmaceuticals ....................................... — 15,387,485 — 15,387,485
Professional Services .................................... — 25,874,735 2,777,467 28,652,202
Real Estate Management & Development ....................... — 70,372 1,148,855 1,219,227
Semiconductors & Semiconductor Equipment .................... — 4,051,067 — 4,051,067
Software ............................................. — 65,072,160 1,736,372 66,808,532
Specialty Retail ........................................ — 9,474,774 604,913 10,079,687
Textiles, Apparel & Luxury Goods ............................ — 427,904 — 427,904
Trading Companies & Distributors ............................ — 8,878,093 1,597,684 10,475,777
Transportation Infrastructure ............................... — 5,417,566 1,248,304 6,665,870
Wireless Telecommunication Services ......................... — 3,082,193 — 3,082,193
Foreign Agency Obligations ................................. — 49,500,583 — 49,500,583
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

Level 1 Level 2 Level 3 Total
Foreign Government Obligations .............................. $ — $ 46,059,946 $ — $ 46,059,946
Investment Companies .................................... 687,784,464 — — 687,784,464
Non-Agency Mortgage-Backed Securities ........................ — 497,453,155 8,514,977 505,968,132
Preferred Securities
Banks ............................................... 3,760,221 6,653,809 — 10,414,030
Capital Markets ........................................ — 2,470,666 — 2,470,666
Consumer Finance ...................................... — 441,198 — 441,198
Electric Utilities ........................................ — 1,796,923 — 1,796,923
Household Products ..................................... — 2,583,047 — 2,583,047
Independent Power and Renewable Electricity Producers ............ — 657,239 — 657,239
Oil, Gas & Consumable Fuels ............................... — 423,144 — 423,144
Technology Hardware, Storage & Peripherals .................... — 8,868,227 — 8,868,227
U.S. Government Sponsored Agency Securities .................... — 4,007,951 — 4,007,951
U.S. Treasury Obligations ................................... — 113,175,822 — 113,175,822
Warrants .............................................. 26,556 — — 26,556
Short-Term Securities
Money Market Funds ...................................... 1,192,260,834 — — 1,192,260,834
$ 3,311,613,530 $ 7,685,254,838 $ 122,727,120 $ 11,119,595,488
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 259,307 $ — $ 259,307
Equity contracts ........................................... 18,337 — — 18,337
Foreign currency exchange contracts ............................ 3,364,667 6,924,962 — 10,289,629
Interest rate contracts ....................................... 25,598,001 373,954 — 25,971,955
Liabilities
Credit contracts ........................................... — (146,764) — (146,764)
Foreign currency exchange contracts ............................ — (360,108) — (360,108)
Interest rate contracts ....................................... (5,366) (6,661) — (12,027)
$ 28,975,639 $ 7,044,690 $ — $ 36,020,329
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Unfunded
Floating
Rate Loan
Interests Total
Investments
Assets/Liabilities
Opening balance, as of July 31, 2023 ............................ $ 2,509,652 $ 2,686,089 $ 1 $ — $ 184,131,906 $ 7,891,292 $ (268,124) $ 196,950,816
Transfers into Level 3 ...................................... — — — — 4,639,954 — — 4,639,954
Transfers out of Level 3 ..................................... (2,509,652) — — — (4,008,192) — — (6,517,844)
Other
(a)
................................................ — — — 12,226,360 (12,226,360) — — —
Accrued discounts/premiums .................................. — — 55,975 17,445 123,426 10,422 — 207,268
Net realized loss .......................................... — (15,016,603) (8,557,252) — (1,278,691) — — (24,852,546)
Net change in unrealized appreciation (depreciation)
(b )
................. — 18,941,538 9,581,952 875,132 (6,015,168) 613,263 — 23,996,717
Purchases .............................................. — 912,014 6,996,776 802,060 16,248,064 8,668,000 — 33,626,914
Sales ................................................. — (6,175,001) (1,150,798) — (89,598,484) (8,668,000) 268,124 (105,324,159)
Closing balance, as of June 30, 2024 ............................
$ — $ 1,348,037 $ 6,926,654 $ 13,920,997 $ 92,016,455 $ 8,514,977 $ — $ 122,727,120
Net change in unrealized appreciation (depreciation) on investments still held at
June 30, 2024
(b )
........................................
$ — $ 435,813 $ (275,446) $ 378,835 $ (12,474,776) $ (255,252) $ — $ (12,190,826)
(a)
Certain Level 3 investments were re-classified between Fixed Rate Loan Interests and Floating Rate Loan Interests.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.
Fair Value Hierarchy as of Period End (continued)

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Multi-Asset Income Portfolio

Currency Abbreviation
AED United Arab Emirates Dirham
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CNY Chinese Yuan
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
KRW South Korean Won
NZD New Zealand Dollar
SGD Singapore Dollar
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
JSC Joint Stock Company
LIBOR London Interbank Offered Rate
MBS Mortgage-Backed Securities
MSCI Morgan Stanley Capital International
NVDR Non-Voting Depository Receipts
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate

Statement of Assets and Liabilities
(unaudited)

June 30, 2024

Statement of Assets and Liabilities
See notes to financial statements.
BlackRock
Multi-Asset
Income Portfolio
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 9,239,550,190
Investments, at value — affiliated
(c)
.......................................................................................... 1,880,045,298
Cash ............................................................................................................. 13,215,900
Cash pledged:
Futures contracts .................................................................................................... 53,952,000
Centrally cleared swaps ................................................................................................ 3,178,000
Foreign currency, at value
(d)
............................................................................................... 31,438,265
Receivables: –
Investment s sold .................................................................................................... 28,770,861
Securities lending income — affiliated ...................................................................................... 51,119
Swaps   .......................................................................................................... 25,978
Capital shares sold ................................................................................................... 10,855,028
Tax reclaims ....................................................................................................... 116,169
Dividends — unaffiliated ............................................................................................... 5,953,571
Dividends — affiliated ................................................................................................. 4,058,161
Interest — unaffiliated ................................................................................................. 65,939,163
From the Manager ................................................................................................... 135,614
Due from broker ..................................................................................................... 310,000
Variation margin on futures contracts ....................................................................................... 94,530
Variation margin on centrally cleared swaps .................................................................................. 7,772
Swap premiums paid ................................................................................................... 1,491,639
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 6,924,962
OTC swaps ........................................................................................................ 633,261
Prepaid e xpenses ..................................................................................................... 63,790
Other assets ......................................................................................................... 198,753
Total a ssets .........................................................................................................
11,347,010,024
LIABILITIES
Cash received:
Collateral — OTC derivatives ............................................................................................ 310,000
Collateral on securities loaned ............................................................................................. 138,515,401
Payables: –
Investments purchased ................................................................................................ 310,933,058
Accounting services fees ............................................................................................... 469,374
Administration fees ................................................................................................... 304,887
Capital shares redeemed ............................................................................................... 30,195,935
Custodian fees ...................................................................................................... 433,099
Deferred foreign capital gain tax .......................................................................................... 2,765,473
Income dividend distributions ............................................................................................ 7,173,376
Interest expense .................................................................................................... 141,163
Investment advisory fees ............................................................................................... 3,933,354
Trustees' and Officer's fees ............................................................................................. 40,893
Other affiliate fees ................................................................................................... 1,462
Professional fees .................................................................................................... 344,283
Registration fees .................................................................................................... 757,432
Service and distribution fees ............................................................................................. 1,138,122
Transfer agent fees .................................................................................................. 2,571,613
Other accrued expenses ............................................................................................... 53,007
Variation margin on futures contracts ....................................................................................... 8,221,039
Swap premiums received ................................................................................................ 785,318
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 360,108
OTC swaps ........................................................................................................ 128,796
Total li abilities ........................................................................................................
509,577,193
Commitments and contingent liabilities —
NET ASSETS ........................................................................................................
$ 10,837,432,831

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2024
2024
BlackRock Semi-Annual Financial Statements

BlackRock
Multi-Asset
Income Portfolio
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 12,840,907,208
Accumulated loss ..................................................................................................... (2,003,474,377)
NET ASSETS ........................................................................................................
$ 10,837,432,831
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 9,048,722,612
(b)
  Securities loaned, at value ...................................................................................... $ 134,956,507
(c)
  Investments, at cost — affiliated ................................................................................... $ 1,838,028,227
(d)
  Foreign currency, at cost ....................................................................................... $ 31,481,303
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2024

Statement of Assets and Liabilities
See notes to financial statements.
BlackRock Multi-
Asset Income
Portfolio
NET ASSET VALUE
Institutional
Net assets .........................................................................................................
$ 5,952,584,559
Shares outstanding ...................................................................................................
593,924,244
Net asset value .....................................................................................................
$ 10.02
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Investor A
Net assets .........................................................................................................
$ 3,770,259,100
Shares outstanding ...................................................................................................
376,622,188
Net asset value .....................................................................................................
$ 10.01
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Investor C
Net assets .........................................................................................................
$ 459,790,303
Shares outstanding ...................................................................................................
45,986,087
Net asset value .....................................................................................................
$ 10.00
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Class K
Net assets .........................................................................................................
$ 654,798,869
Shares outstanding ...................................................................................................
65,368,457
Net asset value .....................................................................................................
$ 10.02
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001

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shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable.
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable.
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable.
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable.
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable.
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not applicable to this semi-annual report.
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable.
              (a)(3) Section 302 Certifications are attached.
              <<section302>>
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached.
<<section906>>

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
BlackRock Funds II

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
            BlackRock Funds II

Date: August 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: August 22, 2024

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: August 22, 2024